UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-5972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2011

Item 1: Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)[1]
Australia (24.7%)
BHP Billiton Ltd.	3,616,707	165,378
Commonwealth Bank of Australia	1,746,282	94,431
Westpac Banking Corp.	3,391,053	75,926
Australia & New Zealand Banking Group Ltd.	2,926,251	66,887
National Australia Bank Ltd.	2,445,697	64,394
Rio Tinto Ltd.	490,399	42,965
Woolworths Ltd.	1,364,439	40,368
Wesfarmers Ltd.	1,131,560	36,392
Newcrest Mining Ltd.	809,999	35,322
Woodside Petroleum Ltd.	702,585	29,605
Westfield Group	2,467,061	21,555
QBE Insurance Group Ltd.	1,184,144	21,311
CSL Ltd.	610,943	20,596
Origin Energy Ltd.	1,194,075	19,242
Telstra Corp. Ltd.	4,900,846	16,076
AMP Ltd.	3,176,033	15,885
Santos Ltd.	987,578	13,973
Brambles Ltd.	1,633,029	12,399
Foster's Group Ltd.	2,175,274	12,051
Macquarie Group Ltd.	391,423	11,857
Suncorp Group Ltd.	1,443,296	11,744
Orica Ltd.	409,096	11,529
Amcor Ltd.	1,376,720	10,627
Fortescue Metals Group Ltd.	1,399,166	9,693
Iluka Resources Ltd.	467,080	9,106
Stockland	2,682,682	8,984
Westfield Retail Trust	3,246,934	8,692
Insurance Australia Group Ltd.	2,329,877	8,379
Transurban Group	1,457,950	8,162
AGL Energy Ltd.	515,404	8,028
Incitec Pivot Ltd.	1,836,407	7,955
Coca-Cola Amatil Ltd.	640,103	7,951
* QR National Ltd.	1,920,782	7,082
GPT Group	1,983,120	6,558
WorleyParsons Ltd.	215,523	6,512
Alumina Ltd.	2,727,753	6,493
ASX Ltd.	195,782	6,422
Asciano Ltd.	3,291,982	6,021
Lend Lease Group	606,351	5,897
Goodman Group	7,785,452	5,810
Wesfarmers Ltd. Price Protected Shares	170,500	5,558
Sonic Healthcare Ltd.	415,499	5,548
OZ Minerals Ltd.	361,200	5,393
Dexus Property Group	5,454,376	5,181
Cochlear Ltd.	63,665	4,954
Crown Ltd.	503,963	4,931
Mirvac Group	3,857,964	4,867
Computershare Ltd.	496,953	4,470
* Lynas Corp. Ltd.	1,885,625	4,423

	Bendigo and Adelaide Bank Ltd.	418,965	4,065
	Metcash Ltd.	869,509	3,971
	CFS Retail Property Trust	2,076,463	3,945
	Leighton Holdings Ltd.	169,778	3,944
	Toll Holdings Ltd.	753,273	3,742
	Boral Ltd.	816,442	3,738
	Tatts Group Ltd.	1,445,484	3,685
*	Echo Entertainment Group Ltd.	771,623	3,399
	MacArthur Coal Ltd.	187,201	3,201
*	James Hardie Industries SE	490,079	3,078
	OneSteel Ltd.	1,485,390	2,875
	Ramsay Health Care Ltd.	149,158	2,861
	TABCORP Holdings Ltd.	771,623	2,725
	BlueScope Steel Ltd.	2,066,869	2,580
*	Qantas Airways Ltd.	1,263,710	2,561
^	Fairfax Media Ltd.	2,518,124	2,432
	Sims Metal Management Ltd. ADR	127,682	2,335
	Newcrest Mining Ltd. ADR	51,388	2,207
*	Paladin Energy Ltd.	750,400	2,156
	Caltex Australia Ltd.	155,350	1,817
	SP AusNet	1,537,843	1,552
	MAp Group	424,932	1,521
	Harvey Norman Holdings Ltd.	601,259	1,439
	Sims Metal Management Ltd.	57,621	1,064
			1,090,476
Hong Kong (8.1%)
*	AIA Group Ltd.	8,817,824	32,388
	Hutchison Whampoa Ltd.	2,398,599	27,941
	Sun Hung Kai Properties Ltd.	1,591,121	24,183
	Cheung Kong Holdings Ltd.	1,568,008	23,907
	Hong Kong Exchanges and Clearing Ltd.	1,153,646	23,799
	CLP Holdings Ltd.	2,168,547	20,055
	Hang Seng Bank Ltd.	861,669	13,524
	Hong Kong & China Gas Co. Ltd.	5,342,790	13,069
	Power Assets Holdings Ltd.	1,571,165	12,988
	BOC Hong Kong Holdings Ltd.	4,185,992	12,495
	Wharf Holdings Ltd.	1,698,871	12,479
	Swire Pacific Ltd. Class A	816,227	11,482
	Li & Fung Ltd.	6,361,362	10,578
	Hang Lung Properties Ltd.	2,758,242	10,174
	Link REIT	2,499,476	8,734
*	Sands China Ltd.	2,721,600	8,191
	Henderson Land Development Co. Ltd.	1,228,034	7,774
	Bank of East Asia Ltd.	1,725,622	6,660
	Wynn Macau Ltd.	1,752,000	6,102
	Hang Lung Group Ltd.	985,181	5,927
	MTR Corp.	1,630,603	5,531
	Sino Land Co. Ltd.	2,958,114	5,011
	SJM Holdings Ltd.	1,817,000	4,569
	Wheelock & Co. Ltd.	1,044,647	4,486
	Shangri-La Asia Ltd.	1,582,092	4,075
	Esprit Holdings Ltd.	1,380,900	4,020
	New World Development Ltd.	2,688,545	3,954
	Kerry Properties Ltd.	813,040	3,933
*,^ Galaxy Entertainment Group Ltd.		1,380,000	3,568
	Hysan Development Co. Ltd.	702,187	3,291
	Cathay Pacific Airways Ltd.	1,334,220	3,094

Cheung Kong Infrastructure Holdings Ltd.	515,854	2,972
Yue Yuen Industrial Holdings Ltd.	820,717	2,632
ASM Pacific Technology Ltd.	222,041	2,435
Lifestyle International Holdings Ltd.	658,044	2,149
Wing Hang Bank Ltd.	197,893	2,124
NWS Holdings Ltd.	1,451,022	2,104
Hopewell Holdings Ltd.	626,323	2,027
PCCW Ltd.	4,419,653	1,927
Orient Overseas International Ltd.	243,565	1,382
*,^ Foxconn International Holdings Ltd.	2,407,816	1,096
		358,830
Japan (60.7%)
Toyota Motor Corp.	3,107,483	126,860
Mitsubishi UFJ Financial Group Inc.	14,348,120	72,858
Honda Motor Co. Ltd.	1,836,254	72,855
Canon Inc.	1,276,659	61,550
Sumitomo Mitsui Financial Group Inc.	1,511,761	47,558
Takeda Pharmaceutical Co. Ltd.	889,717	42,438
Mitsubishi Corp.	1,527,472	40,854
FANUC Corp.	215,939	40,850
Softbank Corp.	975,731	38,103
Mizuho Financial Group Inc.	23,097,713	37,784
Mitsui & Co. Ltd.	1,954,980	36,806
Komatsu Ltd.	1,067,378	33,322
NTT DoCoMo Inc.	17,251	31,921
Hitachi Ltd.	5,089,404	31,384
Nissan Motor Co. Ltd.	2,796,932	29,764
Panasonic Corp.	2,481,311	29,504
Sony Corp.	1,130,329	28,351
Nippon Telegraph & Telephone Corp.	538,823	26,648
Mitsubishi Electric Corp.	2,177,896	25,717
Mitsubishi Estate Co. Ltd.	1,412,005	25,320
Shin-Etsu Chemical Co. Ltd.	461,481	24,893
KDDI Corp.	3,289	24,440
Seven & I Holdings Co. Ltd.	846,979	24,151
East Japan Railway Co.	382,337	24,062
Tokio Marine Holdings Inc.	814,988	24,033
Toshiba Corp.	4,529,214	23,497
Japan Tobacco Inc.	5,094	23,085
ITOCHU Corp.	1,696,127	19,569
Denso Corp.	548,840	19,504
Astellas Pharma Inc.	501,068	19,466
Nippon Steel Corp.	5,752,270	19,374
Nomura Holdings Inc.	3,974,154	19,293
Inpex Corp.	2,467	19,150
Kyocera Corp.	173,144	18,489
JX Holdings Inc.	2,523,139	18,243
Bridgestone Corp.	732,432	18,220
Mitsui Fudosan Co. Ltd.	940,322	17,966
Sumitomo Corp.	1,264,207	17,817
Nintendo Co. Ltd.	111,661	17,708
Kao Corp.	607,497	17,180
MS&AD Insurance Group Holdings	642,262	16,051
Mitsubishi Heavy Industries Ltd.	3,427,617	15,975
FUJIFILM Holdings Corp.	521,294	15,743
Daiichi Sankyo Co. Ltd.	757,604	15,656
Murata Manufacturing Co. Ltd.	228,067	14,771

Central Japan Railway Co.	1,689	14,554
Dai-ichi Life Insurance Co. Ltd.	10,128	14,335
Kansai Electric Power Co. Inc.	844,265	14,222
JFE Holdings Inc.	518,716	14,112
Marubeni Corp.	1,870,703	14,037
Tokyo Gas Co. Ltd.	2,874,233	13,732
Kirin Holdings Co. Ltd.	923,261	13,596
Chubu Electric Power Co. Inc.	774,033	13,293
Keyence Corp.	46,679	13,198
Asahi Glass Co. Ltd.	1,130,824	13,065
Sumitomo Mitsui Trust Holdings Inc.	3,516,455	12,954
Toray Industries Inc.	1,648,172	12,817
ORIX Corp.	117,890	12,717
Sumitomo Electric Industries Ltd.	850,291	12,693
Fujitsu Ltd.	2,101,530	12,368
Nidec Corp.	123,431	12,281
Mitsubishi Chemical Holdings Corp.	1,528,054	11,911
Hoya Corp.	490,665	11,908
Secom Co. Ltd.	238,292	11,887
Kubota Corp.	1,309,452	11,885
Eisai Co. Ltd.	284,195	11,535
SMC Corp.	60,906	11,201
NKSJ Holdings Inc.	1,684,190	11,113
Terumo Corp.	191,006	10,727
Fast Retailing Co. Ltd.	60,221	10,659
Sumitomo Metal Mining Co. Ltd.	592,122	10,485
Resona Holdings Inc.	2,115,316	10,483
Tokyo Electron Ltd.	194,185	10,452
Sharp Corp.	1,120,523	10,322
Asahi Kasei Corp.	1,423,989	10,074
Sumitomo Realty & Development Co. Ltd.	402,720	9,942
Daikin Industries Ltd.	265,040	9,402
Ajinomoto Co. Inc.	749,475	9,290
Asahi Group Holdings Ltd.	435,811	9,222
Sumitomo Metal Industries Ltd.	3,808,423	9,130
Sumitomo Chemical Co. Ltd.	1,785,177	9,047
Nikon Corp.	384,960	9,034
Nitto Denko Corp.	187,101	9,016
Tokyo Electric Power Co. Inc.	1,619,764	8,989
Suzuki Motor Corp.	381,074	8,826
Olympus Corp.	246,087	8,751
Osaka Gas Co. Ltd.	2,188,164	8,664
Aeon Co. Ltd.	677,895	8,537
Rakuten Inc.	8,137	8,300
Aisin Seiki Co. Ltd.	215,914	8,285
West Japan Railway Co.	192,500	8,192
Daiwa Securities Group Inc.	1,882,398	8,188
Ricoh Co. Ltd.	754,880	8,121
T&D Holdings Inc.	326,270	7,983
Daito Trust Construction Co. Ltd.	81,469	7,842
Shiseido Co. Ltd.	406,392	7,787
Otsuka Holdings Co. Ltd.	280,600	7,724
Yamato Holdings Co. Ltd.	450,114	7,711
JS Group Corp.	300,839	7,525
Yamada Denki Co. Ltd.	92,589	7,413
Daiwa House Industry Co. Ltd.	547,530	7,379
Dai Nippon Printing Co. Ltd.	635,691	7,218
JGC Corp.	230,396	7,196

Kyushu Electric Power Co. Inc.	455,251	7,171
TDK Corp.	138,984	7,160
Mitsui OSK Lines Ltd.	1,297,308	6,793
Bank of Yokohama Ltd.	1,383,400	6,776
Isuzu Motors Ltd.	1,342,729	6,659
* NEC Corp.	2,894,035	6,619
Toyota Industries Corp.	202,435	6,598
Tohoku Electric Power Co. Inc.	510,505	6,598
Omron Corp.	231,055	6,504
Rohm Co. Ltd.	111,580	6,502
Shizuoka Bank Ltd.	678,162	6,378
Dentsu Inc.	204,122	6,350
Nippon Building Fund Inc.	620	6,346
Nippon Yusen KK	1,715,747	6,282
Sekisui House Ltd.	651,495	6,236
^ Kintetsu Corp.	1,843,138	6,220
Kobe Steel Ltd.	2,811,025	6,209
* Yamaha Motor Co. Ltd.	315,321	6,113
Odakyu Electric Railway Co. Ltd.	706,915	6,101
Makita Corp.	126,861	5,968
Kawasaki Heavy Industries Ltd.	1,618,339	5,921
Kuraray Co. Ltd.	387,865	5,856
Yahoo Japan Corp.	16,377	5,808
Tokyu Corp.	1,287,850	5,782
Shionogi & Co. Ltd.	334,763	5,777
Unicharm Corp.	127,784	5,770
* Mitsubishi Motors Corp.	4,366,141	5,702
Nippon Electric Glass Co. Ltd.	452,006	5,687
Dena Co. Ltd.	110,100	5,482
Ono Pharmaceutical Co. Ltd.	97,050	5,424
Chugoku Electric Power Co. Inc.	335,394	5,416
Chiba Bank Ltd.	853,620	5,410
Oriental Land Co. Ltd.	57,002	5,343
Fuji Heavy Industries Ltd.	664,534	5,320
Japan Real Estate Investment Corp.	527	5,280
Sega Sammy Holdings Inc.	240,798	5,176
NGK Insulators Ltd.	280,978	5,146
Toppan Printing Co. Ltd.	634,764	5,020
NTT Data Corp.	1,425	4,944
Tobu Railway Co. Ltd.	1,109,988	4,841
Teijin Ltd.	1,067,481	4,769
OJI Paper Co. Ltd.	952,340	4,761
NSK Ltd.	490,240	4,760
* Mazda Motor Corp.	1,696,482	4,662
Shikoku Electric Power Co. Inc.	210,377	4,599
Sekisui Chemical Co. Ltd.	494,896	4,573
Mitsubishi Tanabe Pharma Corp.	249,608	4,523
Chugai Pharmaceutical Co. Ltd.	253,524	4,502
Shimano Inc.	84,520	4,449
Isetan Mitsukoshi Holdings Ltd.	417,891	4,427
Konica Minolta Holdings Inc.	545,468	4,413
Sumitomo Heavy Industries Ltd.	618,274	4,345
Mitsubishi Materials Corp.	1,265,805	4,312
Nippon Express Co. Ltd.	974,712	4,299
Toyota Tsusho Corp.	241,051	4,220
Nitori Holdings Co. Ltd.	42,952	4,179
Keikyu Corp.	535,193	4,170
JSR Corp.	202,351	4,133

Ibiden Co. Ltd.	136,269	4,124
Brother Industries Ltd.	261,793	4,084
IHI Corp.	1,487,195	4,007
Keio Corp.	655,085	3,961
TonenGeneral Sekiyu KK	314,300	3,948
Ube Industries Ltd.	1,141,684	3,875
Trend Micro Inc.	118,156	3,698
Daihatsu Motor Co. Ltd.	210,646	3,690
Fukuoka Financial Group Inc.	867,418	3,688
Lawson Inc.	67,934	3,675
Hirose Electric Co. Ltd.	36,522	3,659
JTEKT Corp.	249,417	3,656
Kurita Water Industries Ltd.	125,418	3,642
Hokuriku Electric Power Co.	199,291	3,573
THK Co. Ltd.	136,116	3,529
Showa Denko KK	1,685,976	3,511
Mitsui Chemicals Inc.	919,812	3,493
Sony Financial Holdings Inc.	193,800	3,489
Electric Power Development Co. Ltd.	131,834	3,486
Mitsubishi Gas Chemical Co. Inc.	446,093	3,477
Santen Pharmaceutical Co. Ltd.	85,438	3,439
MEIJI Holdings Co. Ltd.	77,304	3,391
Obayashi Corp.	732,262	3,388
Benesse Holdings Inc.	77,829	3,365
Bank of Kyoto Ltd.	367,188	3,351
NTN Corp.	546,901	3,303
Hamamatsu Photonics KK	73,100	3,289
Sankyo Co. Ltd.	60,920	3,253
Nippon Sheet Glass Co. Ltd.	1,014,146	3,235
Amada Co. Ltd.	413,398	3,205
Hokkaido Electric Power Co. Inc.	206,531	3,164
All Nippon Airways Co. Ltd.	931,688	3,156
Yakult Honsha Co. Ltd.	110,263	3,146
Taisho Pharmaceutical Co. Ltd.	133,761	3,137
Joyo Bank Ltd.	741,017	3,115
Furukawa Electric Co. Ltd.	717,157	3,081
Sysmex Corp.	80,400	3,074
Hisamitsu Pharmaceutical Co. Inc.	69,790	3,042
Kyowa Hakko Kirin Co. Ltd.	283,854	3,027
Toyo Seikan Kaisha Ltd.	172,438	3,019
Kajima Corp.	970,173	3,015
Advantest Corp.	169,327	3,000
Shimizu Corp.	668,867	2,965
Hokuhoku Financial Group Inc.	1,413,083	2,950
Credit Saison Co. Ltd.	168,812	2,863
Namco Bandai Holdings Inc.	226,264	2,863
Japan Retail Fund Investment Corp. Class A	1,820	2,838
Mitsubishi UFJ Lease & Finance Co. Ltd.	65,579	2,834
Stanley Electric Co. Ltd.	166,055	2,825
Rinnai Corp.	36,336	2,814
Idemitsu Kosan Co. Ltd.	24,021	2,789
Taisei Corp.	1,166,639	2,787
^ Hitachi Construction Machinery Co. Ltd.	121,538	2,741
Sojitz Corp.	1,379,778	2,729
Konami Corp.	103,675	2,721
GS Yuasa Corp.	391,998	2,719
FamilyMart Co. Ltd.	71,122	2,687
Nomura Research Institute Ltd.	112,760	2,687

	Kawasaki Kisen Kaisha Ltd.	819,270	2,681
	Nisshin Seifun Group Inc.	209,834	2,681
	Kamigumi Co. Ltd.	268,548	2,673
	Nabtesco Corp.	105,000	2,667
	Nippon Meat Packers Inc.	191,426	2,663
	Yaskawa Electric Corp.	238,873	2,645
	Hachijuni Bank Ltd.	468,180	2,598
	TOTO Ltd.	331,738	2,595
	Miraca Holdings Inc.	61,700	2,593
	Hitachi Metals Ltd.	180,331	2,547
	Denki Kagaku Kogyo KK	524,643	2,531
	Nissin Foods Holdings Co. Ltd.	66,280	2,531
	Seiko Epson Corp.	148,694	2,523
	Nippon Paper Group Inc.	112,503	2,513
	Iyo Bank Ltd.	265,864	2,503
	Asics Corp.	164,772	2,498
	J Front Retailing Co. Ltd.	525,113	2,492
	NGK Spark Plug Co. Ltd.	175,963	2,484
	Toho Gas Co. Ltd.	452,831	2,482
	Sumitomo Rubber Industries Ltd.	191,145	2,481
	SBI Holdings Inc.	25,242	2,476
	Shimadzu Corp.	263,941	2,449
	Shimamura Co. Ltd.	24,177	2,441
	Toyo Suisan Kaisha Ltd.	98,498	2,437
	Chugoku Bank Ltd.	191,088	2,431
*,^ Elpida Memory Inc.		262,003	2,419
	Tosoh Corp.	570,152	2,417
	Nishi-Nippon City Bank Ltd.	785,688	2,416
	Japan Steel Works Ltd.	344,632	2,415
	Hiroshima Bank Ltd.	545,205	2,398
	Daido Steel Co. Ltd.	332,706	2,359
	Yamaguchi Financial Group Inc.	230,052	2,348
	Hitachi Chemical Co. Ltd.	118,157	2,341
	Gunma Bank Ltd.	440,254	2,340
	Takashimaya Co. Ltd.	312,981	2,330
	Gree Inc.	101,100	2,315
	Daicel Chemical Industries Ltd.	323,140	2,312
	Jupiter Telecommunications Co. Ltd.	1,955	2,277
	Tokyu Land Corp.	483,540	2,270
	Toho Co. Ltd.	128,074	2,231
	NOK Corp.	120,442	2,231
	Taiyo Nippon Sanso Corp.	285,193	2,225
	Kansai Paint Co. Ltd.	238,664	2,204
	Tsumura & Co.	66,813	2,187
	Chiyoda Corp.	171,000	2,184
	Ushio Inc.	115,575	2,174
*	Yokogawa Electric Corp.	243,614	2,152
	Yamaha Corp.	179,026	2,118
	Marui Group Co. Ltd.	256,787	2,103
	Aeon Mall Co. Ltd.	81,620	2,099
*	Sumco Corp.	132,445	2,097
	Kaneka Corp.	323,582	2,070
	Showa Shell Sekiyu KK	214,885	2,069
	Fuji Electric Co. Ltd.	631,927	2,057
	Suzuken Co. Ltd.	80,250	2,014
	Minebea Co. Ltd.	394,016	2,003
	Cosmo Oil Co. Ltd.	659,406	1,990
	Shinsei Bank Ltd.	1,565,144	1,987

USS Co. Ltd.	24,911	1,983
Nomura Real Estate Office Fund Inc. Class A	301	1,974
Japan Prime Realty Investment Corp.	755	1,947
Air Water Inc.	160,107	1,942
Nomura Real Estate Holdings Inc.	105,817	1,937
McDonald's Holdings Co. Japan Ltd.	73,899	1,933
Keisei Electric Railway Co. Ltd.	299,950	1,928
Casio Computer Co. Ltd.	270,322	1,913
Hino Motors Ltd.	304,656	1,890
Kikkoman Corp.	170,537	1,885
Yamazaki Baking Co. Ltd.	132,113	1,829
Koito Manufacturing Co. Ltd.	106,000	1,822
Dainippon Sumitomo Pharma Co. Ltd.	177,847	1,808
Citizen Holdings Co. Ltd.	297,927	1,789
Alfresa Holdings Corp.	43,279	1,769
Suruga Bank Ltd.	201,422	1,748
Mitsui Engineering & Shipbuilding Co. Ltd.	817,352	1,733
NHK Spring Co. Ltd.	160,269	1,707
Nisshin Steel Co. Ltd.	806,901	1,676
Japan Petroleum Exploration Co.	31,741	1,617
Aozora Bank Ltd.	644,514	1,572
* Mizuho Securities Co. Ltd.	645,149	1,567
MediPal Holdings Corp.	166,008	1,567
Mizuho Trust & Banking Co. Ltd.	1,742,452	1,534
Toyoda Gosei Co. Ltd.	69,875	1,526
Hitachi High-Technologies Corp.	69,133	1,497
Oracle Corp. Japan	43,987	1,474
Hakuhodo DY Holdings Inc.	26,657	1,473
Mitsubishi Logistics Corp.	123,466	1,419
Mabuchi Motor Co. Ltd.	27,033	1,398
Yamato Kogyo Co. Ltd.	45,952	1,378
Square Enix Holdings Co. Ltd.	70,475	1,371
Coca-Cola West Co. Ltd.	68,171	1,364
Itochu Techno-Solutions Corp.	33,827	1,338
Maruichi Steel Tube Ltd.	52,180	1,322
Seven Bank Ltd.	613	1,261
Toyota Boshoku Corp.	73,585	1,236
Kinden Corp.	143,192	1,211
Aeon Credit Service Co. Ltd.	84,803	1,191
NTT Urban Development Corp.	1,280	1,172
ABC-Mart Inc.	29,236	1,129
Otsuka Corp.	16,832	1,118
		2,683,884
New Zealand (0.4%)
Fletcher Building Ltd.	759,303	5,423
Telecom Corp. of New Zealand Ltd.	2,158,074	4,962
Auckland International Airport Ltd.	1,057,761	2,098
Sky City Entertainment Group Ltd.	634,998	2,052
Contact Energy Ltd.	389,060	1,771
		16,306
Singapore (5.2%)
DBS Group Holdings Ltd.	1,954,727	25,190
Singapore Telecommunications Ltd.	8,965,220	24,979
United Overseas Bank Ltd.	1,389,395	23,565
Oversea-Chinese Banking Corp. Ltd.	2,814,983	23,217
Keppel Corp. Ltd.	1,598,435	14,691
* Genting Singapore plc	6,848,522	10,788

Wilmar International Ltd.			2,161,176	10,573
Singapore Airlines Ltd.			610,290	7,185
CapitaLand Ltd.			2,883,028	6,932
Noble Group Ltd.			4,266,054	6,615
Singapore Exchange Ltd.			958,107	5,937
Singapore Press Holdings Ltd.			1,737,084	5,682
Fraser and Neave Ltd.			1,036,771	5,160
City Developments Ltd.			565,551	4,955
Jardine Cycle & Carriage Ltd.			119,229	4,784
SembCorp Industries Ltd.			1,118,370	4,701
Golden Agri-Resources Ltd.			7,606,926	4,601
* Hutchison Port Holdings Trust			5,864,197	4,457
Singapore Technologies Engineering Ltd.			1,713,691	4,292
SembCorp Marine Ltd.			929,414	4,156
* Global Logistic Properties Ltd.			2,059,000	3,447
CapitaMall Trust			2,163,977	3,385
Ascendas REIT			1,978,826	3,351
Olam International Ltd.			1,478,403	3,232
Yangzijiang Shipbuilding Holdings Ltd.			2,178,000	2,626
Keppel Land Ltd.			807,000	2,563
ComfortDelGro Corp. Ltd.			2,143,723	2,551
UOL Group Ltd.			528,345	2,261
CapitaMalls Asia Ltd.			1,504,000	1,791
^ Cosco Corp. Singapore Ltd.			1,120,007	1,651
StarHub Ltd.			681,945	1,597
^ Neptune Orient Lines Ltd.			1,004,688	1,199
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012			699,582	108
				232,222
Total Common Stocks (Cost $5,373,992)				4,381,718
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.3%)
[2,3] Vanguard Market Liquidity Fund	0.114%		56,226,205	56,226

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Freddie Mac Discount Notes	0.080%	8/15/11	1,500	1,500
[4,5] Freddie Mac Discount Notes	0.100%	8/22/11	1,000	1,000
[4,5] Freddie Mac Discount Notes	0.080%	9/26/11	100	100
[4,5] Freddie Mac Discount Notes	0.080%	10/25/11	1,000	999
[4,5] Freddie Mac Discount Notes	0.080%	10/31/11	500	500
				4,099
Total Temporary Cash Investments (Cost $60,326)				60,325
Total Investments (100.5%) (Cost $5,434,318)				4,442,043
Other Assets and Liabilities-Net (-0.5%)[3]				(20,882)
Net Assets (100%)				4,421,161

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $15,981,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $16,876,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $3,649,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,543	4,377,175	—
Temporary Cash Investments	56,226	4,099	—

Pacific Stock Index Fund

Futures Contracts—Liabilities[1]	(350)	—	—
Forward Currency Contracts—Assets	—	1,604	—
Total	60,419	4,382,878	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	September 2011	252	27,456	1,155
S&P ASX 200 Index	September 2011	101	12,140	(400)

Pacific Stock Index Fund

At July 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	9/14/11	JPY	2,035,720 USD	26,388	1,205
UBS AG	9/21/11	AUD	11,438 USD	12,477	399

AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2011, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. At July 31, 2011, the cost of investment securities for tax purposes was $5,436,828,000. Net unrealized depreciation of investment securities for tax purposes was $994,785,000, consisting of unrealized gains of $340,118,000 on securities that had risen in value since their purchase and $1,334,903,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard European Stock Index Fund

Schedule of Investments
As of July 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Austria (0.5%)
	Erste Group Bank AG	210,470	10,063
	OMV AG	182,947	7,293
	Voestalpine AG	120,407	6,233
	Telekom Austria AG	368,838	4,518
*,^ IMMOFINANZ AG		1,034,659	3,990
	Verbund AG	73,165	2,988
	Raiffeisen Bank International AG	54,536	2,727
	Vienna Insurance Group AG Wiener Versicherung Gruppe	43,633	2,319
			40,131
Belgium (1.4%)
	Anheuser-Busch InBev NV	889,682	51,205
	Solvay SA Class A	65,766	9,903
	Delhaize Group SA	111,902	8,047
	Groupe Bruxelles Lambert SA	89,515	7,549
	Umicore SA	126,663	6,453
	KBC Groep NV	178,809	6,309
	Belgacom SA	167,887	5,856
	UCB SA	112,763	5,186
	Ageas	2,426,300	4,974
	Colruyt SA	84,135	4,093
	Bekaert SA	42,753	2,590
	Mobistar SA	32,765	2,284
*	Dexia SA	645,423	1,705
			116,154
Denmark (1.6%)
	Novo Nordisk A/S Class B	463,981	56,755
*	Danske Bank A/S	721,325	13,955
	Carlsberg A/S Class B	118,467	11,637
	AP Moller - Maersk A/S Class B	1,459	11,179
	Novozymes A/S	50,718	8,271
	DSV A/S	228,951	5,076
*	Vestas Wind Systems A/S	224,724	4,954
	AP Moller - Maersk A/S	606	4,487
*	TDC A/S	419,176	3,899
	Coloplast A/S Class B	24,676	3,794
*	William Demant Holding A/S	26,588	2,330
^	Pandora A/S	66,850	1,910
	Tryg A/S	30,286	1,653
			129,900
Finland (1.4%)
	Nokia Oyj	4,149,391	24,129
	Sampo Oyj	465,622	14,182
	Fortum Oyj	493,104	13,049
	Kone Oyj Class B	173,379	10,051
	UPM-Kymmene Oyj	578,854	9,020
	Metso Oyj	140,658	6,876
	Nokian Renkaat Oyj	122,044	5,709
	Stora Enso Oyj	638,128	5,492

Wartsila Oyj	184,738	5,317
Elisa Oyj	157,212	3,379
Kesko Oyj Class B	73,549	2,854
Orion Oyj Class B	105,513	2,550
Neste Oil Oyj	145,320	1,898
Rautaruukki Oyj	90,776	1,852
Pohjola Bank plc Class A	151,345	1,841
^ Outokumpu Oyj	148,009	1,579
^ Sanoma Oyj	87,692	1,535
		111,313
France (14.9%)
Total SA	2,341,150	126,536
^ Sanofi	1,233,691	95,859
BNP Paribas SA	1,061,627	68,851
LVMH Moet Hennessy Louis Vuitton SA	281,000	51,506
Danone	645,810	46,043
GDF Suez	1,371,579	44,852
Air Liquide SA	315,114	43,285
France Telecom SA	2,049,615	42,411
Schneider Electric SA	270,978	39,160
AXA SA	1,926,524	36,044
Societe Generale SA	702,925	34,795
Vivendi SA	1,371,362	32,795
L'Oreal SA	265,410	31,933
ArcelorMittal	949,982	29,612
Vinci SA	492,068	28,516
Cie de St-Gobain	441,274	25,500
Unibail-Rodamco SE	101,484	22,593
Pernod-Ricard SA	219,678	21,763
Carrefour SA	639,621	18,872
Cie Generale d'Optique Essilor International SA	222,831	17,858
Cie Generale des Etablissements Michelin Class B	195,738	16,438
European Aeronautic Defence and Space Co. NV	449,363	15,580
PPR	83,851	15,497
Credit Agricole SA	1,066,082	13,087
Vallourec SA	123,619	12,527
Alstom SA	228,357	12,021
Lafarge SA	222,974	11,925
Technip SA	108,085	11,835
Renault SA	212,973	11,363
* Alcatel-Lucent	2,579,071	10,280
EDF SA	266,522	10,124
Bouygues SA	262,511	9,923
Christian Dior SA	60,147	9,613
SES SA	332,434	8,990
Veolia Environnement SA	383,928	8,643
Legrand SA	219,875	8,558
Cap Gemini SA	164,538	8,097
Sodexo	104,735	8,004
Safran SA	183,124	7,612
Accor SA	161,457	7,106
Publicis Groupe SA	138,346	7,035
Peugeot SA	169,720	6,434
Groupe Eurotunnel SA	580,855	6,191
Arkema SA	61,799	6,029
Dassault Systemes SA	65,055	5,740
Casino Guichard Perrachon SA	61,924	5,645

STMicroelectronics NV	710,942	5,605
^ Suez Environnement Co.	300,658	5,573
* Cie Generale de Geophysique - Veritas	157,446	5,287
Edenred	176,731	5,089
Lagardere SCA	130,481	5,068
Bureau Veritas SA	59,496	4,852
Eutelsat Communications SA	110,687	4,769
Thales SA	110,771	4,735
SCOR SE	183,638	4,726
Klepierre	115,972	4,336
Natixis	948,530	4,303
Wendel SA	36,522	4,196
Aeroports de Paris	38,958	3,541
Gecina SA	24,055	3,338
CNP Assurances	165,708	3,190
Societe BIC SA	32,554	3,074
ICADE	26,083	3,004
Atos	53,776	2,962
Fonciere Des Regions	29,839	2,910
Neopost SA	35,433	2,831
Iliad SA	21,570	2,766
Imerys SA	38,349	2,633
Eiffage SA	45,542	2,491
Societe Television Francaise 1	123,598	2,357
Eurazeo	34,483	2,343
* JCDecaux SA	71,207	1,964
* Air France-KLM	153,081	1,842
Eramet	5,739	1,597
Metropole Television SA	64,492	1,472
		1,215,935
Germany (13.5%)
Siemens AG	910,901	116,419
BASF SE	1,016,845	91,833
Bayer AG	915,512	73,241
Daimler AG	916,616	66,451
Allianz SE	502,627	65,500
SAP AG	1,018,662	63,689
Deutsche Bank AG	1,029,544	56,607
E.ON AG	1,994,568	54,997
Deutsche Telekom AG	3,113,837	48,538
Bayerische Motoren Werke AG	366,161	36,606
Linde AG	187,051	33,521
Volkswagen AG Prior Pfd.	159,880	31,915
Muenchener Rueckversicherungs AG	208,720	30,801
RWE AG	463,210	24,284
Adidas AG	232,079	17,228
Fresenius Medical Care AG & Co. KGaA	217,842	16,719
Deutsche Post AG	933,921	16,489
* Deutsche Boerse AG	221,465	16,446
ThyssenKrupp AG	369,254	16,326
K&S AG	191,078	15,246
* Commerzbank AG	3,960,260	15,054
Fresenius SE & Co. KGaA	126,115	13,493
Henkel AG & Co. KGaA Prior Pfd.	198,191	13,362
Porsche Automobil Holding SE Prior Pfd.	170,654	13,114
Infineon Technologies AG	1,206,506	12,106
* Continental AG	88,572	8,822

	HeidelbergCement AG	154,553	8,500
	MAN SE	70,234	8,352
	Henkel AG & Co. KGaA	144,809	7,901
	Metro AG	141,493	7,810
	Merck KGaA	70,935	7,571
	Lanxess AG	92,629	7,435
	Beiersdorf AG	112,264	7,232
	GEA Group AG	191,430	6,655
	Daimler AG	89,821	6,485
	Volkswagen AG	32,143	5,874
	Deutsche Lufthansa AG	256,049	5,155
*	Kabel Deutschland Holding AG	81,295	4,576
*	QIAGEN NV	256,987	4,322
	Brenntag AG	37,449	3,818
	Hochtief AG	46,048	3,696
	Bayerische Motoren Werke AG Prior Pfd.	58,437	3,683
	Hannover Rueckversicherung AG	66,341	3,443
	Fraport AG Frankfurt Airport Services Worldwide	41,544	3,329
	Wacker Chemie AG	17,151	3,243
	Salzgitter AG	42,279	3,080
	United Internet AG	127,024	2,583
	Suedzucker AG	73,070	2,576
	ProSiebenSat.1 Media AG Prior Pfd.	87,795	2,265
	RWE AG Prior Pfd.	41,703	2,004
	Axel Springer AG	44,688	1,977
	Celesio AG	94,590	1,818
*	TUI AG	162,451	1,501
			1,095,691
Greece (0.3%)
	National Bank of Greece SA	895,091	6,019
	Coca Cola Hellenic Bottling Co. SA	201,297	5,223
	OPAP SA	253,007	4,197
*	Alpha Bank AE	574,942	2,520
	Bank of Cyprus plc	952,565	2,080
	Public Power Corp. SA	126,100	1,552
*	EFG Eurobank Ergasias SA	376,799	1,465
	Hellenic Telecommunications Organization SA	127,206	1,065
	National Bank of Greece SA ADR	772,892	1,012
	Hellenic Telecommunications Organization SA ADR	240,277	991
			26,124
Ireland (0.4%)
	CRH plc	782,240	15,345
	Kerry Group plc Class A	153,858	6,355
*	Elan Corp. plc	547,152	6,115
	Ryanair Holdings plc ADR	74,207	2,018
	WPP plc ADR	22,861	1,294
	Ryanair Holdings plc	51,347	236
*,^ Anglo Irish Bank Corp. Ltd.		2,503,596	—
			31,363
Italy (3.9%)
	ENI SPA	2,660,517	57,816
	Enel SPA	7,289,989	41,986
	UniCredit SPA	14,932,073	26,637
	Intesa Sanpaolo SPA (Registered)	11,124,260	25,662
	Assicurazioni Generali SPA	1,295,174	24,582
	Saipem SPA	294,574	15,351
	Telecom Italia SPA (Registered)	10,340,039	13,011

Tenaris SA	524,976	11,508
* Fiat Industrial SPA	846,522	11,174
Snam Rete Gas SPA	1,787,314	10,319
Fiat SPA	846,522	8,364
Telecom Italia SPA (Bearer)	6,696,130	7,201
Atlantia SPA	351,431	6,507
Terna Rete Elettrica Nazionale SPA	1,338,873	6,071
Mediobanca SPA	569,830	5,237
Enel Green Power SPA	1,937,418	4,839
Unione di Banche Italiane SCPA	882,748	4,237
Prysmian SPA	223,476	4,136
Luxottica Group SPA	126,741	4,018
Banco Popolare SC	1,945,398	3,727
Banca Monte dei Paschi di Siena SPA	4,801,155	3,598
Finmeccanica SPA	450,245	3,455
Mediaset SPA	792,614	3,396
Pirelli & C SPA	260,629	2,702
Exor SPA	73,559	2,210
Intesa Sanpaolo SPA (Bearer)	983,821	1,866
A2A SPA	1,233,028	1,767
Autogrill SPA	125,202	1,648
^ Banca Carige SPA	729,846	1,511
Parmalat SPA	338,824	882
		315,418
Netherlands (3.7%)
Unilever NV	1,802,747	58,545
* ING Groep NV	4,240,427	45,504
Koninklijke Philips Electronics NV	1,093,127	27,151
Koninklijke KPN NV	1,743,377	24,862
Koninklijke Ahold NV	1,316,415	17,529
ASML Holding NV	477,037	16,994
Heineken NV	286,899	16,976
Akzo Nobel NV	257,342	15,719
* Aegon NV	1,908,316	10,921
Reed Elsevier NV	765,542	10,210
Koninklijke DSM NV	169,439	9,607
Wolters Kluwer NV	327,855	6,798
Heineken Holding NV	129,033	6,556
Randstad Holding NV	130,891	5,882
Fugro NV	75,574	5,826
SBM Offshore NV	186,018	4,447
Corio NV	65,792	4,011
* TNT Express NV	384,068	3,891
Koninklijke Vopak NV	77,817	3,884
Koninklijke Boskalis Westminster NV	79,238	3,333
PostNL NV	373,521	2,917
Delta Lloyd NV	113,506	2,480
		304,043
Norway (1.4%)
Statoil ASA	1,234,331	30,422
DnB NOR ASA	1,081,722	15,731
Telenor ASA	823,072	13,756
Seadrill Ltd.	343,236	11,947
Yara International ASA	208,601	11,915
* Subsea 7 SA	311,577	8,205
Orkla ASA	862,229	8,103
Norsk Hydro ASA	1,026,123	7,305

	Aker Solutions ASA	191,422	3,350
	Gjensidige Forsikring ASA	225,819	2,673
*,^ Renewable Energy Corp. ASA		542,371	1,005
			114,412
Portugal (0.4%)
	EDP - Energias de Portugal SA	2,131,252	7,404
	Portugal Telecom SGPS SA	748,745	6,456
	Galp Energia SGPS SA Class B	258,598	5,841
	Jeronimo Martins SGPS SA	242,840	4,752
^	Banco Espirito Santo SA	561,837	2,126
*,^ Banco Comercial Portugues SA		3,547,484	1,636
	Cimpor Cimentos de Portugal SGPS SA	208,206	1,617
*	EDP Renovaveis SA	238,788	1,548
			31,380
Spain (5.2%)
	Telefonica SA	4,520,920	100,770
	Banco Santander SA	9,344,189	98,351
	Banco Bilbao Vizcaya Argentaria SA	4,731,239	49,560
	Iberdrola SA	4,370,296	35,512
	Repsol YPF SA	878,906	27,719
	Inditex SA	241,030	21,795
	Abertis Infraestructuras SA	410,832	7,558
	Gas Natural SDG SA	361,530	7,268
	Red Electrica Corp. SA	120,973	6,588
	ACS Actividades de Construccion y Servicios SA	155,365	6,563
	Banco Popular Espanol SA	1,065,979	5,506
	Amadeus IT Holding SA	273,503	5,504
	Ferrovial SA	406,722	5,186
	CaixaBank	823,954	4,759
	Banco de Sabadell SA	1,244,767	4,654
	Enagas SA	194,991	4,442
*	Grifols SA	150,944	3,299
	Mapfre SA	841,607	2,983
	Acciona SA	27,283	2,821
*	Distribuidora Internacional de Alimentacion SA	653,629	2,771
	Zardoya Otis SA	167,521	2,423
	Indra Sistemas SA	108,369	2,148
*	International Consolidated Airlines Group SA	535,914	2,074
	Acerinox SA	115,244	1,902
*	International Consolidated Airlines Group SA (London Shares)	477,511	1,854
	Mediaset Espana Comunicacion SA	179,244	1,678
	Fomento de Construcciones y Contratas SA	53,261	1,461
^	Bankinter SA	230,146	1,419
	Telefonica SA ADR	35,454	791
			419,359
Sweden (4.7%)
	Telefonaktiebolaget LM Ericsson Class B	3,333,508	41,871
	Hennes & Mauritz AB Class B	1,134,097	38,698
	Nordea Bank AB	2,911,580	30,968
	Volvo AB Class B	1,529,357	24,659
	TeliaSonera AB	2,404,069	18,384
	Sandvik AB	1,113,797	17,758
	Atlas Copco AB Class A	745,335	17,590
	Svenska Handelsbanken AB Class A	542,292	17,073
	Swedbank AB Class A	896,124	15,692
	Skandinaviska Enskilda Banken AB Class A	1,562,492	11,891
	SKF AB	432,821	11,385

Investor AB Class B	506,275	10,995
Millicom International Cellular SA	84,403	10,097
Svenska Cellulosa AB Class B	630,931	9,186
Atlas Copco AB Class B	434,251	9,130
Swedish Match AB	241,031	8,964
Assa Abloy AB Class B	348,279	8,942
Alfa Laval AB	369,260	7,705
Tele2 AB	353,849	7,525
Skanska AB Class B	443,760	7,216
Scania AB Class B	350,043	6,805
Getinge AB	218,622	5,896
Hexagon AB Class B	280,561	5,710
Boliden AB	302,805	5,233
Kinnevik Investment AB Class B	227,242	5,232
Electrolux AB Class B	267,617	5,044
Ratos AB	211,710	3,843
Modern Times Group AB Class B	53,931	3,657
Securitas AB Class B	344,273	3,504
Husqvarna AB	489,326	2,826
SSAB AB Class A	170,042	2,287
Industrivarden AB	134,229	2,005
Holmen AB	56,538	1,645
		379,416
Switzerland (13.0%)
Nestle SA	3,836,086	244,365
Novartis AG	2,583,718	158,387
Roche Holding AG	777,806	139,574
* UBS AG	4,025,695	66,458
ABB Ltd.	2,426,884	58,128
Credit Suisse Group AG	1,249,845	44,935
Zurich Financial Services AG	161,379	38,376
Cie Financiere Richemont SA	578,378	37,354
Syngenta AG	104,773	33,353
Swiss Re Ltd.	389,886	21,950
Transocean Ltd.	353,606	21,472
Holcim Ltd.	272,305	18,671
Swatch Group AG (Bearer)	33,985	18,431
2 Synthes Inc.	72,554	13,060
Swisscom AG	25,807	12,422
SGS SA	6,038	11,728
Geberit AG	42,830	10,107
Givaudan SA	9,230	10,107
Julius Baer Group Ltd.	228,441	9,706
Adecco SA	146,288	8,791
Kuehne & Nagel International AG	59,172	8,272
Schindler Holding AG (Bearer)	52,979	6,229
Actelion Ltd.	121,116	6,149
Sika AG	2,285	5,347
Baloise Holding AG	52,103	5,183
Sonova Holding AG	54,397	5,147
Swiss Life Holding AG	33,362	4,954
Lindt & Spruengli AG	126	4,813
Lonza Group AG	55,804	4,753
Swatch Group AG (Registered)	48,851	4,548
Sulzer AG	26,840	3,900
Aryzta AG	68,067	3,717
GAM Holding AG	225,177	3,493

Lindt & Spruengli AG	999	3,253
Schindler Holding AG (Registered)	24,167	2,820
Pargesa Holding SA	30,383	2,691
Straumann Holding AG	8,476	1,931
Aryzta AG	26,121	1,410
		1,055,985
United Kingdom (33.1%)
HSBC Holdings plc	19,603,081	191,119
Vodafone Group plc	54,569,648	153,034
BP plc	20,031,139	150,969
GlaxoSmithKline plc	5,742,331	128,028
Rio Tinto plc	1,601,506	113,050
Royal Dutch Shell plc Class B	2,984,518	109,281
British American Tobacco plc	2,210,612	102,046
BHP Billiton plc	2,415,866	90,246
Royal Dutch Shell plc Class A (Amsterdam Shares)	2,446,267	89,789
BG Group plc	3,750,769	88,431
AstraZeneca plc	1,540,169	74,836
Anglo American plc	1,461,678	69,186
Standard Chartered plc	2,599,648	66,224
Diageo plc	2,773,159	56,409
Tesco plc	8,908,207	55,957
Royal Dutch Shell plc Class A	1,499,369	54,922
Xstrata plc	2,300,144	48,530
Barclays plc	12,813,807	46,496
Unilever plc	1,420,498	45,344
SABMiller plc	1,055,666	39,437
Imperial Tobacco Group plc	1,128,422	39,063
Reckitt Benckiser Group plc	684,342	38,725
National Grid plc	3,893,334	38,094
* Lloyds Banking Group plc	45,220,319	31,944
Prudential plc	2,822,719	31,796
Centrica plc	5,711,538	28,673
BT Group plc	8,593,185	28,267
Scottish & Southern Energy plc	1,034,890	22,174
Rolls-Royce Holdings plc	2,070,634	22,107
Shire plc	623,612	21,645
Aviva plc	3,130,627	20,388
Compass Group plc	2,098,870	19,739
Tullow Oil plc	980,900	19,706
BAE Systems plc	3,785,533	18,847
Pearson plc	899,468	17,260
British Sky Broadcasting Group plc	1,258,800	14,711
WPP plc	1,287,329	14,590
Experian plc	1,108,437	14,571
ARM Holdings plc	1,496,629	14,271
Old Mutual plc	6,045,752	12,545
Reed Elsevier plc	1,344,381	12,190
Land Securities Group plc	856,450	11,967
Legal & General Group plc	6,502,864	11,916
WM Morrison Supermarkets plc	2,498,855	11,903
Burberry Group plc	478,359	11,695
* Royal Bank of Scotland Group plc	19,367,523	11,238
Kingfisher plc	2,629,345	10,859
Smith & Nephew plc	985,076	10,363
Antofagasta plc	438,676	10,075
Marks & Spencer Group plc	1,768,068	10,020

Wolseley plc	315,880	9,378
Aggreko plc	294,420	9,324
* Cairn Energy plc	1,542,226	9,323
Randgold Resources Ltd.	101,402	9,205
British Land Co. plc	924,472	8,843
International Power plc	1,703,518	8,527
RSA Insurance Group plc	3,910,653	8,410
Standard Life plc	2,519,133	8,159
Weir Group plc	233,333	8,098
Smiths Group plc	435,303	8,090
Vodafone Group plc ADR	287,822	8,088
Johnson Matthey plc	240,127	8,004
Capita Group plc	673,103	7,917
Next plc	197,855	7,691
Man Group plc	2,071,969	7,540
United Utilities Group plc	754,893	7,277
Resolution Ltd.	1,599,757	7,233
* Glencore International plc	918,750	7,174
* Autonomy Corp. plc	255,228	7,024
Associated British Foods plc	399,234	7,000
Carnival plc	201,992	6,980
G4S plc	1,541,930	6,927
J Sainsbury plc	1,345,216	6,699
Sage Group plc	1,464,119	6,578
Petrofac Ltd.	284,503	6,509
AMEC plc	362,122	6,243
BP plc ADR	137,070	6,228
Intercontinental Hotels Group plc	314,929	6,214
Severn Trent plc	264,561	6,197
Rexam plc	979,297	5,950
Hammerson plc	775,290	5,912
Fresnillo plc	200,388	5,749
Intertek Group plc	179,314	5,630
Admiral Group plc	221,104	5,609
Kazakhmys plc	237,548	5,219
Whitbread plc	192,581	4,908
Serco Group plc	548,170	4,850
Bunzl plc	369,358	4,669
3i Group plc	1,058,156	4,649
* ITV plc	4,052,953	4,636
ICAP plc	625,371	4,576
Inmarsat plc	509,859	4,512
Invensys plc	881,229	4,456
Babcock International Group plc	396,288	4,377
Investec plc	529,636	4,161
Cobham plc	1,242,684	4,142
Segro plc	826,923	4,089
Capital Shopping Centres Group plc	617,290	3,772
Vedanta Resources plc	129,946	3,757
Balfour Beatty plc	740,552	3,677
Lonmin plc	174,798	3,624
Eurasian Natural Resources Corp. plc	278,854	3,517
Schroders plc	127,103	3,383
London Stock Exchange Group plc	163,056	2,659
* Essar Energy plc	368,934	2,174
Home Retail Group plc	897,054	1,994

TUI Travel plc	568,054	1,813
2,694,020
Total Common Stocks (Cost $10,397,955)	8,080,644
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.4%)
[3,4] Vanguard Market Liquidity Fund	0.114%	40,254,853	40,255

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.100%	8/24/11	1,800	1,800
5	Federal Home Loan Bank Discount Notes	0.060%	9/23/11	650	650
5	Federal Home Loan Bank Discount Notes	0.060%	10/12/11	350	350
[5,6] Freddie Mac Discount Notes	0.090%	8/22/11	1,500	1,500
United States Treasury Bill	0.108%	12/29/11	800	799
5,099
Total Temporary Cash Investments (Cost $45,354)	45,354
Total Investments (99.9%) (Cost $10,443,309)	8,125,998
Other Assets and Liabilities-Net (0.1%)[3]	4,738
Net Assets (100%)	8,130,736

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $14,021,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of this security represented 0.2% of net assets.
3 Includes $14,868,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $3,300,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in

European Stock Index Fund

Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	26,908	8,053,736	—
Temporary Cash Investments	40,255	5,099	—
Futures Contracts—Liabilities[1]	(408)	—	—
Forward Currency Contracts—Assets	—	211	—
Total	66,755	8,059,046	—
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2011:

Investments in
Common Stock
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2010	756
Change in Unrealized Appreciation (Depreciation)	(756)
Balance as of July 31, 2011	—

European Stock Index Fund

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2011	704	27,051	(728)
FTSE 100 Index	September 2011	217	20,605	122

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

European Stock Index Fund

At July 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	9/21/11	GBP	12,478USD	20,471	157
UBS AG	9/21/11	EUR	19,332USD	27,745	54

EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At July 31, 2011, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. At July 31, 2011, the cost of investment securities for tax purposes was $10,445,839,000. Net unrealized depreciation of investment securities for tax purposes was $2,319,841,000, consisting of unrealized gains of $665,088,000 on securities that had risen in value since their purchase and $2,984,929,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Brazil (15.1%)
Vale SA Class B Pfd. ADR	22,630,967	668,066
Petroleo Brasileiro SA ADR Type A	20,789,662	638,866
Itau Unibanco Holding SA ADR	26,636,600	542,588
Petroleo Brasileiro SA ADR	15,060,837	511,617
Vale SA Class B ADR	14,519,974	471,028
Petroleo Brasileiro SA Prior Pfd.	27,963,628	423,011
Banco Bradesco SA ADR	20,386,300	392,029
Petroleo Brasileiro SA	19,207,388	322,012
Vale SA Prior Pfd.	10,542,777	309,992
Itausa - Investimentos Itau SA Prior Pfd.	38,057,671	253,988
Cia de Bebidas das Americas ADR	8,265,437	248,128
Vale SA	7,134,838	230,030
Itau Unibanco Holding SA Prior Pfd.	11,147,876	224,992
Banco Bradesco SA Prior Pfd.	11,420,572	217,166
BM&FBovespa SA	31,977,443	188,048
* OGX Petroleo e Gas Participacoes SA	21,297,252	177,563
Banco do Brasil SA	9,421,962	159,114
Cia de Bebidas das Americas Prior Pfd.	4,298,534	126,391
BRF - Brasil Foods SA	6,318,280	119,370
Cielo SA	4,045,538	112,796
CCR SA	3,634,474	108,810
Bradespar SA Prior Pfd.	3,738,601	96,885
PDG Realty SA Empreendimentos e Participacoes	18,217,452	95,854
Redecard SA	5,430,964	94,202
Cia Siderurgica Nacional SA ADR	8,735,782	92,774
BRF - Brasil Foods SA ADR	4,713,465	91,017
Telecomunicacoes de Sao Paulo SA Prior Pfd.	2,893,535	90,770
Ultrapar Participacoes SA Prior Pfd.	4,755,952	84,272
Banco Santander Brasil SA ADR	8,961,615	83,164
Cia Energetica de Minas Gerais ADR	4,220,318	81,452
BR Malls Participacoes SA	6,453,805	74,074
Souza Cruz SA	6,161,165	73,735
Gerdau SA ADR	8,052,719	73,441
^ Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,644,104	71,009
Lojas Renner SA	1,967,171	69,955
* HRT Participacoes em Petroleo SA	72,973	67,992
Telecomunicacoes de Sao Paulo SA ADR	2,078,128	65,918
Natura Cosmeticos SA	2,760,515	62,496
Gerdau SA Prior Pfd.	6,168,600	55,527
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	7,349,510	52,840
All America Latina Logistica SA	7,229,727	52,678
Cia Energetica de Sao Paulo Prior Pfd.	2,544,771	52,492
CETIP SA - Balcao Organizado de Ativos e Derivativos	3,052,338	51,763
Embraer SA ADR	1,740,201	51,371
Metalurgica Gerdau SA Prior Pfd. Class A	4,439,648	50,813
Diagnosticos da America SA	3,774,500	46,608
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,703,359	45,946
Lojas Americanas SA Prior Pfd.	5,058,924	45,864
Centrais Eletricas Brasileiras SA	3,728,061	44,496

Cia Hering	1,969,833	41,877
Centrais Eletricas Brasileiras SA Prior Pfd.	2,761,719	41,741
Cia Energetica de Minas Gerais Prior Pfd.	2,183,195	41,486
Cia de Saneamento Basico do Estado de Sao Paulo ADR	692,447	41,332
Cia Siderurgica Nacional SA	3,640,220	38,119
Usinas Siderurgicas de Minas Gerais SA	2,787,666	38,035
Anhanguera Educacional Participacoes SA	1,963,528	37,793
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	1,517,423	35,469
Tractebel Energia SA	2,052,687	34,625
Fibria Celulose SA	2,904,016	34,492
CPFL Energia SA	2,419,280	34,429
Hypermarcas SA	4,495,448	34,031
MRV Engenharia e Participacoes SA	4,580,651	33,701
Cia Paranaense de Energia ADR	1,388,557	33,561
Tim Participacoes SA ADR	667,201	33,387
EDP - Energias do Brasil SA	1,308,905	32,646
Tele Norte Leste Participacoes SA ADR	2,152,312	30,089
Totvs SA	1,731,100	30,026
Cosan SA Industria e Comercio	1,922,550	29,479
Duratex SA	3,872,214	28,689
Banco do Estado do Rio Grande do Sul Prior Pfd.	2,833,422	28,373
Localiza Rent a Car SA	1,746,059	28,147
Porto Seguro SA	1,794,004	25,160
AES Tiete SA Prior Pfd.	1,615,020	25,087
Vale Fertilizantes SA Prior Pfd.	1,592,467	24,511
Klabin SA Prior Pfd.	7,134,661	24,291
Gafisa SA	5,006,120	24,210
Odontoprev SA	1,422,941	24,030
Tele Norte Leste Participacoes SA Prior Pfd.	1,729,323	23,974
* JBS SA	8,033,250	23,879
Multiplan Empreendimentos Imobiliarios SA	1,069,619	23,519
Amil Participacoes SA	1,974,800	22,284
EcoRodovias Infraestrutura e Logistica SA	2,622,097	22,047
Tim Participacoes SA Prior Pfd.	4,393,735	21,617
Marfrig Alimentos SA	2,197,395	21,523
Braskem SA Prior Pfd.	1,783,624	21,208
Brasil Telecom SA Prior Pfd.	2,485,268	21,201
Rossi Residencial SA	2,741,919	20,597
Sul America SA	1,735,500	19,886
TAM SA Prior Pfd.	981,708	18,832
Suzano Papel e Celulose SA Prior Pfd.	2,704,409	17,944
* MMX Mineracao e Metalicos SA	3,388,500	17,873
Brookfield Incorporacoes SA	3,962,447	17,553
Telemar Norte Leste SA Prior Pfd.	595,550	17,127
Banco Santander Brasil SA	1,818,690	17,086
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	545,276	16,483
Embraer SA	2,239,149	16,257
Brasil Telecom SA ADR	626,422	16,187
Centrais Eletricas Brasileiras SA ADR	1,023,437	15,700
Cia de Saneamento Basico do Estado de Sao Paulo	513,582	15,382
Tele Norte Leste Participacoes SA	888,281	13,391
^ CPFL Energia SA ADR	431,781	12,474
Braskem SA ADR	443,250	10,758
B2W Cia Global Do Varejo	1,140,199	10,719
Gafisa SA ADR	1,110,296	10,626
Gol Linhas Aereas Inteligentes SA Prior Pfd.	1,129,300	8,767
Cia Paranaense de Energia Prior Pfd.	360,739	8,711
Centrais Eletricas Brasileiras SA ADR	623,224	7,516

TAM SA ADR	346,480	6,746
Fibria Celulose SA ADR	429,806	5,140
Gol Linhas Aereas Inteligentes SA ADR	572,830	4,445
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	84,945	3,635
		9,804,916
Chile (1.6%)
Empresas COPEC SA	7,465,171	132,170
Cencosud SA	14,934,927	98,424
Empresas CMPC SA	1,816,395	87,024
Sociedad Quimica y Minera de Chile SA ADR	1,189,468	76,507
Empresa Nacional de Electricidad SA ADR	1,227,298	65,845
Banco Santander Chile ADR	698,340	64,932
Enersis SA ADR	2,764,959	60,248
Lan Airlines SA	2,231,728	58,708
SACI Falabella	5,965,512	57,947
CAP SA	1,233,798	56,633
ENTEL Chile SA	1,746,417	35,234
Enersis SA	78,498,873	34,316
Banco de Credito e Inversiones	516,581	31,955
Colbun SA	117,099,947	31,201
Empresa Nacional de Electricidad SA	17,474,993	31,168
Sociedad Quimica y Minera de Chile SA Class B	396,954	25,509
AES Gener SA	38,999,849	23,272
E.CL SA	8,413,432	22,344
Cia Cervecerias Unidas SA	1,848,016	20,803
Vina Concha y Toro SA	8,220,981	18,708
Corpbanca	1,079,448,316	16,398
Banco Santander Chile	54,277,121	4,852
		1,054,198
China (17.3%)
China Mobile Ltd.	99,130,167	986,231
Industrial & Commercial Bank of China	1,001,540,003	760,620
CNOOC Ltd.	294,288,352	655,089
China Construction Bank Corp.	792,642,857	637,837
PetroChina Co. Ltd.	347,379,679	495,669
Bank of China Ltd.	964,921,277	444,129
Tencent Holdings Ltd.	16,632,972	431,802
China Life Insurance Co. Ltd.	122,502,470	408,551
China Shenhua Energy Co. Ltd.	56,029,825	280,939
Ping An Insurance Group Co.	28,374,988	275,947
China Petroleum & Chemical Corp.	276,045,540	273,442
China Unicom Hong Kong Ltd.	97,283,048	194,315
China Merchants Bank Co. Ltd.	64,422,502	152,687
Belle International Holdings Ltd.	69,393,500	151,468
China Overseas Land & Investment Ltd.	67,347,076	150,803
Agricultural Bank of China Ltd.	277,512,425	150,530
China Telecom Corp. Ltd.	228,503,683	149,710
Yanzhou Coal Mining Co. Ltd.	32,348,720	123,925
Hengan International Group Co. Ltd.	12,168,000	105,663
Bank of Communications Co. Ltd.	120,790,345	105,291
Tingyi Cayman Islands Holding Corp.	32,300,634	100,286
China Coal Energy Co. Ltd.	67,381,000	96,935
Anhui Conch Cement Co. Ltd.	20,576,152	96,000
China National Building Material Co. Ltd.	47,130,360	94,441
Dongfeng Motor Group Co. Ltd.	45,280,044	89,510
Want Want China Holdings Ltd.	98,932,285	88,041
China Resources Enterprise Ltd.	20,269,460	87,878

	China Pacific Insurance Group Co. Ltd.	22,774,794	86,290
^	Jiangxi Copper Co. Ltd.	23,131,598	81,215
	GOME Electrical Appliances Holding Ltd.	164,100,805	77,421
*	China Citic Bank Corp. Ltd.	122,674,919	75,136
^	China Yurun Food Group Ltd.	22,563,149	70,817
*	PICC Property & Casualty Co. Ltd.	40,695,551	70,163
	China Mengniu Dairy Co. Ltd.	19,888,356	68,856
	China Merchants Holdings International Co. Ltd.	18,449,510	65,493
^	Evergrande Real Estate Group Ltd.	85,722,885	64,289
^	GCL-Poly Energy Holdings Ltd.	113,363,000	63,820
	Lenovo Group Ltd.	98,249,309	62,352
	Inner Mongolia Yitai Coal Co. Class B	9,841,190	62,288
	China Communications Construction Co. Ltd.	72,685,704	61,652
	Kunlun Energy Co. Ltd.	36,586,330	61,172
	China Resources Land Ltd.	31,012,000	60,747
^	Aluminum Corp. of China Ltd.	65,201,720	55,784
^	China Minsheng Banking Corp. Ltd.	61,217,600	53,998
	Zijin Mining Group Co. Ltd.	99,026,180	53,529
	China Resources Power Holdings Co. Ltd.	27,006,548	52,583
	Kingboard Chemical Holdings Ltd.	10,007,126	47,527
*,^ Brilliance China Automotive Holdings Ltd.		36,962,000	47,019
	Citic Pacific Ltd.	20,833,874	45,052
	China Oilfield Services Ltd.	25,328,000	44,302
	COSCO Pacific Ltd.	27,292,988	44,217
	Guangzhou Automobile Group Co. Ltd.	36,025,084	43,411
	Beijing Enterprises Holdings Ltd.	8,537,500	43,104
^	Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.	20,942,391	41,184

	ENN Energy Holdings Ltd.	12,178,000	41,100
	Sinopharm Group Co. Ltd.	13,136,800	38,250
^	Agile Property Holdings Ltd.	23,133,245	37,272
	Air China Ltd.	34,686,548	36,692
^	Country Garden Holdings Co.	71,606,821	36,672
^	Weichai Power Co. Ltd.	6,654,600	36,123
^	Renhe Commercial Holdings Co. Ltd.	178,235,454	35,196
	Shimao Property Holdings Ltd.	26,248,757	34,616
	China Shanshui Cement Group Ltd.	27,041,000	32,796
^	Longfor Properties Co. Ltd.	21,237,280	32,693
	Parkson Retail Group Ltd.	23,123,779	32,516
	Shanghai Industrial Holdings Ltd.	8,887,045	32,279
	Shandong Weigao Group Medical Polymer Co. Ltd.	23,290,200	31,894
	ZTE Corp.	10,159,528	31,706
^	Sino-Ocean Land Holdings Ltd.	56,203,802	31,471
^	Soho China Ltd.	34,592,606	31,305
	China Resources Cement Holdings Ltd.	32,234,686	30,918
	Tsingtao Brewery Co. Ltd.	4,854,000	30,796
^	Alibaba.com Ltd.	21,934,632	30,527
^	China COSCO Holdings Co. Ltd.	42,382,000	29,643
	China Vanke Co. Ltd. Class B	21,405,669	29,549
*,^ Byd Co. Ltd.		8,836,755	29,230
	China Agri-Industries Holdings Ltd.	25,763,586	29,020
^	China Longyuan Power Group Corp.	33,308,000	28,867
*	China Taiping Insurance Holdings Co. Ltd.	12,532,207	28,789
	Zhaojin Mining Industry Co. Ltd.	13,898,000	27,665
	Golden Eagle Retail Group Ltd.	11,208,000	27,634
	Shougang Fushan Resources Group Ltd.	48,991,984	27,610
^	Geely Automobile Holdings Ltd.	67,183,000	26,588
	Intime Department Store Group Co. Ltd.	15,727,000	26,330

	Shanghai Electric Group Co. Ltd.	49,324,442	26,167
^	Huabao International Holdings Ltd.	30,706,838	26,013
	Huaneng Power International Inc.	52,475,978	25,773
^	Poly Hong Kong Investments Ltd.	34,548,000	25,600
	BBMG Corp.	17,668,000	25,565
	China Everbright Ltd.	14,038,010	25,163
^	Great Wall Motor Co. Ltd.	16,591,000	25,044
	China Railway Group Ltd.	65,586,608	24,551
^	Guangdong Investment Ltd.	44,415,608	23,939
	Nine Dragons Paper Holdings Ltd.	28,165,000	23,877
^	CSR Corp. Ltd.	32,360,877	23,434
^	Anta Sports Products Ltd.	15,353,000	23,144
	China BlueChemical Ltd.	29,089,405	22,631
^	China State Construction International Holdings Ltd.	22,424,000	22,460
	Wumart Stores Inc.	8,836,000	22,125
	Zhuzhou CSR Times Electric Co. Ltd.	7,190,000	21,131
	Fosun International Ltd.	25,514,737	20,792
*,^ Chongqing Rural Commercial Bank		35,387,503	20,465
^	Dongfang Electric Corp. Ltd.	5,618,830	20,351
^	Guangzhou R&F Properties Co. Ltd.	15,572,800	20,066
	China Railway Construction Corp. Ltd.	31,954,265	19,545
*	Semiconductor Manufacturing International Corp.	325,658,000	19,444
*,^ China Southern Airlines Co. Ltd.		29,918,000	19,417
	Shui On Land Ltd.	43,900,737	19,402
^	Skyworth Digital Holdings Ltd.	30,106,610	19,366
^	Angang Steel Co. Ltd.	18,718,374	19,303
	Jiangsu Expressway Co. Ltd.	19,860,139	19,087
	China Gas Holdings Ltd.	49,062,000	18,387
^	Chaoda Modern Agriculture Holdings Ltd.	45,333,067	18,090
	Zhejiang Expressway Co. Ltd.	25,112,704	17,676
^	Hengdeli Holdings Ltd.	35,212,000	17,435
^	China Rongsheng Heavy Industry Group Co. Ltd.	28,043,954	17,091
*,^ Minmetals Resources Ltd.		24,824,000	17,061
	China International Marine Containers Group Co. Ltd. Class B	10,546,598	16,914
^	Metallurgical Corp. of China Ltd.	45,314,000	16,886
	China Shipping Development Co. Ltd.	21,667,115	16,870
	Sinopec Shanghai Petrochemical Co. Ltd.	40,194,836	16,724
	China Communications Services Corp. Ltd.	32,887,311	16,589
	AviChina Industry & Technology Co. Ltd.	28,364,000	16,582
*,^ China Shipping Container Lines Co. Ltd.		57,436,618	16,346
^	Datang International Power Generation Co. Ltd.	49,534,568	16,205
*	Beijing Capital International Airport Co. Ltd.	33,943,654	15,931
^	China High Speed Transmission Equipment Group Co. Ltd.	20,231,280	15,733
	Franshion Properties China Ltd.	56,926,094	15,682
^	Lonking Holdings Ltd.	30,384,000	15,397
^	China Molybdenum Co. Ltd.	19,487,000	15,294
	KWG Property Holding Ltd.	21,276,500	14,839
^	Sany Heavy Equipment International Holdings Co. Ltd.	14,608,000	14,708
^	Li Ning Co. Ltd.	12,028,568	14,689
*	Yuexiu Property Co. Ltd.	79,878,000	14,623
	China National Materials Co. Ltd.	18,212,000	13,424
^	Maanshan Iron & Steel	29,861,134	12,935
	CSG Holding Co. Ltd. Class B	11,930,003	12,832
	Lee & Man Paper Manufacturing Ltd.	24,945,000	12,560
*,^ Sihuan Pharmaceutical Holdings Group Ltd.		28,404,229	12,525
	Sinofert Holdings Ltd.	33,067,917	12,492
^	Hidili Industry International Development Ltd.	16,215,913	11,853
^	China Zhongwang Holdings Ltd.	24,862,932	11,797

^ China Dongxiang Group Co.	51,654,788	11,752
Bosideng International Holdings Ltd.	38,402,000	11,246
^ China Shineway Pharmaceutical Group Ltd.	6,375,435	10,766
Greentown China Holdings Ltd.	10,885,000	9,737
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	6,638,021	8,144
		11,278,577
Colombia (0.6%)
BanColombia SA ADR	5,343,747	354,290
Ecopetrol SA	12,867,353	27,031
Grupo de Inversiones Suramericana SA	476,534	9,649
Cementos Argos SA	909,298	5,636
Almacenes Exito SA	414,237	5,545
Corp Financiera Colombiana SA	293,652	5,450
Inversiones Argos SA	504,109	5,166
Interconexion Electrica SA ESP	567,759	3,909
		416,676
Czech Republic (0.4%)
CEZ AS	2,670,428	138,202
Komercni Banka AS	253,037	56,405
Telefonica Czech Republic AS	1,860,099	47,297
		241,904
Egypt (0.2%)
Orascom Construction Industries GDR	1,569,397	68,812
* Orascom Telecom Holding SAE GDR	8,910,636	28,663
Commercial International Bank Egypt SAE	1,681,514	7,668
Telecom Egypt	1,443,930	3,786
* Egyptian Financial Group-Hermes Holding	1,068,078	3,431
* Talaat Moustafa Group	4,208,215	3,009
Egyptian Kuwaiti Holding Co.	2,456,711	2,967
National Societe Generale Bank SAE	400,000	2,086
Egyptian Co. for Mobile Services	95,739	1,676
		122,098
Hong Kong (0.0%)
* Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	696,212	339

Hungary (0.4%)
OTP Bank plc	3,913,029	112,891
* MOL Hungarian Oil and Gas plc	686,518	73,668
Richter Gedeon Nyrt	230,090	45,904
Magyar Telekom Telecommunications plc	7,966,341	22,989
		255,452
India (7.3%)
Infosys Ltd.	7,071,484	443,279
Reliance Industries Ltd.	21,560,061	403,211
Housing Development Finance Corp.	17,749,142	276,209
ICICI Bank Ltd.	11,624,676	271,891
Tata Consultancy Services Ltd.	7,714,912	198,492
HDFC Bank Ltd. ADR	4,979,630	173,092
ITC Ltd.	36,632,375	172,384
Larsen & Toubro Ltd.	3,428,311	133,650
Axis Bank Ltd.	3,683,569	111,283
HDFC Bank Ltd.	9,828,415	108,225
Hindustan Unilever Ltd.	14,334,412	105,124
Tata Motors Ltd.	4,901,056	104,951
Mahindra & Mahindra Ltd.	5,005,590	81,443
Jindal Steel & Power Ltd.	6,133,903	81,274

Bharat Heavy Electricals Ltd.	1,925,776	80,101
Sterlite Industries India Ltd.	22,049,782	79,848
Oil & Natural Gas Corp. Ltd.	12,590,440	76,737
Coal India Ltd.	8,339,878	73,052
Hindalco Industries Ltd.	18,466,286	70,218
GAIL India Ltd.	6,380,331	66,573
Tata Steel Ltd.	5,083,584	64,664
Sun Pharmaceutical Industries Ltd.	5,253,535	61,434
Hero Honda Motors Ltd.	1,350,451	54,486
^ Wipro Ltd. ADR	4,380,661	52,042
State Bank of India	979,117	51,858
Adani Enterprises Ltd.	3,805,441	50,342
Bajaj Auto Ltd.	1,466,381	48,703
Dr Reddy's Laboratories Ltd. ADR	1,345,042	47,964
Tata Power Co. Ltd.	1,656,863	47,940
Kotak Mahindra Bank Ltd.	4,664,331	46,918
Infrastructure Development Finance Co. Ltd.	16,066,958	45,726
Power Grid Corp. of India Ltd.	18,338,720	43,610
NTPC Ltd.	9,617,438	38,269
Cipla Ltd.	5,469,102	37,863
DLF Ltd.	7,048,845	36,762
Sesa Goa Ltd.	5,920,707	36,751
ICICI Bank Ltd. ADR	782,270	36,430
Wipro Ltd.	3,757,640	33,046
United Spirits Ltd.	1,380,987	31,884
Asian Paints Ltd.	450,180	31,853
Maruti Suzuki India Ltd.	1,163,064	31,676
Ambuja Cements Ltd.	10,380,563	30,318
HCL Technologies Ltd.	2,632,412	28,893
Shriram Transport Finance Co. Ltd.	1,945,972	28,129
JSW Steel Ltd.	1,472,976	25,730
Ranbaxy Laboratories Ltd.	2,099,491	25,577
Jaiprakash Associates Ltd.	16,713,084	25,104
Ultratech Cement Ltd.	1,074,536	25,020
Lupin Ltd.	2,324,394	23,900
Reliance Capital Ltd.	1,816,278	23,602
Zee Entertainment Enterprises Ltd.	7,889,338	23,458
* Reliance Infrastructure Ltd.	1,899,273	23,193
Rural Electrification Corp. Ltd.	4,878,777	23,146
Bharat Petroleum Corp. Ltd.	1,502,123	22,361
* Reliance Power Ltd.	8,812,574	22,311
Siemens India Ltd.	1,062,324	22,223
LIC Housing Finance Ltd.	4,508,966	21,648
Reliance Communications Ltd.	9,071,255	20,791
ACC Ltd.	906,340	20,719
Mundra Port and Special Economic Zone Ltd.	6,268,350	20,331
* Satyam Computer Services Ltd.	9,313,603	17,785
Steel Authority of India Ltd.	6,149,976	17,559
Titan Industries Ltd.	3,333,320	17,179
Unitech Ltd.	22,501,992	15,517
Dabur India Ltd.	6,535,788	15,362
Bank of India	1,709,863	14,905
IndusInd Bank Ltd.	2,382,167	14,577
Canara Bank	1,347,449	13,977
Aditya Birla Nuvo Ltd.	639,282	13,791
Dr Reddy's Laboratories Ltd.	375,561	13,504
United Phosphorus Ltd.	3,423,120	12,845
* Suzlon Energy Ltd.	10,606,184	12,561

* Indiabulls Real Estate Ltd.	5,271,830	11,851
* GMR Infrastructure Ltd.	14,358,800	9,926
* Housing Development & Infrastructure Ltd.	2,802,927	9,032
Piramal Healthcare Ltd.	1,007,023	8,666
State Bank of India GDR	43,236	4,777
		4,721,526
Indonesia (2.8%)
Astra International Tbk PT	33,410,090	276,745
Bank Central Asia Tbk PT	203,234,224	197,946
Bank Rakyat Indonesia Persero Tbk PT	181,940,100	147,274
Telekomunikasi Indonesia Tbk PT	166,445,979	144,055
Bank Mandiri Tbk PT	152,290,480	140,293
Bumi Resources Tbk PT	257,578,052	91,953
United Tractors Tbk PT	27,827,401	89,259
Perusahaan Gas Negara PT	180,858,980	84,399
Adaro Energy Tbk PT	234,922,750	72,841
Bank Negara Indonesia Persero Tbk PT	121,227,814	63,314
Gudang Garam Tbk PT	9,505,500	56,822
Semen Gresik Persero Tbk PT	49,369,820	54,768
Indofood Sukses Makmur Tbk PT	73,184,796	54,518
Unilever Indonesia Tbk PT	25,440,730	46,654
Indocement Tunggal Prakarsa Tbk PT	24,603,603	44,665
Charoen Pokphand Indonesia Tbk PT	120,027,425	38,387
Indo Tambangraya Megah PT	6,426,300	38,073
Tambang Batubara Bukit Asam Tbk PT	13,613,857	34,062
Kalbe Farma Tbk PT	73,199,438	29,909
Bank Danamon Indonesia Tbk PT	46,491,849	29,762
International Nickel Indonesia Tbk PT	39,377,150	19,618
XL Axiata Tbk PT	26,620,224	17,970
Astra Agro Lestari Tbk PT	6,159,180	16,984
Indosat Tbk PT	23,618,273	15,092
Aneka Tambang Tbk PT	57,023,659	13,386
		1,818,749
Malaysia (3.2%)
CIMB Group Holdings Bhd.	79,304,548	220,722
Malayan Banking Bhd.	53,994,353	159,152
Sime Darby Bhd.	44,494,013	137,103
Genting Bhd.	33,871,690	123,309
IOI Corp. Bhd.	55,307,378	95,949
Tenaga Nasional Bhd.	44,841,107	92,577
Public Bank Bhd. (Foreign)	17,342,547	78,412
* Petronas Chemicals Group Bhd.	33,008,916	76,137
Axiata Group Bhd.	42,135,294	72,341
Maxis Bhd.	37,113,350	68,728
AMMB Holdings Bhd.	27,679,643	60,499
Genting Malaysia Bhd.	48,530,890	59,609
Kuala Lumpur Kepong Bhd.	7,923,391	58,005
DiGi.Com Bhd.	5,290,755	53,745
Petronas Gas Bhd.	11,235,110	50,964
MISC Bhd.	18,478,590	46,310
PPB Group Bhd.	7,824,908	45,730
IJM Corp. Bhd.	19,261,550	40,880
PLUS Expressways Bhd.	24,599,082	36,079
Gamuda Bhd.	28,108,116	34,955
Hong Leong Bank Bhd.	7,566,671	33,988
British American Tobacco Malaysia Bhd.	1,953,428	30,587
AirAsia Bhd.	21,409,448	28,320

RHB Capital Bhd.	8,551,935	26,238
YTL Corp. Bhd.	54,026,340	25,452
Telekom Malaysia Bhd.	18,463,840	25,201
Petronas Dagangan Bhd.	4,063,900	24,390
YTL Power International Bhd.	35,807,027	23,621
UMW Holdings Bhd.	8,858,120	22,051
SP Setia Bhd.	16,417,378	21,565
* Malaysia Marine and Heavy Engineering Holdings Bhd.	7,922,135	20,395
Berjaya Sports Toto Bhd.	12,692,596	18,829
Alliance Financial Group Bhd.	14,603,417	18,257
Parkson Holdings Bhd.	8,554,723	16,776
Lafarge Malayan Cement Bhd.	6,646,420	16,485
Berjaya Corp. Bhd.	39,523,000	15,816
Malaysia Airports Holdings Bhd.	6,883,500	15,049
Hong Leong Financial Group Bhd.	3,310,300	14,606
Bursa Malaysia Bhd.	5,511,014	14,307
* UEM Land Holdings Bhd.	15,742,300	13,775
MMC Corp. Bhd.	11,691,500	10,606
Genting Plantations Bhd.	3,579,100	9,504
Public Bank Bhd. (Local)	157,228	712
		2,057,736
Mexico (4.4%)
America Movil SAB de CV	642,140,996	827,207
Wal-Mart de Mexico SAB de CV	102,541,392	282,884
Fomento Economico Mexicano SAB de CV	31,854,708	230,172
Grupo Mexico SAB de CV Class B	62,442,268	229,983
Grupo Televisa SA	38,366,942	170,664
* Cemex SAB de CV	168,286,278	118,430
Grupo Financiero Banorte SAB de CV	26,869,490	117,415
Industrias Penoles SAB de CV	2,296,881	99,057
Grupo Elektra SA de CV	1,231,410	89,694
Grupo Financiero Inbursa SA	16,555,130	78,225
Telefonos de Mexico SAB de CV	89,906,204	72,692
Alfa SAB de CV Class A	4,895,031	71,966
Grupo Bimbo SAB de CV Class A	27,133,952	65,284
Grupo Modelo SAB de CV	10,498,487	64,768
Kimberly-Clark de Mexico SAB de CV Class A	8,846,084	55,320
Mexichem SAB de CV	11,952,625	51,569
* Minera Frisco SAB de CV	9,374,636	46,980
Coca-Cola Femsa SAB de CV	4,502,245	43,479
Grupo Aeroportuario del Pacifico SAB de CV Class B	7,217,807	29,579
Grupo Carso SAB de CV	9,884,566	27,833
Banco Compartamos SA de CV	3,712,600	25,167
Arca Continental SAB de CV	4,175,340	22,877
* Urbi Desarrollos Urbanos SAB de CV	9,222,893	20,312
Grupo Aeroportuario del Pacifico SAB de CV ADR	76,337	3,125
Compartamos SAB de CV	1,008,700	1,814
		2,846,496
Morocco (0.0%)
Maroc Telecom SA	407,304	7,139
Douja Promotion Groupe Addoha SA	399,586	4,689
Attijariwafa Bank	88,455	3,962
		15,790
Peru (0.5%)
Cia de Minas Buenaventura SA ADR	2,658,926	108,856
Southern Copper Corp.	2,584,710	88,294
Credicorp Ltd. (New York Shares)	755,776	73,839

	Credicorp Ltd.	352,483	33,151
	Cia de Minas Buenaventura SA	461,011	18,966
	Southern Copper Corp.	305,551	10,878
			333,984
Philippines (0.6%)
	SM Investments Corp.	3,071,716	39,588
	Manila Electric Co.	5,698,177	37,717
	Philippine Long Distance Telephone Co.	624,995	35,450
	Ayala Land Inc.	87,567,150	34,990
	Bank of the Philippine Islands	24,046,466	34,070
	Aboitiz Equity Ventures Inc.	30,301,190	30,130
	SM Prime Holdings Inc.	91,717,318	25,112
	Metropolitan Bank & Trust	13,212,505	24,114
	Ayala Corp.	2,998,819	23,219
	Aboitiz Power Corp.	28,780,326	22,186
	Banco de Oro Unibank Inc.	14,277,091	21,665
	Alliance Global Group Inc.	69,458,798	19,088
	Energy Development Corp.	117,332,853	18,912
	Jollibee Foods Corp.	6,476,619	13,366
	Globe Telecom Inc.	566,823	12,895
			392,502
Poland (1.7%)
^	KGHM Polska Miedz SA	2,298,797	157,334
	Powszechna Kasa Oszczednosci Bank Polski SA	10,302,051	151,839
	Bank Pekao SA	1,937,528	110,753
^	Powszechny Zaklad Ubezpieczen SA	781,142	106,224
^	PGE SA	10,806,656	90,037
*,^ Polski Koncern Naftowy Orlen SA		5,272,921	88,381
	Telekomunikacja Polska SA	12,068,795	75,542
	Polskie Gornictwo Naftowe i Gazownictwo SA	29,192,693	44,468
^	Tauron Polska Energia SA	17,542,365	40,597
*,^ Jastrzebska Spolka Weglowa SA		714,102	35,033
*,^ BRE Bank SA		245,837	28,052
*	Getin Holding SA	5,545,012	22,535
*	Kernel Holding SA	818,195	21,510
	Synthos SA	9,619,674	19,833
	Asseco Poland SA	1,143,965	19,615
*,^ Globe Trade Centre SA		2,853,633	16,873
	TVN SA	2,623,928	15,902
	Bank Handlowy w Warszawie SA	511,020	15,091
*	Grupa Lotos SA	1,068,484	14,641
	Bank Millennium SA	6,642,438	12,698
*	Enea SA	1,827,817	12,360
	Cyfrowy Polsat SA	1,646,921	9,524
			1,108,842
Russia (7.1%)
	Gazprom OAO ADR	76,801,202	1,098,999
	Lukoil OAO ADR	7,727,185	513,845
	Sberbank of Russia	137,673,475	507,197
	MMC Norilsk Nickel OJSC ADR	9,431,436	251,312
	NovaTek OAO GDR	1,523,283	236,363
	Uralkali	22,878,498	223,874
	Rosneft Oil Co. GDR	22,783,050	193,350
	Mobile Telesystems OJSC ADR	8,601,535	161,537
	Gazprom OAO	21,787,231	154,237
	Tatneft ADR	3,148,111	131,442
	VTB Bank OJSC GDR	21,777,426	130,248

Surgutneftegas OJSC ADR	11,768,955	118,703
Magnit OJSC GDR	3,562,697	109,322
Federal Hydrogenerating Co. JSC	1,828,269,756	91,359
Federal Grid Co. Unified Energy System JSC	4,882,487,253	66,890
Mechel ADR	2,290,614	56,990
Surgutneftegas OJSC Prior Pfd.	108,980,174	55,838
* Polymetal JSC	2,529,189	52,536
Lukoil OAO	744,252	49,764
Sberbank of Russia Prior Pfd.	15,644,326	46,772
Novolipetsk Steel OJSC GDR	1,168,161	43,550
AK Transneft OAO Prior Pfd.	24,519	38,961
Severstal OAO GDR	1,994,551	38,540
Sistema JSFC GDR	1,517,151	37,477
Rosneft Oil Co.	3,785,181	32,294
Tatneft	4,319,629	28,789
Severstal OAO	1,417,762	27,388
LSR Group GDR	2,820,717	21,227
Inter Rao Ues OAO	12,540,031,536	18,058
TMK OAO GDR	946,915	16,631
Raspadskaya	2,517,862	14,740
* Sberbank of Russia ADR	831,986	12,288
MMC Norilsk Nickel OJSC	30,127	8,075
Surgutneftegas OJSC	4,620,684	4,643
VTB Bank OJSC	442,200,349	1,331
Federal Hydrogenerating Co. JSC	10,398,901	520
		4,595,090
South Africa (7.3%)
MTN Group Ltd.	27,959,168	604,851
Sasol Ltd.	8,987,231	450,802
Naspers Ltd.	6,353,604	340,034
Standard Bank Group Ltd.	19,540,917	284,154
AngloGold Ashanti Ltd.	6,279,621	263,350
Impala Platinum Holdings Ltd.	8,330,496	212,747
Gold Fields Ltd.	11,864,844	184,128
FirstRand Ltd.	46,445,867	133,769
Bidvest Group Ltd.	5,099,863	119,681
Sanlam Ltd.	29,321,134	118,332
Remgro Ltd.	7,092,466	117,510
Shoprite Holdings Ltd.	6,683,148	103,861
Kumba Iron Ore Ltd.	1,329,917	101,251
ABSA Group Ltd.	4,718,813	92,720
Anglo American Platinum Ltd.	1,080,543	92,356
Harmony Gold Mining Co. Ltd.	6,376,336	86,297
Tiger Brands Ltd.	2,652,405	80,746
Vodacom Group Ltd.	6,128,469	77,972
Truworths International Ltd.	7,184,203	77,844
Growthpoint Properties Ltd.	26,487,575	72,925
Nedbank Group Ltd.	3,286,005	68,998
Steinhoff International Holdings Ltd.	17,552,748	61,222
African Bank Investments Ltd.	12,057,099	60,718
Woolworths Holdings Ltd.	12,527,532	59,075
Aspen Pharmacare Holdings Ltd.	4,598,036	57,235
Exxaro Resources Ltd.	2,048,158	54,982
Redefine Properties Ltd.	42,622,919	51,637
African Rainbow Minerals Ltd.	1,790,525	50,524
Imperial Holdings Ltd.	2,902,586	49,864
Foschini Group Ltd.	3,380,322	44,502

RMB Holdings Ltd.	11,569,824	43,619
MMI Holdings Ltd.	17,027,949	43,237
* Sappi Ltd.	8,989,478	40,899
Spar Group Ltd.	2,781,415	38,216
Massmart Holdings Ltd.	1,715,013	37,028
Pretoria Portland Cement Co. Ltd.	8,986,746	34,680
Aveng Ltd.	6,314,891	33,800
Barloworld Ltd.	3,322,003	32,068
Investec Ltd.	3,928,308	31,646
Netcare Ltd.	14,530,980	31,592
ArcelorMittal South Africa Ltd.	3,002,011	30,853
Life Healthcare Group Holdings Ltd.	11,684,866	30,378
Discovery Holdings Ltd.	4,964,089	29,069
Reunert Ltd.	3,014,005	26,800
Telkom SA Ltd.	4,408,184	23,581
RMI Holdings	11,963,944	22,216
Liberty Holdings Ltd.	1,967,070	22,054
Pick n Pay Stores Ltd.	3,541,107	21,695
Northam Platinum Ltd.	3,146,492	17,444
		4,764,962
South Korea (15.1%)
2 Samsung Electronics Co. Ltd. GDR	2,244,777	887,714
Hyundai Motor Co.	2,537,756	564,978
Samsung Electronics Co. Ltd.	698,758	559,539
Hyundai Mobis	1,118,103	402,517
POSCO ADR	3,117,703	342,324
LG Chem Ltd.	761,376	339,520
Kia Motors Corp.	3,932,924	288,333
Hyundai Heavy Industries Co. Ltd.	688,142	266,040
SK Innovation Co. Ltd.	980,374	202,118
Shinhan Financial Group Co. Ltd. ADR	2,082,674	199,978
^ Hynix Semiconductor Inc.	8,198,920	189,008
Samsung Electronics Co. Ltd. Prior Pfd.	335,077	178,579
KB Financial Group Inc. ADR	3,517,773	174,517
Samsung C&T Corp.	2,048,015	162,889
Hana Financial Group Inc.	3,604,480	141,373
Shinhan Financial Group Co. Ltd.	2,851,994	136,617
* NHN Corp.	672,432	133,860
Samsung Fire & Marine Insurance Co. Ltd.	581,607	131,564
POSCO	296,410	130,917
Samsung Engineering Co. Ltd.	498,006	122,739
LG Electronics Inc.	1,530,246	116,600
LG Corp.	1,552,878	116,076
KT&G Corp.	1,821,543	113,416
Hyundai Steel Co.	910,784	112,257
Samsung Heavy Industries Co. Ltd.	2,665,168	108,431
S-Oil Corp.	744,428	105,259
LG Display Co. Ltd.	3,838,606	98,767
^ Honam Petrochemical Corp.	238,496	97,708
^ OCI Co. Ltd.	247,895	95,595
KB Financial Group Inc.	1,895,529	94,290
Hyundai Engineering & Construction Co. Ltd.	1,112,746	91,193
Samsung SDI Co. Ltd.	565,264	91,089
Cheil Industries Inc.	795,186	90,832
* E-Mart Co. Ltd.	345,057	90,003
^ Samsung Electro-Mechanics Co. Ltd.	989,698	81,515
Samsung Life Insurance Co. Ltd.	824,741	78,100

	NCSoft Corp.	252,834	77,801
	Woori Finance Holdings Co. Ltd.	5,869,422	77,343
	SK Holdings Co. Ltd.	431,401	74,269
^	Lotte Shopping Co. Ltd.	167,778	72,354
	GS Holdings	838,789	71,881
*	Korea Electric Power Corp. ADR	5,848,388	70,649
^	LG Household & Health Care Ltd.	154,887	70,076
	GS Engineering & Construction Corp.	589,211	66,532
	Samsung Securities Co. Ltd.	828,880	62,459
^	Hanwha Chem Corp.	1,378,710	60,794
	Amorepacific Corp.	52,948	60,317
	Korea Zinc Co. Ltd.	140,127	58,038
	Daelim Industrial Co. Ltd.	467,920	55,981
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,559,562	55,385
	Celltrion Inc.	1,167,232	53,099
	Hankook Tire Co. Ltd.	1,243,776	50,579
*	BS Financial Group Inc.	3,025,325	46,630
	Industrial Bank of Korea	2,670,350	45,902
	Samsung Techwin Co. Ltd.	622,039	45,595
	Doosan Heavy Industries and Construction Co. Ltd.	697,737	44,694
	Hyundai Motor Co. 2nd Pfd.	615,576	44,670
	Kangwon Land Inc.	1,558,418	44,330
	Hyundai Department Store Co. Ltd.	253,047	44,138
	SK Telecom Co. Ltd. ADR	2,666,667	42,453
*,^ Doosan Infracore Co. Ltd.		1,635,870	40,747
	Samsung Card Co.	695,055	39,545
	Korean Air Lines Co. Ltd.	604,090	38,549
	Korea Exchange Bank	4,269,340	37,843
	Shinsegae Co. Ltd.	116,488	36,206
	Hanwha Corp.	730,346	35,809
	CJ CheilJedang Corp.	123,166	35,777
	Hyundai Glovis Co. Ltd.	191,982	34,987
	Hyosung Corp.	387,783	34,334
	KT Corp. ADR	1,736,485	34,313
	Dongbu Insurance Co. Ltd.	691,001	34,288
	SK C&C Co. Ltd.	256,934	33,979
	Woongjin Coway Co. Ltd.	863,569	33,342
	Daewoo Securities Co. Ltd.	1,892,800	33,287
*	DGB Financial Group Inc.	2,095,205	33,188
^	Korea Kumho Petrochemical	159,100	32,713
*	Korea Electric Power Corp.	1,299,921	31,593
	LS Corp.	302,472	31,390
	Mando Corp.	153,198	30,256
	Hyundai Mipo Dockyard	187,119	29,629
	Hyundai Development Co.	928,636	29,174
*	Hyundai Wia Corp.	181,139	27,738
	Hyundai Motor Co. Prior Pfd.	378,458	26,349
	Woori Investment & Securities Co. Ltd.	1,436,251	25,712
	Korea Investment Holdings Co. Ltd.	644,156	25,475
	Hyundai Securities Co.	2,075,941	25,080
	Doosan Corp.	172,108	24,123
	KCC Corp.	70,439	23,387
	SK Networks Co. Ltd.	1,911,445	23,374
	Dongkuk Steel Mill Co. Ltd.	619,062	23,293
	Hyundai Hysco	501,870	23,025
^	Daewoo International Corp.	576,722	21,846
	Korea Life Insurance Co. Ltd.	3,008,920	21,318
*,^ Daewoo Engineering & Construction Co. Ltd.		1,816,274	21,254

	LG Uplus Corp.	4,060,748	20,485
	Lotte Confectionery Co. Ltd.	11,364	19,401
^	Hyundai Merchant Marine Co. Ltd.	677,900	19,252
	Yuhan Corp.	137,369	19,081
	KP Chemical Corp.	769,210	18,705
	LG Chem Ltd. Prior Pfd.	120,971	18,360
^	Hanjin Shipping Co. Ltd.	869,820	17,381
^	Seoul Semiconductor Co. Ltd.	561,151	16,919
^	LS Industrial Systems Co. Ltd.	240,195	16,794
	Mirae Asset Securities Co. Ltd.	361,673	16,782
	S1 Corp.	271,144	14,448
*,^ Hanjin Heavy Industries & Construction Co. Ltd.		494,011	14,378
^	STX Pan Ocean Co. Ltd.	1,908,490	14,371
	Korea Gas Corp.	387,726	13,111
^	LG Innotek Co. Ltd.	146,350	12,996
	KT Corp.	311,396	11,680
	SK Telecom Co. Ltd.	48,546	6,755
	Hite Holdings Co. Ltd.	1	—
			9,836,046
Taiwan (10.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	50,191,084	620,362
	Hon Hai Precision Industry Co. Ltd.	145,775,286	415,730
	Taiwan Semiconductor Manufacturing Co. Ltd.	147,092,045	365,546
	HTC Corp.	11,797,825	350,955
	Formosa Plastics Corp.	64,557,958	243,089
	Nan Ya Plastics Corp.	76,283,439	211,030
	China Steel Corp.	172,430,037	179,872
	Formosa Chemicals & Fibre Corp.	46,108,164	167,049
	Cathay Financial Holding Co. Ltd.	108,901,893	163,278
	Chunghwa Telecom Co. Ltd. ADR	4,243,202	147,494
	MediaTek Inc.	15,114,475	135,385
	Chinatrust Financial Holding Co. Ltd.	145,105,159	131,036
	Fubon Financial Holding Co. Ltd.	76,022,844	124,025
	Mega Financial Holding Co. Ltd.	124,565,240	119,919
	Delta Electronics Inc.	28,958,245	102,499
	Quanta Computer Inc.	40,257,415	99,169
	Uni-President Enterprises Corp.	58,873,432	96,619
	Asustek Computer Inc.	11,148,058	89,716
	Compal Electronics Inc.	67,691,393	87,813
	Taiwan Cement Corp.	54,882,177	86,834
	Taiwan Mobile Co. Ltd.	30,590,885	84,212
	Far Eastern New Century Corp.	46,530,736	74,655
	Catcher Technology Co. Ltd.	8,475,663	74,024
	Formosa Petrochemical Corp.	18,900,972	71,211
*	Yuanta Financial Holding Co. Ltd.	98,521,773	70,439
	First Financial Holding Co. Ltd.	83,085,986	68,902
	Chunghwa Telecom Co. Ltd.	19,157,613	66,399
	Cheng Shin Rubber Industry Co. Ltd.	21,990,930	66,000
^	United Microelectronics Corp. ADR	26,893,195	61,854
	President Chain Store Corp.	9,342,547	59,772
	Acer Inc.	41,586,105	57,696
	China Development Financial Holding Corp.	146,120,252	56,011
	Largan Precision Co. Ltd.	1,629,135	54,858
^	Advanced Semiconductor Engineering Inc. ADR	10,158,850	53,943
	Chang Hwa Commercial Bank	67,531,052	53,459
	Synnex Technology International Corp.	20,730,495	53,219
	Wistron Corp.	30,310,911	51,037

Foxconn Technology Co. Ltd.	11,043,052	50,935
Hua Nan Financial Holdings Co. Ltd.	63,291,004	49,851
Taiwan Cooperative Bank	59,529,095	48,679
Asia Cement Corp.	30,308,420	46,849
* Chimei Innolux Corp.	82,813,699	44,406
AU Optronics Corp. ADR	8,056,516	44,391
Taishin Financial Holding Co. Ltd.	82,903,908	44,282
Lite-On Technology Corp.	33,464,048	43,758
Taiwan Fertilizer Co. Ltd.	12,049,400	43,057
* TPK Holding Co. Ltd.	1,451,180	42,855
Far EasTone Telecommunications Co. Ltd.	25,889,043	42,810
* China Petrochemical Development Corp.	26,158,000	40,721
* Shin Kong Financial Holding Co. Ltd.	93,608,775	40,443
Unimicron Technology Corp.	21,688,754	38,587
SinoPac Financial Holdings Co. Ltd.	88,637,813	38,411
Yulon Motor Co. Ltd.	14,025,384	36,693
E.Sun Financial Holding Co. Ltd.	51,429,807	35,595
Powertech Technology Inc.	11,662,261	33,554
WPG Holdings Ltd.	19,724,305	32,962
China Life Insurance Co. Ltd.	23,429,446	32,903
Hiwin Technologies Corp.	2,660,490	32,232
* Pegatron Corp.	28,026,697	32,220
Pou Chen Corp.	35,605,758	31,812
Simplo Technology Co. Ltd.	3,622,030	31,217
Siliconware Precision Industries Co. ADR	6,277,112	30,946
MStar Semiconductor Inc.	6,188,102	30,910
Far Eastern Department Stores Co. Ltd.	14,053,371	30,625
Epistar Corp.	12,297,732	28,867
* Wintek Corp.	21,247,000	28,864
United Microelectronics Corp.	63,214,970	28,405
Macronix International	54,105,318	27,040
KGI Securities Co. Ltd.	45,726,000	25,827
E Ink Holdings Inc.	12,430,000	25,809
* Walsin Lihwa Corp.	51,321,770	24,422
Novatek Microelectronics Corp.	8,486,977	23,752
Polaris Securities Co. Ltd.	31,374,675	23,502
Tripod Technology Corp.	5,850,657	23,232
AU Optronics Corp.	41,986,669	23,009
Taiwan Glass Industrial Corp.	14,806,351	22,960
Advanced Semiconductor Engineering Inc.	20,725,479	22,397
China Airlines Ltd.	38,245,765	22,327
TSRC Corp.	7,727,937	20,939
* Eva Airways Corp.	22,876,891	20,397
Giant Manufacturing Co. Ltd.	4,634,121	18,579
Teco Electric and Machinery Co. Ltd.	25,435,000	18,178
Kinsus Interconnect Technology Corp.	4,304,029	17,778
Cheng Uei Precision Industry Co. Ltd.	5,715,148	17,261
Siliconware Precision Industries Co.	16,727,860	16,669
LCY Chemical Corp.	6,376,278	15,839
Ruentex Industries Ltd.	6,348,115	15,660
Advantech Co. Ltd.	4,596,966	15,536
Sino-American Silicon Products Inc.	5,128,000	15,279
Inventec Co. Ltd.	30,859,033	15,138
Nan Kang Rubber Tire Co. Ltd.	7,223,243	14,769
Motech Industries Inc.	4,733,999	14,736
* Tatung Co. Ltd.	28,547,926	14,642
* Taiwan Business Bank	37,328,480	14,301
Richtek Technology Corp.	2,195,626	13,939

Clevo Co.	7,120,938	13,881
Highwealth Construction Corp.	6,050,000	13,824
Capital Securities Corp.	26,733,140	13,445
Chicony Electronics Co. Ltd.	6,973,589	13,364
* Evergreen Marine Corp. Taiwan Ltd.	19,181,879	13,159
Formosa Taffeta Co. Ltd.	11,553,868	13,074
U-Ming Marine Transport Corp.	7,437,464	13,062
* Yang Ming Marine Transport Corp.	19,786,450	12,644
Coretronic Corp.	10,579,000	12,456
Feng Hsin Iron & Steel Co.	6,691,310	12,374
Tung Ho Steel Enterprise Corp.	10,843,144	12,341
Eternal Chemical Co. Ltd.	11,591,962	12,250
Everlight Electronics Co. Ltd.	5,492,742	11,826
* Wan Hai Lines Ltd.	16,682,558	11,725
Farglory Land Development Co. Ltd.	4,764,688	11,702
Realtek Semiconductor Corp.	6,346,405	11,585
* Winbond Electronics Corp.	42,503,000	11,368
* HannStar Display Corp.	88,603,202	11,112
Nan Ya Printed Circuit Board Corp.	3,189,521	10,717
* Powerchip Technology Corp.	82,291,023	10,713
Ruentex Development Co. Ltd.	6,708,000	10,052
China Motor Corp.	8,549,000	9,961
Tainan Spinning Co. Ltd.	14,116,000	9,497
Phison Electronics Corp.	1,844,297	9,262
* CMC Magnetics Corp.	44,532,700	8,949
Formosa International Hotels Corp.	494,229	8,295
Qisda Corp.	24,299,386	8,064
Young Fast Optoelectronics Co. Ltd.	1,726,076	8,019
Transcend Information Inc.	2,950,981	7,994
* Chunghwa Picture Tubes	65,216,710	7,787
* Inotera Memories Inc.	28,426,436	7,745
Evergreen International Storage & Transport Corp.	8,262,000	7,116
* Nanya Technology Corp.	25,103,479	5,831
Vanguard International Semiconductor Corp.	10,834,396	5,337
* Tatung Co. Ltd. GDR	165,364	1,792
* First Financial Holding Co. Ltd. Rights Exp. 09/09/2011	7,261,243	856
* Ya Hsin Industrial Co. Ltd.	5,306,018	—
		7,060,047
Thailand (1.9%)
PTT PCL (Foreign)	10,345,437	119,901
PTT Exploration & Production PCL (Foreign)	18,945,618	116,488
Siam Commercial Bank PCL (Foreign)	25,377,557	107,275
Kasikornbank PCL (Foreign)	20,132,049	95,556
Bangkok Bank PCL (Foreign)	13,880,531	82,047
Siam Cement PCL (Foreign)	5,579,517	81,951
Advanced Info Service PCL (Foreign)	12,447,077	48,131
Bangkok Bank PCL (Local)	7,965,743	46,372
Banpu PCL (Local)	1,864,200	45,603
PTT PCL	3,710,000	42,998
CP ALL PCL (Foreign)	25,934,515	42,944
Kasikornbank PCL	9,057,300	42,654
Charoen Pokphand Foods PCL (Foreign)	32,617,200	34,624
Thai Oil PCL (Foreign)	11,458,300	29,340
Indorama Ventures PCL	19,164,164	28,056
IRPC PCL (Foreign)	138,017,360	26,509
Krung Thai Bank PCL (Foreign)	33,902,721	23,597
PTT Aromatics & Refining PCL (Foreign)	14,433,911	20,507

PTT Chemical PCL (Foreign)	3,666,938	19,905
Charoen Pokphand Foods PCL	17,598,300	18,681
CP ALL PCL (Local)	10,670,900	17,670
Bank of Ayudhya PCL(Local)	17,920,134	16,811
Banpu PCL	687,567	16,784
BEC World PCL (Foreign)	10,649,325	14,647
Glow Energy PCL (Foreign)	6,297,555	11,917
Bank of Ayudhya PCL (Local)	12,949,300	11,901
* PTT Chemical PCL	2,093,847	11,366
Thai Airways International PCL	10,832,400	10,275
Advanced Info Service PCL (Local)	2,388,400	9,236
Krung Thai Bank PCL	9,822,200	6,836
Indorama Ventures PCL	3,430,600	5,022
BEC World PCL	3,400,400	4,677
* PTT Aromatics & Refining PCL	3,219,000	4,573
Thai Oil PCL	1,430,300	3,662
IRPC PCL	18,449,200	3,544
Glow Energy PCL	1,183,000	2,239
* PTT Exploration and Production PCL (Local)	136,500	839
		1,225,138
Turkey (1.3%)
Turkiye Garanti Bankasi AS	34,609,728	151,870
Akbank TAS	19,715,727	85,706
Turkiye Is Bankasi	25,772,240	73,550
* Turkcell Iletisim Hizmetleri AS	12,577,088	64,623
Tupras Turkiye Petrol Rafinerileri AS	2,044,891	49,636
^ BIM Birlesik Magazalar AS	1,368,846	46,642
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,298,222	43,491
KOC Holding AS	9,975,342	41,629
Turk Telekomunikasyon AS	8,689,925	36,848
Turkiye Halk Bankasi AS	5,249,811	36,658
* Yapi ve Kredi Bankasi AS	15,113,699	35,863
Haci Omer Sabanci Holding AS (Bearer)	8,467,347	33,020
Turkiye Vakiflar Bankasi Tao	12,453,440	25,943
Eregli Demir ve Celik Fabrikalari TAS	8,884,385	20,897
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,259,556	15,606
Enka Insaat ve Sanayi AS	5,690,920	15,499
Coca-Cola Icecek AS	1,072,890	15,381
Arcelik AS	3,338,337	15,187
* Turk Hava Yollari	8,037,667	14,955
Turkiye Sise ve Cam Fabrikalari AS	6,101,305	13,250
* TAV Havalimanlari Holding AS	2,557,481	12,455
* Asya Katilim Bankasi AS	7,743,941	10,913
Tofas Turk Otomobil Fabrikasi AS	1	—
Akcansa Cimento AS	1	—
		859,622
Total Common Stocks (Cost $52,360,066)		64,810,690

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.1%)
[3,4] Vanguard Market Liquidity Fund	0.114%		1,355,671,912	1,355,672

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Fannie Mae Discount Notes	0.085%	8/24/11	500	500
[5,6] Fannie Mae Discount Notes	0.080%	10/3/11	1,000	1,000
[5,6] Fannie Mae Discount Notes	0.110%	10/19/11	1,000	999
[5,6] Federal Home Loan Bank Discount Notes	0.100%	8/24/11	1,800	1,800
[5,6] Federal Home Loan Bank Discount Notes	0.100%	10/11/11	2,000	1,999
				6,298
Total Temporary Cash Investments (Cost $1,361,971)				1,361,970
Total Investments (101.8%) (Cost $53,722,037)				66,172,660
Other Assets and Liabilities-Net (-1.8%)[3]				(1,178,524)
Net Assets (100%)				64,994,136

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,263,375,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of this security represented 1.4% of net assets.
3 Includes $1,349,847,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $6,298,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields,

Emerging Markets Stock Index Fund

maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	14,456,270	—	—
Common Stocks—Other	2,351,279	48,003,141	—
Temporary Cash Investments	1,355,672	6,298	—
Futures Contracts—Liabilities[1]	(2,160)	—	—
Total	18,161,061	48,009,439	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Emerging Markets Stock Index Fund

At July 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
MSCI Taiwan Index	August 2011	4,500	134,820	(1,948)

E. At July 31, 2011, the cost of investment securities for tax purposes was $53,848,933,000. Net unrealized appreciation of investment securities for tax purposes was $12,323,727,000, consisting of unrealized gains of $14,875,931,000 on securities that had risen in value since their purchase and $2,552,204,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total World Stock Index Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)
Australia (3.3%)
BHP Billiton Ltd.	161,933	7,405
Commonwealth Bank of Australia	77,417	4,186
Westpac Banking Corp.	150,188	3,363
Australia & New Zealand Banking Group Ltd.	131,410	3,004
National Australia Bank Ltd.	109,784	2,891
Woolworths Ltd.	60,993	1,805
Newcrest Mining Ltd.	38,480	1,678
Wesfarmers Ltd.	50,501	1,624
Rio Tinto Ltd.	16,437	1,440
Woodside Petroleum Ltd.	29,821	1,257
Westfield Group	115,796	1,012
QBE Insurance Group Ltd.	55,307	995
CSL Ltd.	27,040	912
Origin Energy Ltd.	53,426	861
Telstra Corp. Ltd.	224,330	736
AMP Ltd.	137,831	689
Santos Ltd.	43,937	622
Brambles Ltd.	77,415	588
Orica Ltd.	19,338	545
Foster's Group Ltd.	95,391	528
Macquarie Group Ltd.	17,165	520
Suncorp Group Ltd.	62,791	511
Oil Search Ltd.	65,233	489
Fortescue Metals Group Ltd.	69,479	481
Amcor Ltd.	61,439	474
Westfield Retail Trust	152,674	409
Iluka Resources Ltd.	20,748	404
Transurban Group	71,210	399
Stockland	118,761	398
WorleyParsons Ltd.	12,649	382
Insurance Australia Group Ltd.	105,105	378
Incitec Pivot Ltd.	82,891	359
AGL Energy Ltd.	23,005	358
Coca-Cola Amatil Ltd.	27,963	347
GPT Group	91,676	303
ASX Ltd.	9,005	295
Alumina Ltd.	121,101	288
Goodman Group	373,165	278
Lend Lease Group	27,943	272
Asciano Ltd.	147,870	270
Crown Ltd.	27,139	266
Sonic Healthcare Ltd.	19,759	264
Wesfarmers Ltd. Price Protected Shares	7,768	253
OZ Minerals Ltd.	16,620	248
Computershare Ltd.	27,378	246
Dexus Property Group	239,829	228
MacArthur Coal Ltd.	13,111	224
Leighton Holdings Ltd.	9,641	224
Cochlear Ltd.	2,817	219

Mirvac Group	168,766	213
CFS Retail Property Trust	111,755	212
Sims Metal Management Ltd.	10,703	198
* Lynas Corp. Ltd.	80,809	190
Metcash Ltd.	38,828	177
Toll Holdings Ltd.	35,051	174
Tatts Group Ltd.	67,497	172
Bendigo and Adelaide Bank Ltd.	17,379	169
Boral Ltd.	36,188	166
* Echo Entertainment Group Ltd.	36,406	160
OneSteel Ltd.	76,935	149
Ramsay Health Care Ltd.	7,646	147
* James Hardie Industries SE	23,108	145
Challenger Ltd.	26,607	143
Commonwealth Property Office Fund	133,616	140
* Treasury Wine Estates Ltd.	34,620	131
MAp Group	33,579	120
BlueScope Steel Ltd.	92,012	115
TABCORP Holdings Ltd.	30,653	108
Downer EDI Ltd.	23,973	101
* Paladin Energy Ltd.	34,629	100
* Qantas Airways Ltd.	48,848	99
Ansell Ltd.	6,337	97
Perpetual Ltd.	3,717	96
Harvey Norman Holdings Ltd.	39,977	96
IOOF Holdings Ltd.	12,429	88
Charter Hall Office REIT	24,160	88
Bank of Queensland Ltd.	9,563	85
Caltex Australia Ltd.	7,023	82
Flight Centre Ltd.	3,325	78
Goodman Fielder Ltd.	79,350	78
CSR Ltd.	26,113	75
Whitehaven Coal Ltd.	10,256	74
Aristocrat Leisure Ltd.	27,424	73
Billabong International Ltd.	10,795	70
SP AusNet	65,297	66
Adelaide Brighton Ltd.	22,182	64
Coal & Allied Industries Ltd.	540	61
* Aquila Resources Ltd.	8,186	60
New Hope Corp. Ltd.	10,034	59
* Nufarm Ltd.	9,685	46
* Macquarie Atlas Roads Group	25,209	46
Envestra Ltd.	58,792	44
Fairfax Media Ltd.	44,792	43
Ten Network Holdings Ltd.	34,205	40
DuluxGroup Ltd.	13,950	40
Platinum Asset Management Ltd.	9,324	40
Australand Property Group	13,374	37
Seven West Media Ltd.	8,379	33
GWA Group Ltd.	11,242	32
Consolidated Media Holdings Ltd.	11,572	31
Energy Resources of Australia Ltd.	2,196	11
APN News & Media Ltd.	2,880	4
* Gunns Ltd.	6,004	2
		51,096
Austria (0.1%)
Erste Group Bank AG	14,004	669

Voestalpine AG	9,016	467
OMV AG	7,497	299
Telekom Austria AG	17,373	213
* IMMOFINANZ AG	54,176	209
Raiffeisen Bank International AG	2,692	135
Verbund AG	3,189	130
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,997	106
Strabag SE	1,787	51
		2,279
Belgium (0.3%)
Anheuser-Busch InBev NV	39,835	2,293
Delhaize Group SA	6,024	433
Umicore SA	7,713	393
Groupe Bruxelles Lambert SA	3,986	336
KBC Groep NV	8,769	310
Belgacom SA	8,410	293
Solvay SA Class A	1,933	291
UCB SA	6,016	277
Ageas	111,199	228
Colruyt SA	3,340	163
* Dexia SA	38,356	101
Mobistar SA	649	45
		5,163
Brazil (2.3%)
Petroleo Brasileiro SA ADR Type A	119,193	3,663
Vale SA Class B Pfd. ADR	101,335	2,991
Petroleo Brasileiro SA ADR	78,379	2,663
Vale SA Class B ADR	79,024	2,564
Itau Unibanco Holding SA ADR	116,515	2,373
Banco Bradesco SA ADR	97,333	1,872
Cia de Bebidas das Americas ADR	53,815	1,616
Banco do Brasil SA	58,293	984
Itausa - Investimentos Itau SA Prior Pfd.	137,830	920
BRF - Brasil Foods SA	44,524	841
Petroleo Brasileiro SA Prior Pfd.	47,292	715
Cia Siderurgica Nacional SA ADR	56,730	602
BM&FBovespa SA	100,850	593
Petroleo Brasileiro SA	33,046	554
* OGX Petroleo e Gas Participacoes SA	63,900	533
CCR SA	16,400	491
Redecard SA	25,088	435
Gerdau SA ADR	44,266	404
Banco Santander Brasil SA	37,600	353
Embraer SA ADR	11,924	352
Telecomunicacoes de Sao Paulo SA Prior Pfd.	11,180	351
Centrais Eletricas Brasileiras SA	26,900	321
Cia Energetica de Minas Gerais ADR	16,315	315
Ultrapar Participacoes SA Prior Pfd.	17,072	302
Cielo SA	10,822	302
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	6,938	297
PDG Realty SA Empreendimentos e Participacoes	55,900	294
Bradespar SA Prior Pfd.	11,200	290
Tele Norte Leste Participacoes SA ADR	19,867	278
Souza Cruz SA	23,100	276
Brasil Telecom SA ADR	10,083	261
All America Latina Logistica SA	34,800	254
BR Malls Participacoes SA	22,000	252

Cia de Bebidas das Americas	9,817	241
Natura Cosmeticos SA	10,600	240
Lojas Americanas SA Prior Pfd.	25,134	228
Tractebel Energia SA	13,500	228
Lojas Renner SA	6,300	224
CETIP SA - Balcao Organizado de Ativos e Derivativos	12,600	214
Tim Participacoes SA ADR	4,158	208
Itau Unibanco Holding SA	11,300	201
Centrais Eletricas Brasileiras SA Prior Pfd.	13,100	198
* HRT Participacoes em Petroleo SA	200	186
Vale SA Prior Pfd.	6,200	182
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	23,200	167
Cia Energetica de Sao Paulo Prior Pfd.	7,285	150
Cia Paranaense de Energia Prior Pfd.	5,900	142
Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,498	142
* JBS SA	46,798	139
Weg SA	12,747	138
Vale SA	4,100	132
Usinas Siderurgicas de Minas Gerais SA	9,300	127
Anhanguera Educacional Participacoes SA	6,400	123
MRV Engenharia e Participacoes SA	16,600	122
Hypermarcas SA	15,412	117
Cosan SA Industria e Comercio	7,500	115
Braskem SA Prior Pfd.	9,400	112
Metalurgica Gerdau SA Prior Pfd. Class A	9,500	109
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	4,608	108
AES Tiete SA Prior Pfd.	6,800	106
EDP - Energias do Brasil SA	4,200	105
Fibria Celulose SA	8,600	102
Cia de Saneamento Basico do Estado de Sao Paulo	3,400	102
TAM SA Prior Pfd.	5,069	97
Vale Fertilizantes SA Prior Pfd.	6,292	97
Light SA	5,273	96
Duratex SA	12,660	94
Banco do Estado do Rio Grande do Sul Prior Pfd.	9,200	92
Porto Seguro SA	6,472	91
Klabin SA Prior Pfd.	25,200	86
Marfrig Alimentos SA	8,600	84
* NET Servicos de Comunicacao SA Prior Pfd.	8,900	84
Multiplan Empreendimentos Imobiliarios SA	3,800	84
Suzano Papel e Celulose SA Prior Pfd.	12,234	81
Amil Participacoes SA	7,100	80
Telemar Norte Leste SA Prior Pfd.	2,700	78
CPFL Energia SA	5,400	77
Sul America SA	6,200	71
* MMX Mineracao e Metalicos SA	12,600	66
Tele Norte Leste Participacoes SA	4,300	65
Tim Participacoes SA	11,000	64
EcoRodovias Infraestrutura e Logistica SA	7,300	61
Brasil Telecom SA Prior Pfd.	7,000	60
Lojas Americanas SA	7,100	56
Cia Energetica de Minas Gerais Prior Pfd.	2,750	52
AES Tiete SA	3,549	51
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	1,698	51
* OSX Brasil SA	200	48
Gerdau SA	6,200	48
Cia Energetica de Minas Gerais	2,928	45
* MPX Energia SA	1,800	43

B2W Cia Global Do Varejo	4,036	38
LLX Logistica SA	11,800	33
Brasil Telecom SA	2,700	26
Cia de Gas de Sao Paulo Prior Pfd.	1,000	25
		36,144
Canada (4.0%)
Royal Bank of Canada	72,576	3,904
^ Toronto-Dominion Bank	45,000	3,603
Bank of Nova Scotia	54,703	3,102
Suncor Energy Inc.	79,520	3,048
Potash Corp. of Saskatchewan Inc.	43,530	2,513
Barrick Gold Corp.	50,898	2,426
Canadian Natural Resources Ltd.	55,960	2,260
Goldcorp Inc.	40,379	1,931
Bank of Montreal	29,199	1,835
Canadian National Railway Co.	23,496	1,762
Canadian Imperial Bank of Commerce	20,188	1,542
TransCanada Corp.	35,150	1,477
Teck Resources Ltd. Class B	29,600	1,467
Cenovus Energy Inc.	37,874	1,456
Manulife Financial Corp.	90,550	1,439
Enbridge Inc.	39,080	1,283
Encana Corp.	38,004	1,115
Brookfield Asset Management Inc. Class A	31,680	998
Kinross Gold Corp.	58,000	947
Talisman Energy Inc.	51,700	941
Rogers Communications Inc. Class B	21,800	832
Valeant Pharmaceuticals International Inc.	15,100	831
Sun Life Financial Inc.	29,000	802
Imperial Oil Ltd.	17,390	764
Thomson Reuters Corp.	21,301	733
Agrium Inc.	8,051	704
Nexen Inc.	29,564	690
* Research In Motion Ltd.	26,310	659
* Ivanhoe Mines Ltd.	25,079	657
Silver Wheaton Corp.	18,100	652
National Bank of Canada	8,330	646
Crescent Point Energy Corp.	13,900	625
Magna International Inc.	12,460	608
First Quantum Minerals Ltd.	4,300	596
Canadian Pacific Railway Ltd.	9,154	584
Power Corp. of Canada	21,090	560
Cameco Corp.	20,472	544
Tim Hortons Inc.	11,088	532
* MEG Energy Corp.	9,500	512
BCE Inc.	13,300	507
Yamana Gold Inc.	36,600	476
Agnico-Eagle Mines Ltd.	8,359	465
Eldorado Gold Corp.	27,000	465
Shaw Communications Inc. Class B	20,320	459
Shoppers Drug Mart Corp.	10,760	452
Bombardier Inc. Class B	70,700	428
SNC-Lavalin Group Inc.	7,400	418
Power Financial Corp.	13,960	412
Fairfax Financial Holdings Ltd.	1,000	393
Pacific Rubiales Energy Corp.	13,348	384
Intact Financial Corp.	6,500	377

IAMGOLD Corp.	18,800	376
Husky Energy Inc.	13,260	371
Saputo Inc.	7,600	356
RioCan REIT	13,100	356
Brookfield Office Properties Inc.	18,500	351
Great-West Lifeco Inc.	14,000	350
IGM Financial Inc.	6,600	332
Canadian Utilities Ltd. Class A	5,096	301
Fortis Inc.	8,700	288
* CGI Group Inc. Class A	13,306	286
TransAlta Corp.	11,260	249
CI Financial Corp.	10,700	248
Finning International Inc.	8,600	247
Canadian Tire Corp. Ltd. Class A	3,900	238
* Osisko Mining Corp.	14,400	214
Loblaw Cos. Ltd.	5,500	213
Bank of Montreal	3,310	208
George Weston Ltd.	2,600	180
TELUS Corp.	3,000	165
Niko Resources Ltd.	2,400	165
TELUS Corp. Class A	2,200	116
Bombardier Inc. Class A	4,315	26
		62,452
Chile (0.3%)
Empresas COPEC SA	25,689	455
Empresa Nacional de Electricidad SA ADR	7,650	410
SACI Falabella	40,874	397
Sociedad Quimica y Minera de Chile SA ADR	5,594	360
Lan Airlines SA	12,554	330
Cencosud SA	45,072	297
CAP SA	5,685	261
Empresas CMPC SA	5,435	260
Banco de Chile	1,711,607	245
Enersis SA ADR	10,787	235
Banco Santander Chile ADR	1,713	159
Banco de Credito e Inversiones	1,905	118
Colbun SA	354,353	94
ENTEL Chile SA	4,343	88
AES Gener SA	134,372	80
Cia Cervecerias Unidas SA	6,295	71
Corpbanca	4,158,795	63
Enersis SA	114,300	50
Embotelladora Andina SA Prior Pfd.	7,625	34
Sociedad Quimica y Minera de Chile SA Class B	353	23
Banco Santander Chile	145,800	13
		4,043
China (2.5%)
China Mobile Ltd.	302,174	3,006
China Construction Bank Corp.	3,621,060	2,914
Industrial & Commercial Bank of China	3,270,245	2,484
CNOOC Ltd.	902,000	2,008
PetroChina Co. Ltd.	1,062,000	1,515
Bank of China Ltd.	3,164,800	1,457
China Life Insurance Co. Ltd.	376,000	1,254
Tencent Holdings Ltd.	46,300	1,202
Ping An Insurance Group Co.	118,552	1,153
China Shenhua Energy Co. Ltd.	173,000	867

	China Petroleum & Chemical Corp.	849,319	841
	China Unicom Hong Kong Ltd.	374,574	748
	Belle International Holdings Ltd.	313,000	683
	China Telecom Corp. Ltd.	868,034	569
	China Overseas Land & Investment Ltd.	216,480	485
	China Merchants Bank Co. Ltd.	200,131	474
	Hengan International Group Co. Ltd.	49,000	425
	Agricultural Bank of China Ltd.	759,500	412
	Bank of Communications Co. Ltd.	472,058	411
	Yanzhou Coal Mining Co. Ltd.	96,000	368
*	China Citic Bank Corp. Ltd.	569,010	348
	China Coal Energy Co. Ltd.	242,000	348
	Tingyi Cayman Islands Holding Corp.	110,000	342
	China Pacific Insurance Group Co. Ltd.	85,800	325
	Anhui Conch Cement Co. Ltd.	66,000	308
	GOME Electrical Appliances Holding Ltd.	620,720	293
	Want Want China Holdings Ltd.	326,000	290
*	PICC Property & Casualty Co. Ltd.	166,000	286
	China National Building Material Co. Ltd.	134,000	269
	Dongfeng Motor Group Co. Ltd.	134,000	265
	China Resources Enterprise Ltd.	60,000	260
	Jiangxi Copper Co. Ltd.	71,000	249
	China Communications Construction Co. Ltd.	279,375	237
	Lenovo Group Ltd.	352,000	223
^	Evergrande Real Estate Group Ltd.	296,000	222
	China Merchants Holdings International Co. Ltd.	62,000	220
	Inner Mongolia Yitai Coal Co. Class B	34,400	218
^	GCL-Poly Energy Holdings Ltd.	382,000	215
	Kunlun Energy Co. Ltd.	128,000	214
^	China Yurun Food Group Ltd.	68,000	213
	China Mengniu Dairy Co. Ltd.	61,000	211
	China Resources Land Ltd.	106,000	208
^	Aluminum Corp. of China Ltd.	237,331	203
	Tsingtao Brewery Co. Ltd.	32,000	203
	Citic Pacific Ltd.	85,000	184
	China Minsheng Banking Corp. Ltd.	203,800	180
	China Resources Power Holdings Co. Ltd.	87,400	170
	Zijin Mining Group Co. Ltd.	313,301	169
	Beijing Enterprises Holdings Ltd.	33,500	169
*	Brilliance China Automotive Holdings Ltd.	126,000	160
^	Changsha Zoomlion Heavy Industry Science and Technology Development Co.
	Ltd.	80,180	158
	Air China Ltd.	146,000	154
	Kingboard Chemical Holdings Ltd.	32,500	154
*,^ Byd Co. Ltd.		44,000	146
	Guangzhou Automobile Group Co. Ltd.	117,857	142
	China Oilfield Services Ltd.	80,000	140
^	Guangzhou R&F Properties Co. Ltd.	107,600	139
	ENN Energy Holdings Ltd.	40,000	135
	China International Marine Containers Group Co. Ltd. Class B	77,000	123
	Sino-Ocean Land Holdings Ltd.	209,500	117
	Agile Property Holdings Ltd.	68,000	110
	Shandong Weigao Group Medical Polymer Co. Ltd.	80,000	110
	Sinopharm Group Co. Ltd.	37,600	109
	China Resources Cement Holdings Ltd.	106,000	102
	Weichai Power Co. Ltd.	18,000	98
	COSCO Pacific Ltd.	60,000	97
	Soho China Ltd.	106,000	96

Shanghai Industrial Holdings Ltd.	26,000	94
Shimao Property Holdings Ltd.	71,500	94
Parkson Retail Group Ltd.	67,000	94
^ Alibaba.com Ltd.	67,000	93
Yantai Changyu Pioneer Wine Co. Ltd. Class B	7,771	93
China Vanke Co. Ltd. Class B	66,500	92
ZTE Corp.	29,212	91
Zhaojin Mining Industry Co. Ltd.	45,500	91
* China Taiping Insurance Holdings Co. Ltd.	38,800	89
Fosun International Ltd.	106,500	87
^ Renhe Commercial Holdings Co. Ltd.	438,000	86
Zhuzhou CSR Times Electric Co. Ltd.	29,000	85
* Chongqing Rural Commercial Bank	146,000	84
China Agri-Industries Holdings Ltd.	73,000	82
Great Wall Motor Co. Ltd.	54,250	82
China COSCO Holdings Co. Ltd.	117,000	82
Shanghai Electric Group Co. Ltd.	152,000	81
BBMG Corp.	54,500	79
Anta Sports Products Ltd.	52,000	78
Weiqiao Textile Co.	114,901	78
Geely Automobile Holdings Ltd.	195,000	77
Shougang Fushan Resources Group Ltd.	136,000	77
China Everbright Ltd.	42,000	75
Country Garden Holdings Co.	147,000	75
Huaneng Power International Inc.	152,000	75
Golden Eagle Retail Group Ltd.	30,000	74
China Shipping Development Co. Ltd.	94,442	74
CSR Corp. Ltd.	98,000	71
^ China Rongsheng Heavy Industry Group Co. Ltd.	116,000	71
China Longyuan Power Group Corp.	80,000	69
China Railway Group Ltd.	184,000	69
Dongfang Electric Corp. Ltd.	18,600	67
Longfor Properties Co. Ltd.	42,500	65
China BlueChemical Ltd.	84,000	65
Shui On Land Ltd.	146,000	65
Angang Steel Co. Ltd.	62,000	64
China Railway Construction Corp. Ltd.	102,626	63
Jiangsu Expressway Co. Ltd.	64,000	62
Datang International Power Generation Co. Ltd.	188,000	61
Huabao International Holdings Ltd.	68,000	58
* China Southern Airlines Co. Ltd.	88,000	57
Poly Hong Kong Investments Ltd.	74,000	55
Sinopec Shanghai Petrochemical Co. Ltd.	130,000	54
* Semiconductor Manufacturing International Corp.	905,000	54
* Shanghai Pharmaceuticals Holding Co. Ltd.	24,000	53
Chaoda Modern Agriculture Holdings Ltd.	132,000	53
* Yuexiu Property Co. Ltd.	283,200	52
Franshion Properties China Ltd.	188,000	52
Li Ning Co. Ltd.	41,500	51
Sinofert Holdings Ltd.	128,000	48
Zhejiang Expressway Co. Ltd.	68,000	48
Metallurgical Corp. of China Ltd.	125,000	47
China High Speed Transmission Equipment Group Co. Ltd.	59,000	46
* China Shipping Container Lines Co. Ltd.	161,000	46
Nine Dragons Paper Holdings Ltd.	51,000	43
China National Materials Co. Ltd.	57,000	42
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	25,100	41
Lee & Man Paper Manufacturing Ltd.	80,000	40

	China Foods Ltd.	46,000	40
	Lianhua Supermarket Holdings Co. Ltd.	18,000	39
	Sany Heavy Equipment International Holdings Co. Ltd.	37,500	38
	CSG Holding Co. Ltd. Class B	34,880	38
*,^ China Eastern Airlines Corp. Ltd.		74,000	37
	China Molybdenum Co. Ltd.	46,000	36
*	Weifu High-Technology Group Co. Ltd. Class B	12,505	36
	Guangdong Investment Ltd.	66,000	36
	Harbin Power Equipment Co. Ltd.	26,000	34
	Greentown China Holdings Ltd.	38,000	34
	Travelsky Technology Ltd.	55,500	33
	Shenzhen International Holdings Ltd.	412,500	33
	KWG Property Holding Ltd.	47,500	33
	New World China Land Ltd.	91,400	33
	Zhongsheng Group Holdings Ltd.	15,500	33
	China Communications Services Corp. Ltd.	64,000	32
	Hidili Industry International Development Ltd.	42,000	31
	TPV Technology Ltd.	60,000	30
	Guangshen Railway Co. Ltd.	76,000	30
	Shenzhen Investment Ltd.	100,000	29
	Bosideng International Holdings Ltd.	96,000	28
	Hopewell Highway Infrastructure Ltd.	42,500	27
^	China Zhongwang Holdings Ltd.	56,800	27
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	21,900	27
	China Travel International Inv HK	128,000	27
*	Beijing Capital International Airport Co. Ltd.	54,000	25
*,^ Huadian Power International Co.		136,000	25
	Sinotruk Hong Kong Ltd.	34,000	23
	Jiangling Motors Corp. Ltd. Class B	9,600	23
	C C Land Holdings Ltd.	61,000	23
	Maanshan Iron & Steel	52,000	23
	China Dongxiang Group Co.	99,000	23
	Kingboard Laminates Holdings Ltd.	37,000	22
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	39,050	20
	Hopson Development Holdings Ltd.	20,000	18
	China Huiyuan Juice Group Ltd.	28,000	15
	Hainan Airlines Co. Ltd. Class B	16,200	15
	Guangzhou Pharmaceutical Co. Ltd.	14,000	14
	Shanghai Friendship Group Inc. Ltd. Class B	7,150	14
	Sichuan Expressway Co. Ltd.	32,000	14
*	Shanghai Haixin Group Co. Class B	25,000	14
	Double Coin Holdings Ltd. Class B	22,200	14
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	21,800	14
	Sinopec Yizheng Chemical Fibre Co. Ltd.	42,000	13
	Foshan Electrical and Lighting Co. Ltd. Class B	13,300	13
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	7,600	11
	Jinzhou Port Co. Ltd. Class B	19,920	11
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	8,500	11
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	12,200	10
	Anhui Expressway Co.	14,000	9
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	11,110	9
	Xinjiang Goldwind Science & Technology Co. Ltd.	12,200	9
*	Citic Resources Holdings Ltd.	49,400	9
	China Merchants Property Development Co. Ltd. Class B	5,200	8
	Tianjin Capital Environmental Protection Group Co. Ltd.	28,000	8
*	BOE Technology Group Co. Ltd. Class B	44,760	8
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	5,800	8
	Chongqing Changan Automobile Co. Ltd. Class B	21,060	8

Shandong Chenming Paper Holdings Ltd. Class B	12,300	8
* Huadian Energy Co. Ltd. Class B	22,600	8
Shenzhen Expressway Co. Ltd.	14,000	7
Dazhong Transportation Group Co. Ltd. Class B	11,800	7
Beijing North Star Co. Ltd.	28,000	7
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	7,900	7
People's Food Holdings Ltd.	11,000	7
Guangzhou Shipyard International Co. Ltd.	5,200	7
Bengang Steel Plates Co. Class B	15,300	7
Zhejiang Southeast Electric Power Co. Class B	12,800	7
Guangdong Electric Power Development Co. Ltd. Class B	15,300	6
Sinotrans Ltd.	25,000	6
Guangdong Provincial Expressway Development Co. Ltd. Class B	14,400	5
		37,996
Colombia (0.1%)
Ecopetrol SA	219,960	462
BanColombia SA	19,781	323
BanColombia SA ADR	3,773	250
Grupo de Inversiones Suramericana SA	11,712	237
Inversiones Argos SA	17,157	176
Almacenes Exito SA	8,467	113
Interconexion Electrica SA ESP	15,254	105
Cementos Argos SA	16,029	99
Corp Financiera Colombiana SA	4,340	81
Isagen SA ESP	46,738	61
		1,907
Czech Republic (0.1%)
CEZ AS	12,643	654
Telefonica Czech Republic AS	8,549	217
Komercni Banka AS	936	209
* Unipetrol AS	1,142	12
		1,092
Denmark (0.4%)
Novo Nordisk A/S Class B	24,650	3,015
* Danske Bank A/S	46,035	891
AP Moller - Maersk A/S Class B	81	621
Carlsberg A/S Class B	5,872	577
Novozymes A/S	2,792	455
Coloplast A/S Class B	2,407	370
* Vestas Wind Systems A/S	10,204	225
AP Moller - Maersk A/S	30	222
FLSmidth & Co. A/S	2,395	186
* William Demant Holding A/S	1,178	103
H Lundbeck A/S	2,918	73
Tryg A/S	1,023	56
Rockwool International A/S Class B	327	38
		6,832
Egypt (0.1%)
Orascom Construction Industries GDR	5,858	257
Commercial International Bank Egypt SAE	28,753	131
* Orascom Telecom Holding SAE GDR	39,852	128
* Egyptian Financial Group-Hermes Holding	21,127	68
* Talaat Moustafa Group	84,619	60
Egyptian Kuwaiti Holding Co.	29,640	36
Telecom Egypt	11,972	31
Egyptian Co. for Mobile Services	1,403	25

* Ezz Steel	14,391	22
National Societe Generale Bank SAE	4,054	21
ElSwedy Electric Co.	2,748	15
Sidi Kerir Petrochemcials Co.	6,032	14
Maridive & Oil Services SAE	4,030	13
* Egyptian Iron & Steel Co.	7,482	9
		830
Finland (0.3%)
Nokia Oyj	186,934	1,087
Sampo Oyj	27,677	843
Fortum Oyj	22,003	582
Kone Oyj Class B	8,177	474
Metso Oyj	8,907	435
UPM-Kymmene Oyj	25,690	400
Stora Enso Oyj	38,944	335
Nokian Renkaat Oyj	6,502	304
Wartsila Oyj	9,576	276
Kesko Oyj Class B	2,621	102
Rautaruukki Oyj	4,065	83
Neste Oil Oyj	6,334	83
Outokumpu Oyj	4,902	52
Sanoma Oyj	1,520	27
		5,083
France (4.1%)
Total SA	112,693	6,091
^ Sanofi	65,674	5,103
BNP Paribas SA	52,600	3,411
LVMH Moet Hennessy Louis Vuitton SA	18,585	3,407
GDF Suez	85,148	2,784
Danone	32,839	2,341
AXA SA	117,581	2,200
France Telecom SA	100,823	2,086
Schneider Electric SA	13,558	1,959
Air Liquide SA	14,191	1,949
Societe Generale SA	37,074	1,835
L'Oreal SA	15,104	1,817
ArcelorMittal	58,166	1,813
Vinci SA	28,080	1,627
Cie de St-Gobain	26,591	1,537
Vivendi SA	62,884	1,504
Pernod-Ricard SA	13,236	1,311
Unibail-Rodamco SE	4,643	1,034
Carrefour SA	34,084	1,006
PPR	4,817	890
Cie Generale d'Optique Essilor International SA	10,835	868
Alstom SA	14,764	777
Hermes International	2,174	750
Technip SA	5,546	607
^ Vallourec SA	5,983	606
Renault SA	11,162	596
Credit Agricole SA	47,464	583
Lafarge SA	10,764	576
Christian Dior SA	3,582	573
Cie Generale des Etablissements Michelin Class B	6,813	572
Veolia Environnement SA	25,043	564
European Aeronautic Defence and Space Co. NV	16,161	560
Bouygues SA	13,817	522

Accor SA	11,247	495
EDF SA	12,675	481
* Alcatel-Lucent	116,959	466
SES SA	16,852	456
Sodexo	5,831	446
Safran SA	10,398	432
Cap Gemini SA	8,023	395
Legrand SA	9,702	378
Publicis Groupe SA	7,044	358
Suez Environnement Co.	19,072	354
Peugeot SA	8,861	336
Edenred	11,340	327
STMicroelectronics NV	34,957	276
Dassault Systemes SA	2,997	264
* Cie Generale de Geophysique - Veritas	7,594	255
Lagardere SCA	6,350	247
SCOR SE	9,275	239
Bureau Veritas SA	2,867	234
Casino Guichard Perrachon SA	2,266	207
Natixis	45,078	204
Societe BIC SA	2,157	204
Eiffage SA	3,546	194
Klepierre	4,982	186
Eutelsat Communications SA	4,215	182
Atos	3,172	175
Thales SA	4,011	171
CNP Assurances	8,430	162
Societe Television Francaise 1	8,145	155
Eramet	512	142
Aeroports de Paris	1,562	142
Iliad SA	1,098	141
Fonciere Des Regions	1,422	139
Wendel SA	1,206	139
ICADE	1,132	130
Gecina SA	920	128
Imerys SA	1,758	121
Eurazeo	1,635	111
BioMerieux	917	101
* JCDecaux SA	3,224	89
APERAM	3,193	89
* Air France-KLM	7,074	85
Rexel SA	3,756	82
Euler Hermes SA	764	67
Bollore	282	67
Ciments Francais SA	523	54
^ PagesJaunes Groupe	5,585	44
Ipsen SA	1,016	33
		64,042
Germany (3.3%)
Siemens AG	46,130	5,896
BASF SE	46,580	4,207
Daimler AG	53,556	3,883
Bayer AG	41,828	3,346
Allianz SE	22,758	2,966
SAP AG	46,388	2,900
E.ON AG	95,591	2,636
Deutsche Bank AG	46,769	2,571

Deutsche Telekom AG	164,049	2,557
Volkswagen AG Prior Pfd.	8,532	1,703
Bayerische Motoren Werke AG	15,188	1,518
Muenchener Rueckversicherungs AG	9,492	1,401
Linde AG	6,454	1,157
RWE AG	19,577	1,026
Fresenius Medical Care AG & Co. KGaA	11,282	866
ThyssenKrupp AG	19,421	859
Deutsche Post AG	45,578	805
Adidas AG	10,666	792
K&S AG	9,723	776
* Deutsche Boerse AG	10,240	760
* Commerzbank AG	190,832	725
Fresenius SE & Co. KGaA	6,336	678
Henkel AG & Co. KGaA Prior Pfd.	9,031	609
Porsche Automobil Holding SE Prior Pfd.	7,901	607
Infineon Technologies AG	54,417	546
HeidelbergCement AG	9,264	509
Metro AG	8,006	442
MAN SE	3,528	419
* Continental AG	3,968	395
Henkel AG & Co. KGaA	6,590	359
Merck KGaA	3,191	340
Lanxess AG	4,223	339
GEA Group AG	9,374	326
Beiersdorf AG	4,671	301
Volkswagen AG	1,570	287
Hochtief AG	3,010	242
Deutsche Lufthansa AG	11,416	230
* QIAGEN NV	11,224	189
Hannover Rueckversicherung AG	3,238	168
Fraport AG Frankfurt Airport Services Worldwide	1,948	156
Salzgitter AG	2,138	156
Wacker Chemie AG	788	149
* TUI AG	12,874	119
^ Suedzucker AG	3,115	110
Puma AG Rudolf Dassler Sport	256	79
Celesio AG	3,981	76
^ SMA Solar Technology AG	608	56
Hamburger Hafen und Logistik AG	1,374	55
Generali Deutschland Holding AG	298	34
		51,326
Greece (0.1%)
National Bank of Greece SA ADR	240,872	316
OPAP SA	12,689	210
Coca Cola Hellenic Bottling Co. SA	7,705	200
Hellenic Telecommunications Organization SA ADR	37,316	154
* Alpha Bank AE	24,349	107
Public Power Corp. SA	6,581	81
* EFG Eurobank Ergasias SA	19,037	74
Hellenic Petroleum SA	5,771	53
		1,195
Hong Kong (1.4%)
Hutchison Whampoa Ltd.	161,000	1,875
* AIA Group Ltd.	455,800	1,674
Sun Hung Kai Properties Ltd.	97,000	1,474
Cheung Kong Holdings Ltd.	87,000	1,326

Hong Kong Exchanges and Clearing Ltd.	53,600	1,106
CLP Holdings Ltd.	90,000	832
Jardine Matheson Holdings Ltd.	12,800	731
Hong Kong & China Gas Co. Ltd.	292,280	715
Swire Pacific Ltd. Class A	46,740	657
Power Assets Holdings Ltd.	79,000	653
BOC Hong Kong Holdings Ltd.	209,000	624
Hang Seng Bank Ltd.	39,044	613
Hongkong Land Holdings Ltd.	86,000	577
Wharf Holdings Ltd.	74,600	548
Li & Fung Ltd.	300,000	499
Hang Lung Properties Ltd.	112,000	413
Bank of East Asia Ltd.	105,872	409
Hang Lung Group Ltd.	67,897	408
Link REIT	109,500	383
Henderson Land Development Co. Ltd.	58,000	367
Jardine Strategic Holdings Ltd.	11,000	360
* Sands China Ltd.	119,200	359
MTR Corp.	85,000	288
Shangri-La Asia Ltd.	105,519	272
SJM Holdings Ltd.	108,000	272
Wynn Macau Ltd.	76,800	267
New World Development Ltd.	179,000	263
Sino Land Co. Ltd.	135,527	230
Esprit Holdings Ltd.	67,431	196
Kerry Properties Ltd.	39,000	189
Hysan Development Co. Ltd.	39,000	183
Wheelock & Co. Ltd.	42,000	180
Cathay Pacific Airways Ltd.	72,000	167
* Galaxy Entertainment Group Ltd.	57,000	147
First Pacific Co. Ltd.	134,400	135
Wing Hang Bank Ltd.	12,000	129
PCCW Ltd.	292,000	127
Yue Yuen Industrial Holdings Ltd.	38,000	122
Cheung Kong Infrastructure Holdings Ltd.	21,000	121
AAC Acoustic Technologies Holdings Inc.	50,000	115
Xinyi Glass Holdings Ltd.	136,000	114
VTech Holdings Ltd.	9,600	112
Television Broadcasts Ltd.	15,000	103
ASM Pacific Technology Ltd.	9,200	101
Hopewell Holdings Ltd.	30,000	97
Lifestyle International Holdings Ltd.	29,500	96
Orient Overseas International Ltd.	13,000	74
Guoco Group Ltd.	6,000	73
Melco International Development Ltd.	50,000	62
Cafe de Coral Holdings Ltd.	24,000	60
Hongkong & Shanghai Hotels	37,500	59
NWS Holdings Ltd.	40,500	59
Johnson Electric Holdings Ltd.	98,000	58
Techtronic Industries Co.	55,000	57
Champion REIT	102,000	56
Shun Tak Holdings Ltd.	80,000	53
Hong Kong Aircraft Engineering Co. Ltd.	3,124	44
Texwinca Holdings Ltd.	26,000	37
Great Eagle Holdings Ltd.	11,000	36
* Foxconn International Holdings Ltd.	79,000	36
Chinese Estates Holdings Ltd.	19,500	34
Brightoil Petroleum Holdings Ltd.	84,000	32

Kowloon Development Co. Ltd.	19,000	26
Dah Sing Financial Holdings Ltd.	4,950	24
* Mongolia Energy Corp. Ltd.	156,000	20
Dah Sing Banking Group Ltd.	7,480	10
Hutchison Telecommunications Hong Kong Holdings Ltd.	27,000	10
Hutchison Harbour Ring Ltd.	34,000	4
Public Financial Holdings Ltd.	4,000	2
* Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	2,200	1
		21,556
Hungary (0.1%)
* MOL Hungarian Oil and Gas plc	4,011	431
OTP Bank plc	14,112	407
Richter Gedeon Nyrt	633	126
Magyar Telekom Telecommunications plc	25,943	75
		1,039
India (1.3%)
Infosys Ltd. ADR	27,598	1,717
1 Reliance Industries Ltd. GDR	39,177	1,475
ITC Ltd.	289,866	1,364
Larsen & Toubro Ltd.	23,030	898
Housing Development Finance Corp.	55,047	857
HDFC Bank Ltd. ADR	21,490	747
Bharti Airtel Ltd.	74,920	740
ICICI Bank Ltd. ADR	12,973	604
Axis Bank Ltd.	15,136	457
Tata Consultancy Services Ltd.	14,505	373
Oil & Natural Gas Corp. Ltd.	59,179	361
Bajaj Auto Ltd.	10,756	357
NTPC Ltd.	81,834	326
Hindustan Unilever Ltd.	43,616	320
Bharat Heavy Electricals Ltd.	7,256	302
Hindalco Industries Ltd.	72,576	276
Coal India Ltd.	31,207	273
State Bank of India GDR	2,330	257
Jindal Steel & Power Ltd.	19,145	254
Punjab National Bank	8,346	212
Tata Motors Ltd.	9,791	210
Cipla Ltd.	30,059	208
GAIL India Ltd.	19,685	205
Sun Pharmaceutical Industries Ltd.	16,443	192
Tata Steel Ltd.	14,802	188
Adani Enterprises Ltd.	13,726	182
Sterlite Industries India Ltd.	49,658	180
Lupin Ltd.	17,157	176
Mahindra & Mahindra Ltd.	10,637	173
Titan Industries Ltd.	32,520	168
Hero Honda Motors Ltd.	3,946	159
Grasim Industries Ltd.	3,156	157
Kotak Mahindra Bank Ltd.	15,566	157
Siemens India Ltd.	7,419	155
Power Grid Corp. of India Ltd.	64,740	154
Infrastructure Development Finance Co. Ltd.	53,810	153
Dr Reddy's Laboratories Ltd.	3,799	137
Nestle India Ltd.	1,322	130
Maruti Suzuki India Ltd.	4,727	129
Infosys Ltd.	2,004	126
Sesa Goa Ltd.	20,167	125

DLF Ltd.	23,878	125
Ultratech Cement Ltd.	5,215	121
Tata Power Co. Ltd.	4,181	121
HCL Technologies Ltd.	10,847	119
NMDC Ltd.	21,842	119
Wipro Ltd. ADR	9,629	114
Jaiprakash Associates Ltd.	73,221	110
Asian Paints Ltd.	1,552	110
* Idea Cellular Ltd.	49,411	105
JSW Steel Ltd.	5,939	104
Sociedad Matriz Banco de Chile Class B	276,858	93
Reliance Industries Ltd.	4,665	87
United Spirits Ltd.	3,692	85
Exide Industries Ltd.	24,104	85
Hindustan Petroleum Corp. Ltd.	9,752	85
Bank of Baroda	4,248	84
State Bank of India	1,589	84
Rural Electrification Corp. Ltd.	17,514	83
Steel Authority of India Ltd.	28,550	82
Ranbaxy Laboratories Ltd.	6,568	80
Indian Oil Corp. Ltd.	11,142	79
Wipro Ltd.	8,986	79
Reliance Capital Ltd.	6,077	79
Bharat Petroleum Corp. Ltd.	5,147	77
Colgate-Palmolive India Ltd.	3,469	76
Union Bank of India	11,393	74
Bajaj Holdings and Investment Ltd.	4,212	73
Tata Chemicals Ltd.	9,174	73
Unitech Ltd.	105,356	73
ICICI Bank Ltd.	3,023	71
Dabur India Ltd.	29,548	69
Zee Entertainment Enterprises Ltd.	22,944	68
Ambuja Cements Ltd.	23,209	68
* Reliance Infrastructure Ltd.	5,548	68
Mundra Port and Special Economic Zone Ltd.	20,483	66
Divi's Laboratories Ltd.	3,549	66
* Reliance Power Ltd.	25,506	65
Bank of India	7,083	62
Canara Bank	5,870	61
Reliance Communications Ltd.	26,022	60
Mphasis Ltd.	5,895	60
Cummins India Ltd.	4,114	60
Aditya Birla Nuvo Ltd.	2,744	59
Glenmark Pharmaceuticals Ltd.	7,797	58
* Suzlon Energy Ltd.	48,944	58
Oil India Ltd.	1,902	57
* Housing Development & Infrastructure Ltd.	17,170	55
Bharat Forge Ltd.	7,216	54
Crompton Greaves Ltd.	13,789	53
Piramal Healthcare Ltd.	5,925	51
Hindustan Zinc Ltd.	15,404	49
* Oracle Financial Sevices Software Ltd.	987	47
* GlaxoSmithKline Pharmaceuticals Ltd.	845	45
NHPC Ltd.	77,106	43
Cadila Healthcare Ltd.	2,042	41
* Container Corp. Of India	1,627	40
ACC Ltd.	1,743	40
Oriental Bank of Commerce	5,026	40

Bharat Electronics Ltd.	915	36
Torrent Power Ltd.	6,625	36
Indiabulls Financial Services Ltd.	8,744	36
IDBI Bank Ltd.	11,843	34
Shriram Transport Finance Co. Ltd.	2,255	33
* Satyam Computer Services Ltd.	16,745	32
* Essar Oil Ltd.	11,045	29
Great Eastern Shipping Co. Ltd.	4,651	29
* GMR Infrastructure Ltd.	40,149	28
ABB Ltd.	1,380	27
* Adani Power Ltd.	11,943	27
National Aluminium Co. Ltd.	15,548	26
* Satyam Computer Services Ltd. ADR	6,743	25
Power Finance Corp. Ltd.	5,389	23
JSW Energy Ltd.	13,650	21
Castrol India Ltd.	1,484	18
Ashok Leyland Ltd.	14,952	17
* Tata Communications Ltd.	3,012	15
Corp Bank	1,243	14
Godrej Industries Ltd.	2,902	14
* Jet Airways India Ltd.	1,168	12
Punj Lloyd Ltd.	6,563	10
Mangalore Refinery & Petrochemicals Ltd.	5,750	10
Sun TV Network Ltd.	1,307	10
Aban Offshore Ltd.	801	9
Financial Technologies India Ltd.	470	9
Shipping Corp. of India Ltd.	2,795	6
* Lanco Infratech Ltd.	14,460	6
* Tata Teleservices Maharashtra Ltd.	10,939	5
* Mahanagar Telephone Nigam	2,962	3
* Zee Learn Ltd.	1	—
		20,547
Indonesia (0.4%)
Astra International Tbk PT	153,003	1,268
Bank Central Asia Tbk PT	633,728	617
Bank Rakyat Indonesia Persero Tbk PT	673,378	545
United Tractors Tbk PT	137,560	441
Telekomunikasi Indonesia Tbk PT	498,088	431
Bank Mandiri Tbk PT	456,416	421
Bumi Resources Tbk PT	1,047,500	374
Perusahaan Gas Negara PT	499,000	233
Adaro Energy Tbk PT	670,500	208
Gudang Garam Tbk PT	30,500	182
Kalbe Farma Tbk PT	380,000	155
Semen Gresik Persero Tbk PT	136,000	151
Charoen Pokphand Indonesia Tbk PT	451,000	144
Unilever Indonesia Tbk PT	72,000	132
Bank Negara Indonesia Persero Tbk PT	250,630	131
Indofood Sukses Makmur Tbk PT	174,000	130
Tambang Batubara Bukit Asam Tbk PT	46,500	116
Indo Tambangraya Megah PT	16,500	98
Indocement Tunggal Prakarsa Tbk PT	53,000	96
Astra Agro Lestari Tbk PT	26,500	73
Indosat Tbk PT	100,000	64
Bank Danamon Indonesia Tbk PT	67,495	43
International Nickel Indonesia Tbk PT	77,000	38

Aneka Tambang Tbk PT	147,500	35
		6,126
Ireland (0.1%)
CRH plc	35,617	699
* Elan Corp. plc	32,608	365
Kerry Group plc Class A	5,686	235
Ryanair Holdings plc	30,515	140
* Governor & Co. of the Bank of Ireland	906,591	137
Ryanair Holdings plc ADR	1,145	31
* Anglo Irish Bank Corp. Ltd.	14,385	—
		1,607
Israel (0.3%)
Teva Pharmaceutical Industries Ltd.	44,825	2,091
* Check Point Software Technologies Ltd.	11,000	634
Israel Chemicals Ltd.	26,718	449
Bank Leumi Le-Israel BM	74,996	348
Bank Hapoalim BM	50,246	248
Bezeq The Israeli Telecommunication Corp. Ltd.	95,815	232
Israel Corp. Ltd.	121	131
* NICE Systems Ltd.	3,265	116
* Israel Discount Bank Ltd. Class A	44,295	86
Strauss Group Ltd.	4,436	67
Cellcom Israel Ltd. (Registered)	2,342	61
Delek Group Ltd.	248	55
* Makhteshim-Agan Industries Ltd.	10,005	55
* Isramco - LP	392,822	49
Mizrahi Tefahot Bank Ltd.	4,660	49
Partner Communications Co. Ltd.	3,295	47
Elbit Systems Ltd.	985	47
Azrieli Group	1,510	41
* Oil Refineries Ltd.	54,817	37
Gazit-Globe Ltd.	3,085	37
Osem Investments Ltd.	2,167	36
* Avner Oil Exploration LLP	58,336	36
Paz Oil Co. Ltd.	214	34
* Ratio Oil Exploration 1992 LP	253,752	31
Shufersal Ltd.	5,135	29
* Delek Drilling - LP	7,474	26
* Delek Energy Systems Ltd.	66	25
Clal Insurance Enterprises Holdings Ltd.	900	20
Clal Industries and Investments Ltd.	2,300	15
* Hot Telecommunication System Ltd.	900	15
Shikun & Binui Ltd.	5,262	12
Jerusalem Economy Ltd.	1,070	12
Delek Automotive Systems Ltd.	1,000	11
Harel Insurance Investments & Financial Services Ltd.	200	10
First International Bank Of Israel Ltd.	708	10
* B Communications Ltd.	392	10
Property & Building Corp.	137	10
* Menorah Mivtachim Holdings Ltd.	865	9
Migdal Insurance & Financial Holding Ltd.	5,000	8
Discount Investment Corp.	600	8
IDB Holding Corp. Ltd.	302	7
* Koor Industries Ltd.	400	6
Ormat Industries	762	5
* Africa Israel Investments Ltd.	810	5
		5,270

Italy (1.1%)
ENI SPA	136,261	2,961
Enel SPA	353,707	2,037
UniCredit SPA	970,138	1,731
Assicurazioni Generali SPA	77,669	1,474
Intesa Sanpaolo SPA (Registered)	581,179	1,341
Telecom Italia SPA (Registered)	670,698	844
Saipem SPA	16,118	840
* Fiat Industrial SPA	41,777	552
Snam Rete Gas SPA	83,383	481
Atlantia SPA	22,888	424
Fiat SPA	40,588	401
Tenaris SA ADR	8,484	375
Terna Rete Elettrica Nazionale SPA	74,111	336
Telecom Italia SPA (Bearer)	297,734	320
Mediobanca SPA	31,593	290
Luxottica Group SPA	6,782	215
Banco Popolare SC	103,580	198
Unione di Banche Italiane SCPA	40,381	194
Pirelli & C SPA	18,150	188
Mediaset SPA	42,110	180
Banca Monte dei Paschi di Siena SPA	236,742	177
Finmeccanica SPA	21,830	168
Bulgari SPA	9,091	161
Autogrill SPA	12,173	160
Tenaris SA	6,363	140
Exor SPA	3,923	118
A2A SPA	71,266	102
^ Banca Carige SPA	42,330	88
Mediolanum SPA	20,282	84
Exor SPA Prior Pfd.	1,965	54
Italcementi SPA RSP	14,006	53
* Unipol Gruppo Finanziario SPA Prior Pfd.	128,721	47
Parmalat SPA	17,217	45
* Buzzi Unicem SPA	3,588	42
* Saras SPA	18,633	38
Italcementi SPA	4,456	36
Banca Popolare di Milano Scarl	14,967	32
* Lottomatica SPA	1,410	28
* Edison SPA	18,221	22
* Unipol Gruppo Finanziario SPA	39,488	18
		16,995
Japan (7.8%)
Toyota Motor Corp.	118,730	4,847
Mitsubishi UFJ Financial Group Inc.	713,951	3,625
Canon Inc.	67,300	3,245
Honda Motor Co. Ltd.	68,700	2,726
Sumitomo Mitsui Financial Group Inc.	70,848	2,229
Mizuho Financial Group Inc.	1,088,367	1,780
FANUC Corp.	9,100	1,721
Mitsubishi Corp.	63,800	1,706
Panasonic Corp.	140,255	1,668
NTT DoCoMo Inc.	885	1,638
Komatsu Ltd.	50,800	1,586
Softbank Corp.	40,600	1,585
Takeda Pharmaceutical Co. Ltd.	29,700	1,417
Mitsui & Co. Ltd.	69,500	1,308

KDDI Corp.	170	1,263
Sony Corp.	50,100	1,257
Nippon Telegraph & Telephone Corp.	24,700	1,222
Nissan Motor Co. Ltd.	114,682	1,220
Japan Tobacco Inc.	251	1,137
Inpex Corp.	138	1,071
Hitachi Ltd.	171,000	1,054
Kyocera Corp.	9,600	1,025
Mitsubishi Estate Co. Ltd.	55,000	986
Seven & I Holdings Co. Ltd.	33,700	961
East Japan Railway Co.	15,200	957
Mitsubishi Electric Corp.	80,000	945
Tokio Marine Holdings Inc.	30,600	902
Nomura Holdings Inc.	185,500	901
Shin-Etsu Chemical Co. Ltd.	16,300	879
Nippon Steel Corp.	258,000	869
Toshiba Corp.	163,000	846
Mitsui Fudosan Co. Ltd.	44,000	841
Nintendo Co. Ltd.	5,300	840
MS&AD Insurance Group Holdings	32,691	817
Denso Corp.	22,500	800
Mitsubishi Heavy Industries Ltd.	168,870	787
Bridgestone Corp.	31,064	773
Kao Corp.	26,700	755
Murata Manufacturing Co. Ltd.	11,600	751
Sumitomo Corp.	50,800	716
Central Japan Railway Co.	83	715
ITOCHU Corp.	61,000	704
Dai-ichi Life Insurance Co. Ltd.	494	699
Astellas Pharma Inc.	17,700	688
JX Holdings Inc.	92,507	669
ORIX Corp.	5,991	646
FUJIFILM Holdings Corp.	20,900	631
JFE Holdings Inc.	23,100	628
Kansai Electric Power Co. Inc.	36,100	608
Sumitomo Realty & Development Co. Ltd.	23,792	587
Keyence Corp.	2,060	582
Daiichi Sankyo Co. Ltd.	27,600	570
Otsuka Holdings Co. Ltd.	20,700	570
Sumitomo Mitsui Trust Holdings Inc.	153,460	565
NKSJ Holdings Inc.	81,900	540
Nidec Corp.	5,400	537
Kirin Holdings Co. Ltd.	36,000	530
Marubeni Corp.	70,628	530
Hoya Corp.	21,500	522
Suzuki Motor Corp.	22,181	514
Sumitomo Metal Mining Co. Ltd.	29,000	514
Asahi Glass Co. Ltd.	44,000	508
Mitsubishi Chemical Holdings Corp.	64,484	503
SMC Corp.	2,700	497
Chubu Electric Power Co. Inc.	28,300	486
Fast Retailing Co. Ltd.	2,700	478
Tokyo Gas Co. Ltd.	100,000	478
Fujitsu Ltd.	79,634	469
Toray Industries Inc.	60,000	467
Resona Holdings Inc.	93,206	462
Daikin Industries Ltd.	12,879	457
Eisai Co. Ltd.	11,000	446

Terumo Corp.	7,800	438
Sumitomo Electric Industries Ltd.	29,300	437
Sumitomo Metal Industries Ltd.	182,000	436
Secom Co. Ltd.	8,600	429
Daito Trust Construction Co. Ltd.	4,400	424
Yamada Denki Co. Ltd.	5,020	402
Sharp Corp.	42,000	387
Asahi Group Holdings Ltd.	18,100	383
Rohm Co. Ltd.	6,500	379
Daiwa Securities Group Inc.	87,000	378
Aeon Co. Ltd.	29,800	375
Asahi Kasei Corp.	52,000	368
Tokyo Electron Ltd.	6,700	361
Olympus Corp.	10,100	359
Nikon Corp.	15,100	354
Sumitomo Chemical Co. Ltd.	68,492	347
Omron Corp.	12,100	341
Tokyo Electric Power Co. Inc.	60,800	337
Isuzu Motors Ltd.	68,000	337
Osaka Gas Co. Ltd.	82,000	325
Ajinomoto Co. Inc.	26,000	322
T&D Holdings Inc.	13,050	319
Nitto Denko Corp.	6,600	318
West Japan Railway Co.	7,400	315
JGC Corp.	10,000	312
Yahoo Japan Corp.	861	305
Yamato Holdings Co. Ltd.	17,700	303
Ricoh Co. Ltd.	28,000	301
Kubota Corp.	33,000	300
Daiwa House Industry Co. Ltd.	22,000	296
Mitsui OSK Lines Ltd.	56,397	295
Dai Nippon Printing Co. Ltd.	26,000	295
* NEC Corp.	129,000	295
Kuraray Co. Ltd.	19,500	294
JS Group Corp.	11,600	290
Aisin Seiki Co. Ltd.	7,500	288
Shiseido Co. Ltd.	14,800	284
Kyushu Electric Power Co. Inc.	18,000	284
Ibiden Co. Ltd.	9,225	279
Dena Co. Ltd.	5,600	279
Nomura Research Institute Ltd.	11,600	276
Yakult Honsha Co. Ltd.	9,400	268
* Mitsubishi Motors Corp.	203,000	265
Taisho Pharmaceutical Co. Ltd.	11,000	258
Ono Pharmaceutical Co. Ltd.	4,600	257
JTEKT Corp.	17,400	255
Bank of Yokohama Ltd.	52,000	255
Makita Corp.	5,400	254
Kobe Steel Ltd.	115,000	254
* Yamaha Motor Co. Ltd.	13,000	252
Hankyu Hanshin Holdings Inc.	62,000	250
TDK Corp.	4,800	247
Shizuoka Bank Ltd.	26,000	245
Nippon Yusen KK	66,000	242
Odakyu Electric Railway Co. Ltd.	28,000	242
Tohoku Electric Power Co. Inc.	18,600	240
Nippon Electric Glass Co. Ltd.	19,000	239
NGK Insulators Ltd.	13,000	238

Electric Power Development Co. Ltd.	9,000	238
Kawasaki Heavy Industries Ltd.	64,000	234
Shionogi & Co. Ltd.	13,500	233
Tobu Railway Co. Ltd.	53,000	231
Unicharm Corp.	5,100	230
Sekisui House Ltd.	24,000	230
Toho Gas Co. Ltd.	41,000	225
Chugoku Electric Power Co. Inc.	13,900	224
Fuji Heavy Industries Ltd.	28,000	224
Chiba Bank Ltd.	35,000	222
Dentsu Inc.	6,900	215
Toppan Printing Co. Ltd.	27,000	214
^ Kintetsu Corp.	63,000	213
Tokyu Corp.	47,000	211
Toyota Industries Corp.	6,400	209
Oriental Land Co. Ltd.	2,200	206
Brother Industries Ltd.	13,100	204
Mitsubishi Materials Corp.	59,340	202
Lawson Inc.	3,700	200
JSR Corp.	9,600	196
Chugai Pharmaceutical Co. Ltd.	11,000	195
OJI Paper Co. Ltd.	39,000	195
NTT Data Corp.	56	194
NSK Ltd.	20,000	194
Sekisui Chemical Co. Ltd.	21,000	194
* Mazda Motor Corp.	69,000	190
Nippon Paint Co. Ltd.	23,000	186
Shimano Inc.	3,500	184
Fukuoka Financial Group Inc.	43,000	183
Shikoku Electric Power Co. Inc.	8,300	181
Nippon Express Co. Ltd.	41,000	181
THK Co. Ltd.	6,800	176
Benesse Holdings Inc.	4,000	173
Sotetsu Holdings Inc.	58,000	172
Keikyu Corp.	22,000	171
Teijin Ltd.	38,000	170
Sumitomo Heavy Industries Ltd.	24,000	169
Casio Computer Co. Ltd.	23,600	167
Trend Micro Inc.	5,300	166
TonenGeneral Sekiyu KK	13,000	163
Isetan Mitsukoshi Holdings Ltd.	15,400	163
Konica Minolta Holdings Inc.	20,000	162
Hirose Electric Co. Ltd.	1,600	160
Credit Saison Co. Ltd.	9,400	159
Sony Financial Holdings Inc.	8,800	158
Aeon Mall Co. Ltd.	6,000	154
Nissin Foods Holdings Co. Ltd.	4,000	153
Hokuriku Electric Power Co.	8,500	152
Mitsui Chemicals Inc.	40,000	152
Keio Corp.	25,000	151
Sojitz Corp.	76,048	150
Kurita Water Industries Ltd.	5,100	148
Mitsubishi Gas Chemical Co. Inc.	19,000	148
FamilyMart Co. Ltd.	3,900	147
Rinnai Corp.	1,900	147
Circle K Sunkus Co. Ltd.	8,800	146
Mitsubishi Tanabe Pharma Corp.	8,000	145
Advantest Corp.	8,000	142

Shinsei Bank Ltd.	111,000	141
Daihatsu Motor Co. Ltd.	8,000	140
Shimizu Corp.	31,000	137
Konami Corp.	5,200	136
Nippon Sheet Glass Co. Ltd.	42,742	136
Hamamatsu Photonics KK	3,000	135
Sega Sammy Holdings Inc.	6,200	133
IHI Corp.	49,000	132
Hokkaido Electric Power Co. Inc.	8,500	130
All Nippon Airways Co. Ltd.	38,000	129
Kyowa Hakko Kirin Co. Ltd.	12,000	128
Toyo Seikan Kaisha Ltd.	7,300	128
Nitori Holdings Co. Ltd.	1,300	126
Obayashi Corp.	27,000	125
Kokuyo Co. Ltd.	16,500	124
Iyo Bank Ltd.	13,000	122
Asics Corp.	8,000	121
Daido Steel Co. Ltd.	17,000	121
Ube Industries Ltd.	35,000	119
Bank of Kyoto Ltd.	13,000	119
Joyo Bank Ltd.	28,000	118
Sankyo Co. Ltd.	2,200	117
Santen Pharmaceutical Co. Ltd.	2,900	117
Stanley Electric Co. Ltd.	6,800	116
Kajima Corp.	37,000	115
Chiyoda Corp.	9,000	115
MEIJI Holdings Co. Ltd.	2,617	115
NTN Corp.	19,000	115
Keihan Electric Railway Co. Ltd.	26,000	114
Toyota Tsusho Corp.	6,500	114
Seiko Epson Corp.	6,700	114
Toho Co. Ltd.	6,500	113
Hitachi Metals Ltd.	8,000	113
Nippon Meat Packers Inc.	8,000	111
NOK Corp.	6,000	111
Denki Kagaku Kogyo KK	23,000	111
Aozora Bank Ltd.	45,000	110
Taiyo Nippon Sanso Corp.	14,000	109
Hisamitsu Pharmaceutical Co. Inc.	2,500	109
Namco Bandai Holdings Inc.	8,600	109
Nisshin Seifun Group Inc.	8,500	109
Furukawa Electric Co. Ltd.	25,000	107
Mitsui Mining & Smelting Co. Ltd.	29,000	105
Nippon Shokubai Co. Ltd.	8,000	105
Idemitsu Kosan Co. Ltd.	900	104
Hokuhoku Financial Group Inc.	50,000	104
SBI Holdings Inc.	1,064	104
Showa Denko KK	50,000	104
GS Yuasa Corp.	15,000	104
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,380	103
Yamaguchi Financial Group Inc.	10,000	102
Shimadzu Corp.	11,000	102
Chugoku Bank Ltd.	8,000	102
TOTO Ltd.	13,000	102
Kansai Paint Co. Ltd.	11,000	102
Shimamura Co. Ltd.	1,000	101
Miraca Holdings Inc.	2,400	101
Amada Co. Ltd.	13,000	101

Dowa Holdings Co. Ltd.	15,000	100
Daicel Chemical Industries Ltd.	14,000	100
Ebara Corp.	17,000	100
Hachijuni Bank Ltd.	18,000	100
Kamigumi Co. Ltd.	10,000	100
USS Co. Ltd.	1,250	99
Toyo Suisan Kaisha Ltd.	4,000	99
Tokyu Land Corp.	21,000	99
Japan Steel Works Ltd.	14,000	98
Ushio Inc.	5,200	98
Zeon Corp.	9,000	98
Hitachi Chemical Co. Ltd.	4,900	97
Air Water Inc.	8,000	97
Takashimaya Co. Ltd.	13,000	97
Hiroshima Bank Ltd.	22,000	97
Minebea Co. Ltd.	19,000	97
Maruichi Steel Tube Ltd.	3,800	96
Gree Inc.	4,200	96
Nippon Paper Group Inc.	4,300	96
NHK Spring Co. Ltd.	9,000	96
Marui Group Co. Ltd.	11,700	96
Gunma Bank Ltd.	18,000	96
Taisei Corp.	40,000	96
Nissan Chemical Industries Ltd.	8,000	95
Tsumura & Co.	2,900	95
J Front Retailing Co. Ltd.	20,000	95
^ Hitachi Construction Machinery Co. Ltd.	4,200	95
Nishi-Nippon City Bank Ltd.	30,000	92
Kagome Co. Ltd.	5,000	92
Mitsumi Electric Co. Ltd.	9,400	91
Nagoya Railroad Co. Ltd.	34,000	91
Fujikura Ltd.	19,000	90
Yaskawa Electric Corp.	8,092	90
Don Quijote Co. Ltd.	2,600	90
Kikkoman Corp.	8,000	88
Yamaha Corp.	7,400	88
MediPal Holdings Corp.	9,200	87
Suruga Bank Ltd.	10,000	87
Citizen Holdings Co. Ltd.	14,200	85
Kawasaki Kisen Kaisha Ltd.	26,000	85
Tosoh Corp.	20,000	85
Kinden Corp.	10,000	85
Seino Holdings Corp.	11,000	85
Cosmo Oil Co. Ltd.	28,000	84
Hakuhodo DY Holdings Inc.	1,510	83
Mabuchi Motor Co. Ltd.	1,600	83
Alps Electric Co. Ltd.	7,300	82
Alfresa Holdings Corp.	2,000	82
Yamato Kogyo Co. Ltd.	2,700	81
* Sumco Corp.	5,100	81
Mitsubishi Logistics Corp.	7,000	80
Nisshin Steel Co. Ltd.	38,000	79
Yokohama Rubber Co. Ltd.	13,000	79
Nisshinbo Holdings Inc.	8,000	79
Fuji Electric Co. Ltd.	24,000	78
Nippon Kayaku Co. Ltd.	7,000	78
* Yokogawa Electric Corp.	8,700	77
Nabtesco Corp.	3,000	76

Fukuyama Transporting Co. Ltd.	12,998	76
Senshu Ikeda Holdings Inc.	49,000	76
Hino Motors Ltd.	12,000	74
Sumitomo Rubber Industries Ltd.	5,700	74
Tokyo Tatemono Co. Ltd.	18,000	73
Higo Bank Ltd.	13,000	73
Dainippon Sumitomo Pharma Co. Ltd.	7,100	72
Lion Corp.	13,000	71
Keisei Electric Railway Co. Ltd.	11,000	71
NGK Spark Plug Co. Ltd.	5,000	71
Park24 Co. Ltd.	6,200	70
DIC Corp.	30,000	70
Shimachu Co. Ltd.	2,800	70
UNY Co. Ltd.	7,100	70
Sumitomo Osaka Cement Co. Ltd.	24,000	69
Yamazaki Baking Co. Ltd.	5,000	69
* TSI Holdings Co. Ltd.	10,000	69
Koito Manufacturing Co. Ltd.	4,000	69
Sumitomo Bakelite Co. Ltd.	10,000	68
* Haseko Corp.	83,500	68
Nomura Real Estate Holdings Inc.	3,700	68
Autobacs Seven Co. Ltd.	1,500	68
Wacoal Holdings Corp.	5,000	67
Mori Seiki Co. Ltd.	4,900	66
Capcom Co. Ltd.	2,500	65
Sumitomo Forestry Co. Ltd.	6,900	65
Kewpie Corp.	4,800	65
Sysmex Corp.	1,700	65
Sapporo Hokuyo Holdings Inc.	14,900	64
Taiyo Yuden Co. Ltd.	5,000	63
Nishi-Nippon Railroad Co. Ltd.	14,000	63
Dainippon Screen Manufacturing Co. Ltd.	8,000	63
* Elpida Memory Inc.	6,800	63
Ryohin Keikaku Co. Ltd.	1,200	63
San-In Godo Bank Ltd.	8,000	62
Sawai Pharmaceutical Co. Ltd.	600	62
Kobayashi Pharmaceutical Co. Ltd.	1,200	62
Mizuho Trust & Banking Co. Ltd.	70,000	62
Japan Petroleum Exploration Co.	1,200	61
^ Taiheiyo Cement Corp.	31,000	61
Ito En Ltd.	3,300	60
Takata Corp.	2,000	60
Komeri Co. Ltd.	2,000	60
Rengo Co. Ltd.	9,000	59
Toyobo Co. Ltd.	38,000	59
Awa Bank Ltd.	9,000	59
Nanto Bank Ltd.	11,000	58
Nichirei Corp.	13,000	58
Ezaki Glico Co. Ltd.	5,000	57
Toyota Boshoku Corp.	3,400	57
NTT Urban Development Corp.	61	56
Yamatake Corp.	2,400	55
Tokuyama Corp.	11,000	54
Kagoshima Bank Ltd.	8,000	54
Showa Shell Sekiyu KK	5,600	54
Jafco Co. Ltd.	2,000	54
Glory Ltd.	2,300	54
Juroku Bank Ltd.	17,000	53

OKUMA Corp.	5,000	53
Hokkoku Bank Ltd.	15,000	53
Shiga Bank Ltd.	9,000	53
77 Bank Ltd.	12,000	53
Toyoda Gosei Co. Ltd.	2,400	52
Canon Marketing Japan Inc.	4,200	52
Pacific Metals Co. Ltd.	7,000	52
Kaneka Corp.	8,000	51
* Mizuho Securities Co. Ltd.	21,000	51
Matsumotokiyoshi Holdings Co. Ltd.	2,400	51
Mitsui Engineering & Shipbuilding Co. Ltd.	24,000	51
Square Enix Holdings Co. Ltd.	2,600	51
Tokyo Steel Manufacturing Co. Ltd.	4,800	49
Daishi Bank Ltd.	16,000	49
MISUMI Group Inc.	1,700	47
Lintec Corp.	1,700	47
Sapporo Holdings Ltd.	11,000	46
OSAKA Titanium Technologies Co.	700	45
Suzuken Co. Ltd.	1,800	45
COMSYS Holdings Corp.	4,500	45
Mochida Pharmaceutical Co. Ltd.	4,000	43
Onward Holdings Co. Ltd.	5,000	42
Coca-Cola West Co. Ltd.	2,100	42
Tokai Rika Co. Ltd.	2,100	41
Aeon Credit Service Co. Ltd.	2,900	41
Heiwa Corp.	2,500	41
Oracle Corp. Japan	1,200	40
Nagase & Co. Ltd.	3,000	40
Kissei Pharmaceutical Co. Ltd.	2,000	39
ABC-Mart Inc.	1,000	39
Sundrug Co. Ltd.	1,200	39
Toho Titanium Co. Ltd.	1,400	38
H2O Retailing Corp.	5,000	38
Kansai Urban Banking Corp.	20,000	37
Hyakujushi Bank Ltd.	10,000	36
Shima Seiki Manufacturing Ltd.	1,500	36
Rohto Pharmaceutical Co. Ltd.	3,000	36
Sohgo Security Services Co. Ltd.	3,100	36
Itochu Techno-Solutions Corp.	900	36
Obic Co. Ltd.	180	35
Nippon Television Network Corp.	230	35
Disco Corp.	600	35
Kose Corp.	1,300	34
Tokai Carbon Co. Ltd.	6,000	34
Otsuka Corp.	500	33
Asatsu-DK Inc.	1,200	33
House Foods Corp.	1,800	32
Nissha Printing Co. Ltd.	1,800	32
Hitachi Capital Corp.	2,200	32
Musashino Bank Ltd.	900	32
Hyakugo Bank Ltd.	8,000	32
Keiyo Bank Ltd.	6,000	32
* Acom Co. Ltd.	1,830	31
Fuji Media Holdings Inc.	20	31
* Promise Co. Ltd.	3,500	31
Hitachi Transport System Ltd.	1,700	31
Toda Corp.	8,000	30
Izumi Co. Ltd.	2,000	30

Hitachi High-Technologies Corp.	1,400	30
Aoyama Trading Co. Ltd.	1,700	30
Ulvac Inc.	1,600	30
Tokyo Broadcasting System Holdings Inc.	2,300	29
Takara Holdings Inc.	5,000	28
Ogaki Kyoritsu Bank Ltd.	8,000	25
Nipro Corp.	1,000	18
Matsui Securities Co. Ltd.	3,500	18
Monex Group Inc.	77	16
IT Holdings Corp.	1,600	16
Shinko Electric Industries Co. Ltd.	1,800	15
NS Solutions Corp.	400	9
Tokai Rubber Industries Ltd.	600	9
Toshiba TEC Corp.	2,000	8
Sumitomo Real Estate Sales Co. Ltd.	170	8
Point Inc.	170	8
Hikari Tsushin Inc.	300	7
PanaHome Corp.	1,000	7
Nidec Sankyo Corp.	1,000	7
Hitachi Cable Ltd.	2,000	6
Mizuho Investors Securities Co. Ltd.	6,000	6
Hitachi Koki Co. Ltd.	600	5
Toyota Auto Body Co. Ltd.	300	5
Funai Electric Co. Ltd.	200	5
TV Asahi Corp.	3	5
Kandenko Co. Ltd.	1,000	5
SKY Perfect JSAT Holdings Inc.	10	4
Okasan Securities Group Inc.	1,000	4
Toppan Forms Co. Ltd.	400	3
kabu.com Securities Co. Ltd.	800	3
* SFCG Co. Ltd.	120	—
		120,659
Luxembourg (0.0%)
RTL Group SA	795	75
* L'Occitane International SA	18,250	50
		125
Malaysia (0.5%)
Malayan Banking Bhd.	285,615	842
Public Bank Bhd. (Foreign)	178,611	808
CIMB Group Holdings Bhd.	284,342	791
Sime Darby Bhd.	230,600	711
Axiata Group Bhd.	312,966	537
Genting Bhd.	136,900	498
IOI Corp. Bhd.	237,640	412
* Petronas Chemicals Group Bhd.	158,100	365
DiGi.Com Bhd.	30,100	306
AMMB Holdings Bhd.	107,500	235
MISC Bhd.	90,300	226
Maxis Bhd.	119,000	220
Kuala Lumpur Kepong Bhd.	25,400	186
Petronas Gas Bhd.	39,100	177
Genting Malaysia Bhd.	140,100	172
PPB Group Bhd.	28,000	164
PLUS Expressways Bhd.	105,800	155
IJM Corp. Bhd.	66,860	142
Tenaga Nasional Bhd.	65,050	134
Gamuda Bhd.	103,800	129

British American Tobacco Malaysia Bhd.	7,500	118
UMW Holdings Bhd.	46,400	116
Hong Leong Bank Bhd.	24,500	110
SP Setia Bhd.	81,000	106
Petronas Dagangan Bhd.	16,200	97
YTL Power International Bhd.	144,037	95
Alliance Financial Group Bhd.	63,600	80
Berjaya Sports Toto Bhd.	52,700	78
Telekom Malaysia Bhd.	49,500	68
MMC Corp. Bhd.	68,800	63
Parkson Holdings Bhd.	31,773	62
RHB Capital Bhd.	20,300	62
Lafarge Malayan Cement Bhd.	17,900	44
* UEM Land Holdings Bhd.	50,000	44
Proton Holdings Bhd.	9,400	10
Public Bank Bhd. (Local)	1,614	7
		8,370
Mexico (0.7%)
America Movil SAB de CV	2,224,250	2,865
Grupo Mexico SAB de CV Class B	412,733	1,520
Wal-Mart de Mexico SAB de CV	365,700	1,009
Fomento Economico Mexicano SAB de CV	111,046	802
Grupo Televisa SA	140,900	627
Grupo Financiero Banorte SAB de CV	119,114	520
* Cemex SAB de CV ADR	52,395	369
Telefonos de Mexico SAB de CV	456,054	369
Industrias Penoles SAB de CV	7,855	339
Grupo Bimbo SAB de CV Class A	119,200	287
Grupo Elektra SA de CV	3,700	269
Grupo Financiero Inbursa SA	50,900	241
Alfa SAB de CV Class A	14,368	211
Grupo Modelo SAB de CV	32,400	200
* Minera Frisco SAB de CV	36,063	181
Mexichem SAB de CV	36,815	159
Kimberly-Clark de Mexico SAB de CV Class A	19,400	121
Grupo Aeroportuario del Pacifico SAB de CV Class B	24,600	101
Grupo Carso SAB de CV	31,700	89
* Urbi Desarrollos Urbanos SAB de CV	26,900	59
* Organizacion Soriana SAB de CV Class B	13,000	36
* Inmuebles Carso SAB de CV	24,700	24
		10,398
Morocco (0.0%)
Maroc Telecom SA	10,170	178
Douja Promotion Groupe Addoha SA	6,322	74
		252
Netherlands (0.9%)
Unilever NV	78,233	2,541
* ING Groep NV	194,153	2,083
Koninklijke Philips Electronics NV	49,903	1,239
Koninklijke KPN NV	77,393	1,104
Heineken NV	14,669	868
Koninklijke Ahold NV	59,754	796
ASML Holding NV	21,328	760
Akzo Nobel NV	11,642	711
* Aegon NV	100,437	575
Koninklijke DSM NV	8,964	508
Reed Elsevier NV	36,660	489

Fugro NV	4,050	312
Wolters Kluwer NV	14,756	306
Heineken Holding NV	5,692	289
Randstad Holding NV	6,281	282
Corio NV	4,496	274
SBM Offshore NV	8,679	208
* TNT Express NV	19,925	202
PostNL NV	21,401	167
Koninklijke Boskalis Westminster NV	3,476	146
Koninklijke Vopak NV	2,370	118
		13,978
New Zealand (0.1%)
Fletcher Building Ltd.	33,929	242
Telecom Corp. of New Zealand Ltd.	97,614	225
Auckland International Airport Ltd.	49,663	99
Sky City Entertainment Group Ltd.	26,543	86
Fisher & Paykel Healthcare Corp. Ltd.	32,937	73
Contact Energy Ltd.	14,369	65
Sky Network Television Ltd.	8,760	44
Kiwi Income Property Trust	41,436	37
Vector Ltd.	17,206	36
Warehouse Group Ltd.	11,034	34
Air New Zealand Ltd.	8,903	9
		950
Norway (0.4%)
Statoil ASA	64,017	1,578
DnB NOR ASA	60,106	874
Telenor ASA	40,609	679
Yara International ASA	10,924	624
Seadrill Ltd.	16,851	586
Orkla ASA	49,656	467
Norsk Hydro ASA	60,074	428
Storebrand ASA	25,966	216
Aker Solutions ASA	10,413	182
* Renewable Energy Corp. ASA	19,813	37
* Kvaerner ASA	8,191	17
		5,688
Peru (0.1%)
Southern Copper Corp.	13,331	455
Cia de Minas Buenaventura SA ADR	10,883	446
Credicorp Ltd.	2,746	258
Volcan Cia Minera SAA Class B	84,776	99
		1,258
Philippines (0.1%)
SM Investments Corp.	10,808	139
Manila Electric Co.	20,700	137
Aboitiz Equity Ventures Inc.	120,640	120
Philippine Long Distance Telephone Co.	1,950	111
Ayala Land Inc.	273,700	109
Bank of the Philippine Islands	65,738	93
Banco de Oro Unibank Inc.	56,800	86
Aboitiz Power Corp.	91,720	71
SM Prime Holdings Inc.	225,000	62
Ayala Corp.	7,200	56
Metropolitan Bank & Trust	30,377	55
Globe Telecom Inc.	2,240	51

	Jollibee Foods Corp.	20,000	41
	Petron Corp.	72,000	28
			1,159
Poland (0.2%)
	KGHM Polska Miedz SA	7,691	526
	Powszechna Kasa Oszczednosci Bank Polski SA	34,392	507
	Powszechny Zaklad Ubezpieczen SA	3,200	435
	Bank Pekao SA	5,226	299
*	Polski Koncern Naftowy Orlen SA	15,849	266
	PGE SA	25,750	215
	Telekomunikacja Polska SA	32,995	207
	Tauron Polska Energia SA	57,483	133
	Polskie Gornictwo Naftowe i Gazownictwo SA	62,724	96
*	BRE Bank SA	669	76
*	Getin Holding SA	18,069	73
	ING Bank Slaski SA	214	65
*	Jastrzebska Spolka Weglowa SA	1,024	50
	Bank Handlowy w Warszawie SA	1,389	41
*	Enea SA	5,792	39
	TVN SA	6,300	38
*	Globe Trade Centre SA	4,314	26
			3,092
Portugal (0.1%)
	EDP - Energias de Portugal SA	138,142	480
	Portugal Telecom SGPS SA	48,858	421
	Galp Energia SGPS SA Class B	12,291	278
	Jeronimo Martins SGPS SA	12,845	251
*,^ Banco Comercial Portugues SA		272,651	126
	Brisa Auto-Estradas de Portugal SA	22,477	105
	Cimpor Cimentos de Portugal SGPS SA	9,189	71
*	EDP Renovaveis SA	10,651	69
	Banco Espirito Santo SA	11,232	42
*	Banco BPI SA	22,947	31
			1,874
Russia (0.9%)
	Gazprom OAO ADR	152,462	2,182
	Lukoil OAO ADR	32,428	2,156
	Sberbank of Russia	426,621	1,572
	MMC Norilsk Nickel OJSC ADR	47,088	1,255
	Gazprom OAO	164,357	1,164
	Rosneft Oil Co. GDR	107,719	914
	NovaTek OAO	45,005	649
	Tatneft ADR	13,483	563
	VTB Bank OJSC GDR	79,964	478
	Surgutneftegas OJSC ADR	44,541	449
	Mobile Telesystems OJSC	49,242	428
	Uralkali	38,618	378
	Federal Hydrogenerating Co. JSC	5,711,500	285
	Federal Grid Co. Unified Energy System JSC	13,443,105	184
	Severstal OAO	9,297	180
	Novolipetsk Steel OJSC	31,469	118
*	IDGC Holding JSC	849,085	108
	Lukoil OAO	1,420	95
*	Polymetal JSC	4,298	89
	Rostelecom OJSC	12,118	89
*	E.ON Russia JSC	646,100	64
	Magnitogorsk Iron & Steel Works	71,731	62

Polyus Gold OJSC	1,040	60
Inter Rao Ues OAO	38,841,200	56
Raspadskaya	8,000	47
TMK OAO	8,946	40
Mosenergo OAO	410,351	38
Rosneft Oil Co.	3,288	28
TGK-1 OAO	41,408,000	24
Aeroflot - Russian Airlines OJSC	5,336	14
* PIK Group	2,527	10
Federal Hydrogenerating Co. JSC	23,742	1
		13,780
Singapore (0.7%)
DBS Group Holdings Ltd.	86,000	1,108
Singapore Telecommunications Ltd.	393,000	1,095
Oversea-Chinese Banking Corp. Ltd.	124,000	1,023
United Overseas Bank Ltd.	58,000	984
Keppel Corp. Ltd.	73,313	674
Wilmar International Ltd.	121,854	596
* Genting Singapore plc	300,000	473
Singapore Airlines Ltd.	38,588	454
Singapore Exchange Ltd.	62,311	386
CapitaLand Ltd.	160,500	386
Golden Agri-Resources Ltd.	611,831	370
Noble Group Ltd.	237,272	368
Fraser and Neave Ltd.	72,755	362
Jardine Cycle & Carriage Ltd.	7,000	281
City Developments Ltd.	31,000	272
Singapore Press Holdings Ltd.	79,000	258
SembCorp Industries Ltd.	44,231	186
SembCorp Marine Ltd.	41,389	185
CapitaMall Trust	116,600	182
Venture Corp. Ltd.	27,375	179
Singapore Technologies Engineering Ltd.	70,000	175
Olam International Ltd.	78,545	172
Ascendas REIT	93,000	157
M1 Ltd.	61,641	134
ComfortDelGro Corp. Ltd.	105,000	125
CapitaCommercial Trust	102,810	120
Keppel Land Ltd.	35,600	113
UOL Group Ltd.	22,000	94
Yangzijiang Shipbuilding Holdings Ltd.	69,036	83
Singapore Post Ltd.	86,625	79
CapitaMalls Asia Ltd.	64,000	76
StarHub Ltd.	21,000	49
Cosco Corp. Singapore Ltd.	32,000	47
Neptune Orient Lines Ltd.	36,500	44
SMRT Corp. Ltd.	27,000	41
SIA Engineering Co. Ltd.	11,000	37
Wing Tai Holdings Ltd.	27,000	33
Yanlord Land Group Ltd.	26,000	27
* Indofood Agri Resources Ltd.	18,000	25
GuocoLand Ltd.	7,999	14
Hotel Properties Ltd.	6,000	12
Wheelock Properties Singapore Ltd.	7,000	11
STATS ChipPAC Ltd.	15,000	8
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	18,588	3
		11,501

South Africa (1.2%)
MTN Group Ltd.	95,018	2,056
Sasol Ltd.	31,968	1,604
Standard Bank Group Ltd.	79,398	1,155
Naspers Ltd.	20,368	1,090
Impala Platinum Holdings Ltd.	31,767	811
AngloGold Ashanti Ltd.	19,157	803
FirstRand Ltd.	219,675	633
Gold Fields Ltd.	37,496	582
Shoprite Holdings Ltd.	33,162	515
Sanlam Ltd.	110,999	448
Remgro Ltd.	25,822	428
Kumba Iron Ore Ltd.	5,562	423
Bidvest Group Ltd.	16,692	392
ABSA Group Ltd.	17,742	349
Anglo American Platinum Ltd.	3,894	333
Harmony Gold Mining Co. Ltd.	23,459	318
Vodacom Group Ltd.	22,524	287
Nedbank Group Ltd.	12,778	268
Steinhoff International Holdings Ltd.	72,999	255
Truworths International Ltd.	22,705	246
Growthpoint Properties Ltd.	82,596	227
Tiger Brands Ltd.	7,036	214
African Bank Investments Ltd.	39,732	200
Aspen Pharmacare Holdings Ltd.	15,988	199
Woolworths Holdings Ltd.	42,011	198
RMB Holdings Ltd.	52,311	197
Imperial Holdings Ltd.	10,390	179
MMI Holdings Ltd.	69,355	176
Foschini Group Ltd.	12,603	166
Netcare Ltd.	71,041	154
Exxaro Resources Ltd.	5,423	146
ArcelorMittal South Africa Ltd.	14,158	146
Aveng Ltd.	26,143	140
Mr Price Group Ltd.	12,558	138
Spar Group Ltd.	8,795	121
African Rainbow Minerals Ltd.	4,170	118
Barloworld Ltd.	11,941	115
Pretoria Portland Cement Co. Ltd.	28,961	112
Investec Ltd.	13,480	109
* Sappi Ltd.	23,453	107
Murray & Roberts Holdings Ltd.	23,111	106
Nampak Ltd.	29,619	98
Massmart Holdings Ltd.	4,260	92
Northam Platinum Ltd.	16,296	90
Capital Property Fund	70,278	90
Telkom SA Ltd.	16,822	90
Life Healthcare Group Holdings Ltd.	34,184	89
AVI Ltd.	17,248	83
Clicks Group Ltd.	13,702	82
Liberty Holdings Ltd.	7,250	81
Medi-Clinic Corp. Ltd.	16,738	79
Reunert Ltd.	8,701	77
Discovery Holdings Ltd.	12,990	76
Aeci Ltd.	5,872	70
Adcock Ingram Holdings Ltd.	7,708	70
Tongaat Hulett Ltd.	4,835	68
Sun International Ltd.	4,518	63

Mondi Ltd.	7,367	58
Pick n Pay Stores Ltd.	9,221	57
Lewis Group Ltd.	3,986	50
Capitec Bank Holdings Ltd.	1,654	45
Fountainhead Property Trust	43,861	42
JD Group Ltd.	6,633	42
Santam Ltd.	2,088	41
JSE Ltd.	3,892	38
Illovo Sugar Ltd.	8,512	33
Wilson Bayly Holmes-Ovcon Ltd.	2,031	33
African Oxygen Ltd.	10,321	33
Grindrod Ltd.	13,901	29
* Royal Bafokeng Platinum Ltd.	2,162	19
* Mpact Ltd.	7,367	15
Pick'n Pay Holdings Ltd.	3,111	8
Allied Technologies Ltd.	878	8
		18,113
South Korea (2.3%)
1 Samsung Electronics Co. Ltd. GDR	14,572	5,763
POSCO ADR	18,028	1,979
Hyundai Motor Co.	8,291	1,846
Hyundai Mobis	3,676	1,323
Shinhan Financial Group Co. Ltd. ADR	12,909	1,240
LG Chem Ltd.	2,510	1,119
Hyundai Heavy Industries Co. Ltd.	2,876	1,112
Kia Motors Corp.	15,100	1,107
KB Financial Group Inc. ADR	20,125	998
SK Innovation Co. Ltd.	3,426	706
Samsung C&T Corp.	7,680	611
S-Oil Corp.	4,172	590
Samsung Fire & Marine Insurance Co. Ltd.	2,341	530
Hynix Semiconductor Inc.	21,850	504
Samsung Engineering Co. Ltd.	1,976	487
Hana Financial Group Inc.	12,150	477
* NHN Corp.	2,364	471
Samsung Heavy Industries Co. Ltd.	11,410	464
OCI Co. Ltd.	1,142	440
LG Electronics Inc.	5,360	408
SK Telecom Co. Ltd. ADR	23,252	370
SK Holdings Co. Ltd.	2,004	345
Hyundai Engineering & Construction Co. Ltd.	4,199	344
LG Display Co. Ltd.	13,260	341
Honam Petrochemical Corp.	811	332
LG Corp.	4,303	322
* Korea Electric Power Corp.	12,940	314
Korea Zinc Co. Ltd.	719	298
Cheil Industries Inc.	2,571	294
Samsung SDI Co. Ltd.	1,754	283
LG Household & Health Care Ltd.	607	275
Samsung Life Insurance Co. Ltd.	2,860	271
Woori Finance Holdings Co. Ltd.	20,480	270
* E-Mart Co. Ltd.	1,033	269
Hyundai Steel Co.	2,044	252
Samsung Securities Co. Ltd.	3,303	249
Amorepacific Corp.	217	247
KT Corp. ADR	12,380	245
Samsung Electro-Mechanics Co. Ltd.	2,915	240

	NCSoft Corp.	779	240
	Kangwon Land Inc.	8,250	235
	Hankook Tire Co. Ltd.	5,640	229
	KT&G Corp.	3,566	222
	GS Engineering & Construction Corp.	1,852	209
	Daelim Industrial Co. Ltd.	1,733	207
	Celltrion Inc.	4,298	196
	Hyundai Department Store Co. Ltd.	1,104	193
	Samsung Techwin Co. Ltd.	2,625	192
	GS Holdings	2,210	189
	Lotte Shopping Co. Ltd.	432	186
	Hanwha Corp.	3,610	177
	Doosan Corp.	1,259	176
	Dongbu Insurance Co. Ltd.	3,520	175
	LS Corp.	1,593	165
	Hyosung Corp.	1,749	155
	Woongjin Coway Co. Ltd.	4,010	155
	Hanwha Chem Corp.	3,460	153
	Doosan Heavy Industries and Construction Co. Ltd.	2,251	144
	Industrial Bank of Korea	8,280	142
	CJ CheilJedang Corp.	481	140
*	BS Financial Group Inc.	8,980	138
	SK C&C Co. Ltd.	1,040	138
	Daewoo Securities Co. Ltd.	7,340	129
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,630	129
	Shinsegae Co. Ltd.	381	118
	Korean Air Lines Co. Ltd.	1,778	113
*,^ Doosan Infracore Co. Ltd.		4,540	113
*	DGB Financial Group Inc.	7,040	111
	Korea Investment Holdings Co. Ltd.	2,800	111
	Samsung Card Co.	1,892	108
	Hyundai Securities Co.	8,830	107
	Hyundai Mipo Dockyard	669	106
	Hyundai Development Co.	3,350	105
	SKC Co. Ltd.	1,560	103
	Korea Life Insurance Co. Ltd.	14,380	102
	Korea Exchange Bank	11,150	99
	Hyundai Merchant Marine Co. Ltd.	3,431	97
^	Daewoo International Corp.	2,399	91
	AMOREPACIFIC Group	409	90
	KCC Corp.	267	89
	Yuhan Corp.	622	86
	Lotte Confectionery Co. Ltd.	49	84
	S1 Corp.	1,520	81
	Daum Communications Corp.	630	79
	Cheil Worldwide Inc.	4,925	78
	Dongkuk Steel Mill Co. Ltd.	2,050	77
	Woori Investment & Securities Co. Ltd.	4,160	74
	Samsung Electronics Co. Ltd.	93	74
	Samsung Fine Chemicals Co. Ltd.	1,100	73
	LG Uplus Corp.	13,460	68
	STX Offshore & Shipbuilding Co. Ltd.	2,900	67
	Hyundai Glovis Co. Ltd.	355	65
	NongShim Co. Ltd.	261	63
*	Daewoo Engineering & Construction Co. Ltd.	5,350	63
	Lotte Chilsung Beverage Co. Ltd.	42	58
	Hanjin Shipping Co. Ltd.	2,662	53
	Halla Climate Control Corp.	2,180	53

STX Corp. Co. Ltd.	2,605	51
CJ Corp.	601	48
Korea Gas Corp.	1,400	47
* Korea Express Co. Ltd.	489	47
SK Networks Co. Ltd.	3,440	42
Hyundai Hysco	910	42
* Hanjin Heavy Industries & Construction Co. Ltd.	1,434	42
Hite Brewery Co. Ltd.	298	31
Hanjin Shipping Holdings Co. Ltd.	2,495	30
Daishin Securities Co. Ltd.	2,300	30
STX Pan Ocean Co. Ltd.	3,610	27
Lotte Midopa Co. Ltd.	1,020	25
Mirae Asset Securities Co. Ltd.	511	24
KEPCO Engineering & Construction Co. Inc.	318	23
LG Hausys Ltd.	125	10
Daishin Securities Co. Ltd. Prior Pfd.	950	8
KT Corp.	119	4
		35,540
Spain (1.4%)
Telefonica SA	231,698	5,164
Banco Santander SA	425,458	4,478
Banco Bilbao Vizcaya Argentaria SA	229,292	2,402
Repsol YPF SA	61,344	1,935
Iberdrola SA	227,437	1,848
Inditex SA	12,604	1,140
ACS Actividades de Construccion y Servicios SA	11,660	493
Gas Natural SDG SA	18,608	374
Ferrovial SA	27,950	356
Abertis Infraestructuras SA	18,596	342
CaixaBank	50,516	292
^ Banco Popular Espanol SA	55,343	286
^ Banco de Sabadell SA	72,874	272
* Grifols SA	11,187	245
Acerinox SA	12,858	212
Enagas SA	9,208	210
* International Consolidated Airlines Group SA	44,159	172
Mapfre SA	45,955	163
Indra Sistemas SA	7,481	148
* Distribuidora Internacional de Alimentacion SA	33,564	142
Acciona SA	1,341	139
Red Electrica Corp. SA	2,458	134
Gamesa Corp. Tecnologica SA	15,241	111
Endesa SA	3,728	109
Zardoya Otis SA	7,044	102
Bankinter SA	15,164	94
Corp Financiera Alba	1,675	89
Mediaset Espana Comunicacion SA	8,777	82
Fomento de Construcciones y Contratas SA	2,553	70
Banco Espanol de Credito SA	4,893	37
* Banco de Valencia SA	8,390	16
Banco Santander SA ADR	431	4
		21,661
Sweden (1.2%)
Telefonaktiebolaget LM Ericsson Class B	151,963	1,909
Nordea Bank AB	151,401	1,610
Volvo AB Class B	73,081	1,178
Hennes & Mauritz AB Class B	28,867	985

Sandvik AB	60,785	969
Svenska Handelsbanken AB Class A	30,462	959
Swedbank AB Class A	47,051	824
TeliaSonera AB	106,969	818
Skandinaviska Enskilda Banken AB Class A	107,214	816
Atlas Copco AB Class A	31,104	734
Volvo AB Class A	38,612	622
SKF AB	20,253	533
Investor AB Class B	22,133	481
Svenska Cellulosa AB Class B	30,425	443
Assa Abloy AB Class B	17,132	440
Tele2 AB	20,303	432
Scania AB Class B	21,132	411
Atlas Copco AB Class B	19,280	405
Swedish Match AB	10,346	385
Alfa Laval AB	15,972	333
Skanska AB Class B	19,565	318
Getinge AB	11,221	303
Electrolux AB Class B	14,793	279
Boliden AB	15,370	266
Kinnevik Investment AB Class B	10,489	242
SSAB AB Class A	15,500	208
Ratos AB	10,974	199
Industrivarden AB Class A	12,328	193
Modern Times Group AB Class B	2,785	189
Husqvarna AB	32,695	189
Industrivarden AB	11,190	167
Securitas AB Class B	16,049	163
Holmen AB	3,229	94
SSAB AB Class B	2,200	26
Scania AB Class A	919	18
* CDON Group AB	2,124	14
		18,155
Switzerland (3.1%)
Nestle SA	174,841	11,138
Novartis AG	114,471	7,017
Roche Holding AG	35,453	6,362
* UBS AG	191,476	3,161
ABB Ltd.	117,485	2,814
Credit Suisse Group AG	60,984	2,193
Zurich Financial Services AG	7,495	1,782
Cie Financiere Richemont SA	26,373	1,703
Syngenta AG	4,762	1,516
Swiss Re Ltd.	18,851	1,061
Swatch Group AG (Bearer)	1,608	872
Holcim Ltd.	12,362	848
Novartis AG ADR	11,340	694
SGS SA	290	563
Givaudan SA	456	499
Geberit AG	2,106	497
Swisscom AG	1,024	493
Julius Baer Group Ltd.	10,327	439
1 Synthes Inc.	2,345	422
Adecco SA	7,013	421
Kuehne & Nagel International AG	2,983	417
Lindt & Spruengli AG	7	267
Actelion Ltd.	5,024	255

Baloise Holding AG	2,470	246
Swiss Life Holding AG	1,585	235
Sonova Holding AG	2,435	230
Lonza Group AG	2,682	229
Swatch Group AG (Registered)	2,372	221
Schindler Holding AG (Registered)	1,490	174
Pargesa Holding SA	1,930	171
GAM Holding AG	10,209	158
Lindt & Spruengli AG	47	153
Sika AG	60	140
Nobel Biocare Holding AG	6,490	124
Transocean Ltd.	1,934	118
Schindler Holding AG (Bearer)	949	112
Straumann Holding AG	358	82
BKW FMB Energie AG	807	50
EFG International AG	1,588	18
		47,895
Taiwan (1.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	263,407	3,256
Hon Hai Precision Industry Co. Ltd.	536,671	1,530
HTC Corp.	43,491	1,294
Formosa Plastics Corp.	309,840	1,167
Nan Ya Plastics Corp.	397,330	1,099
Chunghwa Telecom Co. Ltd. ADR	22,968	798
Formosa Chemicals & Fibre Corp.	211,130	765
Cathay Financial Holding Co. Ltd.	386,804	580
China Steel Corp.	526,366	549
Fubon Financial Holding Co. Ltd.	315,738	515
MediaTek Inc.	54,118	485
Chinatrust Financial Holding Co. Ltd.	493,457	446
Mega Financial Holding Co. Ltd.	415,000	400
Formosa Petrochemical Corp.	95,140	358
Uni-President Enterprises Corp.	216,174	355
Quanta Computer Inc.	143,450	353
Delta Electronics Inc.	89,641	317
Taiwan Cement Corp.	188,210	298
Far Eastern New Century Corp.	185,091	297
* Yuanta Financial Holding Co. Ltd.	413,000	295
Asustek Computer Inc.	36,169	291
Compal Electronics Inc.	224,323	291
AU Optronics Corp. ADR	50,568	279
Advanced Semiconductor Engineering Inc. ADR	51,357	273
Taiwan Mobile Co. Ltd.	92,000	253
Foxconn Technology Co. Ltd.	54,212	250
President Chain Store Corp.	38,952	249
United Microelectronics Corp. ADR	104,535	240
Cheng Shin Rubber Industry Co. Ltd.	79,125	237
First Financial Holding Co. Ltd.	267,313	222
China Development Financial Holding Corp.	573,100	220
Catcher Technology Co. Ltd.	24,310	212
Synnex Technology International Corp.	79,189	203
* Chimei Innolux Corp.	369,294	198
Hua Nan Financial Holdings Co. Ltd.	250,486	197
Acer Inc.	134,583	187
Asia Cement Corp.	120,177	186
Taiwan Cooperative Bank	223,190	183
Largan Precision Co. Ltd.	5,020	169

Yulon Motor Co. Ltd.	61,000	160
Chang Hwa Commercial Bank	196,200	155
Taishin Financial Holding Co. Ltd.	290,478	155
Wistron Corp.	91,494	154
SinoPac Financial Holdings Co. Ltd.	353,000	153
Lite-On Technology Corp.	114,671	150
Unimicron Technology Corp.	80,000	142
Taiwan Fertilizer Co. Ltd.	39,000	139
MStar Semiconductor Inc.	27,522	137
Far EasTone Telecommunications Co. Ltd.	79,000	131
Pou Chen Corp.	140,524	126
Taiwan Glass Industrial Corp.	79,765	124
Siliconware Precision Industries Co. ADR	24,900	123
* Shin Kong Financial Holding Co. Ltd.	283,339	122
Epistar Corp.	43,000	101
* Pegatron Corp.	84,954	98
E.Sun Financial Holding Co. Ltd.	136,172	94
Macronix International	176,721	88
Advantech Co. Ltd.	24,216	82
KGI Securities Co. Ltd.	134,000	76
Inventec Co. Ltd.	149,850	74
Polaris Securities Co. Ltd.	97,000	73
* Walsin Lihwa Corp.	151,000	72
Formosa Taffeta Co. Ltd.	60,000	68
* Eva Airways Corp.	75,749	68
Novatek Microelectronics Corp.	23,025	64
Chicony Electronics Co. Ltd.	32,145	62
Capital Securities Corp.	120,208	60
Cheng Uei Precision Industry Co. Ltd.	19,151	58
Feng Hsin Iron & Steel Co.	31,000	57
United Microelectronics Corp.	119,180	54
Nan Ya Printed Circuit Board Corp.	15,614	52
Advanced Semiconductor Engineering Inc.	48,522	52
Oriental Union Chemical Corp.	29,000	52
Teco Electric and Machinery Co. Ltd.	72,000	51
China Motor Corp.	44,000	51
China Airlines Ltd.	87,425	51
* Tatung Co. Ltd.	95,638	49
Giant Manufacturing Co. Ltd.	11,881	48
* Taiwan Business Bank	122,720	47
* Evergreen Marine Corp. Taiwan Ltd.	66,000	45
Ton Yi Industrial Corp.	68,250	45
Yuen Foong Yu Paper Manufacturing Co. Ltd.	84,460	42
Far Eastern International Bank	80,787	40
Eternal Chemical Co. Ltd.	37,385	40
Cathay Real Estate Development Co. Ltd.	73,000	39
Yageo Corp.	93,000	38
President Securities Corp.	51,600	37
* Yang Ming Marine Transport Corp.	58,000	37
* Wan Hai Lines Ltd.	52,000	37
* Winbond Electronics Corp.	136,000	36
Waterland Financial Holdings Co. Ltd.	80,080	36
Taiwan Secom Co. Ltd.	18,000	33
Coretronic Corp.	27,000	32
* Ritek Corp.	126,039	31
Realtek Semiconductor Corp.	16,210	30
Mitac International Corp.	74,000	29
D-Link Corp.	31,980	28

U-Ming Marine Transport Corp.	16,000	28
Transcend Information Inc.	10,148	27
* Nanya Technology Corp.	112,083	26
* HannStar Display Corp.	206,749	26
* CMC Magnetics Corp.	129,000	26
* Powerchip Technology Corp.	182,900	24
Qisda Corp.	66,300	22
Siliconware Precision Industries Co.	21,030	21
* Inotera Memories Inc.	71,109	19
* Chunghwa Picture Tubes	140,688	17
LITE-ON IT Corp.	12,120	15
Compal Communications Inc.	9,000	11
Vanguard International Semiconductor Corp.	22,000	11
Faraday Technology Corp.	6,029	8
* Tatung Co. Ltd. GDR	621	7
Micro-Star International Co. Ltd.	10,499	5
* First Financial Holding Co. Ltd. Rights Exp. 09/09/2011	23,361	3
		24,121
Thailand (0.2%)
PTT PCL (Foreign)	30,300	351
Kasikornbank PCL (Foreign)	57,600	273
PTT Exploration & Production PCL (Foreign)	42,000	258
Advanced Info Service PCL (Foreign)	59,100	229
Siam Commercial Bank PCL (Foreign)	53,000	224
Bank of Ayudhya PCL(Local)	208,000	195
Siam Cement PCL (Foreign)	10,600	156
* PTT Exploration and Production PCL (Local)	23,200	143
PTT PCL	12,000	139
Banpu PCL	5,600	137
Charoen Pokphand Foods PCL (Foreign)	124,300	132
Bangkok Bank PCL (Foreign)	21,698	128
Electricity Generating PCL (Foreign)	35,500	112
CP ALL PCL (Foreign)	66,500	110
Indorama Ventures PCL	70,800	104
Siam Commercial Bank PCL (Local)	22,800	96
PTT Aromatics & Refining PCL (Foreign)	65,200	93
PTT Chemical PCL (Foreign)	13,200	72
CP ALL PCL (Local)	43,200	72
Krung Thai Bank PCL	98,200	68
Thai Oil PCL (Foreign)	25,800	66
IRPC PCL (Foreign)	329,400	63
BEC World PCL (Foreign)	43,200	59
Total Access Communication PCL (Local)	17,600	40
Land and Houses PCL (Foreign)	162,900	38
TMB Bank PCL	490,800	33
Central Pattana PCL	26,600	33
Krung Thai Bank PCL (Foreign)	45,700	32
Total Access Communication PCL (Foreign)	13,700	31
Siam City Cement PCL (Foreign)	3,800	30
* PTT Chemical PCL	5,400	29
Charoen Pokphand Foods PCL	27,200	29
Ratchaburi Electricity Generating Holding PCL (Local)	18,800	27
Thai Airways International PCL (Foreign)	28,374	27
Thai Union Frozen Products PCL	13,800	26
IRPC PCL	129,200	25
Thai Oil PCL	9,300	24
Siam Makro PCL (Foreign)	2,600	20

TMB Bank PCL	294,100	20
Thai Union Frozen Products PCL (Foreign)	9,450	18
Siam City Cement PCL (Local)	2,100	16
Airports of Thailand PCL (Foreign)	9,600	15
Central Pattana PCL	12,200	15
Delta Electronics Thai PCL (Foreign)	14,200	13
Ratchaburi Electricity Generating Holding PCL (Foreign)	4,100	6
		3,827
Turkey (0.2%)
Turkiye Garanti Bankasi AS	63,566	279
Akbank TAS	55,085	239
Eregli Demir ve Celik Fabrikalari TAS	79,483	187
KOC Holding AS	44,235	185
Turkiye Is Bankasi	61,960	177
Anadolu Efes Biracilik Ve Malt Sanayii AS	12,425	164
Turkiye Halk Bankasi AS	18,528	129
BIM Birlesik Magazalar AS	3,484	119
Turk Telekomunikasyon AS	26,366	112
Tupras Turkiye Petrol Rafinerileri AS	4,598	112
* Dogan Sirketler Grubu Holdings	214,686	110
* Yapi ve Kredi Bankasi AS	43,504	103
Turkiye Vakiflar Bankasi Tao	38,230	80
Haci Omer Sabanci Holding AS (Bearer)	20,333	79
* Turk Hava Yollari	42,344	79
* Turkcell Iletisim Hizmetleri AS	14,413	74
* Asya Katilim Bankasi AS	47,095	66
Coca-Cola Icecek AS	3,689	53
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	32,799	50
Enka Insaat ve Sanayi AS	18,081	49
Turkiye Sise ve Cam Fabrikalari AS	17,055	37
Arcelik AS	6,925	31
Tofas Turk Otomobil Fabrikasi AS	6,560	27
Ford Otomotiv Sanayi AS	1,724	14
Turk Ekonomi Bankasi AS	10,605	12
		2,567
United Kingdom (8.1%)
HSBC Holdings plc	899,043	8,765
Vodafone Group plc	2,587,213	7,256
BP plc	950,785	7,166
Royal Dutch Shell plc Class A	181,405	6,645
GlaxoSmithKline plc	261,740	5,836
Rio Tinto plc	75,723	5,345
Royal Dutch Shell plc Class B	137,090	5,020
British American Tobacco plc	100,744	4,651
BHP Billiton plc	107,905	4,031
BG Group plc	170,008	4,008
AstraZeneca plc	70,337	3,418
Anglo American plc	66,906	3,167
Standard Chartered plc	120,149	3,061
Diageo plc	127,118	2,586
Tesco plc	401,258	2,520
Xstrata plc	112,197	2,367
Barclays plc	617,462	2,241
SABMiller plc	59,696	2,230
Unilever plc	65,769	2,099
Reckitt Benckiser Group plc	36,333	2,056
Imperial Tobacco Group plc	50,976	1,765

National Grid plc	177,014	1,732
Prudential plc	126,690	1,427
* Lloyds Banking Group plc	2,014,253	1,423
Centrica plc	259,043	1,300
BT Group plc	388,797	1,279
Rolls-Royce Holdings plc	94,776	1,012
Scottish & Southern Energy plc	46,807	1,003
Shire plc	28,382	985
Aviva plc	144,091	938
Tullow Oil plc	45,013	904
Compass Group plc	95,512	898
BAE Systems plc	169,630	845
Pearson plc	41,531	797
British Sky Broadcasting Group plc	67,059	784
WPP plc	64,360	729
Experian plc	51,312	675
WM Morrison Supermarkets plc	133,977	638
ARM Holdings plc	66,439	633
Reed Elsevier plc	66,114	599
Old Mutual plc	278,339	578
Land Securities Group plc	38,470	538
Legal & General Group plc	289,600	531
Burberry Group plc	21,373	522
* Royal Bank of Scotland Group plc	884,931	513
Kingfisher plc	117,612	486
Smith & Nephew plc	45,226	476
J Sainsbury plc	94,764	472
Marks & Spencer Group plc	81,165	460
Antofagasta plc	19,828	455
* Cairn Energy plc	74,677	451
British Land Co. plc	45,298	433
Randgold Resources Ltd.	4,614	419
Aggreko plc	13,152	417
Wolseley plc	13,948	414
International Power plc	76,918	385
Standard Life plc	115,018	373
RSA Insurance Group plc	172,409	371
Carnival plc	10,607	366
Johnson Matthey plc	10,804	360
Smiths Group plc	19,370	360
Fresnillo plc	12,514	359
Capita Group plc	30,465	358
Associated British Foods plc	19,880	349
Man Group plc	93,575	341
* Autonomy Corp. plc	12,278	338
Resolution Ltd.	74,219	336
Next plc	8,578	333
United Utilities Group plc	34,155	329
* Glencore International plc	41,044	320
G4S plc	69,575	313
Intercontinental Hotels Group plc	15,038	297
AMEC plc	17,155	296
Petrofac Ltd.	12,790	293
Sage Group plc	64,654	290
Severn Trent plc	12,225	286
Hammerson plc	37,123	283
Rexam plc	43,664	265
Kazakhmys plc	11,668	256

Admiral Group plc	9,941	252
Eurasian Natural Resources Corp. plc	19,087	241
Tate & Lyle plc	23,926	238
* ITV plc	205,383	235
ICAP plc	31,829	233
Schroders plc	8,649	230
Whitbread plc	9,006	230
Lonmin plc	10,947	227
Bunzl plc	17,400	220
3i Group plc	48,176	212
Serco Group plc	23,630	209
Invensys plc	40,400	204
Inmarsat plc	22,380	198
Cobham plc	57,977	193
Capital Shopping Centres Group plc	30,918	189
Vedanta Resources plc	6,468	187
Segro plc	36,409	180
Aegis Group plc	67,222	171
Logica plc	80,366	153
Drax Group plc	17,202	151
* Rentokil Initial plc	96,794	145
William Hill plc	31,883	121
Provident Financial plc	6,288	115
Ladbrokes plc	45,533	110
United Business Media Ltd.	12,139	108
Cable & Wireless Worldwide plc	149,077	102
Daily Mail & General Trust plc	14,656	98
Hays plc	61,994	91
Home Retail Group plc	39,287	87
TUI Travel plc	25,322	81
Schroders plc	3,354	74
Cable & Wireless Communications plc	121,113	73
TalkTalk Telecom Group plc	29,073	68
Thomas Cook Group plc	38,561	41
African Barrick Gold Ltd.	4,409	38
		125,361
United States (41.5%)
Consumer Discretionary (4.7%)
McDonald's Corp.	53,208	4,601
* Amazon.com Inc.	17,129	3,812
Walt Disney Co.	96,397	3,723
Home Depot Inc.	81,271	2,839
Comcast Corp. Class A	106,463	2,557
* Ford Motor Co.	190,496	2,326
* DIRECTV Class A	38,934	1,973
Time Warner Inc.	55,734	1,960
Target Corp.	35,145	1,810
Starbucks Corp.	37,505	1,504
News Corp. Class A	92,696	1,485
Lowe's Cos. Inc.	66,405	1,433
* priceline.com Inc.	2,505	1,347
NIKE Inc. Class B	14,538	1,311
Viacom Inc. Class B	26,958	1,305
Johnson Controls Inc.	34,798	1,286
Yum! Brands Inc.	23,983	1,267
Time Warner Cable Inc.	16,975	1,244
TJX Cos. Inc.	19,522	1,080

Coach Inc.	14,906	962
* General Motors Co.	32,031	887
* Las Vegas Sands Corp.	18,500	873
CBS Corp. Class B	31,702	868
Comcast Corp.	34,498	805
Kohl's Corp.	14,709	805
Carnival Corp.	23,178	772
Wynn Resorts Ltd.	4,939	759
* Bed Bath & Beyond Inc.	12,742	745
Omnicom Group Inc.	15,415	723
* Netflix Inc.	2,707	720
VF Corp.	5,753	672
McGraw-Hill Cos. Inc.	15,858	660
Macy's Inc.	21,438	619
Marriott International Inc. Class A	18,520	602
Limited Brands Inc.	15,865	601
Staples Inc.	35,453	569
Nordstrom Inc.	11,225	563
Starwood Hotels & Resorts Worldwide Inc.	10,090	555
Best Buy Co. Inc.	19,605	541
* AutoZone Inc.	1,865	532
Harley-Davidson Inc.	12,208	530
Tiffany & Co.	6,597	525
* Chipotle Mexican Grill Inc. Class A	1,614	524
News Corp. Class B	30,160	498
Fortune Brands Inc.	8,117	489
Mattel Inc.	17,827	475
* Liberty Media Corp. - Interactive	28,868	474
* BorgWarner Inc.	5,912	471
Ross Stores Inc.	5,810	440
* Apollo Group Inc. Class A	8,488	431
Polo Ralph Lauren Corp. Class A	3,149	425
Gap Inc.	21,803	421
Virgin Media Inc.	15,675	415
Genuine Parts Co.	7,787	414
* Sirius XM Radio Inc.	193,968	409
* O'Reilly Automotive Inc.	6,812	405
* Dollar Tree Inc.	6,041	400
Expedia Inc.	12,537	397
* CarMax Inc.	11,248	360
JC Penney Co. Inc.	11,258	346
Darden Restaurants Inc.	6,741	342
Family Dollar Stores Inc.	6,043	321
PetSmart Inc.	7,378	317
Abercrombie & Fitch Co.	4,340	317
Interpublic Group of Cos. Inc.	31,558	310
* DISH Network Corp. Class A	10,110	300
Autoliv Inc.	4,498	298
Wyndham Worldwide Corp.	8,398	290
Cablevision Systems Corp. Class A	11,540	281
International Game Technology	14,817	275
Garmin Ltd.	8,429	275
* MGM Resorts International	18,102	274
* Discovery Communications Inc. Class A	6,839	272
Hasbro Inc.	6,729	266
Whirlpool Corp.	3,755	260
* Discovery Communications Inc.	7,168	258
* Liberty Global Inc. Class A	6,162	258

*	Royal Caribbean Cruises Ltd.	8,007	245
	Scripps Networks Interactive Inc. Class A	5,165	239
	Newell Rubbermaid Inc.	14,655	227
*	Liberty Global Inc.	5,654	226
	H&R Block Inc.	15,075	226
*	AutoNation Inc.	5,766	217
*	AMC Networks Inc. Class A	5,734	213
*,^ Sears Holdings Corp.		3,036	211
	DR Horton Inc.	17,200	204
	Foot Locker Inc.	9,362	203
*	Urban Outfitters Inc.	6,247	203
	Gentex Corp.	7,039	199
*	NVR Inc.	291	198
*	Liberty Media Corp. - Starz	2,482	191
	Leggett & Platt Inc.	8,465	184
*	Mohawk Industries Inc.	3,380	176
*	GameStop Corp. Class A	7,216	170
*	Dollar General Corp.	5,000	157
	Gannett Co. Inc.	12,077	154
	Harman International Industries Inc.	3,612	150
	Lennar Corp. Class A	8,187	145
*	Pulte Group Inc.	20,196	139
	Weight Watchers International Inc.	1,711	132
	American Eagle Outfitters Inc.	9,143	120
*	Toll Brothers Inc.	5,772	115
	Wendy's Co.	20,828	110
*	Lamar Advertising Co. Class A	3,627	92
	RadioShack Corp.	4,386	61
	Washington Post Co. Class B	96	39
			72,405
Consumer Staples (4.3%)
	Procter & Gamble Co.	142,757	8,778
	Coca-Cola Co.	116,750	7,940
	Wal-Mart Stores Inc.	133,347	7,029
	Philip Morris International Inc.	90,698	6,455
	PepsiCo Inc.	81,137	5,196
	Kraft Foods Inc.	89,084	3,063
	Altria Group Inc.	106,106	2,791
	CVS Caremark Corp.	69,404	2,523
	Colgate-Palmolive Co.	24,970	2,107
	Walgreen Co.	46,688	1,823
	Costco Wholesale Corp.	22,303	1,745
	Kimberly-Clark Corp.	19,811	1,295
	General Mills Inc.	32,309	1,207
	Archer-Daniels-Midland Co.	33,013	1,003
	Sysco Corp.	29,592	905
	HJ Heinz Co.	16,311	859
	Reynolds American Inc.	22,257	783
	Lorillard Inc.	7,337	779
	Kroger Co.	31,268	778
	Kellogg Co.	13,894	775
	Mead Johnson Nutrition Co.	10,452	746
	Estee Lauder Cos. Inc. Class A	6,225	653
	Sara Lee Corp.	33,121	633
	Whole Foods Market Inc.	9,053	604
	Avon Products Inc.	22,316	585
	ConAgra Foods Inc.	22,503	576

Bunge Ltd.	7,592	522
Clorox Co.	6,588	472
Hershey Co.	8,146	460
Coca-Cola Enterprises Inc.	16,201	455
JM Smucker Co.	5,731	446
Dr Pepper Snapple Group Inc.	10,937	413
Molson Coors Brewing Co. Class B	9,003	405
Campbell Soup Co.	11,866	392
Safeway Inc.	18,792	379
Brown-Forman Corp. Class B	4,469	329
McCormick & Co. Inc.	6,042	294
Hormel Foods Corp.	9,875	286
* Energizer Holdings Inc.	3,460	279
Tyson Foods Inc. Class A	15,198	267
* Constellation Brands Inc. Class A	9,447	193
* Smithfield Foods Inc.	8,403	185
SUPERVALU Inc.	19,059	164
		67,572
Energy (5.3%)
Exxon Mobil Corp.	252,599	20,155
Chevron Corp.	102,237	10,635
Schlumberger Ltd.	69,584	6,288
ConocoPhillips	72,088	5,190
Occidental Petroleum Corp.	41,303	4,055
Halliburton Co.	46,665	2,554
Apache Corp.	19,506	2,413
Anadarko Petroleum Corp.	25,275	2,087
National Oilwell Varco Inc.	21,577	1,738
Devon Energy Corp.	21,810	1,716
Baker Hughes Inc.	21,985	1,701
EOG Resources Inc.	13,589	1,386
Hess Corp.	17,311	1,187
Chesapeake Energy Corp.	33,740	1,159
Marathon Oil Corp.	36,207	1,121
Williams Cos. Inc.	29,403	932
Noble Energy Inc.	8,885	886
Spectra Energy Corp.	32,700	884
Transocean Ltd.	14,067	866
* Weatherford International Ltd.	38,003	833
El Paso Corp.	39,217	806
* Southwestern Energy Co.	17,652	787
* Marathon Petroleum Corp.	17,801	780
Peabody Energy Corp.	13,542	778
Valero Energy Corp.	28,551	717
* Cameron International Corp.	12,529	701
Consol Energy Inc.	12,145	651
Murphy Oil Corp.	9,895	635
* Petrohawk Energy Corp.	15,516	593
* FMC Technologies Inc.	12,658	577
Pioneer Natural Resources Co.	6,037	561
Range Resources Corp.	8,246	537
* Concho Resources Inc.	5,290	495
* Alpha Natural Resources Inc.	11,190	478
EQT Corp.	7,368	468
Noble Corp.	12,464	460
* Newfield Exploration Co.	6,601	445
* Ultra Petroleum Corp.	8,328	390

QEP Resources Inc.	8,699	381
* Denbury Resources Inc.	19,726	381
Cimarex Energy Co.	4,241	374
* Nabors Industries Ltd.	14,060	371
* Kinder Morgan Management LLC	4,702	288
* Plains Exploration & Production Co.	6,966	272
* Rowan Cos. Inc.	6,488	254
* McDermott International Inc.	12,405	250
Patterson-UTI Energy Inc.	7,659	249
Sunoco Inc.	6,064	246
Diamond Offshore Drilling Inc.	3,418	232
* Continental Resources Inc.	2,706	186
		82,129
Financials (6.3%)
JPMorgan Chase & Co.	199,366	8,064
Wells Fargo & Co.	269,741	7,537
Citigroup Inc.	147,795	5,666
Bank of America Corp.	514,336	4,994
* Berkshire Hathaway Inc. Class A	36	4,014
* Berkshire Hathaway Inc. Class B	54,111	4,013
Goldman Sachs Group Inc.	26,254	3,544
American Express Co.	61,263	3,066
US Bancorp	97,760	2,548
Simon Property Group Inc.	14,937	1,800
MetLife Inc.	40,359	1,663
Morgan Stanley	73,826	1,643
Bank of New York Mellon Corp.	63,262	1,589
Prudential Financial Inc.	24,845	1,458
PNC Financial Services Group Inc.	26,544	1,441
Travelers Cos. Inc.	21,295	1,174
ACE Ltd.	16,969	1,137
Capital One Financial Corp.	23,481	1,122
Aflac Inc.	24,206	1,115
State Street Corp.	25,787	1,069
Franklin Resources Inc.	8,413	1,068
CME Group Inc.	3,407	985
Chubb Corp.	14,861	929
Equity Residential	14,927	923
Charles Schwab Corp.	60,452	903
BB&T Corp.	34,918	897
BlackRock Inc.	4,996	892
Vornado Realty Trust	9,369	876
Loews Corp.	20,921	834
Marsh & McLennan Cos. Inc.	27,972	825
AON Corp.	16,967	816
Annaly Capital Management Inc.	47,989	805
Boston Properties Inc.	7,427	797
Public Storage	6,515	779
ProLogis Inc.	21,564	768
HCP Inc.	20,743	762
T Rowe Price Group Inc.	12,996	738
Allstate Corp.	26,418	732
Ventas Inc.	13,410	726
Discover Financial Services	27,251	698
Ameriprise Financial Inc.	12,390	670
Progressive Corp.	33,669	663
SunTrust Banks Inc.	26,926	659

American International Group Inc.	22,568	648
AvalonBay Communities Inc.	4,502	604
Fifth Third Bancorp	47,314	599
Host Hotels & Resorts Inc.	35,166	557
M&T Bank Corp.	6,420	554
Northern Trust Corp.	12,105	544
Weyerhaeuser Co.	26,779	535
Hartford Financial Services Group Inc.	22,348	523
Invesco Ltd.	23,010	510
Health Care REIT Inc.	8,733	461
Moody's Corp.	12,884	459
* IntercontinentalExchange Inc.	3,614	446
NYSE Euronext	13,072	437
Principal Financial Group Inc.	15,725	435
SLM Corp.	27,597	430
Lincoln National Corp.	15,488	410
* CIT Group Inc.	9,900	393
Regions Financial Corp.	64,529	393
Kimco Realty Corp.	20,051	382
KeyCorp	46,977	378
Unum Group	15,300	373
* CB Richard Ellis Group Inc. Class A	15,898	347
Willis Group Holdings plc	8,461	346
Macerich Co.	6,426	341
XL Group plc Class A	15,895	326
Leucadia National Corp.	9,223	311
Plum Creek Timber Co. Inc.	8,103	310
Digital Realty Trust Inc.	4,821	295
New York Community Bancorp Inc.	21,514	291
Comerica Inc.	8,897	285
Federal Realty Investment Trust	3,075	269
Commerce Bancshares Inc.	6,506	266
TD Ameritrade Holding Corp.	14,231	261
Huntington Bancshares Inc.	42,651	258
Torchmark Corp.	5,989	242
Weingarten Realty Investors	9,087	234
People's United Financial Inc.	18,324	232
Cincinnati Financial Corp.	8,423	230
Legg Mason Inc.	7,707	227
Everest Re Group Ltd.	2,739	225
Duke Realty Corp.	15,980	224
WR Berkley Corp.	7,176	221
PartnerRe Ltd.	3,279	219
Hudson City Bancorp Inc.	26,291	217
* Genworth Financial Inc. Class A	25,167	209
Regency Centers Corp.	4,656	209
Axis Capital Holdings Ltd.	6,394	204
RenaissanceRe Holdings Ltd.	2,897	202
Zions Bancorporation	9,082	199
* Markel Corp.	492	197
Liberty Property Trust	5,777	196
Hospitality Properties Trust	7,096	179
Assurant Inc.	4,838	172
Transatlantic Holdings Inc.	3,360	172
Brown & Brown Inc.	7,789	170
Old Republic International Corp.	15,821	165
Arthur J Gallagher & Co.	5,707	161
White Mountains Insurance Group Ltd.	369	156

City National Corp.	2,757	148
Erie Indemnity Co. Class A	1,995	147
SEI Investments Co.	7,317	145
* Popular Inc.	55,983	134
First Horizon National Corp.	14,376	129
* Forest City Enterprises Inc. Class A	6,727	121
Valley National Bancorp	8,080	106
Federated Investors Inc. Class B	4,579	98
Mercury General Corp.	2,453	91
* St. Joe Co.	4,579	81
Janus Capital Group Inc.	8,842	75
CNA Financial Corp.	1,216	34
		97,550
Health Care (4.7%)
Johnson & Johnson	140,057	9,074
Pfizer Inc.	402,952	7,753
Merck & Co. Inc.	156,751	5,350
Abbott Laboratories	78,696	4,039
UnitedHealth Group Inc.	55,255	2,742
* Amgen Inc.	47,554	2,601
Bristol-Myers Squibb Co.	87,295	2,502
Eli Lilly & Co.	58,636	2,246
Medtronic Inc.	54,772	1,974
* Gilead Sciences Inc.	40,265	1,706
Baxter International Inc.	29,207	1,699
* Express Scripts Inc.	26,552	1,441
* Celgene Corp.	23,683	1,404
Allergan Inc.	15,779	1,283
* Medco Health Solutions Inc.	20,353	1,280
Covidien plc	25,066	1,273
* Biogen Idec Inc.	12,368	1,260
WellPoint Inc.	18,540	1,252
* Thermo Fisher Scientific Inc.	19,336	1,162
McKesson Corp.	12,808	1,039
Becton Dickinson and Co.	11,092	927
* Intuitive Surgical Inc.	2,037	816
Stryker Corp.	14,921	811
Aetna Inc.	19,150	794
Cardinal Health Inc.	17,808	779
St. Jude Medical Inc.	16,575	771
* Agilent Technologies Inc.	17,645	744
CIGNA Corp.	14,419	718
Humana Inc.	8,769	654
* Zimmer Holdings Inc.	9,744	585
* Cerner Corp.	8,553	569
* Forest Laboratories Inc.	15,274	566
* Vertex Pharmaceuticals Inc.	10,699	555
* Boston Scientific Corp.	76,805	550
AmerisourceBergen Corp. Class A	14,188	544
* Alexion Pharmaceuticals Inc.	9,466	538
* Mylan Inc.	22,581	514
* Laboratory Corp. of America Holdings	4,950	449
* Hospira Inc.	8,289	424
Quest Diagnostics Inc.	7,774	420
CR Bard Inc.	4,232	418
Perrigo Co.	4,622	417
* Edwards Lifesciences Corp.	5,641	402

* Life Technologies Corp.	8,893	400
* Waters Corp.	4,512	397
* DaVita Inc.	4,737	396
* Illumina Inc.	6,141	383
* Varian Medical Systems Inc.	5,790	363
* Watson Pharmaceuticals Inc.	5,244	352
* Cephalon Inc.	3,860	309
* Henry Schein Inc.	4,559	303
* CareFusion Corp.	10,938	289
* Dendreon Corp.	7,205	266
DENTSPLY International Inc.	6,955	263
* Kinetic Concepts Inc.	3,565	239
* Coventry Health Care Inc.	7,323	234
Universal Health Services Inc. Class B	4,428	220
* Human Genome Sciences Inc.	9,832	207
Lincare Holdings Inc.	8,014	205
Patterson Cos. Inc.	6,226	192
Omnicare Inc.	5,778	176
* Community Health Systems Inc.	5,026	130
Warner Chilcott plc Class A	5,017	105
		72,474
Industrials (4.3%)
General Electric Co.	544,154	9,746
United Technologies Corp.	47,093	3,901
Caterpillar Inc.	32,879	3,248
3M Co.	36,105	3,146
Boeing Co.	37,315	2,630
United Parcel Service Inc. Class B	37,667	2,607
Union Pacific Corp.	25,041	2,566
Honeywell International Inc.	39,839	2,115
Emerson Electric Co.	38,506	1,890
Deere & Co.	21,598	1,696
Danaher Corp.	33,510	1,646
Norfolk Southern Corp.	19,919	1,508
FedEx Corp.	16,066	1,396
CSX Corp.	56,097	1,378
Lockheed Martin Corp.	17,524	1,327
General Dynamics Corp.	18,814	1,282
Illinois Tool Works Inc.	25,572	1,273
Precision Castparts Corp.	7,288	1,176
Cummins Inc.	10,138	1,063
Tyco International Ltd.	23,569	1,044
Northrop Grumman Corp.	14,179	858
Eaton Corp.	17,344	832
Raytheon Co.	18,171	813
PACCAR Inc.	18,441	789
Waste Management Inc.	24,189	762
Parker Hannifin Corp.	8,280	654
Ingersoll-Rand plc	16,684	624
Goodrich Corp.	6,449	614
CH Robinson Worldwide Inc.	8,396	607
Dover Corp.	9,602	581
Republic Services Inc. Class A	19,793	575
Fluor Corp.	9,006	572
Stanley Black & Decker Inc.	8,442	555
Rockwell Automation Inc.	7,470	536
WW Grainger Inc.	3,580	531

Expeditors International of Washington Inc.	11,059	528
Fastenal Co.	15,306	515
Joy Global Inc.	5,444	511
ITT Corp.	9,535	509
Cooper Industries plc	8,123	425
Rockwell Collins Inc.	7,646	421
L-3 Communications Holdings Inc.	5,243	415
Southwest Airlines Co.	39,115	390
Roper Industries Inc.	4,738	387
* Stericycle Inc.	4,227	347
AMETEK Inc.	7,971	339
* Delta Air Lines Inc.	41,765	330
Textron Inc.	14,038	325
Iron Mountain Inc.	10,098	319
Pall Corp.	5,860	291
Flowserve Corp.	2,768	275
Robert Half International Inc.	9,382	257
* Jacobs Engineering Group Inc.	6,439	252
Cintas Corp.	7,179	234
Pitney Bowes Inc.	10,047	216
Manpower Inc.	4,254	215
JB Hunt Transport Services Inc.	4,729	214
Equifax Inc.	6,097	209
RR Donnelley & Sons Co.	10,729	202
Alliant Techsystems Inc.	2,999	196
SPX Corp.	2,499	188
Masco Corp.	17,787	188
Dun & Bradstreet Corp.	2,530	184
Pentair Inc.	4,977	183
Avery Dennison Corp.	5,530	174
* Foster Wheeler AG	6,175	167
* Terex Corp.	7,218	160
* Babcock & Wilcox Co.	5,750	144
Ryder System Inc.	2,387	134
* Huntington Ingalls Industries Inc.	2,129	71
		66,456
Information Technology (7.9%)
* Apple Inc.	46,782	18,267
Microsoft Corp.	428,516	11,741
International Business Machines Corp.	61,770	11,233
Oracle Corp.	254,151	7,772
* Google Inc. Class A	12,163	7,343
Intel Corp.	270,398	6,038
Cisco Systems Inc.	281,924	4,502
Qualcomm Inc.	81,864	4,484
Hewlett-Packard Co.	108,080	3,800
* EMC Corp.	105,079	2,740
Visa Inc. Class A	26,690	2,283
* eBay Inc.	66,655	2,183
Accenture plc Class A	33,162	1,961
Mastercard Inc. Class A	6,170	1,871
Texas Instruments Inc.	59,219	1,762
* Dell Inc.	96,181	1,562
Automatic Data Processing Inc.	25,289	1,302
Corning Inc.	79,216	1,260
* Cognizant Technology Solutions Corp. Class A	15,394	1,076
Broadcom Corp. Class A	24,348	903

*	NetApp Inc.	18,930	900
*	Yahoo! Inc.	65,400	857
	Applied Materials Inc.	66,948	825
	TE Connectivity Ltd.	22,448	773
*	Motorola Solutions Inc.	17,033	765
*	Salesforce.com Inc.	5,132	743
*	Symantec Corp.	38,612	736
*	Intuit Inc.	15,480	723
*	Citrix Systems Inc.	9,877	711
*	Adobe Systems Inc.	25,534	708
	Altera Corp.	16,423	671
	Xerox Corp.	71,796	670
*	Juniper Networks Inc.	27,629	646
	Western Union Co.	33,256	645
	Analog Devices Inc.	15,429	531
	Paychex Inc.	18,300	517
*	SanDisk Corp.	11,815	502
*	Teradata Corp.	8,321	457
	Fidelity National Information Services Inc.	15,108	454
*	Marvell Technology Group Ltd.	30,203	448
*	VMware Inc. Class A	4,428	444
*	Fiserv Inc.	7,095	428
	Amphenol Corp. Class A	8,692	425
	CA Inc.	18,754	418
	Avago Technologies Ltd.	12,400	417
*	NVIDIA Corp.	30,003	415
	Xilinx Inc.	12,788	410
*	Autodesk Inc.	11,621	400
*	Western Digital Corp.	11,446	394
*	Electronic Arts Inc.	17,300	385
*	BMC Software Inc.	8,825	381
*	Micron Technology Inc.	50,922	375
*,^ First Solar Inc.		3,170	375
*	F5 Networks Inc.	3,976	372
	Maxim Integrated Products Inc.	14,836	341
	Activision Blizzard Inc.	28,265	335
*	Motorola Mobility Holdings Inc.	14,880	333
	Linear Technology Corp.	11,287	331
	KLA-Tencor Corp.	8,292	330
	Microchip Technology Inc.	9,230	311
	Seagate Technology plc	22,380	311
*	Rovi Corp.	5,699	302
*	Red Hat Inc.	7,150	301
*	Amdocs Ltd.	9,538	301
	National Semiconductor Corp.	11,998	297
	VeriSign Inc.	9,313	291
*	Flextronics International Ltd.	44,539	287
*	SAIC Inc.	17,876	287
	Computer Sciences Corp.	7,590	268
*	Advanced Micro Devices Inc.	35,306	259
*	Lam Research Corp.	6,318	258
	Harris Corp.	6,338	253
*	Alliance Data Systems Corp.	2,526	248
*	LSI Corp.	30,866	227
*	Avnet Inc.	7,543	221
*	Akamai Technologies Inc.	8,909	216
*	Arrow Electronics Inc.	5,750	200
	Jabil Circuit Inc.	10,719	196

* Synopsys Inc.	7,838	188
Total System Services Inc.	9,935	185
* Cree Inc.	5,615	184
* IAC/InterActiveCorp	4,446	184
* NCR Corp.	8,367	167
Broadridge Financial Solutions Inc.	6,095	141
* Novellus Systems Inc.	4,205	130
DST Systems Inc.	2,147	110
* Compuware Corp.	10,822	105
Diebold Inc.	3,226	98
* AOL Inc.	5,491	94
Lender Processing Services Inc.	4,533	85
Molex Inc.	3,541	83
* WebMD Health Corp.	2,344	83
* CoreLogic Inc.	5,145	81
Molex Inc. Class A	3,861	76
* MEMC Electronic Materials Inc.	10,136	75
		121,777
Materials (1.5%)
Freeport-McMoRan Copper & Gold Inc.	48,061	2,545
EI du Pont de Nemours & Co.	47,363	2,435
Dow Chemical Co.	59,954	2,091
Monsanto Co.	27,606	2,029
Praxair Inc.	15,471	1,603
Newmont Mining Corp.	24,395	1,357
Air Products & Chemicals Inc.	10,669	947
Mosaic Co.	13,085	925
Alcoa Inc.	53,304	785
PPG Industries Inc.	8,110	683
International Paper Co.	22,390	665
Cliffs Natural Resources Inc.	6,960	625
CF Industries Holdings Inc.	3,957	615
Nucor Corp.	15,732	612
Ecolab Inc.	12,029	601
Celanese Corp. Class A	7,741	427
Lubrizol Corp.	3,166	426
Sherwin-Williams Co.	5,299	409
Sigma-Aldrich Corp.	6,032	405
Eastman Chemical Co.	3,514	339
Ball Corp.	8,360	324
Allegheny Technologies Inc.	5,535	322
United States Steel Corp.	7,231	289
MeadWestvaco Corp.	8,313	259
Ashland Inc.	4,029	247
International Flavors & Fragrances Inc.	3,972	243
Vulcan Materials Co.	6,660	228
Bemis Co. Inc.	7,022	222
Airgas Inc.	3,129	215
* Owens-Illinois Inc.	8,150	189
Sealed Air Corp.	7,889	170
		23,232
Telecommunication Services (1.2%)
AT&T Inc.	302,987	8,865
Verizon Communications Inc.	145,380	5,130
CenturyLink Inc.	30,330	1,126
* American Tower Corp. Class A	19,976	1,049
* Crown Castle International Corp.	15,040	653

* Sprint Nextel Corp.	149,993	635
* NII Holdings Inc.	8,800	373
Frontier Communications Corp.	48,902	366
Windstream Corp.	25,196	308
* MetroPCS Communications Inc.	13,005	212
Telephone & Data Systems Inc.	2,515	71
		18,788
Utilities (1.3%)
Southern Co.	43,298	1,712
Exelon Corp.	33,767	1,488
Dominion Resources Inc.	29,292	1,419
Duke Energy Corp.	67,469	1,255
NextEra Energy Inc.	21,241	1,174
FirstEnergy Corp.	21,240	948
American Electric Power Co. Inc.	24,473	902
Public Service Enterprise Group Inc.	25,937	849
PG&E Corp.	20,175	836
PPL Corp.	29,432	821
Consolidated Edison Inc.	14,827	780
Progress Energy Inc.	14,990	701
Edison International	16,745	638
Sempra Energy	12,350	626
Entergy Corp.	9,165	612
Xcel Energy Inc.	25,248	606
* AES Corp.	47,153	581
CenterPoint Energy Inc.	21,572	422
DTE Energy Co.	8,321	415
* NRG Energy Inc.	15,721	386
Constellation Energy Group Inc.	9,895	384
Wisconsin Energy Corp.	11,559	354
Ameren Corp.	11,819	341
NiSource Inc.	15,059	303
Northeast Utilities	8,837	301
TECO Energy Inc.	15,228	282
Pinnacle West Capital Corp.	6,287	266
* Calpine Corp.	16,384	266
NSTAR	5,874	260
SCANA Corp.	6,256	245
Alliant Energy Corp.	5,477	216
Pepco Holdings Inc.	11,123	208
MDU Resources Group Inc.	9,276	200
Questar Corp.	9,080	167
		20,964
Total United States		643,347
Total Common Stocks (Cost $1,343,174)		1,538,291

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)

[2,3] Vanguard Market Liquidity Fund (Cost $10,468)	0.114%	10,468,169	10,468

Total Investments (100.0%) (Cost $1,353,642)			1,548,759
Other Assets and Liabilities-Net (0.0%)[3]			(551)
Net Assets (100%)			1,548,208

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,132,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate value of these securities was $7,660,000, representing 0.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $4,369,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Total World Stock Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks – U.S.	643,347	—	—
Common Stocks – International	131,420	763,524	—
Temporary Cash Investments	10,468	—	—
Total	785,235	763,524	—

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2011:

Investments in
Common Stock
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2010	4
Change in Unrealized Appreciation (Depreciation)	(4)
Balance as of July 31, 2011	—

D. At July 31, 2011, the cost of investment securities for tax purposes was $1,354,735,000. Net unrealized appreciation of investment securities for tax purposes was $194,024,000, consisting of unrealized gains of $245,083,000 on securities that had risen in value since their purchase and $51,059,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Australia (5.7%)
BHP Billiton Ltd.	2,543,629	116,310
Commonwealth Bank of Australia	1,216,060	65,759
Westpac Banking Corp.	2,359,143	52,822
Australia & New Zealand Banking Group Ltd.	2,057,698	47,034
National Australia Bank Ltd.	1,719,628	45,277
Woolworths Ltd.	961,020	28,432
Newcrest Mining Ltd.	604,451	26,359
Wesfarmers Ltd.	793,273	25,513
Rio Tinto Ltd.	259,042	22,696
Woodside Petroleum Ltd.	471,543	19,870
Westfield Group	1,829,162	15,981
QBE Insurance Group Ltd.	865,555	15,577
CSL Ltd.	425,929	14,359
Origin Energy Ltd.	841,903	13,567
Telstra Corp. Ltd.	3,463,114	11,360
AMP Ltd.	2,207,807	11,042
Santos Ltd.	691,732	9,787
Brambles Ltd.	1,178,498	8,948
Foster's Group Ltd.	1,537,135	8,516
Macquarie Group Ltd.	273,475	8,284
Suncorp Group Ltd.	1,011,436	8,230
Orica Ltd.	284,042	8,005
Oil Search Ltd.	1,041,343	7,813
Amcor Ltd.	963,739	7,439
Fortescue Metals Group Ltd.	978,463	6,779
Westfield Retail Trust	2,427,164	6,498
Iluka Resources Ltd.	332,730	6,487
Transurban Group	1,150,007	6,438
Stockland	1,882,929	6,306
Insurance Australia Group Ltd.	1,647,718	5,925
WorleyParsons Ltd.	190,439	5,754
AGL Energy Ltd.	364,151	5,672
Incitec Pivot Ltd.	1,295,995	5,614
Coca-Cola Amatil Ltd.	445,501	5,534
GPT Group	1,465,243	4,845
Alumina Ltd.	1,916,582	4,562
ASX Ltd.	137,321	4,504
Crown Ltd.	450,095	4,404
Goodman Group	5,852,128	4,367
Lend Lease Group	444,041	4,319
Asciano Ltd.	2,311,749	4,228
Sonic Healthcare Ltd.	305,347	4,078
Computershare Ltd.	442,961	3,985
Wesfarmers Ltd. Price Protected Shares	120,842	3,939
OZ Minerals Ltd.	255,686	3,818
Dexus Property Group	3,849,282	3,656
Cochlear Ltd.	44,433	3,457
Mirvac Group	2,720,588	3,432
CFS Retail Property Trust	1,702,968	3,235

*	Lynas Corp. Ltd.	1,348,749	3,163
	Leighton Holdings Ltd.	132,802	3,085
	MacArthur Coal Ltd.	179,582	3,070
	Sims Metal Management Ltd.	162,722	3,004
	Metcash Ltd.	608,629	2,779
	Toll Holdings Ltd.	554,295	2,754
	Bendigo and Adelaide Bank Ltd.	280,801	2,725
	Boral Ltd.	577,939	2,646
	Tatts Group Ltd.	1,033,482	2,635
*	Echo Entertainment Group Ltd.	553,976	2,441
	Ramsay Health Care Ltd.	120,699	2,315
	Challenger Ltd.	407,168	2,186
	MAp Group	596,466	2,134
*	James Hardie Industries SE	338,881	2,128
	OneSteel Ltd.	1,040,190	2,013
	Commonwealth Property Office Fund	1,908,462	1,994
	TABCORP Holdings Ltd.	537,773	1,899
*	Treasury Wine Estates Ltd.	501,808	1,896
	BlueScope Steel Ltd.	1,494,996	1,866
*	Qantas Airways Ltd.	889,572	1,803
*	Paladin Energy Ltd.	601,510	1,728
	Ansell Ltd.	105,753	1,623
	Bank of Queensland Ltd.	170,829	1,511
^	Harvey Norman Holdings Ltd.	628,608	1,504
	Whitehaven Coal Ltd.	202,230	1,462
	Charter Hall Office REIT	400,706	1,461
^	Flight Centre Ltd.	59,508	1,404
	Downer EDI Ltd.	333,982	1,403
	Billabong International Ltd.	208,028	1,344
	IOOF Holdings Ltd.	184,056	1,307
	Caltex Australia Ltd.	104,446	1,221
^	New Hope Corp. Ltd.	199,017	1,173
	CSR Ltd.	394,920	1,140
	Adelaide Brighton Ltd.	394,334	1,136
	Coal & Allied Industries Ltd.	9,908	1,116
	Aristocrat Leisure Ltd.	412,343	1,104
	Goodman Fielder Ltd.	1,119,115	1,104
	SP AusNet	1,074,209	1,084
	Perpetual Ltd.	36,194	935
*,^ Aquila Resources Ltd.		120,240	884
	DuluxGroup Ltd.	307,802	881
*	Nufarm Ltd.	161,974	772
	Platinum Asset Management Ltd.	171,189	732
	Ten Network Holdings Ltd.	598,967	709
*	Macquarie Atlas Roads Group	380,603	692
	GWA Group Ltd.	242,173	691
	Envestra Ltd.	890,670	665
	Australand Property Group	220,947	609
	Seven West Media Ltd.	142,020	559
^	Fairfax Media Ltd.	576,354	557
	Consolidated Media Holdings Ltd.	161,621	429
^	Energy Resources of Australia Ltd.	54,149	273
*	Gunns Ltd.	649,105	178
	APN News & Media Ltd.	117,338	143
*	BGP Holdings PLC	3,738,510	—
*	ABC Learning Centres Ltd.	44,287	—
			802,886

Austria (0.3%)
Erste Group Bank AG	225,798	10,796
Voestalpine AG	133,926	6,933
OMV AG	119,620	4,768
* IMMOFINANZ AG	837,410	3,229
Telekom Austria AG	263,592	3,229
^ Raiffeisen Bank International AG	46,692	2,334
Verbund AG	53,603	2,189
Vienna Insurance Group AG Wiener Versicherung Gruppe	29,671	1,577
Strabag SE	26,268	756
		35,811
Belgium (0.6%)
Anheuser-Busch InBev NV	635,411	36,571
Delhaize Group SA	80,191	5,767
Groupe Bruxelles Lambert SA	64,350	5,426
Umicore SA	98,466	5,016
Solvay SA Class A	33,265	5,009
KBC Groep NV	141,811	5,004
UCB SA	107,493	4,944
Belgacom SA	134,385	4,688
Ageas	2,078,873	4,262
Colruyt SA	53,299	2,592
* Dexia SA	475,418	1,256
Mobistar SA	13,602	948
		81,483
Brazil (4.0%)
Petroleo Brasileiro SA ADR Type A	1,420,284	43,645
Petroleo Brasileiro SA ADR	1,073,455	36,465
Itau Unibanco Holding SA ADR	1,694,317	34,513
Banco Bradesco SA ADR	1,493,894	28,728
Vale SA Class B Pfd. ADR	969,520	28,620
Petroleo Brasileiro SA Prior Pfd.	1,602,611	24,243
Vale SA Class B ADR	709,460	23,015
Cia de Bebidas das Americas ADR	697,875	20,950
Vale SA Prior Pfd.	706,575	20,776
Vale SA	587,729	18,949
Banco do Brasil SA	904,786	15,280
Itausa - Investimentos Itau SA Prior Pfd.	2,153,295	14,371
Petroleo Brasileiro SA	811,871	13,611
BRF - Brasil Foods SA	638,352	12,060
BM&FBovespa SA	1,604,536	9,436
* OGX Petroleo e Gas Participacoes SA	1,022,692	8,527
CCR SA	258,576	7,741
Cia Siderurgica Nacional SA ADR	695,678	7,388
Redecard SA	395,237	6,855
Banco Santander Brasil SA	593,706	5,578
Centrais Eletricas Brasileiras SA	430,534	5,139
Cia Energetica de Minas Gerais ADR	260,155	5,021
Ultrapar Participacoes SA Prior Pfd.	271,824	4,816
Cielo SA	172,351	4,805
PDG Realty SA Empreendimentos e Participacoes	889,600	4,681
Bradespar SA Prior Pfd.	178,140	4,616
Souza Cruz SA	360,500	4,314
Embraer SA ADR	144,138	4,255
All America Latina Logistica SA	542,916	3,956
BR Malls Participacoes SA	343,600	3,944
Gerdau SA ADR	423,738	3,864

Natura Cosmeticos SA	165,173	3,739
Cia de Bebidas das Americas	151,072	3,710
Cia de Bebidas das Americas Prior Pfd.	120,690	3,549
Tractebel Energia SA	204,370	3,447
Lojas Americanas SA Prior Pfd.	374,968	3,399
Centrais Eletricas Brasileiras SA Prior Pfd.	220,976	3,340
Lojas Renner SA	93,500	3,325
CETIP SA - Balcao Organizado de Ativos e Derivativos	194,600	3,300
Telecomunicacoes de Sao Paulo SA Prior Pfd.	104,900	3,291
Itau Unibanco Holding SA	179,100	3,184
* HRT Participacoes em Petroleo SA	3,200	2,982
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	397,354	2,857
Tele Norte Leste Participacoes SA ADR	196,767	2,751
Cia Paranaense de Energia ADR	108,100	2,613
Cia Energetica de Sao Paulo Prior Pfd.	123,434	2,546
Itau Unibanco Holding SA Prior Pfd.	123,255	2,488
Tim Participacoes SA ADR	48,221	2,413
Cyrela Brazil Realty SA Empreendimentos e Participacoes	244,071	2,384
Gerdau SA Prior Pfd.	257,086	2,314
Telecomunicacoes de Sao Paulo SA ADR	72,577	2,302
Anhanguera Educacional Participacoes SA	112,700	2,169
Weg SA	195,956	2,123
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	49,157	2,104
Usinas Siderurgicas de Minas Gerais SA	152,820	2,085
MRV Engenharia e Participacoes SA	279,300	2,055
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	46,932	2,027
Cia Siderurgica Nacional SA	190,600	1,996
Cosan SA Industria e Comercio	125,734	1,928
Metalurgica Gerdau SA Prior Pfd. Class A	159,618	1,827
Hypermarcas SA	238,726	1,807
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	77,204	1,805
Fibria Celulose SA	146,600	1,741
* JBS SA	585,574	1,741
Braskem SA ADR	69,948	1,698
AES Tiete SA Prior Pfd.	106,116	1,648
Cia de Saneamento Basico do Estado de Sao Paulo	53,592	1,605
EDP - Energias do Brasil SA	63,300	1,579
Duratex SA	212,280	1,573
Banco do Estado do Rio Grande do Sul Prior Pfd.	157,000	1,572
* NET Servicos de Comunicacao SA Prior Pfd.	167,000	1,572
Vale Fertilizantes SA Prior Pfd.	102,092	1,571
Brasil Telecom SA ADR	59,510	1,538
Klabin SA Prior Pfd.	450,000	1,532
Porto Seguro SA	103,512	1,452
TAM SA Prior Pfd.	75,381	1,446
Multiplan Empreendimentos Imobiliarios SA	64,100	1,409
Light SA	75,564	1,371
Suzano Papel e Celulose SA Prior Pfd.	205,674	1,365
Marfrig Alimentos SA	133,700	1,310
Amil Participacoes SA	111,100	1,254
Sul America SA	108,800	1,247
Telemar Norte Leste SA Prior Pfd.	41,500	1,193
* MMX Mineracao e Metalicos SA	224,100	1,182
CPFL Energia SA	83,000	1,181
Tim Participacoes SA	188,068	1,101
Tele Norte Leste Participacoes SA	72,994	1,100
EcoRodovias Infraestrutura e Logistica SA	129,600	1,090
Cia Energetica de Minas Gerais Prior Pfd.	56,400	1,072

Gerdau SA	134,384	1,032
BRF - Brasil Foods SA ADR	48,832	943
Lojas Americanas SA	111,700	886
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	27,835	841
* MPX Energia SA	31,700	752
LLX Logistica SA	257,800	725
Brasil Telecom SA Prior Pfd.	82,790	706
Cia Energetica de Minas Gerais	43,562	674
* OSX Brasil SA	2,600	620
AES Tiete SA	42,600	618
Banco Bradesco SA Prior Pfd.	31,366	596
B2W Cia Global Do Varejo	62,314	586
Cia de Gas de Sao Paulo Prior Pfd.	20,500	513
Brasil Telecom SA	47,200	463
Tele Norte Leste Participacoes SA Prior Pfd.	28,500	395
Embraer SA	45,500	330
Tim Participacoes SA Prior Pfd.	62,209	306
Braskem SA Prior Pfd.	9,400	112
		561,263
Canada (6.9%)
Royal Bank of Canada	1,127,807	60,672
^ Toronto-Dominion Bank	700,105	56,048
Bank of Nova Scotia	850,866	48,249
Suncor Energy Inc.	1,235,291	47,346
Potash Corp. of Saskatchewan Inc.	676,278	39,043
Barrick Gold Corp.	791,549	37,736
Canadian Natural Resources Ltd.	869,114	35,094
^ Bank of Montreal	504,300	31,685
Goldcorp Inc.	632,083	30,226
Canadian National Railway Co.	364,514	27,331
Canadian Imperial Bank of Commerce	313,563	23,951
TransCanada Corp.	551,939	23,188
Cenovus Energy Inc.	595,173	22,880
Teck Resources Ltd. Class B	458,894	22,737
Manulife Financial Corp.	1,404,761	22,319
Enbridge Inc.	613,776	20,152
Encana Corp.	587,880	17,247
Brookfield Asset Management Inc. Class A	494,346	15,574
Talisman Energy Inc.	815,111	14,844
Kinross Gold Corp.	894,961	14,612
^ Rogers Communications Inc. Class B	344,119	13,139
Valeant Pharmaceuticals International Inc.	234,140	12,888
Sun Life Financial Inc.	454,492	12,563
Imperial Oil Ltd.	268,915	11,821
Thomson Reuters Corp.	331,641	11,406
Agrium Inc.	124,630	10,906
* Research In Motion Ltd.	416,937	10,443
* Ivanhoe Mines Ltd.	389,495	10,200
Silver Wheaton Corp.	280,411	10,099
National Bank of Canada	129,485	10,035
Nexen Inc.	415,466	9,693
Crescent Point Energy Corp.	212,440	9,550
First Quantum Minerals Ltd.	68,081	9,438
Magna International Inc.	191,632	9,346
Power Corp. of Canada	322,340	8,552
Canadian Pacific Railway Ltd.	133,302	8,512
Cameco Corp.	312,610	8,314

* MEG Energy Corp.	151,400	8,154
BCE Inc.	204,505	7,804
Yamana Gold Inc.	589,639	7,677
Eldorado Gold Corp.	435,900	7,505
Agnico-Eagle Mines Ltd.	133,822	7,443
Shaw Communications Inc. Class B	325,200	7,345
Shoppers Drug Mart Corp.	172,390	7,239
Bombardier Inc. Class B	1,125,515	6,809
SNC-Lavalin Group Inc.	119,840	6,774
Power Financial Corp.	224,280	6,617
Fairfax Financial Holdings Ltd.	15,890	6,253
Tim Hortons Inc.	130,300	6,253
Pacific Rubiales Energy Corp.	210,700	6,060
Intact Financial Corp.	103,100	5,983
Husky Energy Inc.	213,049	5,965
IAMGOLD Corp.	294,500	5,893
Saputo Inc.	120,990	5,667
Brookfield Office Properties Inc.	297,846	5,658
Great-West Lifeco Inc.	226,027	5,647
RioCan REIT	205,800	5,592
IGM Financial Inc.	102,566	5,163
Fortis Inc.	139,500	4,623
Canadian Utilities Ltd. Class A	68,421	4,037
CI Financial Corp.	170,100	3,943
* CGI Group Inc. Class A	182,378	3,921
TransAlta Corp.	176,243	3,898
Finning International Inc.	133,760	3,836
Canadian Tire Corp. Ltd. Class A	62,202	3,803
Loblaw Cos. Ltd.	88,447	3,421
* Osisko Mining Corp.	225,300	3,341
George Weston Ltd.	41,561	2,884
Niko Resources Ltd.	41,400	2,847
TELUS Corp.	45,337	2,495
TELUS Corp. Class A	38,883	2,049
Bombardier Inc. Class A	47,233	286
		970,724
Chile (0.5%)
Empresas COPEC SA	411,644	7,288
Sociedad Quimica y Minera de Chile SA ADR	94,354	6,069
SACI Falabella	574,797	5,584
Lan Airlines SA	200,038	5,262
Cencosud SA	716,403	4,721
Empresa Nacional de Electricidad SA ADR	87,956	4,719
Empresas CMPC SA	86,466	4,143
CAP SA	89,557	4,111
SRM DESCRIPTION NOT FOUND IN INVEST1	26,800,561	3,837
Enersis SA ADR	173,969	3,791
Banco Santander Chile ADR	30,988	2,881
Banco de Credito e Inversiones	32,106	1,986
ENTEL Chile SA	74,209	1,497
Colbun SA	5,463,609	1,456
Empresa Nacional de Electricidad SA	645,415	1,151
AES Gener SA	1,879,649	1,122
Cia Cervecerias Unidas SA	96,304	1,084
Corpbanca	71,286,844	1,083
Enersis SA	1,731,976	757
Embotelladora Andina SA Prior Pfd.	147,574	648

	Sociedad Quimica y Minera de Chile SA Class B	3,880	249
			63,439
China (4.3%)
	China Mobile Ltd.	4,760,571	47,362
	China Construction Bank Corp.	57,168,463	46,003
	Industrial & Commercial Bank of China	51,595,976	39,185
	CNOOC Ltd.	14,163,000	31,527
	PetroChina Co. Ltd.	16,726,000	23,866
	Bank of China Ltd.	49,711,000	22,881
	China Life Insurance Co. Ltd.	5,899,000	19,673
	Tencent Holdings Ltd.	727,758	18,893
	Ping An Insurance Group Co.	1,860,748	18,096
	China Shenhua Energy Co. Ltd.	2,699,000	13,533
	China Petroleum & Chemical Corp.	13,328,000	13,202
	China Unicom Hong Kong Ltd.	5,638,182	11,262
	Belle International Holdings Ltd.	5,043,328	11,008
	China Telecom Corp. Ltd.	12,862,000	8,427
	China Merchants Bank Co. Ltd.	3,119,446	7,393
	China Overseas Land & Investment Ltd.	3,227,760	7,228
	Agricultural Bank of China Ltd.	12,144,000	6,587
	Hengan International Group Co. Ltd.	727,062	6,314
	Bank of Communications Co. Ltd.	6,913,720	6,027
	Yanzhou Coal Mining Co. Ltd.	1,554,000	5,953
	Tingyi Cayman Islands Holding Corp.	1,774,192	5,509
*,^ China Citic Bank Corp. Ltd.		8,927,840	5,468
	China Pacific Insurance Group Co. Ltd.	1,376,600	5,216
	Anhui Conch Cement Co. Ltd.	1,036,000	4,834
	China Coal Energy Co. Ltd.	3,296,000	4,742
	Want Want China Holdings Ltd.	5,293,870	4,711
	GOME Electrical Appliances Holding Ltd.	9,930,940	4,685
*	PICC Property & Casualty Co. Ltd.	2,676,072	4,614
	China National Building Material Co. Ltd.	2,150,400	4,309
	China Resources Enterprise Ltd.	964,000	4,179
	Dongfeng Motor Group Co. Ltd.	2,042,000	4,037
	Jiangxi Copper Co. Ltd.	1,090,000	3,827
	Lenovo Group Ltd.	6,004,000	3,810
	Inner Mongolia Yitai Coal Co. Class B	589,120	3,729
	China Mengniu Dairy Co. Ltd.	1,027,000	3,556
^	Evergrande Real Estate Group Ltd.	4,715,000	3,536
	China Merchants Holdings International Co. Ltd.	987,870	3,507
^	GCL-Poly Energy Holdings Ltd.	6,132,000	3,452
^	China Yurun Food Group Ltd.	1,078,000	3,383
	China Resources Land Ltd.	1,724,566	3,378
	Kunlun Energy Co. Ltd.	1,950,000	3,260
	China Communications Construction Co. Ltd.	3,629,000	3,078
	China Minsheng Banking Corp. Ltd.	3,293,800	2,905
	China Resources Power Holdings Co. Ltd.	1,490,400	2,902
^	Aluminum Corp. of China Ltd.	3,154,000	2,698
	Zijin Mining Group Co. Ltd.	4,722,000	2,553
*,^ Brilliance China Automotive Holdings Ltd.		2,000,000	2,544
^	Tsingtao Brewery Co. Ltd.	388,000	2,462
	Beijing Enterprises Holdings Ltd.	469,500	2,370
	Kingboard Chemical Holdings Ltd.	495,500	2,353
	Guangzhou Automobile Group Co. Ltd.	1,949,558	2,349
^	Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.	1,147,380	2,256

	ENN Energy Holdings Ltd.	628,000	2,119

	China Oilfield Services Ltd.	1,192,000	2,085
	Citic Pacific Ltd.	907,000	1,961
	Air China Ltd.	1,804,000	1,908
	Shandong Weigao Group Medical Polymer Co. Ltd.	1,384,000	1,895
^	Sino-Ocean Land Holdings Ltd.	3,277,350	1,835
	China International Marine Containers Group Co. Ltd. Class B	1,110,737	1,781
	COSCO Pacific Ltd.	1,092,880	1,771
^	Agile Property Holdings Ltd.	1,090,000	1,756
^	Weichai Power Co. Ltd.	321,000	1,743
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	140,303	1,683
	Sinopharm Group Co. Ltd.	570,000	1,660
^	Alibaba.com Ltd.	1,186,000	1,651
	ZTE Corp.	506,626	1,581
*,^ Byd Co. Ltd.		472,100	1,562
*	China Taiping Insurance Holdings Co. Ltd.	675,200	1,551
	Parkson Retail Group Ltd.	1,088,500	1,531
	China Resources Cement Holdings Ltd.	1,594,000	1,529
^	Soho China Ltd.	1,669,000	1,510
	Shimao Property Holdings Ltd.	1,141,094	1,505
	Shanghai Industrial Holdings Ltd.	411,000	1,493
	China Agri-Industries Holdings Ltd.	1,302,000	1,467
	China Vanke Co. Ltd. Class B	1,035,339	1,429
^	China COSCO Holdings Co. Ltd.	2,031,800	1,421
^	Renhe Commercial Holdings Co. Ltd.	7,118,000	1,406
	Country Garden Holdings Co.	2,739,960	1,403
	Zhaojin Mining Industry Co. Ltd.	694,000	1,381
	Huaneng Power International Inc.	2,796,000	1,373
	Shanghai Electric Group Co. Ltd.	2,538,000	1,346
	BBMG Corp.	927,500	1,342
	China Railway Group Ltd.	3,463,000	1,296
^	Zhuzhou CSR Times Electric Co. Ltd.	441,000	1,296
^	Great Wall Motor Co. Ltd.	853,750	1,289
	Fosun International Ltd.	1,574,500	1,283
*,^ Chongqing Rural Commercial Bank		2,150,000	1,243
^	Anta Sports Products Ltd.	817,000	1,232
	Longfor Properties Co. Ltd.	785,500	1,209
	China Everbright Ltd.	674,000	1,208
^	Geely Automobile Holdings Ltd.	3,035,000	1,201
	Shougang Fushan Resources Group Ltd.	2,106,000	1,187
^	CSR Corp. Ltd.	1,596,000	1,156
	Golden Eagle Retail Group Ltd.	458,000	1,129
^	Poly Hong Kong Investments Ltd.	1,495,000	1,108
	China BlueChemical Ltd.	1,410,000	1,097
*,^ China Southern Airlines Co. Ltd.		1,689,000	1,096
^	Chaoda Modern Agriculture Holdings Ltd.	2,603,884	1,039
	China Railway Construction Corp. Ltd.	1,674,074	1,024
	China Longyuan Power Group Corp.	1,178,000	1,021
*,^ Yuexiu Property Co. Ltd.		5,430,000	994
^	Dongfang Electric Corp. Ltd.	274,000	992
^	China Rongsheng Heavy Industry Group Co. Ltd.	1,624,500	990
*,^ Semiconductor Manufacturing International Corp.		16,349,000	976
	Zhejiang Expressway Co. Ltd.	1,356,000	955
^	Guangzhou R&F Properties Co. Ltd.	738,000	951
*	Shanghai Pharmaceuticals Holding Co. Ltd.	428,700	951
^	Jiangsu Expressway Co. Ltd.	988,000	950
^	Shui On Land Ltd.	2,047,900	905
^	Angang Steel Co. Ltd.	876,000	903
	China National Materials Co. Ltd.	1,215,000	896

	Nine Dragons Paper Holdings Ltd.	1,056,331	896
*	China Shipping Container Lines Co. Ltd.	3,027,700	862
^	Datang International Power Generation Co. Ltd.	2,630,000	860
^	Huabao International Holdings Ltd.	999,000	846
	Guangdong Investment Ltd.	1,548,000	834
^	Metallurgical Corp. of China Ltd.	2,208,000	823
	China High Speed Transmission Equipment Group Co. Ltd.	1,039,000	808
^	China Foods Ltd.	926,000	807
	China Shipping Development Co. Ltd.	1,028,000	800
	Franshion Properties China Ltd.	2,828,000	779
^	Li Ning Co. Ltd.	631,500	771
	Shenzhen International Holdings Ltd.	9,397,500	759
	Lianhua Supermarket Holdings Co. Ltd.	340,200	745
	Sinopec Shanghai Petrochemical Co. Ltd.	1,764,000	734
*,^ China Eastern Airlines Corp. Ltd.		1,440,000	724
	Lee & Man Paper Manufacturing Ltd.	1,435,200	723
^	Sany Heavy Equipment International Holdings Co. Ltd.	711,000	716
	China Communications Services Corp. Ltd.	1,344,000	678
^	TPV Technology Ltd.	1,298,000	647
^	Maanshan Iron & Steel	1,428,000	619
	Zhongsheng Group Holdings Ltd.	291,000	613
	Sinofert Holdings Ltd.	1,623,153	613
^	Hidili Industry International Development Ltd.	838,000	613
*	Beijing Capital International Airport Co. Ltd.	1,304,000	612
	CSG Holding Co. Ltd. Class B	563,712	606
	KWG Property Holding Ltd.	866,500	604
^	China Molybdenum Co. Ltd.	740,000	581
^	China Zhongwang Holdings Ltd.	1,220,800	579
	Shenzhen Investment Ltd.	1,990,808	577
	Harbin Power Equipment Co. Ltd.	432,000	569
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	335,200	545
	Travelsky Technology Ltd.	894,000	538
^	Bosideng International Holdings Ltd.	1,778,000	521
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	996,370	507
	China Travel International Inv HK	2,418,000	502
	China Dongxiang Group Co.	2,186,000	497
^	Hopson Development Holdings Ltd.	524,000	478
	New World China Land Ltd.	1,319,600	473
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	382,790	470
	Greentown China Holdings Ltd.	486,500	435
^	Sinotruk Hong Kong Ltd.	631,500	429
^	Hopewell Highway Infrastructure Ltd.	649,100	418
	Kingboard Laminates Holdings Ltd.	686,500	411
^	Guangshen Railway Co. Ltd.	1,022,000	400
*	Citic Resources Holdings Ltd.	1,886,690	348
	Chongqing Changan Automobile Co. Ltd. Class B	929,260	344
	People's Food Holdings Ltd.	563,000	342
	C C Land Holdings Ltd.	891,000	334
	Sinopec Yizheng Chemical Fibre Co. Ltd.	1,056,000	334
	Zhejiang Southeast Electric Power Co. Class B	632,700	324
	Weiqiao Textile Co.	450,000	306
	China Merchants Property Development Co. Ltd. Class B	187,950	301
	Shandong Chenming Paper Holdings Ltd. Class B	476,500	298
	Sichuan Expressway Co. Ltd.	674,000	295
	Shenzhen Expressway Co. Ltd.	552,000	291
*	Weifu High-Technology Group Co. Ltd. Class B	98,200	281
	Sinotrans Ltd.	1,258,000	281
	Shanghai Friendship Group Inc. Ltd. Class B	139,590	277

	Anhui Expressway Co.	376,000	253
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	200,391	251
^	Guangzhou Shipyard International Co. Ltd.	176,800	226
^	Xinjiang Goldwind Science & Technology Co. Ltd.	296,400	226
	China Huiyuan Juice Group Ltd.	383,000	211
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	242,110	205
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	137,100	205
	Dazhong Transportation Group Co. Ltd. Class B	345,500	198
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	195
	Foshan Electrical and Lighting Co. Ltd. Class B	198,820	191
	Guangdong Electric Power Development Co. Ltd. Class B	458,560	183
*,^ Huadian Power International Co.		924,000	171
	Jiangling Motors Corp. Ltd. Class B	69,000	165
	Bengang Steel Plates Co. Class B	372,700	161
*	Shanghai Haixin Group Co. Class B	286,800	160
*	BOE Technology Group Co. Ltd. Class B	858,720	153
^	Guangzhou Pharmaceutical Co. Ltd.	148,000	153
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	243,435	151
	Beijing North Star Co. Ltd.	620,000	149
	Jinzhou Port Co. Ltd. Class B	211,860	113
*	Huadian Energy Co. Ltd. Class B	299,100	102
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	124,100	101
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	108,700	92
	Double Coin Holdings Ltd. Class B	132,000	82
^	Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	82
	Guangdong Provincial Expressway Development Co. Ltd. Class B	212,800	76
	Hainan Airlines Co. Ltd. Class B	35,200	32
			597,552
Colombia (0.2%)
	Ecopetrol SA	3,535,847	7,428
	BanColombia SA	301,759	4,922
	BanColombia SA ADR	58,801	3,899
	Grupo de Inversiones Suramericana SA	184,427	3,734
	Inversiones Argos SA	250,619	2,568
	Interconexion Electrica SA ESP	261,622	1,801
	Almacenes Exito SA	129,624	1,735
	Cementos Argos SA	268,328	1,663
	Corp Financiera Colombiana SA	69,113	1,283
	Isagen SA ESP	613,428	801
			29,834
Czech Republic (0.1%)
	CEZ AS	166,773	8,631
	Komercni Banka AS	12,331	2,749
	Telefonica Czech Republic AS	106,070	2,697
			14,077
Denmark (0.8%)
	Novo Nordisk A/S Class B	392,347	47,992
*	Danske Bank A/S	743,005	14,375
	AP Moller - Maersk A/S Class B	1,310	10,037
	Carlsberg A/S Class B	94,084	9,242
	Novozymes A/S	43,218	7,048
	AP Moller - Maersk A/S	556	4,117
	Coloplast A/S Class B	24,643	3,789
*	Vestas Wind Systems A/S	160,064	3,529
	FLSmidth & Co. A/S	41,553	3,222
*	William Demant Holding A/S	18,229	1,597
	H Lundbeck A/S	45,810	1,146

Tryg A/S	20,095	1,097
Rockwool International A/S Class B	6,226	734
		107,925
Egypt (0.1%)
Orascom Construction Industries GDR	90,184	3,954
Commercial International Bank Egypt SAE	452,673	2,064
* Orascom Telecom Holding SAE GDR	401,776	1,292
* Egyptian Financial Group-Hermes Holding	314,998	1,012
* Talaat Moustafa Group	1,274,836	912
Egyptian Kuwaiti Holding Co.	629,354	760
Telecom Egypt	261,840	686
Egyptian Co. for Mobile Services	30,416	533
* Ezz Steel	305,708	462
National Societe Generale Bank SAE	86,411	451
Sidi Kerir Petrochemcials Co.	114,979	270
Maridive & Oil Services SAE	82,031	256
ElSwedy Electric Co.	46,186	252
* Egyptian Iron & Steel Co.	147,028	171
		13,075
Finland (0.6%)
Nokia Oyj	2,983,317	17,348
Sampo Oyj	446,246	13,592
Fortum Oyj	353,489	9,354
Kone Oyj Class B	131,911	7,647
UPM-Kymmene Oyj	416,101	6,484
Metso Oyj	119,301	5,832
Nokian Renkaat Oyj	101,951	4,769
Wartsila Oyj	155,578	4,478
Stora Enso Oyj	491,935	4,234
Kesko Oyj Class B	52,533	2,039
Rautaruukki Oyj	81,312	1,659
Neste Oil Oyj	113,326	1,480
^ Outokumpu Oyj	106,965	1,141
^ Sanoma Oyj	38,003	665
		80,722
France (7.2%)
Total SA	1,770,176	95,675
^ Sanofi	1,031,607	80,157
BNP Paribas SA	826,234	53,585
LVMH Moet Hennessy Louis Vuitton SA	291,197	53,375
GDF Suez	1,337,497	43,738
Danone	513,551	36,614
AXA SA	1,838,938	34,405
France Telecom SA	1,574,480	32,580
Schneider Electric SA	214,078	30,938
Air Liquide SA	224,269	30,806
Societe Generale SA	586,379	29,026
L'Oreal SA	238,741	28,724
ArcelorMittal	913,669	28,480
Vinci SA	441,082	25,562
Cie de St-Gobain	420,720	24,312
Vivendi SA	980,054	23,437
Pernod-Ricard SA	207,912	20,597
Unibail-Rodamco SE	72,295	16,095
Carrefour SA	537,918	15,872
PPR	75,153	13,889
Cie Generale d'Optique Essilor International SA	168,373	13,493

Alstom SA	232,502	12,239
Hermes International	33,640	11,613
Technip SA	87,299	9,559
^ Vallourec SA	93,777	9,503
Renault SA	175,490	9,363
Credit Agricole SA	759,742	9,327
Christian Dior SA	57,230	9,147
Lafarge SA	168,874	9,031
European Aeronautic Defence and Space Co. NV	258,758	8,972
Veolia Environnement SA	395,104	8,895
Cie Generale des Etablissements Michelin Class B	104,651	8,788
Bouygues SA	218,591	8,262
Accor SA	180,411	7,940
EDF SA	203,368	7,725
* Alcatel-Lucent	1,836,508	7,320
Sodexo	94,109	7,191
SES SA	263,182	7,117
Safran SA	165,290	6,871
Legrand SA	157,186	6,118
Cap Gemini SA	122,534	6,030
Publicis Groupe SA	113,200	5,757
Suez Environnement Co.	291,886	5,411
Peugeot SA	138,252	5,241
Edenred	178,955	5,153
STMicroelectronics NV	538,410	4,245
Dassault Systemes SA	47,848	4,222
Lagardere SCA	103,213	4,009
* Cie Generale de Geophysique - Veritas	118,654	3,985
SCOR SE	147,371	3,793
Bureau Veritas SA	43,938	3,583
Casino Guichard Perrachon SA	34,871	3,179
Natixis	688,117	3,122
Eutelsat Communications SA	69,231	2,982
Eiffage SA	52,957	2,896
Klepierre	75,511	2,823
Societe BIC SA	29,536	2,789
CNP Assurances	140,611	2,706
Thales SA	63,047	2,695
Atos	48,906	2,693
Societe Television Francaise 1	129,523	2,470
Eramet	8,482	2,360
Wendel SA	19,723	2,266
^ Iliad SA	17,309	2,219
Aeroports de Paris	24,024	2,184
Fonciere Des Regions	21,864	2,132
Imerys SA	30,021	2,061
Gecina SA	14,762	2,049
ICADE	17,155	1,975
BioMerieux	15,826	1,750
Eurazeo	23,575	1,602
* JCDecaux SA	54,197	1,495
* Air France-KLM	116,473	1,402
Rexel SA	62,679	1,363
APERAM	46,025	1,280
Euler Hermes SA	10,905	957
Ciments Francais SA	9,153	945
^ Bollore	3,894	923
^ PagesJaunes Groupe	108,203	859

Ipsen SA	14,092	460
		1,006,407
Germany (5.7%)
Siemens AG	724,608	92,610
BASF SE	731,682	66,079
Daimler AG	841,259	60,988
Bayer AG	655,448	52,436
Allianz SE	356,795	46,496
SAP AG	728,665	45,558
E.ON AG	1,510,285	41,644
Deutsche Bank AG	737,901	40,572
Deutsche Telekom AG	2,592,533	40,412
Volkswagen AG Prior Pfd.	134,859	26,920
Bayerische Motoren Werke AG	238,575	23,851
Muenchener Rueckversicherungs AG	149,384	22,045
Linde AG	101,190	18,134
RWE AG	310,848	16,296
Fresenius Medical Care AG & Co. KGaA	176,082	13,514
ThyssenKrupp AG	305,185	13,493
Deutsche Post AG	717,379	12,666
Adidas AG	166,082	12,329
K&S AG	152,197	12,143
* Commerzbank AG	3,038,882	11,551
* Deutsche Boerse AG	154,997	11,510
Fresenius SE & Co. KGaA	102,167	10,931
Henkel AG & Co. KGaA Prior Pfd.	141,214	9,520
Porsche Automobil Holding SE Prior Pfd.	120,866	9,288
Infineon Technologies AG	851,941	8,549
HeidelbergCement AG	148,304	8,156
Metro AG	128,743	7,107
MAN SE	55,765	6,632
* Continental AG	63,634	6,338
Henkel AG & Co. KGaA	101,683	5,548
Merck KGaA	50,800	5,422
Lanxess AG	66,059	5,302
GEA Group AG	145,295	5,051
Beiersdorf AG	71,357	4,597
Volkswagen AG	23,156	4,232
Hochtief AG	46,367	3,722
Deutsche Lufthansa AG	182,539	3,675
* QIAGEN NV	182,499	3,070
Salzgitter AG	35,533	2,588
Hannover Rueckversicherung AG	47,623	2,471
Wacker Chemie AG	12,290	2,324
Fraport AG Frankfurt Airport Services Worldwide	28,579	2,290
* TUI AG	196,655	1,818
^ Suedzucker AG	44,913	1,584
Puma AG Rudolf Dassler Sport	4,820	1,483
Celesio AG	69,851	1,342
Hamburger Hafen und Logistik AG	22,745	908
^ SMA Solar Technology AG	8,390	768
Generali Deutschland Holding AG	6,554	741
		806,704
Greece (0.1%)
OPAP SA	191,250	3,173
Coca Cola Hellenic Bottling Co. SA	114,166	2,962
^ National Bank of Greece SA ADR	2,059,318	2,698

	Hellenic Telecommunications Organization SA ADR	642,919	2,652
	National Bank of Greece SA	344,598	2,317
*	Alpha Bank AE	406,598	1,782
*	EFG Eurobank Ergasias SA	329,973	1,283
	Public Power Corp. SA	89,608	1,103
	Hellenic Petroleum SA	92,718	856
			18,826
Hong Kong (2.4%)
	Hutchison Whampoa Ltd.	2,535,000	29,530
*	AIA Group Ltd.	7,159,900	26,298
	Sun Hung Kai Properties Ltd.	1,525,409	23,185
	Cheung Kong Holdings Ltd.	1,379,000	21,025
	Hong Kong Exchanges and Clearing Ltd.	846,700	17,467
	CLP Holdings Ltd.	1,442,000	13,336
	Jardine Matheson Holdings Ltd.	208,000	11,885
	Hong Kong & China Gas Co. Ltd.	4,695,868	11,486
	Power Assets Holdings Ltd.	1,272,500	10,519
	Swire Pacific Ltd. Class A	718,500	10,107
	BOC Hong Kong Holdings Ltd.	3,369,237	10,057
	Hang Seng Bank Ltd.	606,300	9,516
	Hongkong Land Holdings Ltd.	1,383,765	9,283
	Wharf Holdings Ltd.	1,206,275	8,860
	Li & Fung Ltd.	4,796,000	7,975
	Hang Lung Properties Ltd.	1,780,000	6,565
	Bank of East Asia Ltd.	1,629,000	6,287
	Link REIT	1,766,343	6,172
	Henderson Land Development Co. Ltd.	934,466	5,916
	Jardine Strategic Holdings Ltd.	176,500	5,773
*	Sands China Ltd.	1,898,800	5,715
	Hang Lung Group Ltd.	796,000	4,789
	MTR Corp.	1,374,000	4,661
	Wynn Macau Ltd.	1,243,600	4,331
	SJM Holdings Ltd.	1,717,000	4,318
	Sino Land Co. Ltd.	2,062,000	3,493
	New World Development Ltd.	2,334,000	3,433
	Shangri-La Asia Ltd.	1,236,390	3,184
	Hysan Development Co. Ltd.	628,000	2,943
	Esprit Holdings Ltd.	1,005,896	2,929
	Cathay Pacific Airways Ltd.	1,244,015	2,885
	Wheelock & Co. Ltd.	649,000	2,787
	Kerry Properties Ltd.	571,000	2,762
*,^ Galaxy Entertainment Group Ltd.		980,000	2,534
	First Pacific Co. Ltd.	2,325,200	2,338
	Yue Yuen Industrial Holdings Ltd.	641,330	2,057
	Cheung Kong Infrastructure Holdings Ltd.	354,000	2,040
	Wing Hang Bank Ltd.	175,000	1,878
	PCCW Ltd.	4,271,000	1,862
	Xinyi Glass Holdings Ltd.	2,116,000	1,781
	Lifestyle International Holdings Ltd.	531,000	1,734
	Television Broadcasts Ltd.	252,000	1,723
^	AAC Acoustic Technologies Holdings Inc.	744,000	1,715
	Hopewell Holdings Ltd.	525,500	1,701
^	ASM Pacific Technology Ltd.	154,100	1,690
^	VTech Holdings Ltd.	141,200	1,651
	Guoco Group Ltd.	104,000	1,268
	NWS Holdings Ltd.	785,500	1,139
	Orient Overseas International Ltd.	193,000	1,095

^	Champion REIT	1,880,000	1,037
	Techtronic Industries Co.	930,500	971
	Melco International Development Ltd.	770,000	951
	Hongkong & Shanghai Hotels	563,000	889
	Johnson Electric Holdings Ltd.	1,499,000	881
	Shun Tak Holdings Ltd.	1,303,000	857
	Great Eagle Holdings Ltd.	253,000	833
	Hong Kong Aircraft Engineering Co. Ltd.	57,200	799
	Cafe de Coral Holdings Ltd.	308,000	776
	Texwinca Holdings Ltd.	548,000	771
*,^ Foxconn International Holdings Ltd.		1,644,000	748
	Brightoil Petroleum Holdings Ltd.	1,547,000	581
	Dah Sing Financial Holdings Ltd.	108,900	528
*	Mongolia Energy Corp. Ltd.	3,891,000	493
	Chinese Estates Holdings Ltd.	281,500	489
	Kowloon Development Co. Ltd.	311,000	418
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,035,000	368
	Dah Sing Banking Group Ltd.	260,920	347
	Hutchison Harbour Ring Ltd.	2,988,000	310
	Public Financial Holdings Ltd.	326,000	186
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	39,600	19
			340,930
Hungary (0.1%)
*	MOL Hungarian Oil and Gas plc	61,806	6,632
	OTP Bank plc	221,895	6,402
	Richter Gedeon Nyrt	12,045	2,403
	Magyar Telekom Telecommunications plc	306,660	885
			16,322
India (2.3%)
	Infosys Ltd. ADR	364,154	22,658
	ITC Ltd.	4,576,249	21,535
1	Reliance Industries Ltd. GDR	381,669	14,373
	Larsen & Toubro Ltd.	361,437	14,090
	Housing Development Finance Corp.	857,128	13,338
	Bharti Airtel Ltd.	1,201,062	11,868
	Reliance Industries Ltd.	519,369	9,713
	ICICI Bank Ltd. ADR	207,120	9,646
	HDFC Bank Ltd. ADR	240,464	8,359
	Axis Bank Ltd.	244,044	7,373
	Tata Consultancy Services Ltd.	230,825	5,939
	State Bank of India GDR	53,527	5,913
	Oil & Natural Gas Corp. Ltd.	939,923	5,729
	Infosys Ltd.	90,921	5,699
	Bajaj Auto Ltd.	170,938	5,677
	NTPC Ltd.	1,298,891	5,168
	Hindustan Unilever Ltd.	691,767	5,073
^	Wipro Ltd. ADR	406,737	4,832
	Bharat Heavy Electricals Ltd.	115,463	4,803
	Coal India Ltd.	495,288	4,338
	Hindalco Industries Ltd.	1,130,319	4,298
	Jindal Steel & Power Ltd.	292,777	3,879
	Cipla Ltd.	474,399	3,284
	Tata Motors Ltd.	150,170	3,216
	GAIL India Ltd.	301,387	3,145
	Punjab National Bank	122,404	3,108
	Sun Pharmaceutical Industries Ltd.	241,215	2,821
	Mahindra & Mahindra Ltd.	171,513	2,791

Adani Enterprises Ltd.	210,272	2,782
Lupin Ltd.	267,100	2,746
Titan Industries Ltd.	527,386	2,718
Power Grid Corp. of India Ltd.	1,104,220	2,626
Hero Honda Motors Ltd.	62,173	2,508
Infrastructure Development Finance Co. Ltd.	839,391	2,389
Kotak Mahindra Bank Ltd.	226,155	2,275
Tata Steel Ltd.	178,741	2,274
Sterlite Industries India Ltd.	623,966	2,260
Grasim Industries Ltd.	45,120	2,242
Nestle India Ltd.	22,612	2,228
Dr Reddy's Laboratories Ltd. ADR	61,720	2,201
HDFC Bank Ltd.	196,835	2,167
Sesa Goa Ltd.	331,347	2,057
DLF Ltd.	394,136	2,056
Ultratech Cement Ltd.	86,339	2,010
JSW Steel Ltd.	107,370	1,876
Tata Power Co. Ltd.	64,488	1,866
Jaiprakash Associates Ltd.	1,222,687	1,837
Maruti Suzuki India Ltd.	66,337	1,807
HCL Technologies Ltd.	156,840	1,721
NMDC Ltd.	307,829	1,670
Asian Paints Ltd.	21,952	1,553
Sociedad Matriz Banco de Chile Class B	4,350,768	1,455
Steel Authority of India Ltd.	474,190	1,354
* Idea Cellular Ltd.	634,843	1,353
Siemens India Ltd.	62,590	1,309
Rural Electrification Corp. Ltd.	268,340	1,273
Bharat Petroleum Corp. Ltd.	85,112	1,267
* Reliance Infrastructure Ltd.	101,739	1,242
Indian Oil Corp. Ltd.	173,257	1,234
Tata Chemicals Ltd.	152,444	1,219
Bank of Baroda	60,801	1,207
Reliance Capital Ltd.	92,778	1,206
Ranbaxy Laboratories Ltd.	98,497	1,200
Colgate-Palmolive India Ltd.	54,385	1,198
Hindustan Petroleum Corp. Ltd.	133,397	1,158
Bank of India	131,592	1,147
Exide Industries Ltd.	324,221	1,141
United Spirits Ltd.	49,346	1,139
Bajaj Holdings and Investment Ltd.	64,808	1,130
* Reliance Power Ltd.	443,994	1,124
Zee Entertainment Enterprises Ltd.	369,440	1,098
Cummins India Ltd.	75,524	1,094
Reliance Communications Ltd.	472,822	1,084
Canara Bank	103,187	1,070
Union Bank of India	162,841	1,062
Ambuja Cements Ltd.	362,903	1,060
Power Finance Corp. Ltd.	252,357	1,053
Unitech Ltd.	1,523,516	1,051
Bharat Forge Ltd.	140,328	1,046
Piramal Healthcare Ltd.	120,184	1,034
Mundra Port and Special Economic Zone Ltd.	318,646	1,033
Dabur India Ltd.	406,340	955
Crompton Greaves Ltd.	245,489	941
Divi's Laboratories Ltd.	48,675	907
ACC Ltd.	36,537	835
Mphasis Ltd.	82,000	829

* GlaxoSmithKline Pharmaceuticals Ltd.	15,508	823
* Suzlon Energy Ltd.	693,659	821
Glenmark Pharmaceuticals Ltd.	106,346	794
Indiabulls Financial Services Ltd.	190,150	781
* Housing Development & Infrastructure Ltd.	241,664	779
ICICI Bank Ltd.	33,085	774
Bharat Electronics Ltd.	19,420	771
Oil India Ltd.	25,281	755
Cadila Healthcare Ltd.	37,487	750
* Container Corp. Of India	29,845	741
Oriental Bank of Commerce	90,845	720
* Satyam Computer Services Ltd.	366,833	700
NHPC Ltd.	1,247,760	696
National Aluminium Co. Ltd.	394,813	672
* Oracle Financial Sevices Software Ltd.	13,331	637
Hindustan Zinc Ltd.	189,510	608
Shriram Transport Finance Co. Ltd.	41,408	599
Great Eastern Shipping Co. Ltd.	93,331	573
* Adani Power Ltd.	251,553	564
* Essar Oil Ltd.	207,237	546
* GMR Infrastructure Ltd.	745,467	515
Castrol India Ltd.	41,330	501
Godrej Industries Ltd.	102,084	488
* Tata Communications Ltd. ADR	47,947	479
IDBI Bank Ltd.	164,815	479
Aditya Birla Nuvo Ltd.	21,073	455
Torrent Power Ltd.	78,358	426
Ashok Leyland Ltd.	361,254	417
JSW Energy Ltd.	250,611	382
Financial Technologies India Ltd.	19,257	352
Punj Lloyd Ltd.	211,766	337
* Satyam Computer Services Ltd. ADR	86,551	324
Sun TV Network Ltd.	37,959	276
Aban Offshore Ltd.	24,789	275
Mangalore Refinery & Petrochemicals Ltd.	149,186	264
* Mahanagar Telephone Nigam ADR	120,245	257
Corp Bank	22,522	255
ABB Ltd.	11,814	232
* Tata Teleservices Maharashtra Ltd.	391,536	196
* Lanco Infratech Ltd.	381,279	155
Shipping Corp. of India Ltd.	67,304	154
Dr Reddy's Laboratories Ltd.	3,491	126
Wipro Ltd.	11,269	99
* Jet Airways India Ltd.	9,411	95
		323,686
Indonesia (0.7%)
Astra International Tbk PT	2,401,000	19,888
Bank Central Asia Tbk PT	9,719,000	9,466
Bank Rakyat Indonesia Persero Tbk PT	9,689,000	7,843
United Tractors Tbk PT	2,277,272	7,305
Telekomunikasi Indonesia Tbk PT	7,958,000	6,887
Bank Mandiri Tbk PT	7,359,478	6,780
Bumi Resources Tbk PT	16,501,500	5,891
Perusahaan Gas Negara PT	7,705,000	3,596
Adaro Energy Tbk PT	10,137,720	3,143
Gudang Garam Tbk PT	458,500	2,741
Semen Gresik Persero Tbk PT	2,379,500	2,640

Kalbe Farma Tbk PT	6,057,500	2,475
Bank Negara Indonesia Persero Tbk PT	4,458,144	2,328
Unilever Indonesia Tbk PT	1,215,500	2,229
Charoen Pokphand Indonesia Tbk PT	6,580,000	2,104
Indofood Sukses Makmur Tbk PT	2,753,500	2,051
Tambang Batubara Bukit Asam Tbk PT	744,000	1,861
Indocement Tunggal Prakarsa Tbk PT	856,500	1,555
Indo Tambangraya Megah PT	259,000	1,534
Indosat Tbk PT	1,700,500	1,087
Astra Agro Lestari Tbk PT	357,500	986
Bank Danamon Indonesia Tbk PT	1,341,735	859
International Nickel Indonesia Tbk PT	1,600,000	797
Aneka Tambang Tbk PT	3,116,500	732
		96,778
Ireland (0.2%)
CRH plc	563,867	11,061
* Elan Corp. plc	458,831	5,128
Kerry Group plc Class A	106,509	4,400
Ryanair Holdings plc ADR	102,135	2,777
* Governor & Co. of the Bank of Ireland	13,169,855	1,996
Ryanair Holdings plc	58,749	270
* Anglo Irish Bank Corp. Ltd.	236,607	—
		25,632
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	707,681	33,011
Israel Chemicals Ltd.	412,552	6,936
Bank Leumi Le-Israel BM	1,174,058	5,450
Bank Hapoalim BM	770,246	3,809
Bezeq The Israeli Telecommunication Corp. Ltd.	1,554,045	3,765
Israel Corp. Ltd.	1,805	1,958
* NICE Systems Ltd.	54,710	1,950
* Israel Discount Bank Ltd. Class A	616,136	1,190
* Makhteshim-Agan Industries Ltd.	214,991	1,183
Cellcom Israel Ltd. (Registered)	37,303	971
* Isramco - LP	6,947,757	873
Mizrahi Tefahot Bank Ltd.	82,131	863
Partner Communications Co. Ltd.	58,240	835
Delek Group Ltd.	3,581	798
Elbit Systems Ltd.	16,328	772
Gazit-Globe Ltd.	64,174	766
Azrieli Group	26,709	719
* Avner Oil Exploration LLP	1,031,780	630
* Delek Drilling - LP	164,897	572
Osem Investments Ltd.	33,048	548
* Ratio Oil Exploration 1992 LP	4,320,671	522
* Oil Refineries Ltd.	682,924	460
* Delek Energy Systems Ltd.	1,164	446
Paz Oil Co. Ltd.	2,521	397
Clal Insurance Enterprises Holdings Ltd.	16,465	369
Strauss Group Ltd.	21,363	321
Shufersal Ltd.	56,514	317
* Hot Telecommunication System Ltd.	18,619	309
Migdal Insurance & Financial Holding Ltd.	171,429	292
Discount Investment Corp.	19,579	270
IDB Holding Corp. Ltd.	11,488	260
Clal Industries and Investments Ltd.	38,102	251
Harel Insurance Investments & Financial Services Ltd.	4,300	224

Shikun & Binui Ltd.	93,071	213
Jerusalem Economy Ltd.	18,922	210
* Koor Industries Ltd.	12,202	200
* B Communications Ltd.	6,936	176
Delek Automotive Systems Ltd.	16,396	175
* Menorah Mivtachim Holdings Ltd.	16,132	161
* Africa Israel Investments Ltd.	24,987	150
Ormat Industries	19,269	127
First International Bank Of Israel Ltd.	5,951	86
Property & Building Corp.	1,142	80
		73,615
Italy (1.9%)
ENI SPA	2,153,419	46,796
Enel SPA	5,556,015	31,999
UniCredit SPA	15,414,160	27,497
Assicurazioni Generali SPA	1,234,704	23,435
Intesa Sanpaolo SPA (Registered)	9,261,461	21,364
Saipem SPA	259,006	13,497
Telecom Italia SPA (Registered)	10,667,721	13,423
* Fiat Industrial SPA	655,172	8,648
Snam Rete Gas SPA	1,352,026	7,805
Atlantia SPA	370,529	6,861
Fiat SPA	628,005	6,205
Tenaris SA ADR	137,850	6,093
Terna Rete Elettrica Nazionale SPA	1,186,104	5,378
Telecom Italia SPA (Bearer)	4,790,618	5,152
Mediobanca SPA	504,963	4,641
Luxottica Group SPA	109,566	3,474
Unione di Banche Italiane SCPA	702,521	3,372
Banca Monte dei Paschi di Siena SPA	4,027,102	3,018
Pirelli & C SPA	285,360	2,959
Mediaset SPA	688,226	2,949
Finmeccanica SPA	347,720	2,668
Banco Popolare SC	1,391,446	2,666
Tenaris SA	100,247	2,197
Bulgari SPA	122,838	2,174
Exor SPA	61,666	1,853
A2A SPA	1,219,098	1,747
Autogrill SPA	105,166	1,384
^ Banca Carige SPA	621,003	1,286
Exor SPA Prior Pfd.	38,234	1,055
* Lottomatica SPA	42,574	844
* Buzzi Unicem SPA	64,063	751
^ Banca Popolare di Milano Scarl	335,967	725
Parmalat SPA	272,467	710
Mediolanum SPA	164,544	682
* Saras SPA	304,882	626
^ Italcementi SPA	73,551	592
* Edison SPA	424,615	514
* Unipol Gruppo Finanziario SPA Prior Pfd.	1,052,115	383
* Unipol Gruppo Finanziario SPA	827,082	381
Italcementi SPA RSP	87,604	329
		268,133
Japan (13.5%)
Toyota Motor Corp.	1,864,276	76,107
Mitsubishi UFJ Financial Group Inc.	11,214,237	56,944
Canon Inc.	1,055,279	50,877

Honda Motor Co. Ltd.	1,076,867	42,726
Sumitomo Mitsui Financial Group Inc.	1,120,914	35,263
Mizuho Financial Group Inc.	17,264,899	28,242
Mitsubishi Corp.	1,007,800	26,955
FANUC Corp.	142,450	26,948
NTT DoCoMo Inc.	13,936	25,787
Softbank Corp.	642,400	25,086
Komatsu Ltd.	798,800	24,937
Takeda Pharmaceutical Co. Ltd.	469,500	22,394
Panasonic Corp.	1,832,770	21,793
Mitsui & Co. Ltd.	1,082,900	20,388
KDDI Corp.	2,671	19,848
Sony Corp.	790,500	19,828
Nissan Motor Co. Ltd.	1,790,100	19,049
Nippon Telegraph & Telephone Corp.	382,845	18,934
Japan Tobacco Inc.	3,965	17,969
Inpex Corp.	2,173	16,868
Hitachi Ltd.	2,684,780	16,556
Kyocera Corp.	151,100	16,135
Mitsubishi Electric Corp.	1,276,000	15,067
Seven & I Holdings Co. Ltd.	527,036	15,028
East Japan Railway Co.	238,100	14,985
Mitsubishi Estate Co. Ltd.	826,000	14,812
Nomura Holdings Inc.	2,931,000	14,229
Tokio Marine Holdings Inc.	479,300	14,134
Shin-Etsu Chemical Co. Ltd.	255,200	13,766
Nippon Steel Corp.	4,055,000	13,658
Mitsui Fudosan Co. Ltd.	702,000	13,413
Nintendo Co. Ltd.	84,100	13,337
Toshiba Corp.	2,519,000	13,068
MS&AD Insurance Group Holdings	509,415	12,731
Denso Corp.	351,700	12,498
Mitsubishi Heavy Industries Ltd.	2,668,000	12,435
Kao Corp.	427,800	12,098
Bridgestone Corp.	482,500	12,002
Murata Manufacturing Co. Ltd.	178,400	11,554
Dai-ichi Life Insurance Co. Ltd.	7,923	11,214
Central Japan Railway Co.	1,285	11,073
ITOCHU Corp.	940,000	10,845
Astellas Pharma Inc.	277,900	10,796
JX Holdings Inc.	1,490,600	10,777
Sumitomo Corp.	743,300	10,475
JFE Holdings Inc.	362,900	9,873
Kansai Electric Power Co. Inc.	562,300	9,472
ORIX Corp.	87,160	9,402
Sumitomo Realty & Development Co. Ltd.	380,000	9,381
Keyence Corp.	32,910	9,305
FUJIFILM Holdings Corp.	308,100	9,305
Sumitomo Mitsui Trust Holdings Inc.	2,483,180	9,147
Otsuka Holdings Co. Ltd.	330,600	9,101
Daiichi Sankyo Co. Ltd.	422,800	8,737
NKSJ Holdings Inc.	1,317,400	8,693
Nidec Corp.	86,500	8,606
Kirin Holdings Co. Ltd.	576,000	8,482
Hoya Corp.	343,800	8,344
Sumitomo Metal Mining Co. Ltd.	460,000	8,145
Asahi Glass Co. Ltd.	699,600	8,083
Marubeni Corp.	1,040,000	7,804

SMC Corp.	42,300	7,779
Chubu Electric Power Co. Inc.	452,400	7,769
Tokyo Gas Co. Ltd.	1,606,000	7,673
Suzuki Motor Corp.	330,700	7,659
Toray Industries Inc.	970,000	7,543
Resona Holdings Inc.	1,507,873	7,472
Fast Retailing Co. Ltd.	42,000	7,434
Fujitsu Ltd.	1,233,000	7,256
Eisai Co. Ltd.	177,100	7,188
Terumo Corp.	125,400	7,042
Sumitomo Electric Industries Ltd.	470,900	7,030
Secom Co. Ltd.	139,700	6,969
Mitsubishi Chemical Holdings Corp.	891,500	6,949
Sumitomo Metal Industries Ltd.	2,829,000	6,782
Daikin Industries Ltd.	175,600	6,229
Daito Trust Construction Co. Ltd.	64,500	6,209
Asahi Group Holdings Ltd.	289,900	6,134
Yamada Denki Co. Ltd.	76,420	6,119
Sharp Corp.	662,000	6,098
Daiwa Securities Group Inc.	1,383,000	6,015
Aeon Co. Ltd.	476,200	5,997
Asahi Kasei Corp.	839,000	5,935
Olympus Corp.	162,200	5,768
Tokyo Electron Ltd.	107,000	5,759
Nikon Corp.	238,800	5,604
Omron Corp.	190,400	5,359
^ Tokyo Electric Power Co. Inc.	960,863	5,332
Rohm Co. Ltd.	90,700	5,285
Ajinomoto Co. Inc.	423,000	5,243
Osaka Gas Co. Ltd.	1,293,000	5,120
West Japan Railway Co.	118,800	5,055
Isuzu Motors Ltd.	1,017,000	5,044
Sumitomo Chemical Co. Ltd.	994,000	5,037
Nitto Denko Corp.	103,400	4,983
Yahoo Japan Corp.	13,955	4,949
T&D Holdings Inc.	200,800	4,913
Ricoh Co. Ltd.	445,000	4,787
JGC Corp.	153,000	4,778
Daiwa House Industry Co. Ltd.	354,000	4,771
* NEC Corp.	2,083,000	4,764
Dai Nippon Printing Co. Ltd.	419,000	4,758
Yamato Holdings Co. Ltd.	277,200	4,749
JS Group Corp.	187,800	4,698
Kubota Corp.	514,000	4,665
Kuraray Co. Ltd.	302,500	4,567
Shiseido Co. Ltd.	235,500	4,513
Dena Co. Ltd.	89,400	4,451
Aisin Seiki Co. Ltd.	116,000	4,451
Kyushu Electric Power Co. Inc.	282,200	4,445
* Mitsubishi Motors Corp.	3,293,000	4,300
Taisho Pharmaceutical Co. Ltd.	178,000	4,175
Kobe Steel Ltd.	1,872,000	4,135
Hankyu Hanshin Holdings Inc.	1,012,000	4,074
Bank of Yokohama Ltd.	824,000	4,036
Yakult Honsha Co. Ltd.	141,400	4,034
* Yamaha Motor Co. Ltd.	206,700	4,007
Ono Pharmaceutical Co. Ltd.	71,200	3,979
JTEKT Corp.	271,100	3,974

TDK Corp.	77,000	3,967
Makita Corp.	84,200	3,961
Shizuoka Bank Ltd.	418,000	3,931
Tohoku Electric Power Co. Inc.	298,900	3,863
Sekisui House Ltd.	403,000	3,857
Fuji Heavy Industries Ltd.	473,000	3,787
Odakyu Electric Railway Co. Ltd.	435,000	3,754
Mitsui OSK Lines Ltd.	712,000	3,728
Unicharm Corp.	82,300	3,716
Nippon Yusen KK	1,013,000	3,709
Tobu Railway Co. Ltd.	850,056	3,707
Nippon Electric Glass Co. Ltd.	292,500	3,680
NGK Insulators Ltd.	200,000	3,663
Shionogi & Co. Ltd.	210,000	3,624
Kawasaki Heavy Industries Ltd.	978,000	3,578
Chugoku Electric Power Co. Inc.	221,000	3,569
^ Kintetsu Corp.	1,030,000	3,476
Brother Industries Ltd.	222,100	3,465
Electric Power Development Co. Ltd.	130,400	3,448
Dentsu Inc.	110,700	3,444
Tokyu Corp.	763,000	3,426
Oriental Land Co. Ltd.	36,000	3,374
Chiba Bank Ltd.	530,000	3,359
Toyota Industries Corp.	102,900	3,354
Toppan Printing Co. Ltd.	419,000	3,314
NSK Ltd.	332,000	3,223
Lawson Inc.	59,100	3,197
OJI Paper Co. Ltd.	638,000	3,190
Nomura Research Institute Ltd.	133,700	3,186
Chugai Pharmaceutical Co. Ltd.	178,400	3,168
NTT Data Corp.	904	3,136
JSR Corp.	152,700	3,119
Shikoku Electric Power Co. Inc.	140,000	3,061
Sekisui Chemical Co. Ltd.	323,000	2,984
* Mazda Motor Corp.	1,052,000	2,891
Shimano Inc.	54,800	2,884
Fukuoka Financial Group Inc.	675,000	2,870
TonenGeneral Sekiyu KK	223,000	2,801
Nippon Express Co. Ltd.	627,000	2,765
Ibiden Co. Ltd.	91,200	2,760
THK Co. Ltd.	105,700	2,740
Nissin Foods Holdings Co. Ltd.	71,500	2,730
Benesse Holdings Inc.	62,700	2,711
Mitsubishi Materials Corp.	773,000	2,633
Teijin Ltd.	589,000	2,631
Sumitomo Heavy Industries Ltd.	371,000	2,607
Trend Micro Inc.	82,000	2,566
Keikyu Corp.	324,000	2,525
Rinnai Corp.	32,600	2,524
Konica Minolta Holdings Inc.	311,000	2,516
Sony Financial Holdings Inc.	138,300	2,490
Credit Saison Co. Ltd.	145,590	2,469
Mitsubishi Tanabe Pharma Corp.	136,000	2,464
Isetan Mitsukoshi Holdings Ltd.	232,140	2,459
Hokuriku Electric Power Co.	133,000	2,385
Daihatsu Motor Co. Ltd.	135,000	2,365
IHI Corp.	869,000	2,342
Hirose Electric Co. Ltd.	23,300	2,334

Konami Corp.	87,800	2,305
Mitsui Chemicals Inc.	604,000	2,294
Toyo Seikan Kaisha Ltd.	130,000	2,276
Keio Corp.	376,000	2,274
Hamamatsu Photonics KK	50,300	2,263
Kurita Water Industries Ltd.	77,300	2,245
All Nippon Airways Co. Ltd.	662,000	2,243
Sega Sammy Holdings Inc.	104,300	2,242
Nippon Sheet Glass Co. Ltd.	699,344	2,231
FamilyMart Co. Ltd.	58,800	2,222
Mitsubishi Gas Chemical Co. Inc.	283,000	2,206
Nitori Holdings Co. Ltd.	22,450	2,184
Advantest Corp.	118,600	2,102
Santen Pharmaceutical Co. Ltd.	51,800	2,085
Shimizu Corp.	469,000	2,079
Sankyo Co. Ltd.	38,900	2,077
Seiko Epson Corp.	120,900	2,052
Joyo Bank Ltd.	488,000	2,051
Bank of Kyoto Ltd.	224,000	2,045
Shinsei Bank Ltd.	1,603,000	2,035
Ube Industries Ltd.	598,000	2,030
Toyota Tsusho Corp.	114,800	2,010
Hokkaido Electric Power Co. Inc.	130,900	2,006
Obayashi Corp.	431,000	1,994
Keihan Electric Railway Co. Ltd.	449,000	1,969
MEIJI Holdings Co. Ltd.	44,845	1,967
Kajima Corp.	632,000	1,964
Chiyoda Corp.	152,000	1,942
Toho Co. Ltd.	111,300	1,939
Denki Kagaku Kogyo KK	401,000	1,935
Nisshin Seifun Group Inc.	151,000	1,929
Namco Bandai Holdings Inc.	152,000	1,923
Nippon Meat Packers Inc.	138,000	1,920
Kyowa Hakko Kirin Co. Ltd.	180,000	1,920
Sojitz Corp.	966,300	1,911
NOK Corp.	103,100	1,910
NTN Corp.	316,000	1,908
Aeon Mall Co. Ltd.	73,200	1,882
Amada Co. Ltd.	240,000	1,860
Showa Denko KK	888,000	1,849
Taiyo Nippon Sanso Corp.	237,000	1,849
Toho Gas Co. Ltd.	336,000	1,842
Daido Steel Co. Ltd.	258,000	1,829
Iyo Bank Ltd.	194,000	1,827
Stanley Electric Co. Ltd.	107,000	1,820
Asics Corp.	119,000	1,804
Furukawa Electric Co. Ltd.	419,000	1,800
Idemitsu Kosan Co. Ltd.	15,400	1,788
Chugoku Bank Ltd.	139,000	1,768
Hachijuni Bank Ltd.	315,000	1,748
SBI Holdings Inc.	17,520	1,719
GS Yuasa Corp.	246,000	1,706
TOTO Ltd.	218,000	1,705
Hokuhoku Financial Group Inc.	816,000	1,704
Hitachi Chemical Co. Ltd.	83,900	1,662
Taisei Corp.	695,000	1,660
Minebea Co. Ltd.	322,000	1,637
Hiroshima Bank Ltd.	372,000	1,636

Yaskawa Electric Corp.	147,000	1,628
Hitachi Metals Ltd.	115,000	1,624
Shimadzu Corp.	175,000	1,624
Mitsui Mining & Smelting Co. Ltd.	446,000	1,614
Ebara Corp.	274,000	1,612
Nippon Shokubai Co. Ltd.	123,000	1,609
Hisamitsu Pharmaceutical Co. Inc.	36,900	1,608
Toyo Suisan Kaisha Ltd.	65,000	1,608
Gree Inc.	70,100	1,605
Dowa Holdings Co. Ltd.	237,000	1,588
Nissan Chemical Industries Ltd.	133,000	1,587
^ Hitachi Construction Machinery Co. Ltd.	70,000	1,579
Zeon Corp.	145,000	1,573
Kamigumi Co. Ltd.	158,000	1,573
Yamaguchi Financial Group Inc.	154,000	1,572
Japan Steel Works Ltd.	223,000	1,563
Daicel Chemical Industries Ltd.	218,000	1,560
NHK Spring Co. Ltd.	146,000	1,555
Mitsubishi UFJ Lease & Finance Co. Ltd.	35,860	1,550
Marui Group Co. Ltd.	189,100	1,549
^ Aozora Bank Ltd.	633,000	1,544
Nippon Paper Group Inc.	69,100	1,544
Kansai Paint Co. Ltd.	166,000	1,533
Gunma Bank Ltd.	288,000	1,531
Ushio Inc.	81,200	1,527
Don Quijote Co. Ltd.	44,100	1,519
Cosmo Oil Co. Ltd.	501,000	1,512
Tokyu Land Corp.	320,000	1,502
USS Co. Ltd.	18,830	1,499
Takashimaya Co. Ltd.	201,000	1,497
Tosoh Corp.	348,000	1,475
Shimamura Co. Ltd.	14,600	1,474
Kawasaki Kisen Kaisha Ltd.	449,000	1,469
Miraca Holdings Inc.	34,700	1,458
Maruichi Steel Tube Ltd.	57,300	1,452
J Front Retailing Co. Ltd.	305,400	1,449
Fuji Electric Co. Ltd.	444,000	1,446
* Yokogawa Electric Corp.	161,700	1,429
Nishi-Nippon City Bank Ltd.	463,000	1,424
Kagome Co. Ltd.	76,500	1,401
Yamaha Corp.	118,100	1,397
Tsumura & Co.	42,600	1,394
MediPal Holdings Corp.	147,100	1,389
Nagoya Railroad Co. Ltd.	521,000	1,387
Kikkoman Corp.	125,000	1,382
Air Water Inc.	113,000	1,371
Suruga Bank Ltd.	154,000	1,337
Fujikura Ltd.	282,000	1,333
Kinden Corp.	157,000	1,328
Dainippon Sumitomo Pharma Co. Ltd.	130,000	1,321
Keisei Electric Railway Co. Ltd.	205,000	1,317
Nippon Paint Co. Ltd.	162,000	1,312
Hakuhodo DY Holdings Inc.	23,660	1,307
DIC Corp.	559,000	1,302
Sumitomo Rubber Industries Ltd.	100,100	1,299
NGK Spark Plug Co. Ltd.	92,000	1,299
Nisshin Steel Co. Ltd.	617,000	1,282
Kewpie Corp.	93,900	1,274

*	Sumco Corp.	79,800	1,264
	Alfresa Holdings Corp.	30,600	1,251
	Alps Electric Co. Ltd.	110,400	1,241
	Mabuchi Motor Co. Ltd.	23,900	1,236
	Citizen Holdings Co. Ltd.	204,800	1,230
	Dainippon Screen Manufacturing Co. Ltd.	154,000	1,211
	Taiyo Yuden Co. Ltd.	96,000	1,208
	Mitsubishi Logistics Corp.	105,000	1,207
	Yamazaki Baking Co. Ltd.	87,000	1,204
	Nanto Bank Ltd.	225,000	1,195
	Yamato Kogyo Co. Ltd.	39,800	1,194
	Yokohama Rubber Co. Ltd.	196,000	1,188
*,^ Elpida Memory Inc.		128,600	1,187
	Wacoal Holdings Corp.	88,000	1,171
	Casio Computer Co. Ltd.	163,400	1,156
	Nippon Kayaku Co. Ltd.	104,000	1,154
	Ryohin Keikaku Co. Ltd.	21,900	1,142
	Japan Petroleum Exploration Co.	22,100	1,126
	Nomura Real Estate Holdings Inc.	61,500	1,126
^	Taiheiyo Cement Corp.	569,000	1,121
	UNY Co. Ltd.	112,900	1,109
	Sumitomo Bakelite Co. Ltd.	161,000	1,102
	Hino Motors Ltd.	174,000	1,080
	Tokyo Tatemono Co. Ltd.	262,000	1,070
	Koito Manufacturing Co. Ltd.	62,000	1,066
	Senshu Ikeda Holdings Inc.	688,400	1,064
	Rengo Co. Ltd.	161,000	1,062
	Capcom Co. Ltd.	40,300	1,056
	Toyobo Co. Ltd.	681,000	1,050
	Yamatake Corp.	45,800	1,046
	Mizuho Trust & Banking Co. Ltd.	1,177,000	1,036
	Shimachu Co. Ltd.	41,400	1,032
	Nishi-Nippon Railroad Co. Ltd.	229,000	1,029
	OKUMA Corp.	97,000	1,027
	Nabtesco Corp.	40,000	1,016
	Nisshinbo Holdings Inc.	103,000	1,014
	Sumitomo Forestry Co. Ltd.	106,800	1,014
	Takata Corp.	33,500	1,001
	MISUMI Group Inc.	35,800	999
	Ito En Ltd.	54,500	995
	Mitsui Engineering & Shipbuilding Co. Ltd.	469,000	994
	Sapporo Hokuyo Holdings Inc.	227,900	985
	Tokuyama Corp.	199,000	985
	Seino Holdings Corp.	128,000	984
	Park24 Co. Ltd.	86,900	984
	Glory Ltd.	41,600	973
	Toyota Boshoku Corp.	57,900	973
*	Mizuho Securities Co. Ltd.	398,000	967
	Mori Seiki Co. Ltd.	72,000	964
	Autobacs Seven Co. Ltd.	21,400	963
	Lion Corp.	176,000	963
	Sawai Pharmaceutical Co. Ltd.	9,300	961
	Sysmex Corp.	24,900	952
	77 Bank Ltd.	217,000	952
*	Haseko Corp.	1,167,000	951
	Sumitomo Osaka Cement Co. Ltd.	328,000	949
	Awa Bank Ltd.	146,000	949
	Suzuken Co. Ltd.	37,700	946

	NTT Urban Development Corp.	1,025	939
	Komeri Co. Ltd.	31,300	934
	Ezaki Glico Co. Ltd.	81,000	932
	Toyoda Gosei Co. Ltd.	42,000	917
	Sapporo Holdings Ltd.	220,000	916
	Tokyo Steel Manufacturing Co. Ltd.	88,700	909
	Shiga Bank Ltd.	155,000	908
	Aeon Credit Service Co. Ltd.	63,500	892
	Kaneka Corp.	139,000	889
	COMSYS Holdings Corp.	88,900	885
	Sotetsu Holdings Inc.	299,000	885
	Kagoshima Bank Ltd.	129,000	874
	Kobayashi Pharmaceutical Co. Ltd.	16,800	865
	Pacific Metals Co. Ltd.	115,812	862
*	TSI Holdings Co. Ltd.	124,700	859
	Onward Holdings Co. Ltd.	100,000	843
	Higo Bank Ltd.	149,000	841
	Rohto Pharmaceutical Co. Ltd.	70,000	837
	San-In Godo Bank Ltd.	107,000	831
	Coca-Cola West Co. Ltd.	41,400	828
	Showa Shell Sekiyu KK	85,700	825
	Nichirei Corp.	184,000	815
^	Disco Corp.	14,000	814
	Lintec Corp.	28,900	805
	House Foods Corp.	44,500	801
	Mochida Pharmaceutical Co. Ltd.	74,000	791
	Tokai Carbon Co. Ltd.	138,000	781
	Canon Marketing Japan Inc.	62,700	780
	Obic Co. Ltd.	3,930	773
*,^ Promise Co. Ltd.		86,250	757
	Itochu Techno-Solutions Corp.	19,000	751
	Square Enix Holdings Co. Ltd.	38,400	747
	Toda Corp.	195,000	744
	Jafco Co. Ltd.	27,300	735
	Aoyama Trading Co. Ltd.	42,000	733
	Asatsu-DK Inc.	26,200	722
	ABC-Mart Inc.	18,600	718
	OSAKA Titanium Technologies Co.	11,000	715
	Hitachi High-Technologies Corp.	32,600	706
	Matsumotokiyoshi Holdings Co. Ltd.	33,100	703
	Hyakujushi Bank Ltd.	192,000	699
	Hokkoku Bank Ltd.	197,000	693
	Takara Holdings Inc.	125,000	688
	Musashino Bank Ltd.	19,500	687
	Nagase & Co. Ltd.	52,000	686
	Toho Titanium Co. Ltd.	25,100	686
	Juroku Bank Ltd.	214,000	670
	Oracle Corp. Japan	19,900	667
	Daishi Bank Ltd.	216,000	658
	Kissei Pharmaceutical Co. Ltd.	34,000	658
	H2O Retailing Corp.	86,000	657
	Mitsumi Electric Co. Ltd.	67,100	649
	Ogaki Kyoritsu Bank Ltd.	200,000	636
*	Acom Co. Ltd.	37,180	635
	Otsuka Corp.	9,400	624
	Hyakugo Bank Ltd.	157,000	622
	Nippon Television Network Corp.	3,950	602
	Circle K Sunkus Co. Ltd.	36,000	596

Keiyo Bank Ltd.	112,000	590
Tokai Rika Co. Ltd.	29,400	576
Fuji Media Holdings Inc.	366	567
Kansai Urban Banking Corp.	299,000	546
Izumi Co. Ltd.	35,800	544
Sundrug Co. Ltd.	16,900	544
IT Holdings Corp.	54,900	533
Shima Seiki Manufacturing Ltd.	22,200	533
Ulvac Inc.	28,600	528
Kokuyo Co. Ltd.	69,700	523
Hitachi Transport System Ltd.	28,900	519
^ Nissha Printing Co. Ltd.	28,700	517
Kose Corp.	18,600	489
Heiwa Corp.	29,900	486
Fukuyama Transporting Co. Ltd.	80,000	467
Nipro Corp.	24,600	452
^ Shinko Electric Industries Co. Ltd.	51,400	425
Hitachi Capital Corp.	28,000	412
Sohgo Security Services Co. Ltd.	35,400	409
Toshiba TEC Corp.	95,000	403
Hitachi Koki Co. Ltd.	43,300	395
Matsui Securities Co. Ltd.	78,500	393
PanaHome Corp.	55,000	391
Tokyo Broadcasting System Holdings Inc.	30,400	388
Hitachi Cable Ltd.	126,000	363
Toyota Auto Body Co. Ltd.	19,300	350
Nidec Sankyo Corp.	47,000	324
Mizuho Investors Securities Co. Ltd.	337,000	314
Tokai Rubber Industries Ltd.	20,900	303
Okasan Securities Group Inc.	83,000	300
Kandenko Co. Ltd.	62,000	290
Hikari Tsushin Inc.	11,600	285
NS Solutions Corp.	12,100	285
Sumitomo Real Estate Sales Co. Ltd.	5,710	264
TV Asahi Corp.	148	238
Funai Electric Co. Ltd.	9,100	236
Monex Group Inc.	1,126	233
Point Inc.	5,050	226
SKY Perfect JSAT Holdings Inc.	483	212
Toppan Forms Co. Ltd.	20,700	174
kabu.com Securities Co. Ltd.	48,800	154
* SFCG Co. Ltd.	140	—
		1,891,043
Luxembourg (0.0%)
RTL Group SA	11,882	1,121
* L'Occitane International SA	338,000	930
		2,051
Malaysia (0.9%)
Malayan Banking Bhd.	4,475,396	13,191
Public Bank Bhd. (Foreign)	2,785,408	12,594
CIMB Group Holdings Bhd.	4,440,800	12,360
Sime Darby Bhd.	3,583,594	11,042
Axiata Group Bhd.	5,026,937	8,631
Genting Bhd.	2,196,900	7,998
IOI Corp. Bhd.	3,926,365	6,812
* Petronas Chemicals Group Bhd.	2,549,100	5,880
DiGi.Com Bhd.	457,434	4,647

AMMB Holdings Bhd.	1,775,300	3,880
MISC Bhd.	1,424,640	3,570
Maxis Bhd.	1,751,900	3,244
Kuala Lumpur Kepong Bhd.	415,400	3,041
Genting Malaysia Bhd.	2,357,800	2,896
Petronas Gas Bhd.	622,700	2,825
PPB Group Bhd.	461,700	2,698
PLUS Expressways Bhd.	1,578,200	2,315
IJM Corp. Bhd.	1,057,620	2,245
Tenaga Nasional Bhd.	1,081,700	2,233
Gamuda Bhd.	1,587,900	1,975
SP Setia Bhd.	1,373,175	1,804
UMW Holdings Bhd.	693,900	1,727
British American Tobacco Malaysia Bhd.	109,800	1,719
Hong Leong Bank Bhd.	363,800	1,634
YTL Power International Bhd.	2,260,302	1,491
Petronas Dagangan Bhd.	231,900	1,392
Berjaya Sports Toto Bhd.	827,257	1,227
Telekom Malaysia Bhd.	831,800	1,135
Alliance Financial Group Bhd.	904,100	1,130
RHB Capital Bhd.	356,000	1,092
MMC Corp. Bhd.	1,011,300	917
Lafarge Malayan Cement Bhd.	355,010	880
Parkson Holdings Bhd.	444,556	872
* UEM Land Holdings Bhd.	918,500	804
Proton Holdings Bhd.	220,900	237
Public Bank Bhd. (Local)	28,231	128
		132,266
Mexico (1.2%)
America Movil SAB de CV	34,743,006	44,756
Grupo Mexico SAB de CV Class B	6,497,928	23,933
Wal-Mart de Mexico SAB de CV	5,711,700	15,757
Fomento Economico Mexicano SAB de CV	1,721,700	12,440
Grupo Televisa SA	2,224,100	9,893
Grupo Financiero Banorte SAB de CV	1,853,400	8,099
Industrias Penoles SAB de CV	126,959	5,475
Telefonos de Mexico SAB de CV	5,924,680	4,790
Grupo Bimbo SAB de CV Class A	1,862,228	4,481
Grupo Elektra SA de CV	58,045	4,228
* Cemex SAB de CV ADR	536,420	3,776
Grupo Financiero Inbursa SA	786,100	3,714
Grupo Modelo SAB de CV	527,600	3,255
Alfa SAB de CV Class A	211,370	3,108
* Minera Frisco SAB de CV	615,344	3,084
Mexichem SAB de CV	567,929	2,450
Kimberly-Clark de Mexico SAB de CV Class A	326,780	2,044
* Cemex SAB de CV	2,869,707	2,019
Grupo Aeroportuario del Pacifico SAB de CV Class B	378,095	1,549
Grupo Carso SAB de CV	533,800	1,503
* Urbi Desarrollos Urbanos SAB de CV	396,000	872
* Organizacion Soriana SAB de CV Class B	289,100	802
* Inmuebles Carso SAB de CV	502,700	487
Grupo Aeroportuario del Pacifico SAB de CV ADR	64	3
		162,518
Morocco (0.0%)
Maroc Telecom SA	142,515	2,498

Douja Promotion Groupe Addoha SA	103,011	1,209
		3,707
Netherlands (1.6%)
Unilever NV	1,235,126	40,111
* ING Groep NV	3,076,439	33,013
Koninklijke Philips Electronics NV	785,533	19,511
Koninklijke KPN NV	1,217,823	17,367
Heineken NV	229,428	13,576
ASML Holding NV	343,880	12,250
Koninklijke Ahold NV	913,833	12,168
Akzo Nobel NV	184,841	11,291
* Aegon NV	1,514,313	8,666
Koninklijke DSM NV	144,456	8,191
Reed Elsevier NV	576,563	7,689
Fugro NV	63,605	4,903
Wolters Kluwer NV	236,263	4,899
Heineken Holding NV	92,045	4,677
Randstad Holding NV	101,503	4,562
Corio NV	72,593	4,426
* TNT Express NV	326,294	3,305
SBM Offshore NV	132,399	3,165
Koninklijke Boskalis Westminster NV	61,007	2,567
PostNL NV	305,109	2,382
Koninklijke Vopak NV	40,578	2,025
		220,744
New Zealand (0.1%)
Fletcher Building Ltd.	556,181	3,972
Telecom Corp. of New Zealand Ltd.	1,540,462	3,542
Auckland International Airport Ltd.	803,009	1,593
Sky City Entertainment Group Ltd.	454,524	1,469
Contact Energy Ltd.	267,593	1,218
Fisher & Paykel Healthcare Corp. Ltd.	414,347	911
Sky Network Television Ltd.	146,427	743
Kiwi Income Property Trust	817,166	725
Vector Ltd.	226,009	471
Warehouse Group Ltd.	112,293	350
Air New Zealand Ltd.	205,295	212
		15,206
Norway (0.6%)
Statoil ASA	1,016,060	25,042
DnB NOR ASA	969,448	14,098
Telenor ASA	660,943	11,046
Yara International ASA	173,892	9,933
Seadrill Ltd.	265,884	9,255
Orkla ASA	822,110	7,726
Norsk Hydro ASA	824,089	5,866
Storebrand ASA	360,239	2,994
Aker Solutions ASA	162,173	2,838
*,^ Renewable Energy Corp. ASA	380,122	704
* Kvaerner ASA	162,173	345
		89,847
Peru (0.1%)
Cia de Minas Buenaventura SA ADR	143,268	5,865
Credicorp Ltd.	47,970	4,512
Volcan Cia Minera SAA Class B	1,390,198	1,625

	Cia de Minas Buenaventura SA	21,537	886
			12,888
Philippines (0.1%)
	Manila Electric Co.	342,300	2,266
	Ayala Land Inc.	5,070,064	2,026
	Bank of the Philippine Islands	1,371,064	1,942
	SM Investments Corp.	135,690	1,749
	Aboitiz Equity Ventures Inc.	1,737,660	1,728
	Philippine Long Distance Telephone Co.	28,050	1,591
	Aboitiz Power Corp.	1,684,080	1,298
	Banco de Oro Unibank Inc.	804,500	1,221
	Ayala Corp.	123,888	959
	SM Prime Holdings Inc.	3,417,302	936
	Metropolitan Bank & Trust	478,131	872
	Globe Telecom Inc.	26,850	611
	Jollibee Foods Corp.	285,600	589
	Petron Corp.	1,307,000	503
			18,291
Poland (0.4%)
^	KGHM Polska Miedz SA	118,722	8,126
	Powszechna Kasa Oszczednosci Bank Polski SA	491,130	7,239
	Powszechny Zaklad Ubezpieczen SA	50,849	6,915
	Bank Pekao SA	82,781	4,732
*,^ Polski Koncern Naftowy Orlen SA		275,564	4,619
	PGE SA	443,294	3,693
^	Telekomunikacja Polska SA	528,786	3,310
	Tauron Polska Energia SA	1,016,682	2,353
	Polskie Gornictwo Naftowe i Gazownictwo SA	927,237	1,412
*	Getin Holding SA	285,515	1,160
*,^ BRE Bank SA		9,334	1,065
	ING Bank Slaski SA	2,867	876
	Bank Handlowy w Warszawie SA	29,067	858
^	TVN SA	132,739	804
*	Enea SA	102,435	693
*	Globe Trade Centre SA	78,081	462
*	Jastrzebska Spolka Weglowa SA	8,338	409
			48,726
Portugal (0.2%)
	EDP - Energias de Portugal SA	2,177,521	7,565
	Portugal Telecom SGPS SA	717,737	6,188
	Galp Energia SGPS SA Class B	197,970	4,472
	Jeronimo Martins SGPS SA	198,921	3,892
*,^ Banco Comercial Portugues SA		4,302,268	1,985
	Brisa Auto-Estradas de Portugal SA	357,842	1,664
*	EDP Renovaveis SA	211,329	1,370
	Cimpor Cimentos de Portugal SGPS SA	139,383	1,082
^	Banco Espirito Santo SA	246,827	934
*,^ Banco BPI SA		427,554	576
			29,728
Russia (1.6%)
	Gazprom OAO ADR	3,771,772	53,973
	Lukoil OAO ADR	508,184	33,793
	Sberbank of Russia	6,878,679	25,341
	MMC Norilsk Nickel OJSC ADR	759,291	20,232
	Rosneft Oil Co. GDR	1,529,106	12,977
	NovaTek OAO	725,637	10,464

	Tatneft ADR	220,029	9,187
	Uralkali	670,166	6,558
	Surgutneftegas OJSC ADR	583,993	5,890
	VTB Bank OJSC GDR	868,540	5,195
	Mobile Telesystems OJSC	594,930	5,177
^	Rostelecom OJSC ADR	112,606	4,915
	Federal Hydrogenerating Co. JSC	92,089,558	4,602
*	Polymetal JSC	190,891	3,965
	Severstal OAO GDR	155,472	3,004
	Federal Grid Co. Unified Energy System JSC	204,406,667	2,800
	Novolipetsk Steel OJSC	556,243	2,090
	Mobile Telesystems OJSC ADR	92,735	1,742
*	IDGC Holding JSC	13,444,327	1,713
	Inter Rao Ues OAO	1,094,890,600	1,577
	VTB Bank OJSC	512,146,217	1,542
*	Rostelecom OJSC (Issue 8)	216,717	1,482
*	E.ON Russia JSC	14,199,000	1,400
	Raspadskaya	168,900	989
	TMK OAO	215,169	953
	Magnitogorsk Iron & Steel Works	1,095,748	951
	Polyus Gold OJSC ADR	31,470	912
	Mosenergo OAO	8,661,629	804
*	Rostelecom OJSC (Issue 11)	88,400	604
	Aeroflot - Russian Airlines OJSC	231,082	586
	TGK-1 OAO	778,059,000	443
*	Rostelecom OJSC (Issue 2)	50,000	342
*	Rostelecom OJSC (Issue 3)	50,000	341
*	PIK Group	47,161	178
*	Rostelecom OJSC (Issue 14)	24,689	168
*	Rostelecom OJSC (Issue 10)	24,498	168
*	Rostelecom OJSC (Issue 12)	14,511	99
*	Rostelecom OJSC (Issue 6)	12,045	82
*	Rostelecom OJSC (Issue 13)	8,300	57
*	Rostelecom OJSC (Issue 7)	7,540	52
	Federal Hydrogenerating Co. JSC	467,678	23
*,1 Yenisei Territorial Generating Co. GDR		5,021	10
			227,381
Singapore (1.3%)
	DBS Group Holdings Ltd.	1,374,200	17,709
	Singapore Telecommunications Ltd.	6,310,000	17,581
	Oversea-Chinese Banking Corp. Ltd.	1,996,600	16,467
	United Overseas Bank Ltd.	932,460	15,815
	Wilmar International Ltd.	2,022,024	9,892
	Keppel Corp. Ltd.	1,067,700	9,813
*	Genting Singapore plc	4,855,800	7,649
	CapitaLand Ltd.	2,517,998	6,054
	Noble Group Ltd.	3,804,072	5,899
	Fraser and Neave Ltd.	1,142,000	5,684
	Singapore Airlines Ltd.	474,670	5,589
	Singapore Exchange Ltd.	864,000	5,354
	City Developments Ltd.	545,498	4,779
	Jardine Cycle & Carriage Ltd.	114,000	4,574
	Singapore Press Holdings Ltd.	1,337,000	4,373
	Golden Agri-Resources Ltd.	7,167,251	4,335
	Olam International Ltd.	1,458,726	3,189
	SembCorp Industries Ltd.	715,000	3,006
	Singapore Technologies Engineering Ltd.	1,187,151	2,973

	SembCorp Marine Ltd.	662,600	2,963
	CapitaMall Trust	1,886,800	2,951
	Ascendas REIT	1,622,000	2,747
	ComfortDelGro Corp. Ltd.	1,861,424	2,215
	CapitaCommercial Trust	1,696,235	1,985
	UOL Group Ltd.	462,000	1,977
	Keppel Land Ltd.	560,724	1,781
	Yangzijiang Shipbuilding Holdings Ltd.	1,471,964	1,774
	Venture Corp. Ltd.	220,000	1,440
	CapitaMalls Asia Ltd.	1,185,000	1,411
	StarHub Ltd.	535,840	1,255
	Singapore Post Ltd.	1,138,000	1,034
^	Cosco Corp. Singapore Ltd.	692,000	1,020
^	Neptune Orient Lines Ltd.	817,750	976
	SMRT Corp. Ltd.	615,000	940
	M1 Ltd.	294,900	640
	Wing Tai Holdings Ltd.	426,000	523
	SIA Engineering Co. Ltd.	155,000	521
*,^ Indofood Agri Resources Ltd.		331,000	459
	Yanlord Land Group Ltd.	409,000	422
	Wheelock Properties Singapore Ltd.	271,000	417
^	GuocoLand Ltd.	203,999	368
	Hotel Properties Ltd.	136,000	261
	STATS ChipPAC Ltd.	313,000	164
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	190,356	29
			181,008
South Africa (2.0%)
	MTN Group Ltd.	1,500,102	32,452
	Sasol Ltd.	507,279	25,445
	Standard Bank Group Ltd.	1,260,843	18,334
	Naspers Ltd.	320,515	17,153
	Impala Platinum Holdings Ltd.	500,203	12,774
	AngloGold Ashanti Ltd.	301,950	12,663
	FirstRand Ltd.	3,335,688	9,607
	Gold Fields Ltd.	574,305	8,913
	Sanlam Ltd.	1,667,864	6,731
	Shoprite Holdings Ltd.	431,343	6,703
	Remgro Ltd.	378,911	6,278
	Bidvest Group Ltd.	259,462	6,089
	Kumba Iron Ore Ltd.	76,575	5,830
	ABSA Group Ltd.	286,896	5,637
	Anglo American Platinum Ltd.	63,099	5,393
	Harmony Gold Mining Co. Ltd.	349,811	4,734
	Vodacom Group Ltd.	352,597	4,486
	Nedbank Group Ltd.	202,722	4,257
	Steinhoff International Holdings Ltd.	1,208,091	4,214
	Truworths International Ltd.	367,524	3,982
	Growthpoint Properties Ltd.	1,272,816	3,504
	Tiger Brands Ltd.	111,075	3,381
	African Bank Investments Ltd.	639,287	3,219
	Aspen Pharmacare Holdings Ltd.	256,481	3,193
	Woolworths Holdings Ltd.	675,417	3,185
	RMB Holdings Ltd.	837,699	3,158
	MMI Holdings Ltd.	1,174,374	2,982
	Imperial Holdings Ltd.	165,426	2,842
	Foschini Group Ltd.	187,499	2,468
	Netcare Ltd.	1,130,505	2,458

Exxaro Resources Ltd.	85,072	2,284
Mr Price Group Ltd.	189,537	2,088
* Sappi Ltd.	428,328	1,949
African Rainbow Minerals Ltd.	67,154	1,895
Spar Group Ltd.	131,410	1,806
Barloworld Ltd.	185,805	1,794
ArcelorMittal South Africa Ltd.	174,083	1,789
Pretoria Portland Cement Co. Ltd.	459,978	1,775
Nampak Ltd.	534,031	1,772
Massmart Holdings Ltd.	80,119	1,730
Investec Ltd.	208,523	1,680
Aveng Ltd.	306,821	1,642
Telkom SA Ltd.	303,712	1,625
Capital Property Fund	1,242,984	1,596
Life Healthcare Group Holdings Ltd.	604,602	1,572
Northam Platinum Ltd.	253,851	1,407
Reunert Ltd.	156,696	1,393
Discovery Holdings Ltd.	235,946	1,382
AVI Ltd.	280,552	1,354
Adcock Ingram Holdings Ltd.	139,552	1,272
Clicks Group Ltd.	211,670	1,264
Sun International Ltd.	89,466	1,255
Liberty Holdings Ltd.	111,689	1,252
Murray & Roberts Holdings Ltd.	264,835	1,220
Medi-Clinic Corp. Ltd.	255,953	1,208
Pick n Pay Stores Ltd.	193,073	1,183
Aeci Ltd.	95,755	1,147
Tongaat Hulett Ltd.	78,758	1,108
Lewis Group Ltd.	72,272	915
Mondi Ltd.	114,766	910
JD Group Ltd.	129,048	825
Fountainhead Property Trust	847,492	820
Capitec Bank Holdings Ltd.	29,255	793
Santam Ltd.	36,953	728
Illovo Sugar Ltd.	172,233	668
Wilson Bayly Holmes-Ovcon Ltd.	40,864	660
JSE Ltd.	61,328	606
Grindrod Ltd.	248,189	514
African Oxygen Ltd.	142,542	451
Pick'n Pay Holdings Ltd.	154,332	402
Allied Technologies Ltd.	41,309	374
* Royal Bafokeng Platinum Ltd.	38,240	328
* Mpact Ltd.	130,027	267
		284,768
South Korea (4.0%)
1 Samsung Electronics Co. Ltd. GDR	152,731	60,399
Samsung Electronics Co. Ltd.	39,994	32,026
POSCO ADR	274,232	30,111
Hyundai Motor Co.	130,898	29,142
Hyundai Mobis	58,027	20,890
LG Chem Ltd.	39,594	17,656
Hyundai Heavy Industries Co. Ltd.	45,147	17,454
Kia Motors Corp.	237,848	17,437
Shinhan Financial Group Co. Ltd. ADR	171,572	16,474
KB Financial Group Inc. ADR	291,142	14,444
SK Innovation Co. Ltd.	54,928	11,324
Samsung C&T Corp.	123,823	9,848

S-Oil Corp.	67,265	9,511
Samsung Fire & Marine Insurance Co. Ltd.	37,740	8,537
Hynix Semiconductor Inc.	352,280	8,121
Samsung Engineering Co. Ltd.	31,449	7,751
Hana Financial Group Inc.	194,820	7,641
Samsung Heavy Industries Co. Ltd.	183,910	7,482
* NHN Corp.	37,547	7,474
OCI Co. Ltd.	18,419	7,103
LG Electronics Inc.	86,422	6,585
LG Display Co. Ltd.	210,590	5,418
Hyundai Engineering & Construction Co. Ltd.	65,343	5,355
^ Honam Petrochemical Corp.	12,569	5,149
* Korea Electric Power Corp. ADR	424,767	5,131
LG Corp.	67,956	5,080
SK Telecom Co. Ltd. ADR	314,619	5,009
SK Holdings Co. Ltd.	28,036	4,827
Korea Zinc Co. Ltd.	11,093	4,594
Samsung Life Insurance Co. Ltd.	47,341	4,483
Cheil Industries Inc.	39,170	4,474
Samsung SDI Co. Ltd.	26,960	4,344
* E-Mart Co. Ltd.	16,356	4,266
Woori Finance Holdings Co. Ltd.	316,100	4,165
LG Household & Health Care Ltd.	9,198	4,161
Hyundai Steel Co.	33,313	4,106
KT Corp. ADR	206,338	4,077
NCSoft Corp.	12,963	3,989
Samsung Securities Co. Ltd.	52,885	3,985
Amorepacific Corp.	3,473	3,956
Hankook Tire Co. Ltd.	90,930	3,698
Samsung Electro-Mechanics Co. Ltd.	44,371	3,655
Kangwon Land Inc.	127,820	3,636
GS Engineering & Construction Corp.	30,471	3,441
KT&G Corp.	54,685	3,405
Daelim Industrial Co. Ltd.	27,308	3,267
^ Celltrion Inc.	69,299	3,153
Hyundai Department Store Co. Ltd.	18,054	3,149
GS Holdings	36,590	3,136
Samsung Techwin Co. Ltd.	41,773	3,062
Lotte Shopping Co. Ltd.	6,850	2,954
Hanwha Corp.	58,870	2,886
Dongbu Insurance Co. Ltd.	54,580	2,708
Doosan Corp.	19,147	2,684
LS Corp.	24,686	2,562
^ Hanwha Chem Corp.	53,680	2,367
Hyosung Corp.	26,624	2,357
* BS Financial Group Inc.	151,280	2,332
Woongjin Coway Co. Ltd.	59,430	2,295
Industrial Bank of Korea	128,450	2,208
CJ CheilJedang Corp.	7,333	2,130
^ Daewoo Shipbuilding & Marine Engineering Co. Ltd.	59,300	2,106
Doosan Heavy Industries and Construction Co. Ltd.	32,595	2,088
SK C&C Co. Ltd.	15,257	2,018
Daewoo Securities Co. Ltd.	113,580	1,997
Hyundai Development Co.	60,050	1,886
Hyundai Mipo Dockyard	11,835	1,874
* DGB Financial Group Inc.	115,910	1,836
Shinhan Financial Group Co. Ltd.	37,591	1,801
Korea Exchange Bank	202,860	1,798

	Korean Air Lines Co. Ltd.	28,159	1,797
	Shinsegae Co. Ltd.	5,651	1,756
	Korea Investment Holdings Co. Ltd.	43,700	1,728
	Samsung Card Co.	28,427	1,617
*,^ Doosan Infracore Co. Ltd.		64,730	1,612
	Hyundai Securities Co.	130,330	1,575
^	Hyundai Merchant Marine Co. Ltd.	53,763	1,527
	Lotte Confectionery Co. Ltd.	844	1,441
	Korea Life Insurance Co. Ltd.	198,770	1,408
	AMOREPACIFIC Group	6,356	1,399
	Woori Investment & Securities Co. Ltd.	77,840	1,393
	KCC Corp.	4,116	1,367
	Dongkuk Steel Mill Co. Ltd.	34,580	1,301
	Daum Communications Corp.	9,864	1,235
	Yuhan Corp.	8,836	1,227
^	Daewoo International Corp.	32,163	1,218
*	Daewoo Engineering & Construction Co. Ltd.	95,429	1,117
	S1 Corp.	20,830	1,110
	KB Financial Group Inc.	21,834	1,086
	Cheil Worldwide Inc.	68,520	1,082
	Hyundai Glovis Co. Ltd.	5,935	1,082
	STX Offshore & Shipbuilding Co. Ltd.	44,810	1,034
	Lotte Chilsung Beverage Co. Ltd.	715	984
	Samsung Fine Chemicals Co. Ltd.	14,600	975
^	Hyundai Hysco	20,850	957
	Hanjin Shipping Co. Ltd.	47,449	948
	CJ Corp.	11,566	933
	LG Uplus Corp.	182,230	919
	STX Corp. Co. Ltd.	43,788	852
	NongShim Co. Ltd.	3,516	844
*	Hanjin Heavy Industries & Construction Co. Ltd.	28,772	837
*	Korea Express Co. Ltd.	8,632	831
	Halla Climate Control Corp.	32,630	796
^	SKC Co. Ltd.	11,170	738
	SK Networks Co. Ltd.	55,870	683
	Korea Gas Corp.	17,760	601
^	STX Pan Ocean Co. Ltd.	76,430	576
	Mirae Asset Securities Co. Ltd.	11,372	528
	Hite Brewery Co. Ltd.	4,964	523
	Daishin Securities Co. Ltd.	38,520	499
	KEPCO Engineering & Construction Co. Inc.	5,831	414
	KT Corp.	10,731	402
	LG Hausys Ltd.	4,342	345
	POSCO	699	309
*	Korea Electric Power Corp.	12,280	298
	Lotte Midopa Co. Ltd.	10,880	266
^	Hanjin Shipping Holdings Co. Ltd.	20,539	248
	Daishin Securities Co. Ltd. Prior Pfd.	21,130	168
	SK Telecom Co. Ltd.	745	104
			559,158
Spain (2.4%)
	Telefonica SA	3,639,506	81,123
	Banco Santander SA	6,689,842	70,413
	Banco Bilbao Vizcaya Argentaria SA	3,619,869	37,918
	Repsol YPF SA	967,389	30,510
	Iberdrola SA	3,533,798	28,715
	Inditex SA	197,625	17,870

^	ACS Actividades de Construccion y Servicios SA	186,310	7,870
	Gas Natural SDG SA	292,679	5,884
	Ferrovial SA	436,779	5,569
	Abertis Infraestructuras SA	292,539	5,382
	CaixaBank	801,241	4,628
^	Banco Popular Espanol SA	831,674	4,296
^	Banco de Sabadell SA	1,109,407	4,147
*	Grifols SA	170,537	3,727
^	Acerinox SA	194,710	3,213
	Enagas SA	140,763	3,207
*	International Consolidated Airlines Group SA (London Shares)	742,909	2,885
	Mapfre SA	718,321	2,546
^	Indra Sistemas SA	127,278	2,523
	Red Electrica Corp. SA	44,398	2,418
*	Distribuidora Internacional de Alimentacion SA	536,956	2,276
	Acciona SA	20,343	2,104
	Endesa SA	67,653	1,983
^	Bankinter SA	276,024	1,701
	Zardoya Otis SA	117,313	1,696
	Gamesa Corp. Tecnologica SA	198,707	1,452
	Corp Financiera Alba	22,995	1,222
^	Mediaset Espana Comunicacion SA	124,398	1,165
^	Fomento de Construcciones y Contratas SA	40,290	1,105
^	Banco Espanol de Credito SA	62,761	476
*,^ Banco de Valencia SA		209,411	410
			340,434
Sweden (2.0%)
	Telefonaktiebolaget LM Ericsson Class B	2,387,021	29,983
	Nordea Bank AB	2,390,235	25,423
	Volvo AB Class B	1,152,000	18,574
	Hennes & Mauritz AB Class B	462,910	15,795
	Svenska Handelsbanken AB Class A	488,684	15,385
	Sandvik AB	941,052	15,004
	Swedbank AB Class A	752,868	13,183
	TeliaSonera AB	1,720,747	13,159
	Skandinaviska Enskilda Banken AB Class A	1,715,488	13,056
	Atlas Copco AB Class A	500,804	11,819
	Volvo AB Class A	534,595	8,617
	SKF AB	323,565	8,511
	Investor AB Class B	359,056	7,798
	Tele2 AB	333,740	7,097
	Assa Abloy AB Class B	276,247	7,092
	Svenska Cellulosa AB Class B	477,447	6,951
	Atlas Copco AB Class B	308,597	6,488
	Scania AB Class B	319,668	6,215
	Swedish Match AB	165,453	6,153
	Alfa Laval AB	252,460	5,268
	Skanska AB Class B	315,391	5,129
	Getinge AB	175,110	4,723
	Electrolux AB Class B	237,283	4,472
	Kinnevik Investment AB Class B	183,147	4,216
	Boliden AB	215,333	3,722
	Ratos AB	189,210	3,434
	Industrivarden AB Class A	211,880	3,323
	Modern Times Group AB Class B	48,533	3,291
	Securitas AB Class B	275,964	2,809
	SSAB AB Class A	193,939	2,608

Husqvarna AB	357,108	2,062
Holmen AB	47,493	1,382
Industrivarden AB	92,179	1,377
SSAB AB Class B	61,682	731
* CDON Group AB	52,585	356
Scania AB Class A	16,725	325
		285,531
Switzerland (5.4%)
Nestle SA	2,746,393	174,950
Novartis AG	1,968,755	120,689
Roche Holding AG	556,889	99,931
* UBS AG	3,007,083	49,643
ABB Ltd.	1,841,069	44,097
Credit Suisse Group AG	951,926	34,224
Zurich Financial Services AG	116,891	27,797
Cie Financiere Richemont SA	413,744	26,721
Syngenta AG	74,983	23,870
Swiss Re AG	293,823	16,542
Transocean Ltd.	252,539	15,335
Swatch Group AG (Bearer)	24,381	13,222
Holcim Ltd.	192,327	13,187
SGS SA	4,650	9,032
Givaudan SA	7,314	8,009
Swisscom AG	16,490	7,937
Geberit AG	32,601	7,693
Julius Baer Group Ltd.	164,437	6,987
Adecco SA	112,954	6,788
1 Synthes Inc.	37,599	6,768
Kuehne & Nagel International AG	47,417	6,629
Lindt & Spruengli AG	111	4,240
Baloise Holding AG	40,191	3,998
Actelion Ltd.	76,033	3,860
Swiss Life Holding AG	25,294	3,756
Sonova Holding AG	39,262	3,715
Swatch Group AG (Registered)	39,354	3,664
Lonza Group AG	41,848	3,564
Pargesa Holding SA	30,546	2,705
Schindler Holding AG (Registered)	22,799	2,660
GAM Holding AG	161,499	2,505
Lindt & Spruengli AG	698	2,273
Sika AG	843	1,973
Nobel Biocare Holding AG	100,860	1,930
Schindler Holding AG (Bearer)	15,695	1,845
Straumann Holding AG	6,453	1,470
BKW FMB Energie AG	12,974	803
EFG International AG	34,867	383
		765,395
Taiwan (2.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,316,228	40,989
Hon Hai Precision Industry Co. Ltd.	8,466,525	24,145
HTC Corp.	679,570	20,215
Formosa Plastics Corp.	4,876,220	18,361
Nan Ya Plastics Corp.	6,255,370	17,305
Formosa Chemicals & Fibre Corp.	3,403,210	12,330
Chunghwa Telecom Co. Ltd. ADR	285,478	9,923
Taiwan Semiconductor Manufacturing Co. Ltd.	3,832,107	9,523
Cathay Financial Holding Co. Ltd.	6,232,763	9,345

China Steel Corp.	8,502,453	8,869
Fubon Financial Holding Co. Ltd.	5,072,435	8,275
MediaTek Inc.	865,227	7,750
Chinatrust Financial Holding Co. Ltd.	7,954,128	7,183
Mega Financial Holding Co. Ltd.	6,681,000	6,432
Formosa Petrochemical Corp.	1,515,580	5,710
Uni-President Enterprises Corp.	3,422,700	5,617
Quanta Computer Inc.	2,259,480	5,566
Delta Electronics Inc.	1,428,818	5,057
Asustek Computer Inc.	601,023	4,837
Taiwan Cement Corp.	2,907,768	4,601
* Yuanta Financial Holding Co. Ltd.	6,369,845	4,554
Compal Electronics Inc.	3,482,510	4,518
Far Eastern New Century Corp.	2,803,414	4,498
Taiwan Mobile Co. Ltd.	1,469,609	4,046
Foxconn Technology Co. Ltd.	866,254	3,996
President Chain Store Corp.	614,904	3,934
United Microelectronics Corp. ADR	1,670,197	3,841
AU Optronics Corp. ADR	691,367	3,809
Cheng Shin Rubber Industry Co. Ltd.	1,230,667	3,694
Catcher Technology Co. Ltd.	403,153	3,521
Advanced Semiconductor Engineering Inc. ADR	661,795	3,514
First Financial Holding Co. Ltd.	4,064,866	3,371
China Development Financial Holding Corp.	8,718,353	3,342
* Chimei Innolux Corp.	5,844,575	3,134
Hua Nan Financial Holdings Co. Ltd.	3,927,143	3,093
Synnex Technology International Corp.	1,201,990	3,086
Taiwan Cooperative Bank	3,586,740	2,933
Acer Inc.	2,104,822	2,920
Asia Cement Corp.	1,828,526	2,826
Largan Precision Co. Ltd.	80,068	2,696
Taishin Financial Holding Co. Ltd.	4,923,431	2,630
Wistron Corp.	1,551,489	2,612
Chang Hwa Commercial Bank	3,134,840	2,482
Yulon Motor Co. Ltd.	932,898	2,441
SinoPac Financial Holdings Co. Ltd.	5,579,000	2,418
Siliconware Precision Industries Co. ADR	484,752	2,390
Lite-On Technology Corp.	1,807,723	2,364
Taiwan Glass Industrial Corp.	1,366,954	2,120
Unimicron Technology Corp.	1,190,975	2,119
MStar Semiconductor Inc.	420,539	2,101
Pou Chen Corp.	2,335,725	2,087
Far EasTone Telecommunications Co. Ltd.	1,235,643	2,043
Taiwan Fertilizer Co. Ltd.	568,000	2,030
* Shin Kong Financial Holding Co. Ltd.	4,389,005	1,896
E.Sun Financial Holding Co. Ltd.	2,203,842	1,525
Epistar Corp.	649,000	1,523
* Pegatron Corp.	1,295,038	1,489
KGI Securities Co. Ltd.	2,583,000	1,459
* Walsin Lihwa Corp.	2,789,000	1,327
Macronix International	2,584,937	1,292
Polaris Securities Co. Ltd.	1,692,359	1,268
United Microelectronics Corp.	2,768,000	1,244
Formosa Taffeta Co. Ltd.	1,026,000	1,161
Inventec Co. Ltd.	2,298,400	1,128
Advantech Co. Ltd.	313,105	1,058
* Eva Airways Corp.	1,150,201	1,026
Teco Electric and Machinery Co. Ltd.	1,427,000	1,020

Chicony Electronics Co. Ltd.	511,218	980
Novatek Microelectronics Corp.	343,916	962
* Taiwan Business Bank	2,477,200	949
Capital Securities Corp.	1,799,243	905
* Tatung Co. Ltd.	1,750,794	898
Feng Hsin Iron & Steel Co.	474,790	878
Chunghwa Telecom Co. Ltd.	249,854	866
Giant Manufacturing Co. Ltd.	215,625	864
China Airlines Ltd.	1,453,244	848
Cheng Uei Precision Industry Co. Ltd.	275,078	831
* Evergreen Marine Corp. Taiwan Ltd.	1,200,000	823
Oriental Union Chemical Corp.	451,083	813
Yageo Corp.	1,713,000	696
Yuen Foong Yu Paper Manufacturing Co. Ltd.	1,368,918	681
China Motor Corp.	570,105	664
Far Eastern International Bank	1,333,483	662
Coretronic Corp.	555,386	654
Realtek Semiconductor Corp.	355,939	650
Ton Yi Industrial Corp.	978,600	645
Nan Ya Printed Circuit Board Corp.	191,395	643
Waterland Financial Holdings Co. Ltd.	1,340,329	607
* Yang Ming Marine Transport Corp.	929,369	594
U-Ming Marine Transport Corp.	322,000	566
Eternal Chemical Co. Ltd.	534,056	564
* Wan Hai Lines Ltd.	793,050	557
* Powerchip Technology Corp.	4,183,958	545
* Winbond Electronics Corp.	1,979,000	529
* Ritek Corp.	2,069,397	509
Taiwan Secom Co. Ltd.	271,000	502
President Securities Corp.	687,260	498
* HannStar Display Corp.	3,902,463	489
Cathay Real Estate Development Co. Ltd.	897,000	482
* Inotera Memories Inc.	1,711,025	466
D-Link Corp.	525,870	463
* CMC Magnetics Corp.	2,276,000	457
Transcend Information Inc.	161,455	437
LITE-ON IT Corp.	353,654	427
* Nanya Technology Corp.	1,662,753	386
Mitac International Corp.	873,736	346
Qisda Corp.	1,010,452	335
Micro-Star International Co. Ltd.	658,929	330
Faraday Technology Corp.	233,897	303
Advanced Semiconductor Engineering Inc.	271,000	293
* Chunghwa Picture Tubes	2,447,130	292
Compal Communications Inc.	222,520	270
Vanguard International Semiconductor Corp.	476,466	235
Siliconware Precision Industries Co.	176,000	175
AU Optronics Corp.	313,000	172
* Tatung Co. Ltd. GDR	11,142	121
* First Financial Holding Co. Ltd. Rights Exp. 9/9/2011	355,246	42
		379,516
Thailand (0.4%)
PTT Exploration & Production PCL (Foreign)	1,108,572	6,816
PTT PCL (Foreign)	564,700	6,545
Kasikornbank PCL (Foreign)	954,000	4,528
Siam Commercial Bank PCL (Foreign)	1,042,186	4,406
Advanced Info Service PCL (Foreign)	1,054,650	4,078

Siam Cement PCL (Foreign)	242,012	3,555
CP ALL PCL (Foreign)	1,502,100	2,487
Bangkok Bank PCL (Foreign)	416,997	2,465
Charoen Pokphand Foods PCL (Foreign)	1,947,300	2,067
Bank of Ayudhya PCL(Local)	1,981,253	1,859
Indorama Ventures PCL	1,121,700	1,642
Thai Oil PCL (Foreign)	612,800	1,569
PTT PCL	114,600	1,328
Krung Thai Bank PCL (Foreign)	1,740,000	1,211
PTT Chemical PCL (Foreign)	218,600	1,187
TMB Bank PCL	17,026,600	1,162
IRPC PCL (Foreign)	5,950,900	1,143
Banpu PCL	45,800	1,118
PTT Aromatics & Refining PCL (Foreign)	756,596	1,075
Banpu PCL (Local)	39,600	969
Siam Commercial Bank PCL (Local)	195,000	824
BEC World PCL (Foreign)	573,400	789
Total Access Communication PCL (Local)	305,200	688
Siam Makro PCL (Foreign)	74,500	581
^ Total Access Communication PCL (Foreign)	246,500	556
Central Pattana PCL	451,600	556
Thai Union Frozen Products PCL (Foreign)	278,880	532
Airports of Thailand PCL (Foreign)	324,200	510
Land and Houses PCL (Foreign)	2,192,600	506
Electricity Generating PCL (Foreign)	130,500	413
Charoen Pokphand Foods PCL	381,000	404
CP ALL PCL (Local)	230,700	382
Thai Airways International PCL (Foreign)	364,302	346
IRPC PCL	1,658,500	319
Delta Electronics Thai PCL (Foreign)	339,900	310
Krung Thai Bank PCL	432,900	301
* PTT Chemical PCL	52,600	286
Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	270
Bank of Ayudhya PCL (Local)	261,600	240
Siam City Cement PCL (Foreign)	29,100	226
BEC World PCL	109,200	150
* PTT Aromatics & Refining PCL	95,600	136
* PTT Exploration and Production PCL (Local)	21,000	129
Siam City Cement PCL (Local)	15,500	120
Ratchaburi Electricity Generating Holding PCL (Local)	81,900	118
Electricity Generating PCL	33,800	107
Thai Airways International PCL	61,500	58
		61,067
Turkey (0.3%)
Turkiye Garanti Bankasi AS	989,914	4,344
Akbank TAS	942,755	4,098
KOC Holding AS	825,587	3,445
Turkiye Is Bankasi	1,053,035	3,005
Anadolu Efes Biracilik Ve Malt Sanayii AS	208,083	2,744
Turkiye Halk Bankasi AS	298,882	2,087
BIM Birlesik Magazalar AS	58,360	1,989
Eregli Demir ve Celik Fabrikalari TAS	842,504	1,982
Tupras Turkiye Petrol Rafinerileri AS	79,623	1,933
Turk Telekomunikasyon AS	408,067	1,730
* Yapi ve Kredi Bankasi AS	656,089	1,557
* Turk Hava Yollari	726,952	1,352
Haci Omer Sabanci Holding AS (Bearer)	329,066	1,283

Turkiye Vakiflar Bankasi Tao	595,841	1,241
* Turkcell Iletisim Hizmetleri AS	240,396	1,235
Enka Insaat ve Sanayi AS	379,169	1,033
* Asya Katilim Bankasi AS	720,940	1,016
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	580,116	882
Coca-Cola Icecek AS	59,266	850
Arcelik AS	150,520	685
Turkiye Sise ve Cam Fabrikalari AS	301,660	655
Tofas Turk Otomobil Fabrikasi AS	116,023	479
Ford Otomotiv Sanayi AS	49,167	386
* Dogan Sirketler Grubu Holdings	692,262	355
Turk Ekonomi Bankasi AS	187,560	213
		40,579
United Kingdom (14.0%)
HSBC Holdings plc	14,122,112	137,683
Vodafone Group plc	40,639,794	113,970
BP plc	14,934,879	112,560
Royal Dutch Shell plc Class A	2,849,509	104,378
GlaxoSmithKline plc	4,111,394	91,665
Rio Tinto plc	1,189,448	83,963
Royal Dutch Shell plc Class B	2,153,398	78,849
British American Tobacco plc	1,582,477	73,050
BHP Billiton plc	1,694,856	63,312
BG Group plc	2,670,478	62,961
AstraZeneca plc	1,103,131	53,601
Anglo American plc	1,050,965	49,746
Standard Chartered plc	1,884,359	48,003
Diageo plc	1,996,359	40,608
Tesco plc	6,302,933	39,592
Xstrata plc	1,762,384	37,184
SABMiller plc	943,069	35,230
Barclays plc	9,654,230	35,031
Unilever plc	1,038,444	33,148
Reckitt Benckiser Group plc	574,528	32,511
Imperial Tobacco Group plc	805,838	27,896
National Grid plc	2,780,533	27,206
Prudential plc	2,000,323	22,532
* Lloyds Banking Group plc	31,834,060	22,488
Centrica plc	4,083,551	20,500
BT Group plc	6,128,215	20,159
Rolls-Royce Holdings plc	1,481,545	15,818
Scottish & Southern Energy plc	737,509	15,802
Shire plc	442,602	15,362
Aviva plc	2,265,386	14,753
Tullow Oil plc	699,953	14,062
Compass Group plc	1,492,530	14,036
BAE Systems plc	2,700,711	13,446
Pearson plc	643,630	12,351
British Sky Broadcasting Group plc	1,039,953	12,153
WPP plc	995,244	11,280
Experian plc	793,988	10,437
ARM Holdings plc	1,071,239	10,215
WM Morrison Supermarkets plc	2,078,281	9,900
Old Mutual plc	4,300,457	8,923
Reed Elsevier plc	963,787	8,739
Land Securities Group plc	619,261	8,653
Legal & General Group plc	4,652,396	8,525

Burberry Group plc	341,477	8,348
* Royal Bank of Scotland Group plc	13,886,033	8,057
Kingfisher plc	1,861,466	7,688
Smith & Nephew plc	707,146	7,439
J Sainsbury plc	1,487,268	7,406
Antofagasta plc	311,971	7,165
Marks & Spencer Group plc	1,249,799	7,083
* Cairn Energy plc	1,112,096	6,723
British Land Co. plc	702,565	6,720
Aggreko plc	209,772	6,643
Wolseley plc	222,447	6,604
Randgold Resources Ltd.	72,121	6,547
International Power plc	1,196,926	5,991
RSA Insurance Group plc	2,766,452	5,949
Standard Life plc	1,830,591	5,929
Carnival plc	170,072	5,877
Smiths Group plc	312,718	5,812
Capita Group plc	488,792	5,749
Johnson Matthey plc	171,215	5,707
Associated British Foods plc	316,411	5,548
Man Group plc	1,493,251	5,434
Next plc	137,609	5,349
* Autonomy Corp. plc	191,249	5,263
Resolution Ltd.	1,161,715	5,252
United Utilities Group plc	538,954	5,195
* Glencore International plc	654,496	5,111
G4S plc	1,122,669	5,044
Fresnillo plc	171,438	4,919
Petrofac Ltd.	206,838	4,732
Sage Group plc	1,043,000	4,686
AMEC plc	262,657	4,528
Intercontinental Hotels Group plc	228,072	4,501
Severn Trent plc	185,408	4,343
Hammerson plc	561,916	4,285
Rexam plc	702,085	4,266
Admiral Group plc	159,775	4,053
Eurasian Natural Resources Corp. plc	305,448	3,853
ICAP plc	525,938	3,848
Kazakhmys plc	169,869	3,732
Tate & Lyle plc	374,205	3,730
Schroders plc	135,978	3,620
* ITV plc	3,109,923	3,557
Whitbread plc	137,995	3,517
Serco Group plc	383,870	3,396
3i Group plc	758,385	3,332
Bunzl plc	263,583	3,332
Lonmin plc	159,248	3,302
Inmarsat plc	365,741	3,237
Invensys plc	632,173	3,196
Capital Shopping Centres Group plc	512,845	3,134
Cobham plc	920,192	3,067
Vedanta Resources plc	105,768	3,058
Segro plc	587,558	2,905
Aegis Group plc	1,033,552	2,622
Drax Group plc	288,331	2,528
Logica plc	1,262,443	2,408
* Rentokil Initial plc	1,438,040	2,159
William Hill plc	550,898	2,083

Provident Financial plc			106,934	1,954
Ladbrokes plc			708,809	1,711
United Business Media Ltd.			190,611	1,688
Hays plc			1,100,258	1,617
Home Retail Group plc			659,719	1,467
Cable & Wireless Worldwide plc			2,136,059	1,464
Daily Mail & General Trust plc			211,989	1,425
TUI Travel plc			435,416	1,390
Cable & Wireless Communications plc			2,053,505	1,246
TalkTalk Telecom Group plc			519,370	1,213
Schroders plc			44,442	974
African Barrick Gold Ltd.			95,470	826
Thomas Cook Group plc			664,796	713
				1,969,531
Total Common Stocks (Cost $12,657,568)				14,057,207
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[2,3] Vanguard Market Liquidity Fund	0.114%		179,805,725	179,806

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4 Fannie Mae Discount Notes	0.085%	8/24/11	25	25
Total Temporary Cash Investments (Cost $179,831)				179,831
Total Investments (101.3%) (Cost $12,837,399)				14,237,038
Other Assets and Liabilities-Net (-1.3%)[3]				(179,237)
Net Assets (100%)				14,057,801

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $168,609,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate value of these securities was $81,550,000, representing 0.6% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $179,806,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's

FTSE All-World ex-US Index Fund

pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,800,666	—	—
Common Stocks—Other	209,355	12,047,186	—
Temporary Cash Investments	179,806	25	—
Total	2,189,827	12,047,211	—

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2011:

Investments in
Common Stocks-Other
($000)
Amount valued based on Level 3 Inputs
Balance as of October 31, 2010	95
Change in Unrealized Appreciation (Depreciation)	(95)
Balance as of July 31, 2011	—

FTSE All-World ex-US Index Fund

D. At July 31, 2011, the cost of investment securities for tax purposes was $12,856,826,000. Net unrealized appreciation of investment securities for tax purposes was $1,380,212,000, consisting of unrealized gains of $2,313,747,000 on securities that had risen in value since their purchase and $933,535,000 in unrealized losses on securities that had fallen in value since their purchase.

FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments
As of July 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Australia (5.5%)
*	Atlas Iron Ltd.	485,478	2,157
	Campbell Brothers Ltd.	39,680	2,005
	UGL Ltd.	121,423	1,788
	APA Group	388,361	1,714
*	PanAust Ltd.	356,577	1,605
	Seek Ltd.	195,383	1,418
	Monadelphous Group Ltd.	61,788	1,298
	Mineral Resources Ltd.	95,812	1,285
	Transfield Services Ltd.	347,296	1,274
*,^ Mesoblast Ltd.		126,439	1,260
	Boart Longyear Ltd.	281,497	1,248
^	David Jones Ltd.	368,039	1,211
	Investa Office Fund	1,693,320	1,190
*	Mount Gibson Iron Ltd.	572,130	1,129
	ConnectEast Group	1,939,203	1,128
	Primary Health Care Ltd.	299,490	1,065
1	Spark Infrastructure Group	736,006	1,049
	GrainCorp Ltd.	121,483	1,047
^	JB Hi-Fi Ltd.	63,318	1,042
*	Sundance Resources Ltd.	1,655,623	954
	Iress Market Technology Ltd.	100,485	954
	Kingsgate Consolidated Ltd.	92,760	904
*	Aurora Oil and Gas Ltd.	254,974	888
	Myer Holdings Ltd.	346,880	879
	Bradken Ltd.	86,024	813
	Invocare Ltd.	101,720	785
*	Perseus Mining Ltd.	229,801	784
	Beach Energy Ltd.	701,397	773
	Abacus Property Group	325,402	746
	Linc Energy Ltd.	236,060	728
*	Regis Resources Ltd.	241,350	722
	Emeco Holdings Ltd.	568,867	718
	Medusa Mining Ltd.	92,404	716
	Ausdrill Ltd.	194,253	695
	Independence Group NL	106,711	686
	FKP Property Group	945,551	659
	Seven Group Holdings Ltd.	65,638	659
	Navitas Ltd.	153,449	634
^	Western Areas NL	98,349	633
	NRW Holdings Ltd.	194,374	604
*	Intrepid Mines Ltd.	299,951	588
*	Karoon Gas Australia Ltd.	120,887	585
*	Mirabela Nickel Ltd.	278,818	577
	Charter Hall Retail REIT	167,852	575
	BWP Trust	300,174	569
	SAI Global Ltd.	113,405	562
^	carsales.com.au Ltd.	107,106	541
*	Virgin Blue Holdings Ltd.	1,642,371	533
*	Resolute Mining Ltd.	352,209	523

*	Energy World Corp. Ltd.	714,431	517
*	CGA Mining Ltd.	186,787	512
	Macmahon Holdings Ltd.	761,568	483
*	Extract Resources Ltd.	55,373	475
^	Wotif.com Holdings Ltd.	89,950	454
*	Sandfire Resources NL	51,635	442
*	Bathurst Resources Ltd.	378,571	436
*	AWE Ltd.	315,209	433
	Cabcharge Australia Ltd.	78,021	424
	Pacific Brands Ltd.	590,826	422
*	Austar United Communications Ltd.	357,094	412
*	Discovery Metals Ltd.	252,646	403
	Acrux Ltd.	88,845	400
*	Mineral Deposits Ltd.	63,690	390
*	Coalspur Mines Ltd.	211,147	384
	ARB Corp. Ltd.	46,531	375
*	Silex Systems Ltd.	117,076	375
*	Transpacific Industries Group Ltd.	371,335	373
*	Aston Resources Ltd.	31,203	370
	Premier Investments Ltd.	60,627	369
*	Coal of Africa Ltd.	314,162	369
	Fleetwood Corp. Ltd.	28,745	361
	Oakton Ltd.	152,448	360
^	REA Group Ltd.	27,422	360
	Minara Resources Ltd.	487,908	358
	Charter Hall Group	155,943	358
	GUD Holdings Ltd.	37,291	347
*	Eastern Star Gas Ltd.	363,943	341
	Mermaid Marine Australia Ltd.	102,642	340
	Sigma Pharmaceuticals Ltd.	675,451	337
*	Centro Retail Group	858,147	331
*	St. Barbara Ltd.	162,666	329
*,^ Gindalbie Metals Ltd.		377,400	327
*	Saracen Mineral Holdings Ltd.	495,205	326
*	Nexus Energy Ltd.	1,057,202	325
	Cardno Ltd.	54,785	324
*,^ Beadell Resources Ltd.		335,579	311
*	Ampella Mining Ltd.	117,078	310
*	Gryphon Minerals Ltd.	149,823	308
	Spotless Group Ltd.	129,983	291
	OM Holdings Ltd.	284,207	289
	McMillan Shakespeare Ltd.	27,082	276
*,^ White Energy Co. Ltd.		116,981	275
*	Australian Agricultural Co. Ltd.	179,136	272
	Automotive Holdings Group	120,977	272
	Industrea Ltd.	209,852	272
*	Cudeco Ltd.	73,935	267
*,^ Wah Nam International Holdings Ltd.		1,674,240	267
*	Integra Mining Ltd.	503,921	264
*	Northern Iron Ltd.	129,251	262
	Super Retail Group Ltd.	33,624	257
*	Dart Energy Ltd.	345,883	256
*	Kagara Ltd.	380,657	255
	Austal Ltd.	75,569	245
	FlexiGroup Ltd.	101,507	235
	Imdex Ltd.	90,593	234
*,^ Murchison Metals Ltd.		274,657	234
	Ramelius Resources Ltd.	154,659	234

Infigen Energy	643,837	234
* Skilled Group Ltd.	91,889	227
Panoramic Resources Ltd.	116,125	227
Ardent Leisure Group	167,435	222
Australian Pharmaceutical Industries Ltd.	733,964	217
TPG Telecom Ltd.	125,329	210
* Horizon Oil Ltd.	602,926	209
STW Communications Group Ltd.	193,541	199
* Rex Minerals Ltd.	79,396	199
* Ivanhoe Australia Ltd.	70,852	199
Troy Resources NL	44,176	197
* Equatorial Resources Ltd.	61,087	195
* Silver Lake Resources Ltd.	85,416	190
* Tiger Resources Ltd.	347,814	189
* Carbon Energy Ltd.	770,348	186
* Pharmaxis Ltd.	153,282	185
* Carnarvon Petroleum Ltd.	853,579	183
* Adamus Resources Ltd.	228,592	176
* Catalpa Resources Ltd.	101,076	173
Alesco Corp. Ltd.	54,921	173
Peet Ltd.	106,276	169
* Arafura Resources Ltd.	206,149	166
* Flinders Mines Ltd.	1,067,865	164
* Conquest Mining Ltd.	296,611	163
Hills Holdings Ltd.	127,007	161
^ Clough Ltd.	203,161	160
Challenger Diversified Property Group	275,533	159
Programmed Maintenance Services Ltd.	73,476	158
Miclyn Express Offshore Ltd.	95,922	155
Aspen Group	312,809	153
Reject Shop Ltd.	12,663	151
* International Ferro Metals Ltd.	466,207	149
* Ausenco Ltd.	53,289	148
* Roc Oil Co. Ltd.	401,223	148
* Cockatoo Coal Ltd.	298,583	146
Austin Engineering Ltd.	27,635	145
WHK Group Ltd.	152,276	144
* Indophil Resources NL	326,749	140
* Tap Oil Ltd.	150,152	139
* Straits Resources Ltd.	158,244	137
* Biota Holdings Ltd.	118,000	125
* PaperlinX Ltd.	779,996	120
* Deep Yellow Ltd.	621,391	116
Astro Japan Property Group	36,007	108
* Elders Ltd.	277,515	108
Customers Ltd.	84,315	79
* Galaxy Resources Ltd.	104,321	78
Mincor Resources NL	79,370	78
Watpac Ltd.	43,904	68
Hastie Group Ltd.	377,865	62
Coffey International Ltd.	70,894	55
* Platinum Australia Ltd.	160,890	54
iiNET Ltd.	19,186	51
		74,875
Austria (0.8%)
Andritz AG	24,375	2,365
Wienerberger AG	73,245	1,173

*	CA Immobilien Anlagen AG	63,050	1,062
	Atrium European Real Estate Ltd.	162,496	1,040
	Conwert Immobilien Invest SE	62,346	1,008
	Schoeller-Bleckmann Oilfield Equipment AG	9,210	898
	Semperit AG Holding	13,482	654
	Oesterreichische Post AG	19,653	585
	RHI AG	18,417	492
	Mayr Melnhof Karton AG	4,608	486
	Flughafen Wien AG	7,457	368
^	Kapsch TrafficCom AG	2,596	225
	Palfinger AG	5,927	194
*	S IMMO AG	28,130	184
	Zumtobel AG	3,987	94
*	Intercell AG	20,880	84
	BWT AG	3,018	72
			10,984
Belgium (1.3%)
	Telenet Group Holding NV	50,610	2,062
^	Bekaert SA	26,944	1,632
*	Nyrstar	115,285	1,527
	Ackermans & van Haaren NV	15,132	1,338
	D'ieteren SA NV	18,507	1,259
	Sofina SA	10,329	1,041
	Cofinimmo	6,592	914
	Befimmo SCA Sicafi	9,714	817
	Warehouses De Pauw SCA	10,876	593
	Omega Pharma	11,279	556
	Sipef SA	6,073	556
	Tessenderlo Chemie NV	12,780	513
	Banque Nationale de Belgique	116	487
*	AGFA-Gevaert NV	120,996	477
	Gimv NV	6,850	418
*	RHJ International	56,219	377
	Cie Maritime Belge SA	14,583	368
	Cie d'Entreprises CFE	5,518	361
	Barco NV	4,858	348
	EVS Broadcast Equipment SA	5,095	321
*,^ ThromboGenics NV		11,540	278
	Melexis NV	16,342	253
	Van de Velde NV	4,142	222
	Euronav NV	18,942	210
*	KBC Ancora	6,324	96
	Intervest Offices	2,702	80
	Ion Beam Applications	8,202	71
	Wereldhave Belgium NV	673	63
*	AGFA-Gevaert NV	15,368	—
			17,238
Brazil (2.0%)
	Diagnosticos da America SA	190,489	2,352
	Cia Hering	98,143	2,086
	Localiza Rent a Car SA	89,115	1,436
	Totvs SA	68,875	1,195
	Gafisa SA	241,863	1,170
	BR Properties SA	106,400	1,166
	Odontoprev SA	51,550	870
	Rossi Residencial SA	113,862	855
	Mills Estruturas e Servicos de Engenharia SA	58,500	797

Cia de Saneamento de Minas Gerais-COPASA	37,298	779
Obrascon Huarte Lain Brasil SA	17,500	722
Drogasil SA	85,600	690
Marcopolo SA Prior Pfd.	159,508	648
Randon Participacoes SA Prior Pfd.	92,376	642
Even Construtora e Incorporadora SA	129,800	632
Tecnisa SA	83,900	627
Brookfield Incorporacoes SA	134,520	596
Brasil Insurance Participacoes e Administracao SA	45,500	578
* Magnesita Refratarios SA	135,740	550
Aliansce Shopping Centers SA	61,800	536
Multiplus SA	30,900	535
* Alpargatas SA Prior Pfd.	76,800	535
Iochpe-Maxion SA	40,300	524
LPS Brasil Consultoria de Imoveis SA	23,403	513
Cia Energetica do Ceara Prior Pfd.	22,600	510
Santos Brasil Participacoes SA	28,860	500
Brasil Brokers Participacoes SA	105,500	482
Gol Linhas Aereas Inteligentes SA Prior Pfd.	61,882	480
Iguatemi Empresa de Shopping Centers SA	21,700	479
Marisa Lojas SA	30,700	432
Sao Martinho SA	27,400	394
Fleury SA	28,500	391
Confab Industrial SA Prior Pfd.	141,211	376
Guararapes Confeccoes SA	6,748	348
Paranapanema SA	87,700	294
SLC Agricola SA	26,400	289
Contax Participacoes SA Prior Pfd.	21,153	277
Grendene SA	48,300	274
Banco Industrial e Comercial SA Prior Pfd.	37,700	229
* Lupatech SA	23,800	173
CETIP SA - Balcao Organizado de Ativos e Derivativos	1,354	23
		26,985
Canada (13.2%)
* Athabasca Oil Sands Corp.	243,059	3,956
Metro Inc. Class A	64,894	3,217
Franco-Nevada Corp.	74,011	3,095
* New Gold Inc.	267,454	2,892
* Precision Drilling Corp.	165,537	2,859
Onex Corp.	76,179	2,856
Inmet Mining Corp.	41,106	2,839
Vermilion Energy Inc.	52,219	2,618
Pembina Pipeline Corp.	96,343	2,545
Alimentation Couche Tard Inc. Class B	80,393	2,537
* SXC Health Solutions Corp.	37,660	2,384
* Open Text Corp.	35,052	2,366
Gildan Activewear Inc.	78,925	2,366
Emera Inc.	70,171	2,320
Viterra Inc.	204,272	2,313
Trican Well Service Ltd.	88,254	2,310
TMX Group Inc.	49,593	2,265
^ H&R REIT	96,045	2,209
Industrial Alliance Insurance & Financial Services Inc.	55,657	2,196
Centerra Gold Inc.	110,232	2,161
CAE Inc.	163,171	2,135
Pan American Silver Corp.	70,376	2,124
Atco Ltd.	32,525	2,097

	Ensign Energy Services Inc.	94,572	2,037
	Progress Energy Resources Corp.	137,901	2,000
*	Lundin Mining Corp.	261,092	1,962
	Petrominerales Ltd.	60,600	1,933
^	Ritchie Bros Auctioneers Inc.	67,740	1,860
*	Quadra FNX Mining Ltd.	115,967	1,846
	Methanex Corp.	59,677	1,768
	Groupe Aeroplan Inc.	119,386	1,683
	Progressive Waste Solutions Ltd.	73,056	1,643
	Calloway REIT	61,908	1,624
*	Detour Gold Corp.	51,210	1,610
*	Alacer Gold Corp.	162,907	1,582
*	SEMAFO Inc.	172,489	1,540
	Boardwalk REIT	28,888	1,514
	Canadian REIT	42,503	1,484
*	Celtic Exploration Ltd.	58,135	1,468
*	European Goldfields Ltd.	114,160	1,443
	HudBay Minerals Inc.	102,683	1,413
	Canadian Western Bank	43,295	1,380
*	Dundee Corp. Class A	53,275	1,377
	Dollarama Inc.	41,031	1,373
	Mullen Group Ltd.	58,839	1,370
	MacDonald Dettwiler & Associates Ltd.	24,500	1,358
	Astral Media Inc. Class A	34,589	1,322
*	Silver Standard Resources Inc.	47,320	1,295
	AltaGas Ltd.	46,302	1,282
	Alamos Gold Inc.	70,687	1,253
	Empire Co. Ltd. Class A	20,118	1,220
*	BlackPearl Resources Inc.	189,764	1,184
	Home Capital Group Inc. Class B	21,679	1,169
*	AuRico Gold Inc.	96,255	1,169
*,^ Sino-Forest Corp.		151,406	1,157
	Canadian Apartment Properties REIT	54,874	1,125
^	Daylight Energy Ltd.	116,819	1,120
	ShawCor Ltd. Class A	35,497	1,115
	Silvercorp Metals Inc.	106,393	1,105
*	Celestica Inc.	124,631	1,094
	Trilogy Energy Corp.	38,229	1,088
*	Crew Energy Inc.	67,202	1,069
*	Birchcliff Energy Ltd.	73,584	1,069
	Sherritt International Corp.	170,180	1,063
	Petrobank Energy & Resources Ltd.	68,574	1,062
	Enerflex Ltd.	85,684	1,053
	Russel Metals Inc.	43,071	1,049
*,^ Novagold Resources Inc.		104,837	1,048
	Uranium One Inc.	288,898	1,019
*	Legacy Oil & Gas Inc.	82,265	974
	Cogeco Cable Inc.	19,271	970
	West Fraser Timber Co. Ltd.	19,835	949
*	Bankers Petroleum Ltd.	150,742	947
	AGF Management Ltd. Class B	51,500	937
	Maple Leaf Foods Inc.	78,145	932
*	Kirkland Lake Gold Inc.	54,172	930
	TransForce Inc.	62,876	923
	Jean Coutu Group PJC Inc. Class A	73,233	920
	Toromont Industries Ltd.	47,964	913
*	Thompson Creek Metals Co. Inc.	100,759	911
	Dundee REIT	26,798	909

	RONA Inc.	77,294	892
*	Advantage Oil & Gas Ltd.	127,401	885
	Primaris Retail REIT	39,550	855
^	Cominar REIT	35,557	841
^	Genworth MI Canada Inc.	33,849	838
*,^ Minefinders Corp.		56,898	831
	Major Drilling Group International	55,652	831
	Quebecor Inc. Class B	25,796	818
*	Capstone Mining Corp.	219,077	812
	First Capital Realty Inc.	44,803	789
^	PetroBakken Energy Ltd. Class A	53,597	789
	Allied Properties REIT	31,988	787
*	Paramount Resources Ltd. Class A	22,293	782
*	Stantec Inc.	27,014	770
	Superior Plus Corp.	67,128	767
	Chartwell Seniors Housing REIT	92,179	758
*	Gabriel Resources Ltd.	96,910	756
	Linamar Corp.	37,185	749
	CCL Industries Inc. Class B	21,426	727
*,^ Westport Innovations Inc.		28,428	726
	Manitoba Telecom Services Inc.	22,116	717
*	Canfor Corp.	66,488	716
	Calfrac Well Services Ltd.	18,658	709
	Trinidad Drilling Ltd.	67,646	707
*	Imax Corp.	36,960	704
	Artis REIT	47,786	695
	Pason Systems Inc.	44,077	680
	Forzani Group Ltd. Class A	24,613	679
	Canaccord Financial Inc.	48,874	660
*	Lake Shore Gold Corp.	285,091	648
	NuVista Energy Ltd.	60,033	643
*	Seabridge Gold Inc.	22,805	635
*	Rubicon Minerals Corp.	149,712	630
	Nevsun Resources Ltd.	109,331	626
	GMP Capital Inc.	51,709	622
	Transcontinental Inc. Class A	38,698	618
	Laurentian Bank of Canada	13,756	617
*	China Gold International Resources Corp. Ltd.	160,179	607
*	Dundee Precious Metals Inc.	69,076	599
^	Bonterra Energy Corp.	10,170	594
*	Harry Winston Diamond Corp.	36,433	567
^	Morguard REIT	34,528	565
	Nordion Inc.	55,180	560
*	Northern Dynasty Minerals Ltd.	52,092	554
*	Eastern Platinum Ltd.	518,902	543
*	Aurizon Mines Ltd.	89,295	525
*	FirstService Corp.	14,547	524
	Dorel Industries Inc. Class B	17,387	509
	Reitmans Canada Ltd. Class A	32,396	505
	Atlantic Power Corp.	31,789	494
*	Denison Mines Corp.	233,067	493
*	Imperial Metals Corp.	20,151	490
*	Northgate Minerals Corp.	151,858	490
	Corus Entertainment Inc. Class B	21,614	485
*	Martinrea International Inc.	59,176	485
*	ATS Automation Tooling Systems Inc.	58,968	481
	Torstar Corp. Class B	40,869	479
*	Savanna Energy Services Corp.	46,836	479

^	CML HealthCare Inc.	50,005	475
*	Great Basin Gold Ltd.	234,459	469
^	Extendicare REIT	42,675	455
*	Fairborne Energy Ltd.	82,100	418
*	Alacer Gold Corp.	41,852	409
*	Taseko Mines Ltd.	91,470	409
*,^ Mercator Minerals Ltd.		138,821	395
*	Guyana Goldfields Inc.	46,251	387
*	Cott Corp.	46,344	384
*	OceanaGold Corp.	152,509	383
*,^ Golden Star Resources Ltd.		146,858	369
*	Sierra Wireless Inc.	33,850	365
*,^ Jaguar Mining Inc.		76,076	362
*	QLT Inc.	51,310	354
	Aecon Group Inc.	35,224	311
*	Great Canadian Gaming Corp.	35,330	288
*	Transat AT Inc. Class A	25,349	288
^	Viterra Inc.	22,132	252
*	Atrium Innovations Inc.	15,690	246
	Cascades Inc.	37,900	245
*	Connacher Oil and Gas Ltd.	225,242	243
*	Cardiome Pharma Corp.	47,360	235
*	Flint Energy Services Ltd.	17,584	232
	InnVest REIT	37,343	222
	Sprott Inc.	24,400	212
*	Hanfeng Evergreen Inc.	49,587	195
*	Aura Minerals Inc.	84,605	176
*	Chinook Energy Inc.	77,794	170
*	Corridor Resources Inc.	46,933	149
*	Galleon Energy Inc. Class A	36,800	132
*	Norbord Inc.	10,260	113
	Melcor Developments Ltd.	6,600	109
*	Kinross Gold Corp. Warrants Exp. 09/18/2014	9,734	25
			181,087
Chile (0.5%)
	Salfacorp SA	266,123	942
	Sonda SA	336,849	891
	Vina Concha y Toro SA	326,272	742
	Cia Sud Americana de Vapores SA	1,254,845	741
	Ripley Corp. SA	570,775	670
	Parque Arauco SA	250,662	520
	Administradora de Fondos de Pensiones Provida SA	102,643	503
	Inversiones Aguas Metropolitanas SA	292,226	459
	Besalco SA	240,622	397
	Norte Grande SA	14,981,547	252
	Masisa SA	1,954,075	248
*	Madeco SA	4,508,054	217
	Empresas La Polar SA	135,172	151
			6,733
China (3.7%)
	China Shanshui Cement Group Ltd.	1,249,363	1,515
*	Hunan Non-Ferrous Metal Corp. Ltd.	2,919,223	1,155
^	China State Construction International Holdings Ltd.	1,066,560	1,068
	Digital China Holdings Ltd.	567,671	967
	Minth Group Ltd.	598,219	960
	Intime Department Store Group Co. Ltd.	559,467	937
	AviChina Industry & Technology Co. Ltd.	1,483,841	867

*	Minmetals Resources Ltd.	1,226,127	843
^	Dongyue Group	755,000	822
^	Skyworth Digital Holdings Ltd.	1,094,497	704
	Daphne International Holdings Ltd.	643,996	691
	China Gas Holdings Ltd.	1,834,600	688
	Ajisen China Holdings Ltd.	326,408	642
*,^ Kaisa Group Holdings Ltd.		1,769,000	642
	Kingdee International Software Group Co. Ltd.	1,085,200	636
^	China Power International Development Ltd.	2,528,100	631
^	West China Cement Ltd.	1,930,000	620
*,^ Beijing Enterprises Water Group Ltd.		2,217,448	600
	Tianjin Port Development Holdings Ltd.	2,967,976	571
	Ports Design Ltd.	267,855	566
	Yingde Gases	493,500	535
	Sino Biopharmaceutical	1,505,796	526
	Huaxin Cement Co. Ltd. Class B	200,000	513
	Global Bio-Chem Technology Group Co. Ltd.	1,384,000	510
^	China Resources Gas Group Ltd.	343,306	507
^	VODone Ltd.	2,259,060	498
*	Haier Electronics Group Co. Ltd.	407,221	496
	CP Pokphand Co.	4,590,000	488
	Vinda International Holdings Ltd.	398,000	487
	Lingbao Gold Co. Ltd.	834,558	480
	Fufeng Group Ltd.	790,505	473
	China Everbright International Ltd.	1,220,810	466
^	Uni-President China Holdings Ltd.	757,836	465
*	Interchina Holdings Co.	2,430,000	465
	Haitian International Holdings Ltd.	354,221	429
^	China Lumena New Materials Corp.	1,158,000	409
	New World Department Store China Ltd.	559,000	409
*	Hi Sun Technology China Ltd.	1,176,724	408
	TCL Communication Technology Holdings Ltd.	476,000	406
	Dalian Port PDA Co. Ltd.	1,302,278	398
^	SRE Group Ltd.	5,474,000	393
	PCD Stores Group Ltd.	1,562,000	376
	REXLot Holdings Ltd.	4,579,448	375
	Hengdeli Holdings Ltd.	737,969	365
^	Lonking Holdings Ltd.	720,313	365
	Sinotrans Shipping Ltd.	1,271,986	359
^	China Liansu Group Holdings Ltd.	471,000	354
	Shenguan Holdings Group Ltd.	546,000	349
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,988,000	349
	China Aerospace International Holdings Ltd.	3,244,000	336
*	Sinolink Worldwide Holdings Ltd.	3,388,000	335
	NVC Lighting Holdings Ltd.	638,000	333
	TCC International Holdings Ltd.	505,000	330
	China Pharmaceutical Group Ltd.	716,000	325
^	Phoenix Satellite Television Holdings Ltd.	847,783	324
	First Tractor Co. Ltd.	244,832	316
	AMVIG Holdings Ltd.	512,000	315
^	China Metal Recycling Holdings Ltd.	232,200	310
	Anhui Gujing Distillery Co. Ltd. Class B	35,300	310
*	BYD Electronic International Co. Ltd.	857,500	305
	Chiho-Tiande Group Ltd.	392,000	304
^	China Green Holdings Ltd.	546,928	303
	Lao Feng Xiang Co. Ltd. Class B	105,600	299
^	Comba Telecom Systems Holdings Ltd.	316,175	290
	Shougang Concord International Enterprises Co. Ltd.	3,079,116	288

	China Medical System Holdings Ltd.	297,600	287
*	Sino Union Energy Investment Group Ltd.	3,090,000	285
^	China High Precision Automation Group Ltd.	401,000	278
^	Real Gold Mining Ltd.	239,476	272
^	Silver Grant International	889,998	272
*	North Mining Shares Co. Ltd.	5,810,000	272
*	Anxin-China Holdings Ltd.	1,028,000	270
	Tianneng Power International Ltd.	450,000	270
	Beijing Capital Land Ltd.	842,000	269
	China Wireless Technologies Ltd.	1,252,778	268
	Shenzhou International Group Holdings Ltd.	179,000	263
*	United Energy Group Ltd.	1,895,259	262
^	XTEP International Holdings	437,379	257
*	China Grand Forestry Green Resources Group Ltd.	13,808,000	253
*	China Precious Metal Resources Holdings Co. Ltd.	1,220,000	252
	International Mining Machinery Holdings Ltd.	256,000	250
	Jiangsu Future Land Co. Ltd. Class B	462,450	250
	China Lilang Ltd.	179,000	246
^	Peak Sport Products Co. Ltd.	423,756	246
	Luthai Textile Co. Ltd. Class B	249,700	241
	Powerlong Real Estate Holdings Ltd.	839,000	241
^	Maoye International Holdings Ltd.	490,459	234
*,^ Sino Oil And Gas Holdings Ltd.		4,535,000	233
	Xingda International Holdings Ltd.	320,000	226
	China Shineway Pharmaceutical Group Ltd.	130,000	219
	Cosco International Holdings Ltd.	400,000	215
*,^ China Rare Earth Holdings Ltd.		656,000	212
	Hangzhou Steam Turbine Co. Class B	151,177	210
	China Automation Group Ltd.	369,670	199
*	Goodtop Tin International Holdings Ltd.	1,130,000	199
^	China Vanadium Titano - Magnetite Mining Co. Ltd.	536,000	192
^	China SCE Property Holdings Ltd.	753,000	192
*	TCL Multimedia Technology Holdings Ltd.	440,000	184
	Wuxi Little Swan Co. Ltd. Class B	123,700	184
^	Kingsoft Corp. Ltd.	280,000	184
^	Sparkle Roll Group Ltd.	952,000	177
^	Heng Tai Consumables Group Ltd.	1,790,000	174
^	361 Degrees International Ltd.	331,000	174
	GZI REIT	312,000	170
	Xinjiang Xinxin Mining Industry Co. Ltd.	332,000	167
	Fantasia Holdings Group Co. Ltd.	1,087,500	166
*	Shanghai Dajiang Group Class B	396,800	163
*	China Fangda Group Co. Ltd. Class B	436,800	162
^	Boshiwa International Holding Ltd.	282,000	160
*,^ Golden Meditech Holdings Ltd.		952,000	159
*	Shenzhen SEG Co. Ltd. Class B	407,600	158
*	Citic 21CN Co. Ltd.	1,450,000	158
	Chongqing Machinery & Electric Co. Ltd.	520,000	153
^	Shanghai Prime Machinery Co. Ltd.	694,000	151
*	Shanghai Industrial Urban Development Group Ltd.	550,000	148
	Wasion Group Holdings Ltd.	312,000	148
	Shenzhen Accord Pharmaceutical Co. Ltd. Class B	52,900	146
	Livzon Pharmaceutical Inc. Class B	51,500	146
	Minmetals Land Ltd.	874,000	144
	Chigo Holding Ltd.	1,932,000	142
	Shandong Airlines Co. Ltd.	90,400	141
	Great Wall Technology Co. Ltd.	364,000	138
	Kingway Brewery Holdings Ltd.	470,000	134

	China Water Affairs Group Ltd.	408,000	134
^	China Tontine Wines Group Ltd.	802,000	134
*	Kai Yuan Holdings Ltd.	4,080,000	129
	China Singyes Solar Technologies Holdings Ltd.	156,000	129
*	China Power New Energy Development Co. Ltd.	2,160,000	129
*	Pou Sheng International Holdings Ltd.	822,000	129
*,^ China Oil and Gas Group Ltd.		1,440,000	127
	Road King Infrastructure Ltd.	167,000	126
*	SVA Electron Co. Ltd. Class B	268,933	123
	Truly International Holdings	661,000	122
	Shanghai Baosight Software Co. Ltd. Class B	90,870	121
	Welling Holding Ltd.	535,600	117
	Shanghai Diesel Engine Co. Ltd. Class B	127,500	117
	Yip's Chemical Holdings Ltd.	100,000	116
	Jingwei Textile Machinery	146,000	116
*	Kama Co. Ltd. Class B	219,400	113
*	Jinshan Development & Construction Co. Ltd. Class B	211,300	112
	China South City Holdings Ltd.	670,000	110
*	Huangshan Tourism Development Co. Ltd. Class B	77,300	109
^	Besunyen Holdings Co.	319,000	109
*	Foshan Huaxin Packaging Co. Ltd. Class B	207,500	106
	Qingling Motors Co. Ltd.	308,000	105
	Tomson Group Ltd.	292,000	103
^	Real Nutriceutical Group Ltd.	199,000	99
	Shanghai Yaohua Pilkington Glass Co. Ltd. Class B	139,400	98
*,^ China ITS Holdings Co. Ltd.		309,000	98
*	Sino Prosper State Gold Resources Holdings Ltd.	3,620,000	96
*	Shanghai Highly Group Co. Ltd. Class B	147,000	94
*,^ O-Net Communications Group Ltd.		311,000	94
	Microport Scientific Corp.	155,000	92
*,^ HKC Holdings Ltd.		2,217,460	91
	Ju Teng International Holdings Ltd.	344,000	90
	Shandong Chenming Paper Holdings Ltd.	146,000	88
	China Nickel Resources Holding Co. Ltd.	730,000	86
*	SGSB Group Co. Ltd. Class B	153,400	81
*	Tianjin Development Hldgs Ltd.	136,000	81
*	China Mining Resources Group Ltd.	3,384,000	81
^	Lijun International Pharmaceutical Holding Ltd.	455,000	80
*	Shenzhen International Enterprise Class B	38,200	77
*,^ Mingyuan Medicare Development Co. Ltd.		1,220,000	77
*	Hubei Sanonda Co. Ltd. Class B	178,600	75
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	190,000	74
	Sinopec Kantons Holdings Ltd.	134,000	70
	Xiamen International Port Co. Ltd.	380,000	68
*	Tsann Kuen China Enterprise Co. Ltd. Class B	334,700	67
*	PetroAsian Energy Holdings Ltd.	1,848,000	62
	Konka Group Co. Ltd. Class B	206,600	61
*	Chengde Dalu Co. Ltd. Class B	271,700	59
^	BaWang International Group Holding Ltd.	360,000	59
*	Hefei Meiling Co. Ltd. Class B	61,500	44
	Inspur International Ltd.	1,005,000	43
	China Hongxing Sports Ltd.	831,000	40
*	China Milk Products Group Ltd.	140,000	—
			50,728
Denmark (0.9%)
	DSV A/S	127,487	2,827
*	Topdanmark A/S	10,258	1,837

* Jyske Bank A/S	39,456	1,571
GN Store Nord A/S	149,760	1,355
Sydbank A/S	42,491	996
^ NKT Holding A/S	14,077	870
SimCorp A/S	3,539	655
East Asiatic Co. Ltd. A/S	11,629	360
ALK-Abello A/S	6,443	360
IC Companys A/S	6,408	243
* Genmab A/S	30,353	235
Solar A/S Class B	3,471	229
D/S Norden	5,123	169
* Bavarian Nordic A/S	11,748	155
* Bang & Olufsen A/S	11,572	137
Schouw & Co.	5,110	128
* Torm A/S	33,877	123
* Alm Brand A/S	51,325	110
		12,360
Egypt (0.2%)
South Valley Cement	374,902	274
Canal Shipping Agencies Co.	128,632	242
Alexandria Mineral Oils Co.	14,921	182
Ghabbour Auto	33,769	180
Six of October Development & Investment	44,440	173
Olympic Group Financial Investments	23,564	154
Delta Sugar Co.	37,587	133
* Palm Hills Developments SAE	381,740	132
* Amer Group Holding	551,876	123
Arab Cotton Ginning	184,483	121
Oriental Weavers	23,058	118
* Egyptian Media Production City	148,362	105
* Egyptian Financial & Industrial Co.	45,940	105
* Egyptian Resorts Co.	516,732	97
* Nile Cotton Ginning	48,692	90
* Medinet Nasr Housing	22,733	72
Heliopolis Housing	15,733	46
		2,347
Finland (1.5%)
Elisa Oyj	105,415	2,265
YIT Oyj	79,827	1,769
Pohjola Bank plc Class A	115,037	1,400
Outotec Oyj	28,403	1,395
Orion Oyj Class B	54,257	1,311
Konecranes Oyj	38,388	1,220
Amer Sports Oyj Class A	79,819	1,209
Cargotec Oyj Class B	27,270	1,053
Sponda Oyj	151,026	832
Huhtamaki Oyj	63,802	830
Kemira Oyj	49,040	787
Uponor Oyj	48,585	717
Tieto Oyj	44,601	661
Vacon plc	9,056	520
Stockmann OYJ Abp Class B	19,184	504
Ramirent Oyj	47,501	493
Citycon Oyj	104,850	428
Alma Media Oyj	44,984	413
* M-real Oyj Class B	111,615	411
^ Poyry Oyj	28,210	376

	Ruukki Group Oyj	170,313	351
	Tikkurila Oyj	14,025	316
	Cramo Oyj	15,542	302
	Lassila & Tikanoja Oyj	17,451	286
	Oriola-KD Oyj	82,273	253
*	Finnair Oyj	48,620	236
	Raisio plc	55,409	179
	Lemminkainen Oyj	3,014	102
	HKScan Oyj	13,418	99
	F-Secure Oyj	22,782	73
			20,791
France (4.2%)
	Arkema SA	38,295	3,736
	Groupe Eurotunnel SA	315,095	3,359
	Valeo SA	47,314	2,898
	Rhodia SA	63,857	2,886
	Gemalto NV	52,518	2,502
	Zodiac Aerospace	24,842	2,149
^	Bourbon SA	41,109	1,715
	SEB SA	17,377	1,713
^	Etablissements Maurel et Prom	73,140	1,679
	Nexans SA	16,722	1,443
	Neopost SA	17,580	1,405
	Metropole Television SA	61,354	1,400
	CFAO SA	31,658	1,352
	Havas SA	266,052	1,245
	Faurecia	32,212	1,243
	Mercialys SA	28,098	1,170
	Societe Immobiliere de Location pour l'Industrie et le Commerce	7,620	989
	Remy Cointreau SA	10,876	971
	Teleperformance	34,854	898
^	Rubis	14,524	847
^	IPSOS	16,752	793
	Orpea	15,960	782
	Nexity SA	15,343	691
	Ingenico	15,822	667
^	Virbac SA	3,810	666
*	Derichebourg SA	99,158	654
	Alten Ltd.	17,041	636
*,^ SOITEC		70,901	633
	Mersen	10,684	577
	Delachaux SA	4,860	561
	SA des Ciments Vicat	7,552	558
*,^ Technicolor SA		98,189	542
*	Altran Technologies SA	65,263	519
	Saft Groupe SA	15,317	498
	Medica SA	23,742	497
^	FFP	6,903	493
	Plastic Omnium SA	13,872	481
*	UBISOFT Entertainment	55,469	462
	Esso SA Francaise	3,743	459
	Sechilienne-Sidec	18,700	446
	Boiron SA	10,207	435
	Rallye SA	11,151	435
*	Jacquet Metal Service	18,648	402
*	GameLoft SA	55,566	383
	Seche Environnement SA	4,600	369

	Beneteau SA	20,036	360
	Eurofins Scientific	3,928	354
	Pierre & Vacances	4,463	353
	Canal &	50,761	344
	Stallergenes SA	5,193	339
	Fimalac	8,342	332
	April	14,119	323
	Groupe Steria SCA	12,535	317
	Sopra Group SA	3,992	299
	Vilmorin & Cie	2,691	291
	LISI	2,919	287
*	Bull	46,952	282
*	Club Mediterranee	11,119	263
	Faiveley Transport	3,009	253
*	Manitou BF SA	7,849	239
	Bonduelle S.C.A.	2,343	225
*	Parrot SA	6,614	207
*	Meetic SA	9,325	200
	Societe de la Tour Eiffel	2,295	198
*	NicOx SA	81,330	187
*,^ Euro Disney SCA		18,783	182
	Assystem	7,796	178
	Laurent-Perrier	1,215	170
*	GFI Informatique	29,918	168
	GL Events	4,598	159
*	Axway Software SA	4,990	129
	Sequana	10,146	122
	Union Financiere de France BQE SA	3,200	114
	Trigano SA	4,091	109
	NRJ Group	8,245	100
*	Etam Developpement SA	2,835	98
*	Boursorama	8,356	96
*	Haulotte Group SA	4,806	91
	Maisons France Confort	1,475	65
*,^ Theolia SA		36,283	62
*	Recylex SA	7,038	58
*	Etablissements Maurel et Prom Warrants Exp. 06/30/2014	38,916	23
			56,816
Germany (4.4%)
*	Kabel Deutschland Holding AG	52,415	2,950
	Bilfinger Berger SE	23,314	2,299
	Brenntag AG	21,267	2,168
	Symrise AG	73,166	1,999
	Software AG	39,009	1,901
	MTU Aero Engines Holding AG	24,312	1,795
^	Aixtron SE NA	63,454	1,705
	ProSiebenSat.1 Media AG Prior Pfd.	65,444	1,688
*,^ SGL Carbon SE		30,914	1,612
*	Sky Deutschland AG	340,180	1,608
	Aurubis AG	25,673	1,589
	United Internet AG	73,517	1,495
	Stada Arzneimittel AG	36,668	1,397
	Fuchs Petrolub AG	28,308	1,371
	Wincor Nixdorf AG	21,534	1,347
	Hugo Boss AG Prior Pfd.	11,840	1,287
	Axel Springer AG	29,064	1,286
	Rhoen Klinikum AG	48,627	1,212

	Douglas Holding AG	25,048	1,207
	Deutsche Euroshop AG	30,146	1,152
	Leoni AG	17,306	974
	Rational AG	3,423	927
	Wirecard AG	53,060	912
	Gerry Weber International AG	27,520	912
	Freenet AG	75,230	910
*	Dialog Semiconductor plc	45,862	898
	Deutsche Wohnen AG	54,016	875
	Fuchs Petrolub AG Prior Pfd.	16,158	839
*	Gildemeister AG	43,777	802
*	Aareal Bank AG	25,932	769
	Fielmann AG	7,227	755
	Vossloh AG	5,852	743
	ElringKlinger AG	24,587	733
	Demag Cranes AG	10,788	717
	Krones AG	9,098	696
*	Deutz AG	69,742	673
	Pfeiffer Vacuum Technology AG	5,823	651
	Rheinmetall AG	7,412	620
*	KUKA AG	22,798	608
	Alstria Office REIT-AG	39,315	573
	Bechtle AG	12,168	558
^	Solarworld AG	47,746	545
	Kloeckner & Co. SE	20,734	505
*	IVG Immobilien AG	72,586	499
	MLP AG	51,977	478
	GFK SE	8,815	443
	CTS Eventim AG	11,972	437
*	Heidelberger Druckmaschinen AG	151,631	429
	Kontron AG	40,780	409
	Draegerwerk AG & Co. KGaA Prior Pfd.	3,270	406
	KWS Saat AG	1,927	405
	BayWa AG	9,377	384
	Bauer AG	9,528	383
	H&R WASAG AG	12,958	372
	KSB AG Prior Pfd.	477	358
	Jungheinrich AG Prior Pfd.	8,168	337
*	Morphosys AG	11,856	335
	GAGFAH SA	45,539	310
	Delticom AG	2,961	309
*	Roth & Rau AG	8,370	263
	Sixt AG	8,734	230
	Medion AG	11,664	221
*	QSC AG	56,381	210
	Sixt AG Prior Pfd.	9,676	194
^	Asian Bamboo AG	5,731	188
*	Jenoptik AG	24,017	187
	DIC Asset AG	16,162	172
	Biotest AG Prior Pfd.	2,209	153
*	Singulus Technologies AG	30,113	151
	Grenkeleasing AG	2,429	145
*	Patrizia Immobilien AG	21,202	142
	Deutsche Beteiligungs AG	5,238	139
*,^ Conergy AG		118,413	136
*,^ Nordex SE		18,377	132
	Duerr AG	2,879	129
	Carl Zeiss Meditec AG	5,721	127

*,^ Centrotherm Photovoltaics AG		3,599	123
*,^ Air Berlin plc		28,265	121
*,^ Solar Millennium AG		5,506	116
	Takkt AG	7,014	116
	Praktiker AG	32,847	116
^	Phoenix Solar AG	5,256	114
*,^ Q-Cells SE		59,019	103
	CompuGroup Medical AG	6,770	98
	Indus Holding AG	2,596	81
	CropEnergies AG	10,226	80
	Comdirect Bank AG	7,308	77
	CAT Oil AG	8,289	73
*	Constantin Medien AG	23,248	58
*	Manz AG	1,341	50
			60,802
Greece (0.4%)
*	Piraeus Bank SA	638,392	826
	Titan Cement Co. SA	34,013	701
	JUMBO SA	56,316	398
*	Viohalco	56,724	339
*	Agricultural Bank of Greece	289,235	329
*	Mytilineos Holdings SA	45,784	322
	Motor Oil Hellas Corinth Refineries SA	27,379	311
	Ellaktor SA	68,555	266
*	Folli Follie Group	19,268	255
*	TT Hellenic Postbank SA	67,290	244
	Hellenic Exchanges SA	34,557	242
	Metka SA	18,564	220
*	Marfin Investment Group SA	309,096	200
*	Fourlis Holdings SA	29,683	174
*	Frigoglass SA	12,055	161
	Athens Water Supply & Sewage Co. SA	24,447	146
	Intralot SA-Integrated Lottery Systems & Services	59,966	109
*	GEK Terna Holding Real Estate Construction SA	38,413	109
*	Sidenor Steel Products Manufacturing Co. SA	24,324	107
	Eurobank Properties Real Estate Investment Co.	11,421	92
	Piraeus Port Authority	4,046	74
			5,625
Hong Kong (1.1%)
	Luk Fook Holdings International Ltd.	245,000	1,287
	Trinity Ltd.	862,000	956
	Pacific Basin Shipping Ltd.	1,387,766	761
	Chow Sang Sang Holdings International Ltd.	191,519	724
*	G-Resources Group Ltd.	8,486,279	676
	Dah Chong Hong Holdings Ltd.	513,032	673
	Giordano International Ltd.	867,841	661
	Stella International Holdings Ltd.	234,591	640
*	Glorious Property Holdings Ltd.	1,630,000	501
	SmarTone Telecommunications Holding Ltd.	307,500	475
*	China WindPower Group Ltd.	5,090,000	391
	Midland Holdings Ltd.	666,000	387
^	Silver base Group Holdings Ltd.	417,000	380
	Value Partners Group Ltd.	474,000	375
	Singamas Container Holdings Ltd.	1,027,960	356
	SA SA International Holdings Ltd.	437,747	347
*	China Daye Non-Ferrous Metals Mining Ltd.	4,662,000	316
	Emperor Watch & Jewellery Ltd.	1,440,000	310

*	CST Mining Group Ltd.	11,640,000	301
*,^ Fook Woo Group Holdings Ltd.		998,000	294
	IT Ltd.	278,000	273
*,^ China Timber Resources Group Ltd.		5,600,000	266
*,^ Jinchuan Group International Resources Co. Ltd.		663,000	264
	EVA Precision Industrial Holdings Ltd.	684,000	259
	Vitasoy International Holdings Ltd.	342,698	250
	TAI Cheung Holdings	289,000	228
^	United Laboratories International Holdings Ltd.	204,000	210
	K Wah International Holdings Ltd.	507,000	177
	HKR International Ltd.	295,200	167
	Sunlight REIT	504,000	164
*	Apac Resources Ltd.	3,000,000	160
*	Lai Sun Development	6,052,000	159
*	eSun Holdings Ltd.	546,000	148
	Man Wah Holdings Ltd.	158,400	144
	Varitronix International Ltd.	223,000	143
	Dickson Concepts International Ltd.	185,500	140
*	King Stone Energy Group Ltd.	540,000	135
*	Titan Petrochemicals Group Ltd.	2,200,000	134
	Prosperity REIT	531,000	128
	Shui On Construction and Materials Ltd.	93,169	122
*	Apollo Solar Energy Technology Holdings Ltd.	3,116,000	121
	City Telecom HK Ltd.	207,000	117
	Regal Hotels International Holdings Ltd.	276,000	112
*	Dejin Resources Group Co. Ltd.	4,036,000	110
	Pacific Textile Holdings Ltd.	147,000	102
*	Tom Group Ltd.	920,000	99
	Citic Telecom International Holdings Ltd.	395,000	93
	Shenglong PV-Tech Investment Co. Ltd.	27,128	78
*	Neo-Neon Holdings Ltd.	266,000	75
*,^ New Times Energy Corp. Ltd.		4,730,000	64
	Far East Consortium	284,000	62
	Polytec Asset Holdings Ltd.	460,000	59
	Regent Pacific Group Ltd.	1,300,000	56
			15,630
Hungary (0.0%)
	Egis Gyogyszergyar Nyrt	1,466	143
*	FHB Mortgage Bank plc	12,740	58
			201
India (2.4%)
	Yes Bank Ltd.	154,724	1,084
	LIC Housing Finance Ltd.	209,618	1,006
	Federal Bank Ltd.	103,668	1,000
	Petronet LNG Ltd.	213,071	827
	United Phosphorus Ltd.	206,619	775
	Apollo Hospitals Enterprise Ltd.	57,651	687
	Allahabad Bank	141,807	646
	Tata Global Beverages Ltd.	268,025	645
	CESC Ltd.	84,624	645
	Indian Hotels Co. Ltd.	342,433	588
	Godrej Consumer Products Ltd.	53,110	525
	Aurobindo Pharma Ltd.	132,054	508
	IndusInd Bank Ltd.	81,831	501
	Andhra Bank	161,994	494
	Shree Renuka Sugars Ltd.	299,754	476
	Jain Irrigation Systems Ltd.	120,196	473

IFCI Ltd.	448,989	458
Jindal Saw Ltd.	128,444	443
* Indiabulls Real Estate Ltd.	188,220	423
Indraprastha Gas Ltd.	43,954	405
Biocon Ltd.	48,449	397
Gujarat State Petronet Ltd.	163,117	377
Thermax Ltd.	28,939	374
Amtek Auto Ltd.	97,611	351
South Indian Bank Ltd.	655,816	348
Gujarat State Fertilisers & Chemicals Ltd.	37,426	340
Century Textile & Industries Ltd.	42,701	333
Sintex Industries Ltd.	80,398	320
Videocon Industries Ltd.	73,040	310
Sterling Biotech Ltd.	155,654	303
Coromandel International Ltd.	40,906	303
Marico Ltd.	79,487	303
Motherson Sumi Systems Ltd.	58,113	300
Alstom Projects India Ltd.	23,227	300
* Dish TV India Ltd.	150,340	288
Mahindra & Mahindra Financial Services Ltd.	19,761	283
Torrent Pharmaceuticals Ltd.	18,709	276
Opto Circuits India Ltd.	41,130	268
Jammu & Kashmir Bank Ltd.	13,467	264
Monnet Ispat & Energy Ltd.	22,411	252
Indian Overseas Bank	79,784	250
CMC Ltd.	9,326	238
Ruchi Soya Industries Ltd.	107,829	238
* Indiabulls Power Ltd.	614,165	238
Engineers India Ltd.	36,086	234
Bhushan Steel Ltd.	26,256	232
Bajaj Finserv Ltd.	19,145	231
Chambal Fertilizers & Chemicals Ltd.	118,848	231
* Emami Ltd.	20,285	226
Syndicate Bank	82,769	224
* Era Infra Engineering Ltd.	59,024	223
McLeod Russel India Ltd.	35,988	221
* JSL Stainless Ltd.	97,190	220
Pantaloon Retail India Ltd.	28,846	219
Praj Industries Ltd.	115,383	217
Indian Bank	42,623	217
Hindustan Oil Exploration Co. Ltd.	56,300	216
India Cements Ltd.	134,441	212
IVRCL Ltd.	150,193	211
* Wockhardt Ltd.	20,670	210
* GVK Power & Infrastructure Ltd.	516,010	210
Chennai Petroleum Corp. Ltd.	41,815	207
* Religare Enterprises Ltd.	19,656	206
Areva T&D India Ltd.	36,654	204
Gujarat Mineral Development Corp. Ltd.	56,059	203
Gujarat NRE Coke Ltd.	199,622	199
Apollo Tyres Ltd.	120,020	198
SRF Ltd.	27,443	198
Rolta India Ltd.	74,345	195
Bombay Dyeing & Manufacturing Co. Ltd.	24,951	194
Hotel Leela Venture Ltd.	185,110	192
Gateway Distriparks Ltd.	59,349	184
IRB Infrastructure Developers Ltd.	46,826	184
Voltas Ltd.	58,912	183

Balrampur Chini Mills Ltd.	135,840	182
HCL Infosystems Ltd.	94,428	182
Nava Bharat Ventures Ltd.	34,887	182
Patni Computer Systems Ltd.	24,405	179
Raymond Ltd.	20,579	177
Gujarat Gas Co. Ltd.	18,581	176
NCC Ltd.	106,537	175
India Infoline Ltd.	90,783	172
Gujarat Narmada Valley Fertilizers Co. Ltd.	75,373	171
* Arvind Ltd.	86,337	171
Central Bank Of India	63,788	167
Ballarpur Industries Ltd.	207,599	162
Usha Martin Ltd.	160,346	161
Shree Cement Ltd.	3,926	158
* Gujarat Alkalies & Chemicals	44,626	156
Nagarjuna Fertilizers & Chemicals	212,223	155
Bajaj Hindusthan Ltd.	100,513	154
UCO Bank	78,235	150
Educomp Solutions Ltd.	19,183	150
SREI Infrastructure Finance Ltd.	140,943	149
* Sun Pharma Advanced Research Co. Ltd.	70,273	147
* Ispat Industries Ltd.	360,488	146
* Manappuram Finance Ltd.	111,302	138
Welspun Corp. Ltd.	40,857	137
Shiv-Vani Oil & Gas Exploration Services Ltd.	28,192	136
TVS Motor Co. Ltd.	121,091	135
* Pipavav Shipyard Ltd.	82,945	134
3i Infotech Ltd.	140,184	130
BEML Ltd.	10,226	127
Everest Kanto Cylinder Ltd.	59,062	120
PTC India Ltd.	67,119	117
Karnataka Bank Ltd.	44,462	116
Peninsula Land Ltd.	96,537	113
* Firstsource Solutions Ltd.	285,028	113
Vijaya Bank	78,471	112
Mercator Lines Ltd.	137,503	111
Hindustan Construction Co.	159,091	110
* Parsvnath Developers Ltd.	98,992	104
* S Kumars Nationwide Ltd.	81,104	101
Kesoram Industries Ltd.	29,420	98
* Sterlite Technologies Ltd.	85,739	97
Finolex Industries Ltd.	55,785	92
Radico Khaitan Ltd.	30,378	91
* Essar Ports Ltd.	41,702	87
* GTL Ltd.	51,218	87
Maharashtra Seamless Ltd.	9,680	82
Indiabulls Securities Ltd.	268,678	77
Electrosteel Castings Ltd.	116,049	75
* Triveni Turbine Ltd.	67,622	68
* Deccan Chronicle Holdings Ltd.	42,653	66
Triveni Engineering & Industries Ltd.	67,622	52
* Essar Shipping Ltd.	20,851	49
* Patel Engineering Ltd.	13,843	42
		32,903
Indonesia (0.9%)
Lippo Karawaci Tbk PT	9,744,676	892
* Bakrieland Development Tbk PT	36,189,952	717

Alam Sutera Realty Tbk PT	13,550,500	667
* Pakuwon Jati Tbk PT	5,736,784	607
* Bakrie Telecom Tbk PT	12,886,073	545
Bakrie Sumatera Plantations Tbk PT	10,344,000	527
* Energi Mega Persada Tbk PT	17,571,000	524
Bumi Serpong Damai PT	3,853,000	461
Ciputra Development Tbk PT	7,038,500	455
Medco Energi Internasional Tbk PT	1,534,171	450
* Barito Pacific Tbk PT	3,741,041	444
Summarecon Agung Tbk PT	2,902,584	437
Jasa Marga PT	921,080	430
* Bakrie and Brothers Tbk PT	50,652,988	410
AKR Corporindo Tbk PT	1,138,000	408
* Delta Dunia Makmur Tbk PT	3,503,500	403
Gajah Tunggal Tbk PT	986,000	379
* Bhakti Investama Tbk PT	11,813,500	361
Indika Energy Tbk PT	770,939	337
Media Nusantara Citra Tbk PT	2,532,500	318
Timah Tbk PT	1,014,407	291
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,042,025	287
Holcim Indonesia Tbk PT	1,089,977	265
Bank Tabungan Negara Tbk PT	1,326,500	265
Bisi International PT	1,313,500	224
* Indah Kiat Pulp & Paper Corp. Tbk PT	1,439,852	217
Global Mediacom Tbk PT	1,997,500	204
* Intiland Development Tbk PT	4,188,500	160
Ramayana Lestari Sentosa Tbk PT	1,562,000	154
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,003,000	146
* Berlian Laju Tanker Tbk PT	2,727,500	95
* Bakrie Sumatera Plantations Tbk PT Warrants Exp. 02/18/2013	94,500	2
		12,082
Ireland (0.6%)
DCC plc	53,974	1,460
C&C Group plc- Ireland (XDUB)	213,347	1,084
Paddy Power plc	21,655	1,059
Kingspan Group plc	104,640	1,052
* Smurfit Kappa Group plc- Ireland (XLDUB)	87,026	896
Grafton Group plc	161,042	673
Glanbia plc	95,572	627
United Drug plc	152,818	513
FBD Holdings plc	27,039	267
Greencore Group plc	185,740	251
* Independent News & Media plc	187,458	90
Fyffes plc	147,806	89
* Aer Lingus	89,102	87
Total Produce plc	143,022	81
* Smurfit Kappa Group plc- London(XLON)	6,094	63
C&C Group plc- London (XLON)	11,196	56
* Irish Life & Permanent Group Holdings plc	163,454	11
		8,359
Israel (0.3%)
* Mellanox Technologies Ltd.	19,374	661
* EZchip Semiconductor Ltd.	16,817	527
FMS Enterprises Migun Ltd.	15,059	350
Frutarom Industries Ltd.	32,516	347
* Ceragon Networks Ltd.	22,472	282
* Internet Gold-Golden Lines Ltd.	11,636	248

* Tower Semiconductor Ltd.	189,746	199
* Nova Measuring Instruments Ltd.	20,472	182
Ituran Location and Control Ltd.	11,980	165
* Allot Communications Ltd.	10,174	155
Granite Hacarmel Investments Ltd.	75,413	142
* Modiin - LP	10,852,262	139
Alony Hetz Properties & Investments Ltd.	24,685	132
* AudioCodes Ltd.	23,665	129
* Gilat Satellite Networks Ltd.	25,869	125
* Nitsba Holdings 1995 Ltd.	12,365	115
* Retalix Ltd.	7,204	110
* Given Imaging Ltd.	5,308	103
* Hadera Paper Ltd.	1,541	97
Electra Ltd.	630	68
* Delek Real Estate Ltd.	920,068	60
Phoenix Holdings Ltd.	19,388	59
Elco Holdings Ltd.	5,355	59
		4,454
Italy (2.0%)
Prysmian SPA	131,718	2,438
Banca Popolare dell'Emilia Romagna Scrl	148,163	1,489
Davide Campari-Milano SPA	165,929	1,369
^ Banca Popolare di Sondrio SCARL	170,123	1,292
Tod's SPA	7,371	986
Societa Cattolica di Assicurazioni SCRL	39,602	958
DiaSorin SPA	17,394	860
Recordati SPA	60,814	663
Societa Iniziative Autostradali e Servizi SPA	65,929	649
Impregilo SPA	228,496	648
Hera SPA	325,707	642
Ansaldo STS SPA	61,048	590
Danieli & C Officine Meccaniche SPA	40,164	585
Azimut Holding SPA	69,679	568
Iren SPA	335,971	554
Banca Piccolo Credito Valtellinese Scarl	133,634	552
* Sorin SPA	187,004	524
Cofide SPA	524,880	524
CIR-Compagnie Industriali Riunite SPA	221,597	519
Piaggio & C SPA	123,137	509
Beni Stabili SPA	560,499	499
ERG SPA	33,495	446
MARR SPA	33,019	421
Italmobiliare SPA	18,987	421
ACEA SPA	47,156	415
Credito Emiliano SPA	67,452	341
Arnoldo Mondadori Editore SPA	102,710	325
Interpump Group SPA	39,229	318
* Fondiaria-Sai SPA	118,198	307
De'Longhi SPA	23,853	294
Autostrada Torino-Milano SPA	25,010	292
* Safilo Group SPA	21,572	291
* Gemina SPA	280,941	285
Credito Artigiano SPA	161,875	283
Amplifon SPA	42,529	272
SAES Getters SPA	38,301	268
* Banca Popolare dell'Etruria e del Lazio	92,819	260
Banca Generali SPA	20,701	247

	Banco di Desio e della Brianza SPA	48,830	245
	Benetton Group SPA	34,742	241
	Brembo SPA	17,546	236
	Trevi Finanziaria SPA	16,700	214
*	Cam Finanziaria SPA	374,913	208
*	Gruppo Coin SPA	21,997	204
*,^ Tiscali SPA		2,074,448	182
	Indesit Co. SPA	21,773	174
	Danieli & C Officine Meccaniche SPA	6,220	166
*	Milano Assicurazioni SPA	377,572	165
	Geox SPA	31,697	163
^	Maire Tecnimont SPA	96,126	157
	Gruppo Editoriale L'Espresso SPA	63,749	148
*	Digital Multimedia Technologies SPA	4,619	143
	Italmobiliare SPA	3,975	140
	Industria Macchine Automatiche SPA	6,571	138
*	Prelios SPA	253,144	138
*	Fondiaria-Sai SPA RSP	86,427	133
*	Snai SPA	34,090	122
	Astaldi SPA	18,879	116
	Immobiliare Grande Distribuzione	56,854	116
*	DeA Capital SPA	54,287	115
	IMMSI SPA	102,006	115
*,^ Premafin Finanziaria SPA		215,397	114
*	RCS MediaGroup SPA	65,312	97
	Cementir Holding SPA	31,451	82
	Landi Renzo SPA	23,836	73
	Sogefi SPA	18,986	71
	Esprinet SPA	10,427	55
	KME Group SPA	127,058	55
*	Interpump Group SPA Warrants Exp. 10/31/2012	2,440	3
*	Tiscali SPA Warrants Exp. 12/15/2014	221,192	—
			27,233
Japan (11.5%)
	K's Holdings Corp.	30,505	1,427
^	Sanrio Co. Ltd.	27,356	1,184
	KYB Co. Ltd.	121,959	994
	Duskin Co. Ltd.	46,778	947
	Sankyu Inc.	182,014	877
	OSG Corp.	53,894	866
^	Anritsu Corp.	79,829	865
	Kakaku.com Inc.	21,400	846
	Nachi-Fujikoshi Corp.	128,742	842
	Shochiku Co. Ltd.	97,723	839
	Makino Milling Machine Co. Ltd.	79,901	786
	Hulic Co. Ltd.	73,029	776
	Kyowa Exeo Corp.	76,523	757
*	Pioneer Corp.	140,513	741
	Exedy Corp.	19,504	737
	FP Corp.	11,195	729
^	eAccess Ltd.	1,636	724
	Hitachi Zosen Corp.	433,790	713
	Horiba Ltd.	21,414	711
	Nichicon Corp.	41,587	702
	Hoshizaki Electric Co. Ltd.	30,641	696
	Tsubakimoto Chain Co.	108,250	695
	Fuyo General Lease Co. Ltd.	19,323	685

Miura Co. Ltd.	23,618	680
Fuji Oil Co. Ltd.	43,698	666
Sanyo Special Steel Co. Ltd.	100,472	661
Yamagata Bank Ltd.	135,426	648
Toagosei Co. Ltd.	116,584	644
Meitec Corp.	27,767	619
Kiyo Holdings Inc.	435,965	617
Daio Paper Corp.	78,454	614
Okumura Corp.	163,213	612
KYORIN Holdings Inc.	29,320	611
Nifco Inc.	22,808	610
Aica Kogyo Co. Ltd.	42,760	607
Joshin Denki Co. Ltd.	53,000	606
Nikkiso Co. Ltd.	61,264	603
Asahi Diamond Industrial Co. Ltd.	25,422	601
Nihon Kohden Corp.	21,481	597
Megmilk Snow Brand Co. Ltd.	31,952	595
Nakamuraya Co. Ltd.	116,000	579
^ Kadokawa Group Holdings Inc.	16,050	573
Hitachi Kokusai Electric Inc.	70,038	568
Japan Airport Terminal Co. Ltd.	44,027	565
Hanwa Co. Ltd.	127,415	562
Toyo Tanso Co. Ltd.	10,710	561
M3 Inc.	62	560
Inaba Denki Sangyo Co. Ltd.	20,115	559
Sugi Holdings Co. Ltd.	19,691	556
Sanyo Chemical Industries Ltd.	70,274	555
Maeda Road Construction Co. Ltd.	57,139	554
^ Zensho Co. Ltd.	42,761	554
Nissin Kogyo Co. Ltd.	29,901	552
Sangetsu Co. Ltd.	21,532	552
Mitsuboshi Belting Co. Ltd.	97,000	551
NET One Systems Co. Ltd.	228	546
So-net Entertainment Corp.	111	541
Iwatani Corp.	150,696	540
Takasago Thermal Engineering Co. Ltd.	65,516	540
Central Glass Co. Ltd.	107,015	536
Aichi Steel Corp.	79,029	534
Mirait Holdings Corp.	64,700	534
IBJ Leasing Co. Ltd.	21,463	527
Tsuruha Holdings Inc.	10,200	525
Sumitomo Warehouse Co. Ltd.	107,208	523
Tadano Ltd.	84,807	517
Kureha Corp.	107,338	516
Musashi Seimitsu Industry Co. Ltd.	18,915	514
Nippon Light Metal Co. Ltd.	243,023	514
Fujitec Co. Ltd.	87,000	513
Bank of the Ryukyus Ltd.	39,119	513
Nisshin Oillio Group Ltd.	106,416	509
Topy Industries Ltd.	162,795	508
Sanken Electric Co. Ltd.	93,469	508
Nippon Denko Co. Ltd.	75,990	507
Toyo Ink SC Holdings Co. Ltd.	107,151	507
Toei Co. Ltd.	106,648	506
Nippon Flour Mills Co. Ltd.	106,404	504
Bank of Okinawa Ltd.	10,704	502
Mizuno Corp.	106,782	496
FCC Co. Ltd.	20,643	496

^ Nichi-iko Pharmaceutical Co. Ltd.	17,100	495
Ricoh Leasing Co. Ltd.	20,600	495
Hogy Medical Co. Ltd.	10,951	491
Century Tokyo Leasing Corp.	25,379	489
Morinaga Milk Industry Co. Ltd.	109,678	488
Nippon Soda Co. Ltd.	103,587	488
Hokuto Corp.	21,295	488
NOF Corp.	107,202	488
Keihin Corp.	21,749	485
Kaken Pharmaceutical Co. Ltd.	34,067	482
Tokyo Ohka Kogyo Co. Ltd.	21,473	481
Kyudenko Corp.	68,000	477
Meidensha Corp.	111,919	477
Okinawa Electric Power Co. Inc.	10,640	476
Accordia Golf Co. Ltd.	635	475
^ Kappa Create Co. Ltd.	20,950	474
Tokyo Seimitsu Co. Ltd.	25,623	471
Daiseki Co. Ltd.	23,787	469
Alpine Electronics Inc.	31,374	469
Resorttrust Inc.	32,128	468
Tamron Co. Ltd.	17,900	468
Ryosan Co. Ltd.	21,479	465
EDION Corp.	44,733	464
^ Geo Corp.	354	458
MOS Food Services Inc.	23,110	458
Sanki Engineering Co. Ltd.	79,000	458
Mitsui Sugar Co. Ltd.	96,000	457
Hosiden Corp.	53,612	456
Saizeriya Co. Ltd.	22,321	456
Kitz Corp.	79,100	449
Fancl Corp.	33,004	446
Oiles Corp.	21,290	446
Noritz Corp.	21,535	444
ADEKA Corp.	43,055	443
Ariake Japan Co. Ltd.	21,700	443
Toho Zinc Co. Ltd.	87,758	440
Okamoto Industries Inc.	108,000	439
Nitta Corp.	21,700	438
Taikisha Ltd.	21,463	438
Itoham Foods Inc.	107,000	434
Mitsui-Soko Co. Ltd.	108,000	431
Bank of Iwate Ltd.	10,524	429
Mandom Corp.	14,479	427
Fuji Soft Inc.	28,464	424
San-A Co. Ltd.	10,300	419
TS Tech Co. Ltd.	21,885	418
Yamanashi Chuo Bank Ltd.	98,311	415
Pigeon Corp.	10,800	415
Dr Ci:Labo Co. Ltd.	76	412
Shimizu Bank Ltd.	10,700	403
Xebio Co. Ltd.	16,908	400
NSD Co. Ltd.	46,500	400
Seikagaku Corp.	34,864	399
Hokuetsu Kishu Paper Co. Ltd.	63,721	399
Japan Vilene Co. Ltd.	85,000	398
Tokai Tokyo Financial Holdings Inc.	129,432	394
Futaba Corp.	21,480	391
Yodogawa Steel Works Ltd.	92,113	388

Earth Chemical Co. Ltd.	10,715	386
Tomy Co. Ltd.	43,417	386
Japan Securities Finance Co. Ltd.	60,841	384
^ Colowide Co. Ltd.	60,500	379
Sanwa Holdings Corp.	107,637	379
Arcs Co. Ltd.	21,600	378
Minato Bank Ltd.	188,000	377
Maruha Nichiro Holdings Inc.	214,348	375
Izumiya Co. Ltd.	86,000	374
Seiren Co. Ltd.	58,900	373
Maeda Corp.	113,306	372
Marudai Food Co. Ltd.	108,000	370
Nichiden Corp.	10,800	364
Megachips Corp.	23,500	363
Nippon Chemi-Con Corp.	55,696	360
Nagaileben Co. Ltd.	11,600	359
Komori Corp.	42,775	359
Toyo Tire & Rubber Co. Ltd.	129,000	359
TOMONY Holdings Inc.	82,700	358
AOKI Holdings Inc.	21,800	358
Yamazen Corp.	46,900	358
Sakai Chemical Industry Co. Ltd.	80,000	357
Ain Pharmaciez Inc.	8,700	356
Shinko Plantech Co. Ltd.	30,200	355
Ship Healthcare Holdings Inc.	16,800	354
Unipres Corp.	12,200	353
Toyo Engineering Corp.	95,000	353
Daifuku Co. Ltd.	53,961	348
Aomori Bank Ltd.	108,000	347
Daihen Corp.	90,759	344
Sintokogio Ltd.	33,100	344
* Sumitomo Light Metal Industries Ltd.	312,000	344
Valor Co. Ltd.	21,100	344
* JVC Kenwood Corp.	60,440	342
Shikoku Bank Ltd.	107,003	342
Nippon Carbon Co. Ltd.	105,000	342
Akebono Brake Industry Co. Ltd.	61,257	341
Toho Holdings Co. Ltd.	33,218	340
Nippon Suisan Kaisha Ltd.	93,562	338
Nippon Gas Co. Ltd.	23,800	334
Fukui Bank Ltd.	112,769	331
Akita Bank Ltd.	108,000	329
* Unitika Ltd.	424,000	329
Toyo Corp.	29,400	329
CKD Corp.	38,100	328
Nippon Signal Co. Ltd.	43,400	327
^ Penta-Ocean Construction Co. Ltd.	142,500	327
Yachiyo Bank Ltd.	10,900	326
Amano Corp.	34,056	325
Nihon Parkerizing Co. Ltd.	21,596	323
Shibusawa Warehouse Co. Ltd.	98,000	323
^ Tokyo Rope Manufacturing Co. Ltd.	93,000	322
Ehime Bank Ltd.	109,000	320
GMO internet Inc.	70,200	320
Daibiru Corp.	42,687	318
Noritake Co. Ltd.	79,000	315
^ Kohnan Shoji Co. Ltd.	15,800	314
Jaccs Co. Ltd.	103,000	313

	Nitto Boseki Co. Ltd.	107,738	312
	Sakata Seed Corp.	21,456	311
	Daiwabo Holdings Co. Ltd.	137,761	310
	Wacom Co. Ltd.	273	309
	Paris Miki Holdings Inc.	33,900	309
	SHO-BOND Holdings Co. Ltd.	12,600	308
	Showa Sangyo Co. Ltd.	97,000	308
	Doutor Nichires Holdings Co. Ltd.	23,137	307
	HIS Co. Ltd.	10,900	307
	Atsugi Co. Ltd.	239,000	304
	Canon Electronics Inc.	10,994	302
	Sanden Corp.	57,000	301
*	Oki Electric Industry Co. Ltd.	300,311	299
^	Yorozu Corp.	11,700	299
	Saibu Gas Co. Ltd.	111,734	299
	Asahi Organic Chemicals Industry Co. Ltd.	108,000	296
*	Aderans Co. Ltd.	31,409	295
	Cocokara fine Inc.	11,289	295
*	Orient Corp.	245,500	294
	Eighteenth Bank Ltd.	108,000	293
	Tokyo Tomin Bank Ltd.	21,700	292
	Kyoei Steel Ltd.	18,800	290
	Prima Meat Packers Ltd.	215,000	287
	Calsonic Kansei Corp.	44,000	287
	Chofu Seisakusho Co. Ltd.	11,000	287
	Denki Kogyo Co. Ltd.	60,400	286
	Krosaki Harima Corp.	59,000	286
	Morinaga & Co. Ltd.	117,518	285
	Nippon Densetsu Kogyo Co. Ltd.	26,403	283
	Heiwado Co. Ltd.	21,600	283
*,^ Iseki & Co. Ltd.		109,000	282
	Yoshinoya Holdings Co. Ltd.	217	281
	Mikuni Coca-Cola Bottling Co. Ltd.	31,000	280
	Parco Co. Ltd.	32,800	280
	Avex Group Holdings Inc.	20,500	278
	Bank of Saga Ltd.	108,000	277
	TKC	12,500	277
*	Furukawa Co. Ltd.	274,000	277
	Press Kogyo Co. Ltd.	48,000	275
	Sanyo Shokai Ltd.	93,000	273
	Fuji Co. Ltd.	12,200	272
	Star Micronics Co. Ltd.	24,100	272
	Kurabo Industries Ltd.	136,000	272
^	Kinugawa Rubber Industrial Co. Ltd.	33,000	271
	Mie Bank Ltd.	107,000	269
	Ryoyo Electro Corp.	27,000	268
	Pilot Corp.	138	268
	Japan Wool Textile Co. Ltd.	30,189	268
	Iino Kaiun Kaisha Ltd.	58,800	268
	WATAMI Co. Ltd.	11,800	268
	Nitto Kohki Co. Ltd.	11,100	267
	Kato Sangyo Co. Ltd.	12,600	266
	Sodick Co. Ltd.	30,700	265
	Okamura Corp.	41,000	265
	Nihon Unisys Ltd.	43,400	262
	Mitsubishi Shokuhin Co. Ltd.	11,200	261
	TOC Co. Ltd.	58,700	260
	Gunze Ltd.	69,079	259

^	Sanyo Denki Co. Ltd.	28,000	258
	Itochu Enex Co. Ltd.	43,200	258
	DCM Holdings Co. Ltd.	33,900	258
	F&A Aqua Holdings Inc.	25,000	257
	Ryobi Ltd.	55,435	257
	Toho Bank Ltd.	106,664	256
	Oyo Corp.	24,900	256
	Godo Steel Ltd.	101,000	256
	Fujimi Inc.	21,700	256
	Heiwa Real Estate Co. Ltd.	110,000	254
	Daisan Bank Ltd.	107,000	253
	Chudenko Corp.	21,500	252
	AOC Holdings Inc.	32,700	252
	Miyazaki Bank Ltd.	108,000	250
	Senshukai Co. Ltd.	36,900	250
	Nippon Beet Sugar Manufacturing Co. Ltd.	109,000	250
*	Ishihara Sangyo Kaisha Ltd.	177,000	249
*,^ CSK Corp.		58,800	247
	Toshiba Plant Systems & Services Corp.	21,524	247
	Fuji Seal International Inc.	10,900	247
	Takara Standard Co. Ltd.	32,098	246
	Nichias Corp.	39,855	246
	Kanto Auto Works Ltd.	24,400	245
^	Temp Holdings Co. Ltd.	26,400	244
	Seiko Holdings Corp.	72,291	241
	Kintetsu World Express Inc.	7,000	240
	Toa Corp.	134,000	238
	Nagano Bank Ltd.	109,000	236
	Riken Corp.	48,000	235
	Hokuetsu Bank Ltd.	109,000	233
	Higashi-Nippon Bank Ltd.	108,000	232
	Mitsuba Corp.	23,000	230
*	Kenedix Inc.	1,176	230
	Nishimatsu Construction Co. Ltd.	153,000	229
*	SWCC Showa Holdings Co. Ltd.	179,000	227
	Osaka Steel Co. Ltd.	11,600	225
	Nippo Corp.	28,000	225
	Tachi-S Co. Ltd.	11,600	225
	Round One Corp.	27,800	224
^	Japan Drilling Co. Ltd.	5,800	224
*	Kanematsu Corp.	222,000	222
*	Mitsubishi Paper Mills Ltd.	217,000	222
	Nippon Shinyaku Co. Ltd.	15,571	221
*	Tokyo Dome Corp.	109,000	219
	Tokushu Tokai Paper Co. Ltd.	108,000	219
	Megane TOP Co. Ltd.	13,400	217
	Kitagawa Iron Works Co. Ltd.	111,000	217
	Michinoku Bank Ltd.	108,000	216
	Max Co. Ltd.	17,000	215
	T-Gaia Corp.	112	215
*	Misawa Homes Co. Ltd.	28,500	214
	Aeon Delight Co. Ltd.	9,600	212
	Sumisho Computer Systems Corp.	12,100	212
	Kato Works Co. Ltd.	66,000	211
	Aiphone Co. Ltd.	11,200	211
	Uniden Corp.	41,000	210
	Toyo Kanetsu KK	80,000	207
	Toli Corp.	96,000	207

	Nippon Konpo Unyu Soko Co. Ltd.	18,000	205
	Sasebo Heavy Industries Co. Ltd.	109,000	204
	Aida Engineering Ltd.	38,800	204
	Nihon Dempa Kogyo Co. Ltd.	15,600	204
^	Toyo Construction Co. Ltd.	208,000	203
^	Topcon Corp.	35,600	202
	Kisoji Co. Ltd.	10,900	202
	Chugoku Marine Paints Ltd.	25,000	202
*	Daiei Inc.	53,500	202
*,^ Clarion Co. Ltd.		93,000	201
	Melco Holdings Inc.	6,800	196
*	Takuma Co. Ltd.	38,000	195
	Aichi Machine Industry Co. Ltd.	50,000	194
	FIDEA Holdings Co. Ltd.	75,300	194
	Nippon Thompson Co. Ltd.	24,000	193
^	Milbon Co. Ltd.	6,050	193
*	Showa Corp.	25,800	193
	Ministop Co. Ltd.	10,200	192
	Shin-Etsu Polymer Co. Ltd.	36,000	192
	Moshi Moshi Hotline Inc.	10,950	192
	Alpen Co. Ltd.	10,900	188
*	Chiba Kogyo Bank Ltd.	32,300	188
	Futaba Industrial Co. Ltd.	23,600	188
*	Daikyo Inc.	97,000	188
	ZERIA Pharmaceutical Co. Ltd.	13,000	184
^	Takaoka Electric Manufacturing Co. Ltd.	62,000	184
	Mitsubishi Steel Manufacturing Co. Ltd.	52,000	184
	Asahi Holdings Inc.	8,100	183
	Roland Corp.	19,800	182
	Towa Pharmaceutical Co. Ltd.	3,100	182
	Wood One Co. Ltd.	45,000	182
	Marusan Securities Co. Ltd.	40,300	181
	Chiyoda Co. Ltd.	11,000	181
	Nichii Gakkan Co.	19,600	181
*	TOKAI Holdings Corp.	34,600	178
	Toshiba Machine Co. Ltd.	29,000	177
	Okabe Co. Ltd.	33,900	176
	Mitsui Matsushima Co. Ltd.	81,000	174
	Vantec Corp.	94	174
	Eagle Industry Co. Ltd.	12,000	174
	Coca-Cola Central Japan Co. Ltd.	12,600	174
	Daikokutenbussan Co. Ltd.	5,100	173
	Foster Electric Co. Ltd.	10,185	170
	Transcosmos Inc.	14,700	170
*,^ Tobishima Corp.		500,500	169
	Yuasa Trading Co. Ltd.	102,000	169
	ASKUL Corp.	11,200	169
	Cosmos Pharmaceutical Corp.	3,600	168
	Taiyo Holdings Co. Ltd.	5,500	168
	Bank of Nagoya Ltd.	53,121	167
^	Kumiai Chemical Industry Co. Ltd.	51,000	165
	Sankyo Seiko Co. Ltd.	46,597	164
*,^ Aiful Corp.		100,000	164
^	Toda Kogyo Corp.	16,000	163
*	Janome Sewing Machine Co. Ltd.	191,000	163
	Sato Corp.	12,400	163
	Nippon Steel Trading Co. Ltd.	54,000	163
*	TSI Holdings Co. Ltd.	23,595	162

	Paramount Bed Co. Ltd.	5,700	161
	Daido Metal Co. Ltd.	15,000	161
	Fujitsu General Ltd.	19,000	161
^	Nidec-Tosok Corp.	12,700	160
	Towa Bank Ltd.	128,000	159
	Hisaka Works Ltd.	11,000	157
	Eizo Nanao Corp.	8,400	157
	Morita Holdings Corp.	26,154	156
	DTS Corp.	13,800	155
	Nippon Seiki Co. Ltd.	13,000	154
	United Arrows Ltd.	7,600	154
	Hibiya Engineering Ltd.	14,300	154
^	Bic Camera Inc.	265	153
*	Sankyo-Tateyama Holdings Inc.	112,000	153
	Nippon Ceramic Co. Ltd.	7,000	153
	Japan Radio Co. Ltd.	53,000	151
	Furukawa-Sky Aluminum Corp.	40,000	150
*	Denyo Co. Ltd.	11,200	150
	Taiko Pharmaceutical Co. Ltd.	13,400	149
	Nissan Shatai Co. Ltd.	18,000	149
	Nippon Synthetic Chemical Industry Co. Ltd.	22,000	149
	Vital KSK Holdings Inc.	18,600	148
	Descente Ltd.	26,000	147
	Asahi Co. Ltd.	7,100	147
	Token Corp.	3,870	146
	Japan Aviation Electronics Industry Ltd.	19,000	145
	Goldcrest Co. Ltd.	6,180	145
	Teikoku Piston Ring Co. Ltd.	11,500	145
*	Best Denki Co. Ltd.	46,000	144
	Tv Tokyo Holdings Corp.	11,600	144
	Kuroda Electric Co. Ltd.	12,200	144
	Koa Corp.	11,700	143
	Cosel Co. Ltd.	8,100	142
	Tsukishima Kikai Co. Ltd.	16,000	142
	Arc Land Sakamoto Co. Ltd.	7,900	142
*,^ Fudo Tetra Corp.		76,300	140
	Sinfonia Technology Co. Ltd.	44,000	139
^	Gurunavi Inc.	13,400	138
	Nissin Electric Co. Ltd.	14,000	138
^	Tsugami Corp.	22,000	134
	Paltac Corp.	6,600	132
	Riso Kagaku Corp.	8,500	132
	Aisan Industry Co. Ltd.	13,200	131
	Tokyu Livable Inc.	13,400	131
	Oita Bank Ltd.	43,435	130
	Totetsu Kogyo Co. Ltd.	14,000	130
	Panasonic Electric Works SUNX Co. Ltd.	19,100	130
	JSP Corp.	6,900	128
	Seika Corp.	45,000	128
	Macromill Inc.	11,500	127
	Sekisui Jushi Corp.	12,000	127
	Taihei Dengyo Kaisha Ltd.	18,000	126
	Zappallas Inc.	101	126
	Nissen Holdings Co. Ltd.	20,700	124
	Ichiyoshi Securities Co. Ltd.	21,700	123
	T RAD Co. Ltd.	26,000	121
	Fuji Kyuko Co. Ltd.	22,000	121
	Hamakyorex Co. Ltd.	3,500	120

Elematec Corp.	8,300	118
ASKA Pharmaceutical Co. Ltd.	16,000	117
Daiichi Jitsugyo Co. Ltd.	22,000	117
Inabata & Co. Ltd.	18,500	117
Kanto Denka Kogyo Co. Ltd.	17,000	117
Gulliver International Co. Ltd.	2,390	116
Osaki Electric Co. Ltd.	11,000	116
Stella Chemifa Corp.	3,800	116
Nippon Coke & Engineering Co. Ltd.	65,500	115
Mitsubishi Pencil Co. Ltd.	6,100	115
^ Dwango Co. Ltd.	51	115
Tsukuba Bank Ltd.	35,700	113
Yokohama Reito Co. Ltd.	15,800	113
Idec Corp.	9,200	112
St. Marc Holdings Co. Ltd.	2,800	111
^ Nihon M&A Center Inc.	22	111
Shinmaywa Industries Ltd.	28,000	111
Takasago International Corp.	23,000	111
Mito Securities Co. Ltd.	77,000	111
Trusco Nakayama Corp.	5,300	110
JFE Shoji Holdings Inc.	22,000	110
Nihon Nohyaku Co. Ltd.	24,000	110
Torii Pharmaceutical Co. Ltd.	5,700	109
Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	21,000	109
TECMO KOEI HOLDINGS CO Ltd.	12,600	105
Bando Chemical Industries Ltd.	24,000	105
Chugai Ro Co. Ltd.	31,000	105
Shibuya Kogyo Co. Ltd.	9,500	105
Enplas Corp.	6,700	104
Aichi Bank Ltd.	1,900	104
NEC Networks & System Integration Corp.	6,900	103
Nidec Copal Corp.	8,500	103
Topre Corp.	9,400	103
Shoei Co. Ltd.	11,600	102
Modec Inc.	5,500	101
* Nippon Yakin Kogyo Co. Ltd.	34,000	101
^ Shin-Kobe Electric Machinery Co. Ltd.	6,000	101
BML Inc.	3,700	99
Axell Corp.	4,700	99
^ Juki Corp.	38,000	98
Nitto Kogyo Corp.	8,400	98
Ryoden Trading Co. Ltd.	15,000	98
Senko Co. Ltd.	26,000	97
Internet Initiative Japan Inc.	24	96
Royal Holdings Co. Ltd.	8,800	96
Ines Corp.	11,800	96
ST Corp.	7,500	95
Doshisha Co. Ltd.	3,500	94
Nippon Valqua Industries Ltd.	31,000	93
NEC Fielding Ltd.	7,300	93
Japan Digital Laboratory Co. Ltd.	7,500	93
Kaga Electronics Co. Ltd.	8,200	92
Yusen Logistics Co. Ltd.	5,700	91
Kyosan Electric Manufacturing Co. Ltd.	16,000	90
Tocalo Co. Ltd.	3,800	89
Tsutsumi Jewelry Co. Ltd.	3,500	89
SMK Corp.	22,000	88
Nittetsu Mining Co. Ltd.	20,000	88

	Japan Pulp & Paper Co. Ltd.	24,000	87
*	Iwasaki Electric Co. Ltd.	29,000	86
	Maezawa Kyuso Industries Co. Ltd.	5,900	85
	Yokogawa Bridge Holdings Corp.	13,000	84
	Shindengen Electric Manufacturing Co. Ltd.	19,000	84
	Sanshin Electronics Co. Ltd.	10,400	83
*,^ Leopalace21 Corp.		56,500	82
	NS United Kaiun Kaisha Ltd.	41,000	82
	Pacific Industrial Co. Ltd.	15,000	81
	Tokyo Rakutenchi Co. Ltd.	23,000	81
	Kentucky Fried Chicken Japan Ltd.	3,000	79
	Sumitomo Precision Products Co. Ltd.	11,000	79
	Torishima Pump Manufacturing Co. Ltd.	5,000	79
*	Fujiya Co. Ltd.	41,000	79
*	Kanamoto Co. Ltd.	10,000	78
	Nippon Sharyo Ltd.	16,000	77
	Arisawa Manufacturing Co. Ltd.	13,900	76
	Shimojima Co. Ltd.	5,600	75
	Nihon Yamamura Glass Co. Ltd.	27,000	75
	EPS Co. Ltd.	31	73
	Fujimori Kogyo Co. Ltd.	5,100	73
*	Toko Inc.	32,000	73
	Toyo Securities Co. Ltd.	43,000	72
	Macnica Inc.	3,000	71
	Tamura Corp.	23,000	71
	Shinko Shoji Co. Ltd.	8,800	71
*	Tekken Corp.	48,000	69
*	Daiichi Chuo KK	38,000	67
*	Okura Industrial Co. Ltd.	19,000	67
*	Hodogaya Chemical Co. Ltd.	16,000	67
	Dydo Drinco Inc.	1,700	66
	Nomura Co. Ltd.	21,000	63
*	Kumagai Gumi Co. Ltd.	63,000	63
*	Hokuriku Electric Industry Co. Ltd.	32,000	63
	Dai-Dan Co. Ltd.	9,000	61
	Hosokawa Micron Corp.	10,000	60
	Nice Holdings Inc.	30,000	60
*	Kurimoto Ltd.	30,000	60
*	Nippon Metal Industry Co. Ltd.	46,000	59
	Daiken Corp.	16,000	58
	Zuken Inc.	7,600	58
	Origin Electric Co. Ltd.	12,000	58
	Bunka Shutter Co. Ltd.	19,000	57
	Aichi Corp.	12,200	56
*	Nippon Koei Co. Ltd.	16,000	55
	Kanto Natural Gas Development Ltd.	9,000	55
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,000	55
*	Raito Kogyo Co. Ltd.	14,900	54
	OBIC Business Consultants Ltd.	850	54
	Nippon Chemical Industrial Co. Ltd.	24,000	54
	Nippon Road Co. Ltd.	18,000	53
	Gun-Ei Chemical Industry Co. Ltd.	18,000	53
	Mitsubishi Kakoki Kaisha Ltd.	22,000	53
	Namura Shipbuilding Co. Ltd.	11,700	52
	Hitachi Medical Corp.	4,000	51
	Shinkawa Ltd.	7,200	51
*	Nakayama Steel Works Ltd.	37,000	50
	Yurtec Corp.	11,000	50

* FDK Corp.	33,000	50
Teikoku Electric Manufacturing Co. Ltd.	2,300	50
Kura Corp.	3,700	50
* Sumitomo Mitsui Construction Co. Ltd.	58,300	49
* Meisei Industrial Co. Ltd.	15,000	49
Sumitomo Seika Chemicals Co. Ltd.	9,000	49
Showa Aircraft Industry Co. Ltd.	6,000	48
Jeol Ltd.	15,000	48
Shibaura Mechatronics Corp.	13,000	45
Organo Corp.	6,000	45
Ohara Inc.	3,200	34
		157,154
Malaysia (1.3%)
AirAsia Bhd.	1,295,762	1,714
Dialog Group Bhd.	857,453	782
Berjaya Corp. Bhd.	1,812,871	725
Multi-Purpose Holdings Bhd.	667,144	674
Genting Plantations Bhd.	253,273	673
Malaysian Resources Corp. Bhd.	781,447	670
Bursa Malaysia Bhd.	249,336	647
Media Prima Bhd.	612,140	606
SapuraCrest Petroleum Bhd.	391,815	588
Kencana Petroleum Bhd.	583,300	580
Top Glove Corp. Bhd.	303,579	551
Sunway REIT	1,424,900	547
Kulim Malaysia Bhd.	396,236	491
IGB Corp. Bhd.	655,673	464
Malaysia Airports Holdings Bhd.	211,977	463
Affin Holdings Bhd.	398,900	457
DRB-Hicom Bhd.	572,727	432
Boustead Holdings Bhd.	211,675	417
WCT Bhd.	366,343	379
TAN Chong Motor Holdings Bhd.	225,898	373
CapitaMalls Malaysia Trust	768,000	342
* Malaysian Airline System Bhd.	679,800	338
IJM Land Bhd.	343,100	319
KLCC Property Holdings Bhd.	272,799	308
Wah Seong Corp. Bhd.	391,736	303
Carlsberg Brewery-Malay Bhd.	121,000	299
KNM Group Bhd.	467,146	286
Eastern & Oriental Bhd.	515,300	270
Hartalega Holdings Bhd.	141,600	265
Supermax Corp. Bhd.	210,675	260
Samling Global Ltd.	2,418,000	257
OSK Holdings Bhd.	459,397	233
* Sunway Holdings Bhd.	257,100	225
Uchi Technologies Bhd.	475,300	210
Mudajaya Group Bhd.	183,200	198
TA Enterprise Bhd.	849,900	193
Unisem M Bhd.	359,480	168
QL Resources Bhd.	153,100	164
* Mulpha International Bhd.	968,500	158
Lion Industries Corp. Bhd.	257,300	145
Malaysian Bulk Carriers Bhd.	182,500	135
* Puncak Niaga Holding Bhd.	196,400	104
Muhibbah Engineering M Bhd.	235,900	97
* Kulim Malaysia Bhd. Warrants 02/27/2016	46,729	18

*	WCT Bhd. Warrants Expire 02/24/2016	73,268	17
*	Perdana Petroleum Bhd. Warrants 10/26/2015	25,612	4
*	Media Prima Bhd. Warrants Exp. 12/31/2014	9,277	4
			17,553
Mexico (0.8%)
	Coca-Cola Femsa SAB de CV	175,898	1,699
	Banco Compartamos SA de CV	158,385	1,074
	Grupo Aeroportuario del Sureste SAB de CV Class B	166,319	992
*	Genomma Lab Internacional SAB de CV Class B	416,090	955
*	Empresas ICA SAB de CV	403,896	821
*	Desarrolladora Homex SAB de CV	156,728	685
	TV Azteca SAB de CV	847,054	642
*	Axtel SAB de CV	918,313	533
*	OHL Mexico SAB de CV	243,900	524
*	Corp GEO SAB de CV	237,320	478
*	Industrias CH SAB de CV Class B	113,772	403
*	Controladora Comercial Mexicana SAB de CV	226,800	387
	Grupo Aeroportuario del Centro Norte Sab de CV	168,116	339
	Consorcio ARA SAB de CV	597,177	313
*	Carso Infraestructura y Construccion SAB de CV	434,500	265
	Compartamos SAB de CV	122,500	220
	Bolsa Mexicana de Valores SAB de CV	103,500	204
*	Gruma SAB de CV Class B	93,400	197
	Grupo Comercial Chedraui SA de CV	49,300	150
*	Grupo Simec SAB de CV Class B	56,315	138
*	Grupo Famsa SAB de CV Class A	86,757	115
			11,134
Morocco (0.0%)
	Managem	460	52

Netherlands (1.5%)
	Imtech NV	53,690	1,732
	Delta Lloyd NV	73,617	1,609
	Nutreco NV	21,397	1,488
	Eurocommercial Properties NV	30,114	1,441
	Wereldhave NV	14,039	1,301
	Aalberts Industries NV	64,569	1,258
	CSM	40,544	1,073
	ASM International NV	37,429	1,064
	Arcadis NV	33,439	788
	Vastned Retail NV	11,257	767
	USG People NV	48,813	730
	TKH Group NV	24,893	720
	Koninklijke Ten Cate NV	19,629	683
^	Nieuwe Steen Investments NV	36,573	682
	Mediq NV	34,853	650
	Koninklijke BAM Groep NV	109,594	617
	BinckBank NV	44,600	616
	Sligro Food Group NV	15,292	546
	Unit 4 NV	16,031	532
	Grontmij NV	21,377	397
*	Wavin NV	24,485	310
*	SNS REAAL NV	73,622	307
	Koninklijke Wessanen NV	60,359	263
	Beter Bed Holding NV	7,072	177
	Accell Group	6,626	172
*,^ TomTom NV		35,074	166

	Brunel International NV	3,836	160
	Heijmans NV	6,930	159
*,^ AMG Advanced Metallurgical Group NV		8,253	138
	Vastned Offices NV	8,156	134
*	Ordina NV	21,103	81
*	Kardan NV	17,537	78
	KAS Bank NV	3,871	54
			20,893
New Zealand (0.2%)
	Infratil Ltd.	315,264	499
	New Zealand Oil & Gas Ltd.	641,395	381
	Freightways Ltd.	122,372	366
	Goodman Property Trust	411,230	358
	AMP NZ Office Ltd.	386,275	285
	Nuplex Industries Ltd.	105,321	254
	Mainfreight Ltd.	22,501	208
*	Fisher & Paykel Appliances Holdings Ltd.	298,411	157
	Tower Ltd.	50,936	68
			2,576
Norway (1.9%)
*	Subsea 7 SA	212,715	5,602
*	Petroleum Geo-Services ASA	130,064	2,109
	TGS Nopec Geophysical Co. ASA	65,716	1,917
	Schibsted ASA	53,458	1,589
	Marine Harvest ASA	1,782,028	1,035
	ProSafe SE	136,480	1,015
	Tomra Systems ASA	109,451	990
	SpareBank 1 SR Bank	94,703	842
*	Algeta ASA	22,519	839
	Fred Olsen Energy ASA	20,738	802
*	DNO International ASA	674,843	760
	Golar LNG Ltd.	18,661	715
	SpareBank 1 SMN	77,428	690
	BW Offshore Ltd.	312,387	685
	Cermaq ASA	46,349	647
	Veidekke ASA	69,299	598
	Atea ASA	54,511	560
*	Archer Ltd.	89,940	520
	Norwegian Property ASA	247,343	519
	Aker ASA	17,929	474
*	Songa Offshore SE	83,019	457
^	Frontline Ltd.	35,284	410
	Opera Software ASA	56,162	360
*	Dockwise Ltd.	12,438	319
^	Nordic Semiconductor ASA	84,681	271
	Stolt-Nielsen Ltd.	10,167	260
*	Norwegian Air Shuttle AS	13,301	259
*	EDB ErgoGroup ASA	95,416	228
*,^ Norske Skogindustrier ASA		135,956	201
	Austevoll Seafood ASA	32,297	178
*	Siem Offshore Inc.	80,466	157
*,^ Norwegian Energy Co. AS		121,577	150
	Golden Ocean Group Ltd.	138,611	130
	Leroey Seafood Group ASA	6,430	129
*	Pronova BioPharma AS	62,418	116
	Rem Offshore ASA	3,800	32

*,^ Sevan Marine ASA		271,606	27
			26,592
Philippines (0.6%)
	Energy Development Corp.	8,392,490	1,353
	Philex Mining Corp.	1,553,881	947
	International Container Terminal Services Inc.	553,517	716
	Alliance Global Group Inc.	2,260,503	621
	DMCI Holdings Inc.	566,500	605
*	First Gen Corp.	1,669,168	593
	Universal Robina Corp.	490,899	551
	Semirara Mining Corp. Class A	98,510	527
*	Philippine National Bank	355,810	499
	Metro Pacific Investments Corp.	4,945,000	423
	Robinsons Land Corp.	1,268,050	400
	Manila Water Co. Inc.	594,052	278
	Megaworld Corp.	4,790,906	249
	Filinvest Land Inc.	6,134,000	189
	First Philippine Holdings Corp.	126,580	185
	Vista Land & Lifescapes Inc.	1,389,000	114
*	Philex Petroleum Corp.	157,785	9
			8,259
Poland (0.5%)
	Synthos SA	815,751	1,682
*	Grupa Lotos SA	53,773	737
*	Kernel Holding SA	26,880	707
	Asseco Poland SA	40,784	699
^	Eurocash SA	50,654	495
	Bank Millennium SA	231,847	443
*	PBG SA	7,666	385
*,^ Netia SA		181,344	378
^	Polimex-Mostostal SA	351,944	365
*,^ Cersanit SA		90,070	259
*	Boryszew SA	714,563	225
	Budimex SA	4,749	140
	Agora SA	12,709	73
*,^ Bioton SA		1,495,999	64
*	Ciech SA	5,689	40
			6,692
Portugal (0.2%)
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	182,304	748
	Sonae	470,169	449
	Semapa-Sociedade de Investimento e Gestao	37,457	371
	Portucel Empresa Produtora de Pasta e Papel SA	96,917	288
	Mota-Engil SGPS SA	148,783	278
*	BANIF SGPS SA	250,731	194
	Sonaecom - SGPS SA	82,780	178
	REN - Redes Energeticas Nacionais SA	43,637	144
	Altri SGPS SA	56,620	116
	Teixeira Duarte SA	90,220	48
			2,814
Russia (0.4%)
	AK Transneft OAO Prior Pfd.	908	1,443
*	Rostelecom OJSC (Issue 11)	91,807	628
	Vsmpo-Avisma Corp.	3,401	594
*	OGK-1 OAO	16,930,700	546
	Akron JSC	9,765	541

*	Rostelecom OJSC (Issue 3)	74,802	510
	OGK-2 OAO	9,419,100	467
*	AvtoVAZ OAO	421,802	457
*	Rostelecom OJSC (Issue 9)	64,469	440
	OGK-6 OAO	8,482,300	349
			5,975
Singapore (1.3%)
	Suntec REIT	1,320,510	1,682
	Mapletree Logistics Trust	1,753,280	1,339
	SATS Ltd.	523,878	1,094
	Straits Asia Resources Ltd.	417,116	1,046
	Ascendas India Trust	1,173,000	935
*	Biosensors International Group Ltd.	807,004	914
	CDL Hospitality Trusts	509,319	879
	Hyflux Ltd.	502,169	816
	Fortune REIT	943,836	500
	Ascott Residence Trust	434,882	428
	Ho Bee Investment Ltd.	361,000	421
^	Ezra Holdings Ltd.	386,902	403
	OSIM International Ltd.	317,000	391
^	GMG Global Ltd.	1,640,000	361
	Parkway Life REIT	232,485	359
	Raffles Medical Group Ltd.	161,000	328
	Goodpack Ltd.	207,495	325
	Hi-P International Ltd.	408,000	314
	CSE Global Ltd.	312,759	313
	Cambridge Industrial Trust	681,510	286
	K-REIT Asia	249,000	273
^	First Resources Ltd.	227,629	267
	Super Group Ltd.	220,000	263
	Frasers Commercial Trust	347,200	250
	Frasers Centrepoint Trust	194,000	248
*	Think Environmental Co. Ltd.	346,000	240
	Lippo-Mapletree Indonesia Retail Trust	442,000	237
^,1 ARA Asset Management Ltd.		188,100	236
	Midas Holdings Ltd.	434,847	205
^	Raffles Education Corp. Ltd.	397,366	204
	Sound Global Ltd.	360,000	201
	Cityspring Infrastructure Trust	470,000	191
*	Gallant Venture Ltd.	537,000	176
	China Fishery Group Ltd.	144,330	174
	GuocoLeisure Ltd.	282,000	167
	AIMS AMP Capital Industrial REIT	892,000	167
	CapitaRetail China Trust	161,000	166
	Ezion Holdings Ltd.	286,000	162
*,^ Oceanus Group Ltd.		975,000	162
*	KS Energy Ltd.	180,000	158
*	Ying Li International Real Estate Ltd.	502,000	156
*,^ Swiber Holdings Ltd.		249,000	144
	CH Offshore Ltd.	321,000	110
	Hong Leong Asia Ltd.	40,000	72
*,^ Tiger Airways Holdings Ltd.		63,000	63
			17,826
South Africa (0.6%)
^	Aquarius Platinum Ltd.	286,544	1,335
*	Metorex Ltd.	736,934	932
*	Brait SA	278,514	729

	DataTec Ltd.	107,987	632
	Astral Foods Ltd.	26,380	498
	SA Corporate Real Estate Fund Nominees Pty Ltd.	960,435	487
	Emira Property Fund	232,460	464
*	Omnia Holdings Ltd.	36,329	436
	Blue Label Telecoms Ltd.	567,328	436
	Coronation Fund Managers Ltd.	97,526	292
*	Eqstra Holdings Ltd.	276,661	290
	City Lodge Hotels Ltd.	24,349	227
	EOH Holdings Ltd.	53,035	175
	DRDGOLD Ltd.	367,200	171
	Group Five Ltd.	38,532	171
*	Super Group Ltd.	1,409,296	168
*	Sentula Mining Ltd.	402,801	152
	Palabora Mining Co. Ltd.	7,381	152
	Merafe Resources Ltd.	872,040	140
*	Hulamin Ltd.	102,281	105
	Raubex Group Ltd.	34,864	80
	Clover Industries Ltd.	35,035	59
	Cipla Medpro South Africa Ltd.	58,875	58
			8,189
South Korea (3.8%)
	Korea Kumho Petrochemical	11,638	2,393
	LG International Corp.	23,162	1,362
^	Seah Besteel Corp.	21,305	1,341
	Orion Corp.	2,718	1,320
	Hyundai Marine & Fire Insurance Co. Ltd.	40,992	1,313
	Kolon Industries Inc.	10,948	1,220
	Taekwang Industrial Co. Ltd.	648	1,044
	Mando Corp.	5,205	1,028
	SK Chemicals Co. Ltd.	12,352	936
	Korean Reinsurance Co.	68,390	855
	LG Fashion Corp.	17,544	782
^	Seoul Semiconductor Co. Ltd.	25,368	765
	Macquarie Korea Infrastructure Fund	152,465	712
	SFA Engineering Corp.	11,303	693
	Hotel Shilla Co. Ltd.	23,681	690
	LIG Insurance Co. Ltd.	27,620	685
	Poongsan Corp.	16,098	681
	Samyang Corp.	6,101	674
	Dong-A Pharmaceutical Co. Ltd.	6,152	659
	Young Poong Corp.	551	636
	Capro Corp.	17,360	598
	Hyundai Greenfood Co. Ltd.	38,765	575
*	Ssangyong Motor Co.	72,240	573
	OCI Materials Co. Ltd.	4,630	565
	Hyundai Elevator Co. Ltd.	4,897	551
*	Neowiz Games Corp.	9,322	551
*	Asiana Airlines	53,372	537
	LG Innotek Co. Ltd.	5,994	532
*,^ Taihan Electric Wire Co. Ltd.		89,501	487
*	CJ E&M Corp.	10,765	485
	CJ O Shopping Co. Ltd.	1,744	467
	SK Gas Co. Ltd.	6,518	437
*,^ LG Life Sciences Ltd.		8,932	432
	Tong Yang Securities Inc.	71,039	432
*,^ CNK International Co. Ltd.		35,374	426

	Fila Korea Ltd.	4,989	421
	Meritz Fire & Marine Insurance Co. Ltd.	36,060	417
^	KP Chemical Corp.	17,010	414
^	Nexen Tire Corp.	23,010	403
	MegaStudy Co. Ltd.	2,797	400
^	Lock & Lock Co. Ltd.	8,840	400
	Jinro Ltd.	11,560	388
^	Doosan Engineering & Construction Co. Ltd.	77,190	370
	Green Cross Corp.	2,259	369
	Handsome Co. Ltd.	13,660	364
	Sungwoo Hitech Co. Ltd.	16,476	361
	KIWOOM Securities Co. Ltd.	6,116	339
	LS Industrial Systems Co. Ltd.	4,835	338
	POSCO Chemtech Co. Ltd.	1,762	330
	CJ CGV Co. Ltd.	11,093	329
	Youngone Corp.	17,534	327
*	SK Broadband Co. Ltd.	77,356	325
^	Ilyang Pharmaceutical Co. Ltd.	9,188	319
	Tong Yang Life Insurance	23,280	310
	E1 Corp.	5,167	307
^	STX Engine Co. Ltd.	11,347	304
	Daesang Corp.	24,200	304
*,^ Hanmi Pharm Co. Ltd.		3,619	295
	Huchems Fine Chemical Corp.	11,358	290
*,^ Chabio & Diostech Co. Ltd.		26,954	288
	Hyundai Home Shopping Network Corp.	2,042	287
	Daewoong Pharmaceutical Co. Ltd.	6,721	285
	Hanjin Transportation Co. Ltd.	8,724	281
	S&T Dynamics Co. Ltd.	16,203	279
*	Komipharm International Co. Ltd.	23,715	278
	Hana Tour Service Inc.	5,827	271
	Youngone Holdings Co. Ltd.	6,140	270
^	Sung Kwang Bend Co. Ltd.	12,955	267
	Dongsuh Co. Inc.	7,489	266
	SK Securities Co. Ltd.	160,091	265
	Samchully Co. Ltd.	2,706	264
	Namyang Dairy Products Co. Ltd.	308	263
	Hanwha Securities Co.	42,505	263
^	Daeduck Electronics Co.	31,010	262
	S&T Daewoo Co. Ltd.	7,080	250
	Chong Kun Dang Pharm Corp.	7,950	244
*,^ Woongjin Chemical Co. Ltd.		206,270	243
^	Dongbu Steel Co. Ltd.	29,368	242
*,^ TK Corp.		11,010	242
	Taeyoung Engineering & Construction Co. Ltd.	35,470	242
	GS Home Shopping Inc.	1,779	236
	Hanil Cement Co. Ltd.	4,950	232
	Binggrae Co. Ltd.	4,040	231
	Woongjin Thinkbig Co. Ltd.	13,170	230
	Ottogi Corp.	1,507	230
*	Hanwha General Insurance Co. Ltd.	24,700	226
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,077	222
*	Ssangyong Cement Industrial Co. Ltd.	35,220	221
^	Hansol Paper Co.	26,540	221
*	Taewoong Co. Ltd.	4,614	219
	Jeonbuk Bank	37,309	218
	Korea Electric Terminal Co. Ltd.	7,850	209
^	Melfas Inc.	6,918	207

*	Jusung Engineering Co. Ltd.	15,308	207
	Partron Co. Ltd.	17,874	205
	Grand Korea Leisure Co. Ltd.	9,110	202
	Meritz Securities Co. Ltd.	230,630	201
^	Namhae Chemical Corp.	14,600	197
	KEPCO Plant Service & Engineering Co. Ltd.	5,115	195
	KISCO Corp.	6,276	193
	Sindoh Co. Ltd.	4,070	192
*	Hanmi Holdings Co. Ltd.	7,130	188
*	Ace Digitech Co. Ltd.	11,978	187
*	Dongbu HiTek Co. Ltd.	17,030	186
	NH Investment & Securities Co. Ltd.	29,641	185
*	SK Communications Co. Ltd.	11,449	180
	Hanssem Co. Ltd.	10,970	180
	Sam Young Electronics Co. Ltd.	15,440	178
*	Posco ICT Co. Ltd.	21,877	171
	Kumho Electric Co. Ltd.	6,201	169
	Daekyo Co. Ltd.	29,480	168
	Bukwang Pharmaceutical Co. Ltd.	11,370	164
	Paradise Co. Ltd.	20,841	159
	Silicon Works Co. Ltd.	6,779	159
*,^ Interpark Corp.		32,025	158
*	DuzonBIzon Co. Ltd.	15,040	154
^	Daeduck GDS Co. Ltd.	18,520	154
*	Keangnam Enterprises Ltd.	11,470	154
	Sewon Cellontech Co. Ltd.	31,600	152
	Dongbu Corp.	17,400	141
*	KTB Investement & Securities Co. Ltd.	41,500	141
^	Hansol Technics Co. Ltd.	4,510	140
*	Kolon Engineering & Construction Co. Ltd.	28,570	138
*	Tong Yang Major Corp.	73,470	138
*	Hyunjin Materials Co. Ltd.	7,343	133
*	Eugene Investment & Securities Co. Ltd.	25,784	133
	Dongbu Securities Co. Ltd.	24,040	125
	Kyobo Securities Co.	18,690	118
^	China Ocean Resources Co. Ltd.	21,020	117
*	Woongjin Holdings Co. Ltd.	15,740	117
	Shinsung Solar Energy Co. Ltd.	18,350	112
*	Woongjin Energy Co. Ltd.	8,220	106
	Kwang Dong Pharmaceutical Co. Ltd.	30,680	106
	Youlchon Chemical Co. Ltd.	12,100	100
	Dae Han Flour Mills Co. Ltd.	577	92
	Humax Holdings Co. Ltd.	11,685	71
*	Insun ENT Co. Ltd.	18,780	64
*,^ Unison Co. Ltd.		8,031	59
*	Korea Line Corp.	7,800	51
	SSCP Co. Ltd.	12,274	49
*	Meritz Finance Holdings Co. Ltd.	15,094	42
			51,246
Spain (1.3%)
	Obrascon Huarte Lain SA	44,645	1,419
	Ebro Foods SA	72,559	1,408
^	Bolsas y Mercados Espanoles SA	48,881	1,400
	Construcciones y Auxiliar de Ferrocarriles SA	2,389	1,337
	Viscofan SA	27,258	1,015
*	NH Hoteles SA	152,823	958
	Grupo Catalana Occidente SA	38,637	917

	Prosegur Cia de Seguridad SA	19,157	881
	Sacyr Vallehermoso SA	100,151	826
	Tecnicas Reunidas SA	17,124	755
^	Abengoa SA	26,534	752
*,^ Melia Hotels International SA		48,673	506
	Grupo Empresarial Ence SA	139,391	501
*,^ Zeltia SA		148,600	454
	Antena 3 de Television SA	55,253	438
	Duro Felguera SA	49,803	398
*,^ Promotora de Informaciones SA		187,632	381
	Banco Pastor SA	84,615	362
	Faes Farma SA	131,624	351
*	Tubacex SA	95,692	309
*	Tubos Reunidos SA	98,799	289
	Almirall SA	27,665	263
^	Campofrio Food Group SA	29,102	257
*,^ Deoleo SA		437,111	253
	Pescanova SA	5,623	242
*	Realia Business SA	109,294	229
*	Fersa Energias Renovables SA	121,240	181
	Caja de Ahorros del Mediterraneo	26,304	165
	Miquel y Costas & Miquel SA	4,028	124
*	Cementos Portland Valderrivas SA	7,220	119
	Papeles y Cartones de Europa SA	15,999	89
	Laboratorios Farmaceuticos Rovi SA	10,594	84
*	Codere SA	5,989	79
*	Quabit Inmobiliaria SA	217,233	45
^	Solaria Energia y Medio Ambiente SA	16,448	43
			17,830
Sweden (2.4%)
	Hexagon AB Class B	153,899	3,132
	Lundin Petroleum AB	145,135	1,992
	Elekta AB Class B	40,446	1,861
	Meda AB Class A	139,175	1,718
	Trelleborg AB Class B	149,103	1,654
	Castellum AB	113,486	1,642
	Hufvudstaden AB Class A	92,000	1,031
	Hoganas AB Class B	25,602	1,009
	NCC AB Class B	45,903	923
	Fabege AB	95,133	917
	Kungsleden AB	99,270	912
	Wihlborgs Fastigheter AB	59,916	841
	Peab AB	124,354	824
	Lundbergforetagen AB Class B	21,934	810
	JM AB	41,400	802
	Wallenstam AB	76,095	776
	Axis Communications AB	36,007	744
	Niscayah Group AB	234,092	670
	Lindab International AB	62,130	622
	Saab AB Class B	26,516	578
	Axfood AB	14,769	568
	Hakon Invest AB	37,681	536
	Husqvarna AB	90,323	526
	Loomis AB Class B	37,538	508
	AarhusKarlshamn AB	17,422	499
	Klovern AB	106,298	493
	Billerud AB	53,910	487

	Avanza Bank Holding AB	16,222	471
	Oresund Investment AB	28,455	449
	Betsson AB	18,162	427
	Intrum Justitia AB	25,098	389
*	Active Biotech AB	27,528	344
*	Nobia AB	59,074	343
	AF AB	16,784	312
	Bure Equity AB	62,944	304
*	Rezidor Hotel Group AB	56,816	291
	SkiStar AB	15,834	258
	Mekonomen AB	7,915	256
^	Clas Ohlson AB	15,896	211
*,^ Eniro AB		50,840	182
*	PA Resources AB	297,811	169
*,^ SAS AB		85,417	167
^	Nibe Industrier AB Class B	9,684	163
	Gunnebo AB	24,161	153
	Haldex AB	24,121	135
*	BE Group AB	23,272	123
*	Concentric AB	17,587	111
	Nordnet AB	35,085	109
*	TradeDoubler AB	18,190	105
*	Diamyd Medical AB Class B	8,816	14
			32,561
Switzerland (4.3%)
	PSP Swiss Property AG	30,009	3,038
	Sulzer AG	20,655	3,001
*	Clariant AG	180,610	2,840
	Swiss Prime Site AG	30,751	2,819
	Aryzta AG	49,821	2,721
	EMS-Chemie Holding AG	10,366	2,210
	Galenica AG	3,050	2,063
	Valiant Holding	10,377	1,643
	Helvetia Holding AG	3,929	1,586
*	Dufry Group	13,353	1,578
	Georg Fischer AG	2,922	1,550
*	Panalpina Welttransport Holding AG	12,067	1,451
*	OC Oerlikon Corp. AG	168,309	1,428
	Barry Callebaut AG	1,220	1,287
	Bucher Industries AG	6,128	1,275
	Partners Group Holding AG	6,596	1,254
	Banque Cantonale Vaudoise	1,896	1,204
	Forbo Holding AG	1,605	1,157
*,^ Logitech International SA		118,364	1,137
	Kaba Holding AG Class B	2,374	982
*,^ Meyer Burger Technology AG		27,735	974
	Bank Sarasin & Cie AG Class B	22,087	933
	Belimo Holding AG	407	856
*	Petroplus Holdings AG	62,047	851
	Flughafen Zuerich AG	1,698	781
	Basler Kantonalbank	4,230	777
*	Temenos Group AG	31,592	759
	Mobimo Holding AG	2,699	748
	Valora Holding AG	2,501	748
	St. Galler Kantonalbank AG	1,257	708
	Allreal Holding AG	3,875	685
	Burckhardt Compression Holding AG	2,342	670

*	Schmolz & Bickenbach AG	55,812	651
*	Rieter Holding AG	2,826	651
	Schroder ImmoPLUS	458	634
	BB Biotech AG	8,437	630
	Swisscanto CH Real Estate Fund Ifca	4,345	629
	Liechtensteinische Landesbank AG	6,907	622
	Kuoni Reisen Holding AG	1,554	603
	Vontobel Holding AG	17,797	580
	Tecan Group AG	6,516	550
	Huber & Suhner AG	8,786	545
	Schulthess Group	7,112	513
	Schweiter Technologies AG	760	512
	Ascom Holding AG	37,387	512
	Vetropack Holding AG	234	495
	Swissquote Group Holding SA	9,188	428
	Zehnder Group AG	124	393
	Intershop Holdings	976	391
	Kudelski SA	28,354	370
	AFG Arbonia-Forster Hldg	9,223	309
*	Basilea Pharmaceutica	3,899	287
	Phoenix Mecano AG	372	274
*	Autoneum Holding AG	2,634	269
	Charles Voegele Holding AG	5,271	265
*	Bobst Group AG	6,939	260
	Ypsomed Holding AG	4,288	251
	Emmi AG	786	210
	Daetwyler Holding AG	2,341	196
	Orascom Development Holding AG	5,811	195
	Verwaltungs- und Privat-Bank AG	1,612	190
*,^ Von Roll Holding AG		45,902	180
	Gurit Holding AG	253	170
*	Siegfried Holding AG	1,250	153
	Acino Holding AG	1,265	132
*	Zueblin Immobilien Holding AG	20,963	93
	Coltene Holding AG	1,633	87
	Cie Financiere Tradition SA	587	74
*	Gottex Fund Management Holdings Ltd.	10,003	63
	Bachem Holding AG	1,133	60
	Bellevue Group AG	1,973	35
			59,176
Taiwan (6.4%)
	Hiwin Technologies Corp.	142,140	1,722
*	China Petrochemical Development Corp.	1,099,151	1,711
	Far Eastern Department Stores Co. Ltd.	742,765	1,619
	China Life Insurance Co. Ltd.	1,104,968	1,552
	WPG Holdings Ltd.	886,137	1,481
	Simplo Technology Co. Ltd.	171,776	1,480
	Powertech Technology Inc.	486,662	1,400
*	Wintek Corp.	899,587	1,222
	TSRC Corp.	420,283	1,139
	Tripod Technology Corp.	271,466	1,078
	Radiant Opto-Electronics Corp.	268,412	1,053
	Highwealth Construction Corp.	438,021	1,001
	E Ink Holdings Inc.	470,708	977
	Nan Kang Rubber Tire Co. Ltd.	425,874	871
	Ruentex Industries Ltd.	322,487	796
	LCY Chemical Corp.	318,561	791

Clevo Co.	370,983	723
Sino-American Silicon Products Inc.	235,413	701
Senao International Co. Ltd.	116,000	691
Motech Industries Inc.	203,311	633
China Steel Chemical Corp.	108,853	619
Jih Sun Financial Holdings Co. Ltd.	1,335,665	594
USI Corp.	421,565	578
Standard Foods Corp.	122,185	568
* Lung Yen Life Service Corp.	122,000	558
Richtek Technology Corp.	87,155	553
Kinsus Interconnect Technology Corp.	130,282	538
Ruentex Development Co. Ltd.	353,056	529
Goldsun Development & Construction Co. Ltd.	944,591	523
* Via Technologies Inc.	429,962	515
Taiwan Hon Chuan Enterprise Co. Ltd.	169,258	509
Everlight Electronics Co. Ltd.	235,725	508
Kenda Rubber Industrial Co. Ltd.	315,604	481
Phison Electronics Corp.	94,962	477
Huaku Development Co. Ltd.	159,823	476
* Shining Building Business Co. Ltd.	255,738	470
Shinkong Synthetic Fibers Corp.	1,051,142	467
Gigabyte Technology Co. Ltd.	416,271	465
St. Shine Optical Co. Ltd.	29,419	454
First Steamship Co. Ltd.	174,137	450
Gintech Energy Corp.	205,010	449
Solar Applied Materials Technology Co.	179,791	446
Career Technology MFG. Co. Ltd.	194,126	445
Prince Housing & Development Corp.	433,752	444
Wei Chuan Food Corp.	333,835	444
Yungtay Engineering Co. Ltd.	231,993	442
Tung Ho Steel Enterprise Corp.	387,150	441
Tainan Spinning Co. Ltd.	647,343	436
Farglory Land Development Co. Ltd.	174,067	428
Genius Electronic Optical Co. Ltd.	38,000	422
Wistron NeWeb Corp.	117,488	416
Chroma ATE Inc.	165,040	416
* Lien Hwa Industrial Corp.	506,175	414
Huang Hsiang Construction Co.	143,051	413
Radium Life Tech Co. Ltd.	296,078	411
* Tong Yang Industry Co. Ltd.	308,660	410
CTCI Corp.	300,667	405
Great Wall Enterprise Co. Ltd.	301,276	399
Dynapack International Technology Corp.	79,299	392
AmTRAN Technology Co. Ltd.	491,040	388
Hey Song Corp.	319,000	387
Formosa International Hotels Corp.	23,043	387
* King's Town Bank	586,193	386
Greatek Electronics Inc.	443,299	385
TTY Biopharm Co. Ltd.	83,083	380
Grand Pacific Petrochemical	537,928	377
* Chipbond Technology Corp.	323,852	376
* China Manmade Fibers Corp.	788,778	375
* Ta Chong Bank Co. Ltd.	977,933	375
* Taichung Commercial Bank	942,074	371
Masterlink Securities Corp.	862,176	371
Formosan Rubber Group Inc.	371,888	367
Chong Hong Construction Co.	114,725	363
Taiwan Surface Mounting Technology Co. Ltd.	125,767	360

* Compeq Manufacturing Co.	696,471	359
* Shihlin Paper Corp.	157,428	357
UPC Technology Corp.	432,068	342
Sanyang Industry Co. Ltd.	455,696	333
Mercuries & Associates Ltd.	244,950	333
China Synthetic Rubber Corp.	327,562	332
Taiwan Navigation Co. Ltd.	298,000	331
Asia Polymer Corp.	163,000	328
Shihlin Electric & Engineering Corp.	261,239	326
Wah Lee Industrial Corp.	181,883	325
* HannsTouch Solution Inc.	500,482	324
Taiwan Sogo Shin Kong SEC	351,000	319
Altek Corp.	250,628	316
Pan-International Industrial	234,533	310
T JOIN Transportation Co.	261,092	310
Young Fast Optoelectronics Co. Ltd.	66,436	309
Tong Hsing Electronic Industries Ltd.	75,056	307
Great Taipei Gas Co. Ltd.	489,000	302
Cheng Loong Corp.	666,920	301
* Genesis Photonics Inc.	120,540	300
Ability Enterprise Co. Ltd.	217,257	299
Great China Metal Industry	204,000	298
Aten International Co. Ltd.	110,260	295
Federal Corp.	419,400	294
King Yuan Electronics Co. Ltd.	669,195	292
CSBC Corp. Taiwan	313,406	291
Feng TAY Enterprise Co. Ltd.	313,225	291
Chung Hung Steel Corp.	616,047	291
TXC Corp.	177,331	291
Test-Rite International Co. Ltd.	314,067	289
Chin-Poon Industrial Co.	366,072	287
Kinpo Electronics	966,196	287
Universal Cement Corp.	463,000	286
BES Engineering Corp.	819,468	283
Infortrend Technology Inc.	243,885	279
Solartech Energy Corp.	128,000	278
MIN AIK Technology Co. Ltd.	99,987	275
* Green Energy Technology Inc.	97,946	274
Depo Auto Parts Ind Co. Ltd.	125,313	272
Shinkong Textile Co. Ltd.	170,338	271
Ambassador Hotel	193,519	270
Taiwan TEA Corp.	377,293	268
Merida Industry Co. Ltd.	107,150	266
YungShin Global Holding Corp.	148,617	266
Elan Microelectronics Corp.	226,350	265
National Petroleum Co. Ltd.	211,000	262
ITEQ Corp.	194,000	261
Ralink Technology Corp.	92,091	260
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	157,000	258
Evergreen International Storage & Transport Corp.	296,502	255
Yieh Phui Enterprise Co. Ltd.	637,168	254
Phihong Technology Co. Ltd.	142,618	248
Shih Wei Navigation Co. Ltd.	181,335	245
Neo Solar Power Corp.	182,979	243
* Holy Stone Enterprise Co. Ltd.	206,672	241
Hung Sheng Construction Co. Ltd.	387,100	240
Sinyi Realty Co.	124,785	238
* Ho Tung Chemical Corp.	330,040	238

King's Town Construction Co. Ltd.	217,560	234
Lealea Enterprise Co. Ltd.	406,038	234
WT Microelectronics Co. Ltd.	126,475	226
FSP Technology Inc.	228,254	225
Visual Photonics Epitaxy Co. Ltd.	119,946	225
Kindom Construction Co.	231,000	225
China Bills Finance Corp.	613,800	224
TA Chen Stainless Pipe	342,482	223
Chung Hsin Electric & Machinery Manufacturing Corp.	358,000	222
CyberTAN Technology Inc.	188,571	221
* Asia Optical Co. Inc.	149,000	220
Sincere Navigation	194,000	219
Pixart Imaging Inc.	72,406	219
* Taiflex Scientific Co. Ltd.	93,000	218
Global Unichip Corp.	54,649	218
* China Electric Manufacturing Corp.	252,000	217
Continental Holdings Corp.	493,000	216
Shin Zu Shing Co. Ltd.	80,000	216
Tsann Kuen Enterprise Co. Ltd.	91,295	215
Young Optics Inc.	49,428	215
King Slide Works Co. Ltd.	50,675	215
Makalot Industrial Co. Ltd.	87,000	215
* Ta Ya Electric Wire & Cable	644,000	214
Unity Opto Technology Co. Ltd.	173,231	212
* Gloria Material Technology Corp.	182,000	212
Microbio Co. Ltd.	158,574	212
Taiwan Life Insurance Co. Ltd.	200,332	210
AcBel Polytech Inc.	293,000	210
* Kuoyang Construction Co. Ltd.	281,000	209
Zinwell Corp.	146,099	208
Silicon Integrated Systems Corp.	411,592	207
Tong-Tai Machine & Tool Co. Ltd.	141,480	205
Taiwan Cogeneration Corp.	315,136	205
Chinese Maritime Transport Ltd.	118,000	200
Test Research Inc.	131,610	200
Long Chen Paper Co. Ltd.	537,245	200
ALI Corp.	155,358	199
HUA ENG Wire & Cable	539,000	196
* Pan Jit International Inc.	196,000	194
Alpha Networks Inc.	245,919	192
Topco Scientific Co. Ltd.	115,792	192
Long Bon International Co. Ltd.	438,000	190
San Fang Chemical Industry Co. Ltd.	170,500	189
L&K Engineering Co. Ltd.	159,000	189
Ardentec Corp.	222,978	188
* Unitech Printed Circuit Board Corp.	322,738	188
Champion Building Materials Co. Ltd.	237,000	188
* Chung Hwa Pulp Corp.	363,000	188
Nien Hsing Textile Co. Ltd.	228,852	187
AV Tech Corp.	57,053	186
Firich Enterprises Co. Ltd.	116,701	185
* Gigastorage Corp.	144,000	185
* Wafer Works Corp.	134,372	184
KEE TAI Properties Co. Ltd.	241,740	182
Soft-World International Corp.	47,284	180
* WUS Printed Circuit Co. Ltd.	271,000	179
Gemtek Technology Corp.	158,491	179
Formosa Epitaxy Inc.	202,615	179

Systex Corp.	132,000	179
Li Peng Enterprise Co. Ltd.	335,000	178
ENG Electric Co. Ltd.	46,584	178
ICP Electronics Inc.	121,214	177
* Pihsiang Machinery Manufacturing Co. Ltd.	118,000	177
* Walsin Technology Corp.	375,857	174
Jess-Link Products Co. Ltd.	98,030	173
China Chemical & Pharmaceutical Co. Ltd.	213,000	173
* Elite Material Co. Ltd.	183,000	171
Taiwan Paiho Ltd.	159,050	171
Taiwan Fire & Marine Insurance Co.	198,840	169
Asia Vital Components Co. Ltd.	179,557	166
Sunrex Technology Corp.	184,000	166
* Accton Technology Corp.	265,000	165
Cyberlink Corp.	50,411	163
Namchow Chemical Industrial Ltd.	130,000	163
Chia Hsin Cement Corp.	249,857	163
* Unizyx Holding Corp.	217,000	163
Darfon Electronics Corp.	165,000	162
Elite Semiconductor Memory Technology Inc.	133,000	158
* E-Ton Solar Tech Co. Ltd.	172,000	156
LES Enphants Co. Ltd.	112,000	156
Taiwan Styrene Monomer	344,000	155
Chinese Gamer International Corp.	29,000	155
* First Hotel	167,000	154
United Integrated Services Co. Ltd.	139,000	153
* Lite-On Semiconductor Corp.	253,000	153
Hsin Kuang Steel Co. Ltd.	157,249	153
* Powercom Co. Ltd.	114,000	153
* Global Brands Manufacture Ltd.	260,000	152
Sonix Technology Co. Ltd.	92,000	152
Getac Technology Corp.	340,000	152
* AGV Products Corp.	317,000	151
Yeun Chyang Industrial Co. Ltd.	206,159	151
Everlight Chemical Industrial Corp.	177,100	150
Opto Technology Corp.	296,000	149
Inventec Appliances Corp.	186,000	148
Avermedia Technologies	157,290	147
San Shing Fastech Corp.	92,000	147
Lingsen Precision Industries Ltd.	215,000	147
Elitegroup Computer Systems Co. Ltd.	454,000	146
A-DATA Technology Co. Ltd.	124,000	146
* Sunplus Technology Co. Ltd.	285,000	146
Syncmold Enterprise Corp.	93,000	146
Taiwan Mask Corp.	377,650	145
Central Reinsurance Co. Ltd.	240,000	145
Global Mixed Mode Technology Inc.	43,199	143
Merry Electronics Co. Ltd.	109,000	142
Dynamic Electronics Co. Ltd.	271,000	140
Silitech Technology Corp.	61,993	139
Hsing TA Cement Co.	351,000	139
Sanyo Electric Taiwan Co. Ltd.	112,000	138
* O-TA Precision Industry Co. Ltd.	138,000	137
Kinik Co.	79,000	135
Taiwan PCB Techvest Co. Ltd.	138,000	134
Holtek Semiconductor Inc.	99,000	134
ITE Technology Inc.	97,000	131
Newmax Technology Co. Ltd.	39,000	131

Entire Technology Co. Ltd.	60,611	130
* Jentech Precision Industrial Co. Ltd.	32,000	128
* Forhouse Corp.	194,000	128
J Touch Corp.	50,000	125
Lotes Co. Ltd.	40,000	125
Southeast Cement Co. Ltd.	283,000	123
International Games System Co. Ltd.	25,213	121
Advanced International Multitech Co. Ltd.	86,000	116
Globe Union Industrial Corp.	137,000	114
Sampo Corp.	318,311	113
* Concord Securities Corp.	357,929	113
Weltrend Semiconductor	183,000	112
Tyntek Corp.	217,000	111
Etron Technology Inc.	237,165	111
Taiwan Semiconductor Co. Ltd.	163,000	110
* Giantplus Technology Co. Ltd.	220,000	109
China Metal Products	109,266	108
Springsoft Inc.	92,000	106
Chun Yuan Steel	201,280	106
GeoVision Inc.	27,490	104
* Eastern Media International Corp.	591,000	104
* ACES Electronic Co. Ltd.	49,000	103
KYE Systems Corp.	194,862	102
* Johnson Health Tech Co. Ltd.	43,000	100
* Gold Circuit Electronics Ltd.	230,280	99
Taiwan Acceptance Corp.	35,000	96
Bright Led Electronics Corp.	121,600	94
* Mosel Vitelic Inc.	404,988	93
Hung Poo Real Estate Development Corp.	62,000	91
* Harvatek Corp.	106,000	87
Quanta Storage Inc.	108,160	86
Basso Industry Corp.	113,000	81
* Taiyen Biotech Co. Ltd.	80,000	80
* Bank of Kaohsiung	163,000	79
Sheng Yu Steel Co. Ltd.	111,000	76
Sitronix Technology Corp.	54,282	71
* Jenn Feng New Energy Co. Ltd.	52,000	60
* Taiwan PCB Techvest Co. Ltd. Rights Exp. 09/29/2011	10,274	1
		88,100
Thailand (0.8%)
Big C Supercenter PCL	194,400	782
Hana Microelectronics PCL	649,010	541
Glow Energy PCL (Foreign)	277,700	526
Tisco Financial Group PCL	356,846	477
* True Corp. PCL	3,109,300	425
Glow Energy PCL	219,463	415
Minor International PCL	901,185	404
Thanachart Capital PCL	368,600	376
Robinson Department Store PCL	293,000	361
CPN Retail Growth Leasehold Property Fund	766,535	347
Minor International PCL (Foreign)	718,800	322
Sri Trang Agro-Industry PCL	329,500	322
* Sahaviriya Steel Industries PCL	7,240,800	286
Bangkok Life Assurance PCL	164,100	286
Bumrungrad Hospital PCL (Foreign)	217,313	275
^ Bangkok Dusit Medical Services PCL	141,800	275
Hana Microelectronics PCL (Foreign)	326,300	272

LPN Development PCL	663,200	251
* G J Steel PCL	29,338,500	244
Thai Plastic & Chemical PCL (Foreign)	231,400	230
Pruksa Real Estate PCL (Foreign)	295,700	204
Tisco Financial Group PCL (Foreign)	139,500	187
Home Product Center PCL	582,700	179
Thai Vegetable Oil PCL	208,900	178
Samart Corp. PCL	538,400	177
Hemaraj Land and Development PCL	2,175,000	176
Bangkok Expressway PCL (Foreign)	278,700	173
LPN Development PCL	446,900	169
BTS Group Holdings PCL	6,783,100	166
Precious Shipping PCL	269,200	158
Khon Kaen Sugar Industry PCL (Foreign)	291,200	152
Sino Thai Engineering & Construction PCL	352,800	136
Kiatnakin Bank PCL	104,000	120
Dynasty Ceramic PCL	64,800	112
TPI Polene PCL	245,000	107
CalComp Electronics Thailand PCL (Foreign)	863,700	98
Thoresen Thai Agencies PCL	113,800	72
Asian Property Development PCL (Foreign)	311,760	63
* Thaicom PCL	172,000	62
Major Cineplex Group PCL	97,600	54
Pruksa Real Estate PCL	39,700	27
Khon Kaen Sugar Industry PCL	25,000	13
* Minor International PCL Warrants Exp. 05/18/2013	71,880	8
* Bangkokland PCL Warrants Exp. 12/30/2015	97,606	1
		10,209
Turkey (0.7%)
* TAV Havalimanlari Holding AS	168,960	823
Turk Traktor ve Ziraat Makineleri AS	30,628	691
Ulker Biskuvi Sanayi AS	203,869	659
* Petkim Petrokimya Holding AS	418,216	624
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	858,596	507
Turkiye Sinai Kalkinma Bankasi AS	338,156	472
* Akfen Holding AS	76,875	466
Konya Cimento Sanayii AS	2,993	454
Torunlar Gayrimenkul Yatirim Ortakligi AS	125,178	426
Aygaz AS	46,947	291
* Zorlu Enerji Elektrik Uretim AS	231,185	285
* Koza Anadolu Metal Madencilik Isletmeleri AS	96,186	282
* Ihlas Holding AS	440,981	280
Trakya Cam Sanayi AS	117,375	249
Tekfen Holding AS	71,663	248
Yapi Kredi Sigorta AS	25,233	247
* Aksigorta AS	256,173	243
Koza Altin Isletmeleri AS	15,534	225
* Dogan Yayin Holding AS	402,542	221
Akmerkez Gayrimenkul Yatirim Ortakligi AS	15,327	195
Anadolu Cam Sanayii AS	61,578	131
Turcas Petrol AS	57,993	117
* Akenerji Elektrik Uretim AS	49,987	106
Aksa Akrilik Kimya Sanayii	33,380	105
Yazicilar Holding AS Class A	15,985	105
Albaraka Turk Katilim Bankasi AS	77,513	102
Sekerbank TAS	163,863	96
* Dogus Otomotiv Servis ve Ticaret AS	34,748	93

Cimsa Cimento Sanayi VE Tica	18,545	92
Aselsan Elektronik Sanayi Ve Ticaret AS	17,202	90
Akcansa Cimento AS	20,129	85
* Vestel Elektronik Sanayi ve Ticaret A.S.	52,092	77
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	57,261	76
* Hurriyet Gazetecilik AS	91,921	61
		9,224
United Kingdom (13.5%)
Weir Group plc	124,661	4,327
GKN plc	943,997	3,465
IMI plc	196,628	3,375
Intertek Group plc	98,610	3,096
Meggitt plc	459,894	2,923
Investec plc	333,705	2,622
Croda International plc	82,774	2,576
Pennon Group plc	216,569	2,567
Aberdeen Asset Management plc	704,889	2,542
Babcock International Group plc	227,027	2,508
Informa plc	370,726	2,449
John Wood Group plc	217,953	2,378
Travis Perkins plc	156,125	2,255
Mondi plc	219,018	2,143
Amlin plc	308,840	2,040
Balfour Beatty plc	408,956	2,031
London Stock Exchange Group plc	119,898	1,955
* Premier Oil plc	283,116	1,879
Cookson Group plc	175,142	1,843
Melrose plc	314,541	1,839
Stagecoach Group plc	446,046	1,826
Inchcape plc	280,732	1,788
Spectris plc	68,097	1,752
Derwent London plc	59,500	1,748
Northumbrian Water Group plc	231,431	1,712
Firstgroup plc	286,620	1,712
Henderson Group plc	650,354	1,701
Homeserve plc	202,488	1,603
Carillion plc	258,063	1,550
Halma plc	233,011	1,545
IG Group Holdings plc	212,568	1,539
Michael Page International plc	187,047	1,534
* Berkeley Group Holdings plc	75,786	1,528
Misys plc	230,889	1,499
Hiscox Ltd.	221,487	1,479
Petropavlovsk plc	112,940	1,475
Catlin Group Ltd.	214,896	1,458
Rotork plc	55,173	1,431
Rightmove plc	70,974	1,421
* Centamin Egypt Ltd.	627,873	1,392
* Afren plc	601,330	1,378
Persimmon plc	182,118	1,374
Spirax-Sarco Engineering plc	44,242	1,360
Capital & Counties Properties plc	437,639	1,346
National Express Group plc	303,296	1,304
Charter International plc	99,495	1,302
Hargreaves Lansdown plc	135,760	1,268
Great Portland Estates plc	185,907	1,266
* Soco International plc	209,948	1,247

	Lancashire Holdings Ltd.	104,702	1,197
	Ashmore Group plc	176,115	1,164
	Victrex plc	48,535	1,159
*	easyJet plc	188,810	1,134
*	Taylor Wimpey plc	1,960,410	1,132
	Shaftesbury plc	134,263	1,124
	Booker Group plc	921,148	1,113
	Aveva Group plc	39,658	1,107
*	Mitchells & Butlers plc	245,069	1,102
	Intermediate Capital Group plc	238,854	1,040
*	SVG Capital plc	237,404	1,024
	Chemring Group plc	112,701	1,014
	Electrocomponents plc	265,547	1,010
	Hunting plc	78,981	1,010
*	Telecity Group plc	110,226	997
	Ultra Electronics Holdings plc	38,519	993
*	Barratt Developments plc	608,064	980
	Hikma Pharmaceuticals plc	86,467	968
*	Imagination Technologies Group plc	148,258	962
	Greene King plc	119,892	961
	DS Smith plc	248,351	958
	Jardine Lloyd Thompson Group plc	90,433	952
	Close Brothers Group plc	75,509	920
	Britvic plc	157,208	903
	Spirent Communications plc	416,471	890
*	BTG plc	190,920	878
	Berendsen plc	98,836	876
	BBA Aviation plc	250,605	866
*	Sports Direct International plc	197,612	865
	Bellway plc	79,813	863
	F&C Commercial Property Trust Ltd.	506,748	861
*	Bwin.Party Digital Entertainment plc	389,013	860
	Morgan Crucible Co. plc	155,432	836
	Mitie Group plc	211,439	830
	Ferrexpo plc	109,660	828
	Ashtead Group plc	313,772	825
	Debenhams plc	753,786	823
*	QinetiQ Group plc	442,264	817
	Hochschild Mining plc	103,711	812
*,^ Talvivaara Mining Co. plc		113,978	801
	Millennium & Copthorne Hotels plc	94,505	800
	Regus plc	461,103	799
	PZ Cussons plc	128,160	794
	Fidessa Group plc	25,958	782
	International Personal Finance plc	150,818	778
	Atkins WS plc	66,227	771
	Tullett Prebon plc	131,705	763
	Premier Farnell plc	238,656	758
*	SIG plc	359,035	752
	De La Rue plc	58,434	746
	Laird plc	238,773	734
	Lamprell plc	114,701	721
*	EnQuest plc	349,461	714
	SDL plc	64,109	713
	WH Smith plc	84,841	706
	Beazley plc	331,893	702
	Bodycote plc	110,131	695
	Domino Printing Sciences plc	62,974	685

	Restaurant Group plc	141,879	680
	Filtrona plc	121,336	679
*	Howden Joinery Group plc	360,582	674
	Elementis plc	249,906	667
	Fenner plc	104,088	659
	Halfords Group plc	124,128	656
	Kesa Electricals plc	289,409	619
	Senior plc	201,680	615
	Bovis Homes Group plc	90,112	608
	St. James's Place plc	99,151	600
	N Brown Group plc	128,142	598
	JD Wetherspoon plc	83,935	595
	Go-Ahead Group plc	22,847	582
^	Heritage Oil plc	136,023	576
	Marston's plc	340,897	576
	Micro Focus International plc	121,058	575
	Kier Group plc	26,335	573
	Domino's Pizza UK & IRL plc	68,187	561
	Genus plc	34,987	559
	Galliford Try plc	68,833	558
	Interserve plc	100,076	546
	Renishaw plc	19,782	546
	Grainger plc	264,679	510
	CSR plc	110,771	506
	Greggs plc	59,544	498
*,^ Dixons Retail plc		2,124,199	493
	Savills plc	86,888	482
	Paragon Group of Cos. plc	151,189	479
	Yule Catto & Co. plc	135,150	471
	Computacenter plc	58,212	469
	RPS Group plc	121,481	466
	ITE Group plc	126,279	464
	Dairy Crest Group plc	74,996	461
*	Premier Foods plc	1,541,900	459
^	Invista Foundation Property Trust Ltd.	731,368	456
	Stobart Group Ltd.	200,363	454
*	Redrow plc	208,761	440
	Dignity plc	33,533	440
	Shanks Group plc	209,945	437
*	Colt Group SA	215,715	431
	Robert Walters plc	80,499	430
	Synergy Health plc	26,969	420
	PayPoint plc	46,111	412
	Workspace Group plc	923,742	411
*	Hansen Transmissions International NV	386,794	409
	Brewin Dolphin Holdings plc	166,500	404
	ST Modwen Properties plc	141,866	402
	Cineworld Group plc	130,214	400
*	Punch Taverns plc	382,859	398
	Dechra Pharmaceuticals plc	51,072	394
	Big Yellow Group plc	81,749	384
*	Gem Diamonds Ltd.	99,106	378
	Dunelm Group plc	48,390	374
	Rathbone Brothers plc	19,879	373
	Cranswick plc	34,796	367
*	SuperGroup plc	20,949	365
^	Carpetright plc	37,098	359
*	Salamander Energy plc	77,889	357

	JKX Oil & Gas plc	90,844	355
	Mothercare plc	53,102	354
	Pace plc	186,846	352
	Kcom Group plc	262,873	348
	Devro plc	81,526	346
	Keller Group plc	45,904	338
	Sthree plc	55,418	327
	Helical Bar plc	79,691	319
	Novae Group plc	56,116	319
	Sportingbet plc	345,792	314
	F&C Asset Management plc	261,143	302
	Anglo Pacific Group plc	56,397	296
	Morgan Sindall Group plc	26,891	291
	Evolution Group plc	215,111	276
*	Enterprise Inns plc	300,739	273
*	CLS Holdings plc	25,917	271
	Headlam Group plc	59,804	270
	Speedy Hire plc	532,142	262
	Mucklow A & J Group plc	51,073	254
*	Xchanging plc	144,253	234
	Mcbride plc	104,769	226
	Robert Wiseman Dairies plc	42,506	225
*	Unite Group plc	64,184	222
*	Avis Europe plc	43,034	220
	Holidaybreak plc	30,257	213
	Moneysupermarket.com Group plc	107,457	201
	UK Commercial Property Trust Ltd.	152,324	198
	Collins Stewart Hawkpoint plc	153,421	186
	Severfield-Rowen plc	57,050	185
	Arena Leisure plc	318,887	185
	Development Securities plc	51,146	182
	Chesnara plc	47,790	181
	Euromoney Institutional Investor plc	14,871	166
*	Wolfson Microelectronics plc	59,760	157
*,^ Yell Group plc		1,407,923	157
	Marshalls plc	83,306	149
	Promethean World plc	148,694	144
	WSP Group plc	27,862	136
	Wincanton plc	70,752	123
	Smiths News plc	80,777	111
*	Trinity Mirror plc	151,016	109
	Daejan Holdings plc	2,070	95
	Game Group plc	206,741	95
*	UK Coal plc	129,514	88
	PV Crystalox Solar plc	255,649	82
	Melrose Resources plc	23,595	79
*	Mouchel Group plc	79,559	75
	Rank Group plc	11,588	27
	Picton Property Income Ltd.	28,714	24
*	Connaught plc	50,771	—
			185,316
Total Common Stocks (Cost $1,194,104)			1,367,604

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (4.6%)
Money Market Fund (4.6%)

[2,3] Vanguard Market Liquidity Fund (Cost $62,524)	0.114%	62,523,624	62,524

Total Investments (104.5%) (Cost $1,256,628)			1,430,128
Other Assets and Liabilities-Net (-4.5%)[2]			(61,645)
Net Assets (100%)			1,368,483

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $58,253,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate value of these securities was $1,285,000, representing 0.1% of net assets.
2 Includes $62,524,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

FTSE All-World ex-US Small-Cap Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	225,939	—	—
Common Stocks—Other	—	1,141,467	198
Temporary Cash Investments	62,524	—	—
Total	288,463	1,141,467	198

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2011:

Investments in
Common Stocks—Other
($000)
Amount valued based on Level 3 Inputs
Balance as of October 31, 2010	26
Transfers into Level 3	198
Change in Unrealized Appreciation (Depreciation)	(26)
Balance as of July, 31, 2011	198

D. At July 31, 2011, the cost of investment securities for tax purposes was $1,265,211,000. Net unrealized appreciation of investment securities for tax purposes was $164,917,000, consisting of unrealized gains of $232,804,000 on securities that had risen in value since their purchase and $67,887,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global ex-U.S. Real Estate Index Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Australia (12.2%)
Westfield Group	888,639	7,764
Stockland	998,784	3,345
Westfield Retail Trust	1,180,542	3,160
GPT Group	716,692	2,370
Lend Lease Group	218,949	2,130
Goodman Group	2,763,115	2,062
Dexus Property Group	2,027,246	1,926
CFS Retail Property Trust	987,708	1,876
Mirvac Group	1,431,168	1,805
Commonwealth Property Office Fund	1,022,137	1,068
Investa Office Fund	1,190,710	837
Charter Hall Office REIT	172,151	628
Charter Hall Retail REIT	111,318	381
BWP Trust	168,536	319
Australand Property Group	99,101	273
Abacus Property Group	106,922	245
Cromwell Property Group	319,959	236
Charter Hall Group	102,518	236
FKP Property Group	286,733	200
* Centro Retail Group	507,056	195
Aspen Group	258,291	127
Peet Ltd.	73,590	117
ALE Property Group	56,770	116
Challenger Diversified Property Group	199,135	115
* Valad Property Group	45,121	87
Astro Japan Property Group	25,264	76
* Sunland Group Ltd.	82,230	52
		31,746
Austria (1.3%)
* IMMOFINANZ AG	437,896	1,689
* CA Immobilien Anlagen AG	33,605	566
Atrium European Real Estate Ltd.	79,453	509
Conwert Immobilien Invest SE	29,740	481
* S IMMO AG	20,345	133
		3,378
Belgium (0.6%)
Cofinimmo	5,851	811
Befimmo SCA Sicafi	5,785	487
Warehouses De Pauw SCA	3,737	204
Intervest Offices	2,882	85
		1,587
Brazil (1.9%)
BR Malls Participacoes SA	168,700	1,936
BR Properties SA	73,366	804
Multiplan Empreendimentos Imobiliarios SA	25,900	570
Brasil Brokers Participacoes SA	80,896	369
Aliansce Shopping Centers SA	32,887	285
Iguatemi Empresa de Shopping Centers SA	12,193	269

*	Sao Carlos Empreendimentos e Participacoes SA	12,600	176
	Jereissati Participacoes SA Prior Pfd.	156,676	139
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	15,000	129
*	BHG SA - Brazil Hospitality Group	9,270	118
	JHSF Participacoes SA	33,827	97
*	General Shopping Brasil SA	8,802	67
			4,959
Canada (3.6%)
	Brookfield Office Properties Inc.	99,650	1,893
	RioCan REIT	53,550	1,455
^	H&R REIT	32,000	736
	Boardwalk REIT	10,800	566
	Calloway REIT	21,200	556
	Canadian REIT	13,725	479
	First Capital Realty Inc.	24,400	430
	Dundee REIT	11,320	384
	Primaris Retail REIT	16,300	352
	Canadian Apartment Properties REIT	15,900	326
^	Cominar REIT	13,250	314
	Chartwell Seniors Housing REIT	30,200	248
	Artis REIT	16,900	246
	Allied Properties REIT	9,600	236
	Killam Properties Inc.	19,026	217
	Northern Property REIT	6,100	196
	Morguard REIT	11,400	187
^	Extendicare REIT	16,900	180
	InnVest REIT	19,000	113
	Crombie REIT	7,018	96
	Whiterock REIT	6,812	91
	Melcor Developments Ltd.	5,300	87
	NorthWest Healthcare Properties REIT	6,961	86
			9,474
Chile (0.1%)
	Parque Arauco SA	191,913	398

China (7.6%)
	China Overseas Land & Investment Ltd.	1,612,000	3,610
	China Resources Land Ltd.	836,000	1,638
^	Evergrande Real Estate Group Ltd.	1,976,190	1,482
	Country Garden Holdings Co.	2,433,000	1,246
^	Sino-Ocean Land Holdings Ltd.	1,724,000	965
	Agile Property Holdings Ltd.	566,000	912
	Shimao Property Holdings Ltd.	610,500	805
	Longfor Properties Co. Ltd.	520,996	802
	China Vanke Co. Ltd. Class B	551,802	762
	Soho China Ltd.	786,500	712
^	Renhe Commercial Holdings Co. Ltd.	3,340,000	660
^	Guangzhou R&F Properties Co. Ltd.	426,000	549
	Shui On Land Ltd.	1,092,500	483
	Franshion Properties China Ltd.	1,436,000	396
*	Yuexiu Property Co. Ltd.	2,068,000	379
	KWG Property Holding Ltd.	491,000	342
*,^ Kaisa Group Holdings Ltd.		845,642	307
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	213,800	262
^	Hopson Development Holdings Ltd.	282,000	257
	New World China Land Ltd.	704,000	252
	Shenzhen Investment Ltd.	838,000	243

Tian An China Investment	387,000	233
Greentown China Holdings Ltd.	255,500	229
* United Energy Group Ltd.	1,560,000	215
* Sunac China Holdings Ltd.	593,152	199
Silver Grant International	550,000	168
Powerlong Real Estate Holdings Ltd.	574,647	165
GZI REIT	286,000	156
Jiangsu Future Land Co. Ltd. Class B	277,300	150
Beijing Capital Land Ltd.	426,000	136
^ China South City Holdings Ltd.	813,808	133
China SCE Property Holdings Ltd.	506,560	129
Fantasia Holdings Group Co. Ltd.	712,333	109
Tomson Group Ltd.	288,000	102
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	115,000	97
* Shanghai Industrial Urban Development Group Ltd.	350,000	94
China Aoyuan Property Group Ltd.	484,205	85
SRE Group Ltd.	1,148,000	82
Yuzhou Properties Co.	252,355	80
* Sinolink Worldwide Holdings Ltd.	796,000	79
Lai Fung Holdings Ltd.	1,967,000	70
Beijing North Star Co. Ltd.	280,000	67
China Merchants Property Development Co. Ltd. Class B	39,000	62
		19,904
Denmark (0.1%)
* TK Development	17,863	74
Jeudan A/S	810	64
		138
Egypt (0.2%)
* Talaat Moustafa Group	416,911	298
Six of October Development & Investment	23,790	92
* Palm Hills Developments SAE	183,654	63
* Medinet Nasr Housing	16,603	53
El Kahera Housing	34,378	30
		536
Finland (0.3%)
Sponda Oyj	77,243	425
Citycon Oyj	53,784	219
Technopolis plc	26,047	126
		770
France (6.0%)
Unibail-Rodamco SE	38,343	8,536
Gecina SA	11,002	1,527
Klepierre	39,508	1,477
Fonciere Des Regions	13,808	1,346
ICADE	9,568	1,102
Mercialys SA	18,998	791
Societe Immobiliere de Location pour l'Industrie et le Commerce	3,592	466
ANF Immobilier	4,431	210
Societe de la Tour Eiffel	2,306	199
		15,654
Germany (0.9%)
Deutsche Euroshop AG	17,886	684
Deutsche Wohnen AG	26,442	429
Alstria Office REIT-AG	23,786	346
GAGFAH SA	38,718	263
* IVG Immobilien AG	37,643	259

* TAG Immobilien AG	21,460	216
DIC Asset AG	11,335	121
* Patrizia Immobilien AG	10,997	73
* Colonia Real Estate AG	7,009	46
		2,437
Greece (0.0%)
Eurobank Properties Real Estate Investment Co.	5,658	46
* Babis Vovos International Construction SA	11,275	14
		60
Hong Kong (16.6%)
Sun Hung Kai Properties Ltd.	626,000	9,515
Cheung Kong Holdings Ltd.	568,000	8,660
Hongkong Land Holdings Ltd.	487,500	3,270
Link REIT	935,500	3,269
Hang Lung Properties Ltd.	875,000	3,227
Henderson Land Development Co. Ltd.	447,000	2,830
Hang Lung Group Ltd.	356,000	2,142
Sino Land Co. Ltd.	1,098,000	1,860
Wheelock & Co. Ltd.	347,000	1,490
Kerry Properties Ltd.	278,000	1,345
Hysan Development Co. Ltd.	260,000	1,218
Hopewell Holdings Ltd.	266,500	862
^ Champion REIT	983,000	542
Great Eagle Holdings Ltd.	132,000	435
Chinese Estates Holdings Ltd.	216,500	376
* Glorious Property Holdings Ltd.	1,144,829	352
Kowloon Development Co. Ltd.	149,000	200
* China Overseas Grand Oceans Group Ltd.	114,000	165
K Wah International Holdings Ltd.	465,000	163
HKR International Ltd.	274,400	156
Sunlight REIT	452,000	147
^ Mingfa Group International Co. Ltd.	395,099	126
Regal REIT	348,000	116
TAI Cheung Holdings	141,000	111
Far East Consortium	492,000	107
Prosperity REIT	438,000	106
Emperor International Holdings	449,666	103
* Lai Sun Development	3,227,000	85
* Zhuguang Holdings Group Co. Ltd.	429,630	75
* CSI Properties Ltd.	2,143,711	74
* Pacific Century Premium Developments Ltd.	387,000	74
Liu Chong Hing Investment	62,000	72
* China Properties Group Ltd.	186,073	61
		43,334
India (0.8%)
DLF Ltd.	170,939	892
Unitech Ltd.	586,326	404
* Indiabulls Real Estate Ltd.	132,175	297
Godrej Properties Ltd.	7,094	124
Sobha Developers Ltd.	11,216	66
* Parsvnath Developers Ltd.	48,857	51
Peninsula Land Ltd.	42,093	49
* DB Realty Ltd.	26,629	47
Mahindra Lifespace Developers Ltd.	5,540	44
Sunteck Realty Ltd.	5,466	36
Ansal Properties & Infrastructure Ltd.	32,641	30
Ackruti City Ltd.	6,951	28

Orbit Corp. Ltd.	23,517	21
		2,089
Indonesia (0.9%)
Lippo Karawaci Tbk PT	6,884,000	630
Bumi Serpong Damai PT	3,054,027	365
Summarecon Agung Tbk PT	1,937,500	291
* Bakrieland Development Tbk PT	14,487,500	287
Ciputra Development Tbk PT	3,881,000	251
Alam Sutera Realty Tbk PT	3,983,797	196
* Kawasan Industri Jababeka Tbk PT	5,635,680	122
* Sentul City Tbk PT	4,757,500	107
Ciputra Property TBK PT	1,214,596	71
* Intiland Development Tbk PT	1,584,551	61
		2,381
Israel (0.6%)
Azrieli Group	12,840	346
Gazit-Globe Ltd.	23,348	278
Alony Hetz Properties & Investments Ltd.	27,605	147
Amot Investments Ltd.	40,415	113
* Nitsba Holdings 1995 Ltd.	9,810	92
Jerusalem Economy Ltd.	8,081	90
Industrial Buildings Corp.	40,024	78
British Israel Investments Ltd.	18,956	69
Melisron Ltd.	2,698	59
Reit 1 Ltd.	28,938	56
* Africa Israel Properties Ltd.	5,384	55
* AL-ROV Israel Ltd.	1,610	49
* Airport City Ltd.	10,315	46
* Elbit Imaging Ltd.	5,352	32
		1,510
Italy (0.2%)
Beni Stabili SPA	347,318	309
* Prelios SPA	249,580	136
Immobiliare Grande Distribuzione	56,842	116
		561
Japan (18.1%)
Mitsubishi Estate Co. Ltd.	516,300	9,258
Mitsui Fudosan Co. Ltd.	348,000	6,649
Sumitomo Realty & Development Co. Ltd.	178,000	4,394
Daito Trust Construction Co. Ltd.	33,900	3,263
Daiwa House Industry Co. Ltd.	219,400	2,957
Nippon Building Fund Inc.	225	2,303
Japan Real Estate Investment Corp.	205	2,054
Japan Retail Fund Investment Corp. Class A	645	1,006
United Urban Investment Corp. Class A	762	921
Advance Residence Investment Corp. Class A	409	861
Aeon Mall Co. Ltd.	32,200	828
Tokyu Land Corp.	163,000	765
Nomura Real Estate Office Fund Inc. Class A	115	754
Nomura Real Estate Holdings Inc.	39,000	714
Tokyo Tatemono Co. Ltd.	171,000	698
Japan Prime Realty Investment Corp.	269	694
Mori Trust Sogo Reit Inc.	67	686
Orix JREIT Inc.	117	645
Frontier Real Estate Investment Corp.	68	616
Nippon Accommodations Fund Inc. Class A	71	550

Japan Logistics Fund Inc.	56	509
Kenedix Realty Investment Corp. Class A	119	443
NTT Urban Development Corp.	455	417
Tokyu REIT Inc.	61	380
Daiwa Office Investment Corp. Class A	105	365
Global One Real Estate Investment Corp.	39	339
Japan Excellent Inc.	68	335
Top REIT Inc.	58	322
Fukuoka REIT Co. Class A	41	318
BLife Investment Corp.	42	294
Hulic Co. Ltd.	26,700	284
Nomura Real Estate Residential Fund Inc.	46	258
Mori Hills REIT Investment Corp.	71	238
Premier Investment Corp. Class A	52	226
Sekisui House SI Investment Co. Class A	41	188
MID Reit Inc.	66	179
Heiwa Real Estate Co. Ltd.	71,000	164
Industrial & Infrastructure Fund Investment Corp.	31	162
Hankyu Reit Inc. Class A	31	160
Daibiru Corp.	20,000	149
Shoei Co. Ltd./Chiyoda-ku	14,700	130
TOC Co. Ltd.	27,800	123
Heiwa Real Estate REIT Inc. Class A	163	98
Japan Hotel and Resort Inc.	36	85
*,^ Leopalace21 Corp.	58,300	84
Japan Rental Housing Investments Inc. Class A	179	84
Sankei Building Co. Ltd.	13,400	77
Iida Home Max	6,800	62
Nippon Hotel Fund Investment Corp.	20	62
Tokyo Theatres Co. Inc.	31,500	42
		47,193
Luxembourg (0.0%)
* ProLogis European Properties	3,992	34

Malaysia (0.8%)
SP Setia Bhd.	343,100	451
* UEM Land Holdings Bhd.	442,765	388
Sunway REIT	740,234	284
IGB Corp. Bhd.	382,087	270
Sunway City Bhd.	94,514	163
KLCC Property Holdings Bhd.	131,800	149
Mah Sing Group Bhd.	148,943	118
IJM Land Bhd.	120,941	112
TA Global Bhd.	490,335	59
		1,994
Netherlands (1.9%)
Corio NV	38,842	2,368
Wereldhave NV	9,138	847
Eurocommercial Properties NV	15,170	726
Vastned Retail NV	7,751	528
^ Nieuwe Steen Investments NV	14,531	271
Vastned Offices/Industrial NV	7,902	130
* Plaza Centers NV	41,084	53
		4,923
New Zealand (0.4%)
Kiwi Income Property Trust	407,634	362
Goodman Property Trust	333,091	290

	AMP NZ Office Ltd.	329,968	243
	Argosy Property Trust	224,919	166
			1,061
Norway (0.2%)
	Norwegian Property ASA	210,115	441

Philippines (0.8%)
	Ayala Land Inc.	2,162,800	864
	SM Prime Holdings Inc.	2,035,000	557
	Megaworld Corp.	4,210,000	219
	Robinsons Land Corp.	681,750	215
	SM Development Corp.	724,833	138
	Filinvest Land Inc.	3,866,000	119
	Vista Land & Lifescapes Inc.	1,181,000	97
			2,209
Poland (0.2%)
*	Globe Trade Centre SA	52,759	312
*,^ Echo Investment SA		104,029	171
*	JW Construction Holding SA	8,332	40
*	LC Corp. SA	89,876	38
*	Gant Development SA	7,229	29
			590
Russia (0.2%)
	LSR Group GDR	59,944	451

Singapore (7.7%)
	CapitaLand Ltd.	1,390,000	3,342
	City Developments Ltd.	260,000	2,278
*	Global Logistic Properties Ltd.	935,000	1,565
	CapitaMall Trust	976,000	1,527
	Ascendas REIT	706,000	1,196
	Suntec REIT	928,000	1,182
	UOL Group Ltd.	228,000	976
	Keppel Land Ltd.	294,000	934
	CapitaCommercial Trust	793,000	928
	CDL Hospitality Trusts	252,000	435
	CapitaMalls Asia Ltd.	348,000	414
^	Mapletree Industrial Trust	390,014	396
	Mapletree Logistics Trust	510,000	389
	United Industrial Corp. Ltd.	158,000	374
	Starhill Global REIT	577,000	311
	Yanlord Land Group Ltd.	279,000	288
	Wing Tai Holdings Ltd.	207,000	254
	Singapore Land Ltd.	43,000	248
	Bukit Sembawang Estates Ltd.	66,000	246
	Ascott Residence Trust	244,000	240
	Frasers Centrepoint Trust	183,000	234
	GuocoLand Ltd.	127,666	230
	Parkway Life REIT	147,000	227
	Cambridge Industrial Trust	491,000	206
	Fortune REIT	380,000	201
	Wheelock Properties Singapore Ltd.	119,000	183
	Ascendas India Trust	211,000	168
	CapitaRetail China Trust	159,000	164
	K-REIT Asia	138,000	151
	AIMS AMP Capital Industrial REIT	802,950	150
	Frasers Commercial Trust	202,200	146

Ho Bee Investment Ltd.	113,000	132
Lippo-Mapletree Indonesia Retail Trust	219,000	117
* Hong Fok Corp. Ltd.	165,000	74
Saizen REIT	505,000	68
* Debao Property Development Ltd.	227,000	22
		19,996
South Africa (2.4%)
Redefine Properties Ltd.	1,115,304	1,351
Growthpoint Properties Ltd.	478,201	1,317
Capital Property Fund	664,299	853
Resilient Property Income Fund Ltd.	108,449	534
Fountainhead Property Trust	490,305	474
SA Corporate Real Estate Fund Nominees Pty Ltd.	871,615	442
Acucap Properties Ltd.	62,902	340
Vukile Property Fund Ltd.	147,863	316
Hyprop Investments Ltd.	37,929	310
Emira Property Fund	123,583	246
		6,183
Spain (0.1%)
* Inmobiliaria Colonial SA	33,647	228
* Realia Business SA	26,341	55
		283
Sweden (1.6%)
Castellum AB	72,596	1,050
Hufvudstaden AB Class A	47,530	533
Fabege AB	55,222	532
Kungsleden AB	57,355	527
Wallenstam AB	48,970	499
Wihlborgs Fastigheter AB	29,312	412
Klovern AB	40,104	186
Sagax AB	4,463	131
* Fastighets AB Balder	23,730	109
Heba Fastighets AB Class B	10,912	103
		4,082
Switzerland (1.8%)
Swiss Prime Site AG	19,849	1,819
PSP Swiss Property AG	14,555	1,473
Mobimo Holding AG	2,142	594
Allreal Holding AG	2,889	511
Intershop Holdings	472	189
* Zueblin Immobilien Holding AG	15,732	70
		4,656
Taiwan (1.3%)
Highwealth Construction Corp.	233,000	532
Ruentex Development Co. Ltd.	229,000	343
Prince Housing & Development Corp.	298,000	305
Huaku Development Co. Ltd.	94,544	282
Cathay Real Estate Development Co. Ltd.	519,000	279
Cathay No 1 REIT	584,310	278
Radium Life Tech Co. Ltd.	198,000	275
* Shining Building Business Co. Ltd.	111,000	204
Farglory Land Development Co. Ltd.	80,000	197
* Kuoyang Construction Co. Ltd.	181,000	135
Hung Sheng Construction Co. Ltd.	204,000	127
Hung Poo Real Estate Development Corp.	82,000	121
KEE TAI Properties Co. Ltd.	148,869	112

* Taiwan Land Development Corp.	174,041	101
King's Town Construction Co. Ltd.	44,000	47
		3,338
Thailand (0.5%)
Central Pattana PCL	276,200	340
* Land and Houses PCL	1,230,400	280
Hemaraj Land and Development PCL	1,935,578	157
Supalai PCL	252,205	117
Amata Corp. PCL	224,000	117
* Bangkokland PCL	3,650,000	88
Ticon Industrial Connection PCL	163,288	79
Rojana Industrial Park PCL (Foreign Shares)	168,270	56
Sansiri PCL (Foreign Shares)	225,283	41
* Rojana Industrial Park PCL Warrants Exp. 12/31/2016	57,123	11
Sansiri PCL (Local Shares)	50,400	9
Rojana Industrial Park PCL (Local Shares)	12,400	4
		1,299
Turkey (0.1%)
Sinpas Gayrimenkul Yatirim Ortakligi AS	109,369	125
Akmerkez Gayrimenkul Yatirim Ortakligi AS	9,770	125
Is Gayrimenkul Yatirim Ortakligi AS	154,404	117
		367
United Kingdom (7.8%)
Land Securities Group plc	325,099	4,543
British Land Co. plc	372,420	3,562
Hammerson plc	299,005	2,280
Segro plc	311,310	1,539
Capital Shopping Centres Group plc	251,321	1,536
Derwent London plc	34,295	1,007
Great Portland Estates plc	131,832	898
Shaftesbury plc	105,226	881
Capital & Counties Properties plc	247,412	761
London & Stamford Property plc	230,256	479
Hansteen Holdings plc	269,320	362
Grainger plc	176,403	340
* Unite Group plc	66,142	229
Big Yellow Group plc	48,554	228
Raven Russia Ltd.	228,893	209
Workspace Group plc	447,275	199
ST Modwen Properties plc	64,395	183
Development Securities plc	51,097	182
Helical Bar plc	43,092	173
Primary Health Properties plc	28,074	145
Metric Property Investments plc	77,591	138
Safestore Holdings plc	64,033	127
Daejan Holdings plc	2,718	125
* Minerva plc	47,373	93
Invista Foundation Property Trust Ltd.	143,813	90
* CLS Holdings plc	7,461	78
* Capital & Regional plc	110,572	69
		20,456
Total Common Stocks (Cost $257,905)		260,472

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)

[1,2] Vanguard Market Liquidity Fund (Cost $5,130)	0.114%	5,130,281	5,130

Total Investments (101.8%) (Cost $263,035)			265,602
Other Assets and Liabilities-Net (-1.8%)[2]			(4,775)
Net Assets (100%)			260,827

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,714,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $5,107,000 of collateral received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

Global ex-U.S. Real Estate Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,831	245,641	—
Temporary Cash Investments	5,130	—	—
Total	19,961	245,641	—
1 Represents variation margin on the last day of the reporting period.

D. At July 31, 2011, the cost of investment securities for tax purposes was $263,035,000. Net unrealized appreciation of investment securities for tax purposes was $2,567,000, consisting of unrealized gains of $12,236,000 on securities that had risen in value since their purchase and $9,669,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 22, 2011

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 22, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.